UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23738
Capital Group Fixed Income ETF Trust
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Sandra Chuon
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Core Bond ETF
CGCB
for the six months ended June 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Core Bond ETF (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCB	$ 14	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,473
Total number of portfolio holdings	665
Portfolio turnover rate including mortgage dollar roll transactions	55%
Portfolio turnover rate excluding mortgage dollar roll transactions	32%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder do cume
nts will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-312-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Core Plus Income ETF
CGCP
for the six months ended June 30,
2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Core Plus Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based
on a
hypothetical $
10,000 investment
)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCP	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 5,170
Total number of portfolio holdings	1,304
Portfolio turnover rate including mortgage dollar roll transactions	201%
Portfolio turnover rate excluding mortgage dollar roll transactions	66%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-306-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group High Yield Bond ETF
CGHY
for the
period en
ded J
une 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group High Yield Bond ETF (the "fund") for the period from June 24, 2025, commencement of operations, to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based o
n a hy
pothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGHY	$ 1 *	0.39% †
*
Based on operations for the period from June 24, 2025 to June 30, 2025. Expenses for the full 6 months would be higher.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 49,804
Total number of portfolio holdings	115
Portfolio turnover rate	4%
Portfolio holdings by asset type
 (percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-326-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group International Bond ETF
(USD-Hedged)
CGIB
for the six
months ended
June 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group International Bond ETF (USD-Hedged) (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIB	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 49,850
Total number of portfolio holdings	184
Portfolio turnover rate including mortgage dollar roll transactions	101%
Portfolio turnover rate excluding mortgage dollar roll transactions	66%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most sh
arehold
er documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-321-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Municipal Income ETF
CGMU
for the six months ended June 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Municipal Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothe
tical $1
0,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMU	$ 13	0.27% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 3,361
Total number of portfolio holdings	1,640
Portfolio turnover rate	14%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s invest ment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-309-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Municipal High-Income ETF
CGHM
for the six months ended June 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Municipal High-Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGHM	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 205,262
Total number of portfolio holdings	665
Portfolio turnover rate	16%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most share
ho
lder documents will be m
ai
led to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-322-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Short Duration Income ETF
CGSD
for the six months ended June 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Short Duration Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSD	$ 13	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 1,325
Total number of portfolio holdings	866
Portfolio turnover rate including mortgage dollar roll transactions	85%
Portfolio turnover rate excluding mortgage dollar roll transactions	16%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mail ed to s
hareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be h
ouseholded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-307-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Short Duration Municipal Income ETF
CGSM
for the six months ended June 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Short Duration Municipal Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSM	$ 13	0.25% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 709,427
Total number of portfolio holdings	637
Portfolio turnover rate	34%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder docum en
ts will be mailed t
o s
hareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-313-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Ultra Short Income ETF
CGUI
for the six months ended June 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Ultra Short Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGUI	$ 9	0.18% *
*Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 56,010
Total number of portfolio holdings	183
Portfolio turnover rate	70%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder docu ment
s will be maile
d to
shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-320-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group U.S. Multi-Sector Income ETF
CGMS
for the six months ended June 30, 2025
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group U.S. Multi-Sector Income ETF (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMS	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 2,857
Total number of portfolio holdings	1,291
Portfolio turnover rate including mortgage dollar roll transactions	34%
Portfolio turnover rate excluding mortgage dollar roll transactions	24%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder docu ments
will be mailed to shareh
olde
rs with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-308-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable for filing of semi-annual reports to shareholders.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group
Fixed Income ETF
Trust
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. ETGEFP2-350-0825 © 2025 Capital Group. All rights reserved.

Capital Group Core Bond ETFunaudited
Investment portfolio June 30, 2025

Bonds, notes & other debt instruments 98.35%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 39.74%
Financials 18.87%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(b)(c)(d)	USD 1,671	$1,659
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (c)(e)	6,851	7,252
American Express Co. (USD-SOFR + 0.93%) 5.282% 7/26/2028 (d)	9,070	9,115
American International Group, Inc. 4.85% 5/7/2030	1,126	1,144
Arthur J. Gallagher & Co. 4.85% 12/15/2029	6,123	6,217
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (e)	24,948	24,255
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029) (e)	15,060	14,826
Bank of Montreal 5.004% 1/27/2029 (USD-SOFR Index + 0.67% on 1/27/2028) (e)	6,807	6,920
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (c)(e)	7,145	6,937
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (c)(e)	4,888	5,021
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (c)(e)	5,078	4,911
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (c)(e)	7,268	7,485
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (c)(e)	6,938	7,199
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(e)	10,703	11,127
CaixaBank, SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (c)(e)	6,668	6,686
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (e)	7,074	7,151
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (e)	8,411	8,720
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (e)	1,128	1,123
Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030) (e)	5,541	5,483
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (c)(e)	12,028	11,989
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (e)	6,725	6,527
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (e)	10,238	10,927
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (c)(e)	4,714	4,595
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (e)	11,218	11,818
Five Corners Funding Trust III 5.791% 2/15/2033 (c)	4,536	4,721
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	10,699	11,139
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (e)	197	200
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (e)	4,033	4,046
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (e)	2,892	2,961
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (e)	4,480	4,594
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028) (e)	14,853	14,877
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (e)	7,365	7,527
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (e)	9,271	9,362
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (e)	1,501	1,532
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (e)	4,116	4,129
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (e)	14,112	14,055
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (e)	4,780	4,900
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (c)(e)	11,847	12,237
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (e)	8,841	9,141
Metropolitan Life Global Funding I 4.85% 1/8/2029 (c)	3,310	3,372
Metropolitan Life Global Funding I 5.15% 3/28/2033 (c)	2,905	2,950
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026) (e)	6,414	6,235
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (e)	3,421	3,520
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028) (e)	18,212	18,534
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	10,901	11,089
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (e)	4,487	4,496
NatWest Group PLC 4.964% 8/15/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.22% on 8/15/2029) (e)	13,433	13,591
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026) (e)	1,155	1,188
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (e)	9,492	9,832
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (e)	3,507	3,516
Svenska Handelsbanken AB 5.50% 6/15/2028 (c)	8,989	9,292
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (e)	11,802	12,158
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (e)	2,698	2,716
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (e)	4,743	4,830

1	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (c)(e)	USD 2,022	$2,100
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032) (c)(e)	10,458	12,934
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (e)	38,501	39,760
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (e)	10,372	10,028
		466,649

Utilities 4.92%
DTE Energy Co. 5.10% 3/1/2029	9,885	10,083
Edison International 4.125% 3/15/2028	1,829	1,766
Edison International 5.45% 6/15/2029	50	49
Edison International 6.95% 11/15/2029	125	130
Edison International 6.25% 3/15/2030	797	810
Eversource Energy 5.00% 1/1/2027	11,597	11,706
FirstEnergy Corp. 2.65% 3/1/2030	11,630	10,684
Georgia Power Co. 4.95% 5/17/2033	8,926	8,999
Pacific Gas and Electric Co. 5.00% 6/4/2028	5,775	5,794
Pacific Gas and Electric Co. 4.65% 8/1/2028	10,433	10,377
Pacific Gas and Electric Co. 4.55% 7/1/2030	12,211	11,924
Pacific Gas and Electric Co. 5.70% 3/1/2035	2,252	2,233
PacifiCorp 5.10% 2/15/2029	16,038	16,358
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	6,620	6,736
Southern California Edison Co. 5.25% 3/15/2030	3,501	3,539
Southern California Edison Co. 5.45% 6/1/2031	10,955	11,155
Xcel Energy, Inc. 4.75% 3/21/2028	2,270	2,293
Xcel Energy, Inc. 5.45% 8/15/2033	6,925	7,068
		121,704

Health care 3.28%
Amgen, Inc. 5.25% 3/2/2033	12,102	12,397
Baxter International, Inc. 2.272% 12/1/2028	16,289	15,167
Bristol-Myers Squibb Co. 5.20% 2/22/2034	10,310	10,563
Centene Corp. 4.25% 12/15/2027	8,095	7,977
Cigna Group (The) 5.00% 5/15/2029	8,073	8,257
CVS Health Corp. 5.40% 6/1/2029	10,403	10,709
Humana, Inc. 5.375% 4/15/2031	5,573	5,703
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,186	5,173
Viatris, Inc. 2.70% 6/22/2030	5,005	4,460
Viatris, Inc. 4.00% 6/22/2050	1,107	738
		81,144

Energy 2.26%
Cheniere Energy, Inc. 4.625% 10/15/2028	18,581	18,561
Diamondback Energy, Inc. 5.15% 1/30/2030	7,318	7,487
Energy Transfer, LP 5.25% 7/1/2029	11,332	11,613
GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036 (c)	2,937	2,973
Petroleos Mexicanos 6.875% 8/4/2026	6,000	6,005
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027 (c)	9,100	9,161
		55,800

Consumer staples 2.23%
Altria Group, Inc. 4.875% 2/4/2028	7,876	7,986
BAT Capital Corp. 6.343% 8/2/2030	6,725	7,253
BAT Capital Corp. 5.35% 8/15/2032	5,032	5,150
Constellation Brands, Inc. 2.875% 5/1/2030	6,729	6,228

Capital Group Fixed Income ETF Trust	2

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Imperial Brands Finance PLC 4.50% 6/30/2028 (c)	USD 2,846	$2,846
Mars, Inc. 4.80% 3/1/2030 (c)	12,337	12,504
Philip Morris International, Inc. 5.625% 11/17/2029	12,480	13,109
		55,076

Industrials 2.00%
BAE Systems PLC 5.125% 3/26/2029 (c)	10,816	11,090
Boeing Co. (The) 5.04% 5/1/2027	19,732	19,888
Boeing Co. (The) 6.259% 5/1/2027	12,144	12,499
LG Energy Solution, Ltd. 5.25% 4/2/2028 (c)	6,052	6,077
		49,554

Information technology 1.85%
Broadcom, Inc. 5.05% 7/12/2027	7,539	7,650
Broadcom, Inc. 4.15% 2/15/2028	6,311	6,294
Broadcom, Inc. 3.469% 4/15/2034 (c)	6,015	5,375
Microchip Technology, Inc. 5.05% 3/15/2029	4,509	4,582
Microchip Technology, Inc. 5.05% 2/15/2030	1,448	1,469
Roper Technologies, Inc. 4.50% 10/15/2029	4,327	4,337
SK hynix, Inc. 6.375% 1/17/2028 (c)	5,458	5,695
Synopsys, Inc. 4.65% 4/1/2028	10,222	10,328
		45,730

Consumer discretionary 1.83%
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (c)	5,740	5,359
Ford Motor Credit Co., LLC 5.80% 3/5/2027	14,974	15,098
Hyundai Capital America 5.275% 6/24/2027 (c)	6,688	6,775
Hyundai Capital America 4.55% 9/26/2029 (c)	2,655	2,632
Hyundai Capital America 5.15% 3/27/2030 (c)	5,428	5,495
Stellantis Finance US, Inc. 5.35% 3/17/2028 (c)	2,107	2,125
Volkswagen Group of America Finance, LLC 4.90% 8/14/2026 (c)	7,710	7,727
		45,211

Communication services 1.39%
AT&T, Inc. 4.30% 2/15/2030	15,992	15,945
Charter Communications Operating, LLC 6.10% 6/1/2029	2,998	3,139
Charter Communications Operating, LLC 6.384% 10/23/2035	3,093	3,250
T-Mobile USA, Inc. 3.875% 4/15/2030	9,598	9,325
T-Mobile USA, Inc. 5.125% 5/15/2032	2,723	2,778
		34,437

Real estate 0.73%
Equinix, Inc. 3.20% 11/18/2029	9,269	8,799
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	575	579
VICI Properties, LP 4.95% 2/15/2030	8,523	8,577
		17,955

Materials 0.38%
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (c)	5,168	5,239
EIDP, Inc. 5.125% 5/15/2032	4,132	4,218
		9,457
Total corporate bonds, notes & loans		982,717

3	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 37.60%
Federal agency mortgage-backed obligations 28.29%
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (f)	USD 895	$744
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (f)	495	411
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (f)	1,565	1,300
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (f)	957	795
Fannie Mae Pool #BR6304 2.50% 4/1/2051 (f)	23	20
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (f)	1,331	1,105
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (f)	867	720
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (f)	622	516
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (f)	529	441
Fannie Mae Pool #BR9603 2.50% 5/1/2051 (f)	18	15
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (f)	966	804
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (f)	475	394
Fannie Mae Pool #CB1295 2.00% 8/1/2051 (f)	2,772	2,207
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (f)	929	771
Fannie Mae Pool #BU0341 2.50% 9/1/2051 (f)	24	20
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (f)	3,455	2,746
Fannie Mae Pool #CB2211 2.50% 11/1/2051 (f)	3,769	3,130
Fannie Mae Pool #BQ7453 2.50% 11/1/2051 (f)	453	378
Fannie Mae Pool #CB2029 2.50% 11/1/2051 (f)	93	78
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (f)	6,648	5,517
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (f)	2,603	2,068
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (f)	3,613	3,009
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (f)	1,921	1,595
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (f)	278	231
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (f)	111	92
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (f)	7,657	6,083
Fannie Mae Pool #BT6607 2.50% 2/1/2052 (f)	613	509
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (f)	9,849	7,815
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (f)	715	596
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (f)	578	481
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (f)	79	66
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (f)	28	23
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (f)	3,688	2,933
Fannie Mae Pool #FS8274 2.00% 4/1/2052 (f)	1,918	1,521
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (f)	1,849	1,469
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (f)	4,890	4,068
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (f)	939	782
Fannie Mae Pool #CB3520 2.50% 4/1/2052 (f)	741	615
Fannie Mae Pool #MA4597 2.00% 5/1/2052 (f)	4,349	3,451
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (f)	1,083	901
Fannie Mae Pool #CB3891 3.00% 6/1/2052 (f)	1,660	1,446
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (f)	908	846
Fannie Mae Pool #MA4651 2.00% 7/1/2052 (f)	2,258	1,795
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (f)	2,808	2,335
Fannie Mae Pool #FS2239 2.50% 7/1/2052 (f)	838	698
Fannie Mae Pool #FS6130 2.50% 7/1/2052 (f)	560	467
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (f)	38	32
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (f)	1,674	1,389
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (f)	2,104	1,748
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (f)	246	247
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (f)	595	555
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (f)	235	219
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (f)	1,539	1,513
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (f)	14,309	13,319
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (f)	937	872
Fannie Mae Pool #MA5163 4.50% 10/1/2053 (f)	953	912
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (f)	1,897	1,767
Fannie Mae Pool #FA0441 3.50% 12/1/2053 (f)	22,587	20,365
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (f)	413	421
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	5,271	5,364
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (f)	2,444	2,275
Fannie Mae Pool #MA5353 5.50% 5/1/2054 (f)	2,448	2,450

Capital Group Fixed Income ETF Trust	4

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (f)	USD 745	$762
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (f)	219	223
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (f)	196	202
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (f)	167	171
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (f)	137	141
Fannie Mae Pool #MA5444 5.50% 8/1/2054 (f)	4,832	4,835
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (f)	84	86
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (f)	74	76
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (f)	66	68
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (f)	5,041	5,127
Fannie Mae Pool #MA5529 4.50% 11/1/2054 (f)	20,400	19,530
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (f)	17,097	16,771
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (f)	12,568	11,695
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (f)	4,408	4,410
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	2,075	2,110
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (f)	5,163	5,335
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (f)	3,621	3,370
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (f)	5,358	5,128
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (f)	7,461	7,586
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (f)	5,633	5,392
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	3,745	3,808
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (f)	6,819	6,345
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (f)	12,167	12,372
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (f)	6,144	6,248
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (f)	9,620	9,941
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (f)	11,779	10,437
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (f)	684	569
Freddie Mac Pool #QB8797 2.50% 2/1/2051 (f)	269	224
Freddie Mac Pool #SD4957 2.00% 3/1/2051 (f)	33,905	26,877
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (f)	517	430
Freddie Mac Pool #QC5574 2.50% 8/1/2051 (f)	23	19
Freddie Mac Pool #QC6759 2.00% 9/1/2051 (f)	7,939	6,304
Freddie Mac Pool #QC6225 2.50% 9/1/2051 (f)	725	602
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (f)	691	578
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (f)	171	142
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (f)	27	22
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (f)	3,331	2,642
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (f)	2,630	2,189
Freddie Mac Pool #SD5712 2.50% 1/1/2052 (f)	3,332	2,781
Freddie Mac Pool #SD8189 2.50% 1/1/2052 (f)	2,277	1,895
Freddie Mac Pool #SD5892 2.00% 2/1/2052 (f)	10,683	8,472
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (f)	3,082	2,564
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (f)	26,856	21,333
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (f)	922	731
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (f)	735	612
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (f)	2,904	2,306
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (f)	947	750
Freddie Mac Pool #SD6498 2.50% 4/1/2052 (f)	5,059	4,202
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (f)	138	114
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (f)	8,278	6,892
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	38,083	33,034
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)	8,954	7,758
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (f)	4,962	4,126
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (f)	4,075	3,389
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)	12,737	11,047
Freddie Mac Pool #SD3117 4.00% 7/1/2052 (f)	2,071	1,931
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (f)	152	126
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (f)	9,387	8,142
Freddie Mac Pool #SD8237 4.00% 8/1/2052 (f)	757	706
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (f)	39	33
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)	2,443	2,119
Freddie Mac Pool #SD8330 3.00% 3/1/2053 (f)	6,884	5,967

5	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (f)	USD 3,685	$3,622
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)	958	960
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (f)	170	174
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (f)	926	862
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (f)	7,122	6,999
Freddie Mac Pool #SD8385 6.50% 12/1/2053 (f)	41,024	42,401
Freddie Mac Pool #SL1062 2.50% 1/1/2054 (f)	5,066	4,206
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (f)	3,126	3,231
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (f)	35	36
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (f)	1,048	1,067
Freddie Mac Pool #SD8403 6.50% 2/1/2054 (f)	5,533	5,719
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	1,133	1,133
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (f)	103	105
Freddie Mac Pool #SD8431 5.50% 5/1/2054 (f)	27,589	27,610
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (f)	126	129
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	21	21
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (f)	64	66
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	12,959	13,184
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (f)	177	180
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (f)	648	671
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (f)	148	153
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (f)	22,141	22,884
Freddie Mac Pool #QJ4152 6.50% 8/1/2054 (f)	1,915	1,983
Freddie Mac Pool #SD8460 4.50% 9/1/2054 (f)	6,233	5,967
Freddie Mac Pool #QJ3931 6.50% 9/1/2054 (f)	662	685
Freddie Mac Pool #SD8467 4.50% 10/1/2054 (f)	3,502	3,352
Freddie Mac Pool #QJ8974 6.50% 10/1/2054 (f)	52	53
Freddie Mac Pool #SD6652 3.50% 11/1/2054 (f)	4,902	4,421
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (f)	7,744	7,597
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (f)	5,580	5,674
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	25,398	25,826
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (f)	22,644	23,401
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (f)	9,838	10,004
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (f)	4,954	4,956
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (f)	8,808	9,102
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (f)	5,049	4,549
Freddie Mac Pool #SD8531 4.50% 5/1/2055 (f)	3,994	3,823
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (f)	243	219
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (f)	237	216
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (f)	261	234
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060 (f)	248	225
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (f)	17,239	14,296
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (f)	2,303	2,142
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (f)	216	207
		699,597

Collateralized mortgage-backed obligations (privately originated) 4.71%
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (c)(e)(f)	2,069	2,001
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063 (c)(d)(f)	4,538	4,201
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (c)(e)(f)	2,622	2,639
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (c)(e)(f)	7,027	7,066
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (c)(d)(f)	500	492
Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1, 3.00% 5/25/2034 (c)(d)(f)	2,100	2,004
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034 (c)(d)(f)	706	695
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(d)(f)	922	914
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (c)(d)(f)	291	282
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (c)(d)(f)	5,041	4,934
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (c)(e)(f)	2,414	2,371

Capital Group Fixed Income ETF Trust	6

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028) (c)(e)(f)	USD 300	$289
CIM Trust, Series 2023-R1, Class A1A, 5.40% 4/25/2062 (c)(d)(f)	3,700	3,680
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (c)(e)(f)	1,470	1,454
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1, (30-day Average USD-SOFR + 2.95%) 7.255% 6/25/2042 (c)(d)(f)	78	80
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (c)(d)(f)	229	235
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.605% 5/25/2043 (c)(d)(f)	328	335
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 1/25/2044 (c)(d)(f)	91	91
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (c)(d)(f)	104	104
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 5/25/2044 (c)(d)(f)	263	263
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (c)(d)(f)	217	217
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 9/25/2044 (c)(d)(f)	251	251
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (c)(d)(f)	412	414
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (c)(d)(f)	584	585
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (c)(d)(f)	1,517	1,519
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (c)(d)(f)	4,680	4,651
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (c)(e)(f)	3,072	2,959
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.655% 2/25/2044 (c)(d)(f)	432	434
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.505% 5/25/2044 (c)(d)(f)	1,378	1,381
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.555% 5/25/2044 (c)(d)(f)	1,478	1,485
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2045 (c)(d)(f)	1,477	1,478
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (c)(e)(f)	176	177
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(e)(f)	323	325
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (c)(e)(f)	233	227
JP Morgan Mortgage Trust, Series 2016-3, Class B2, 3.307% 10/25/2046 (c)(d)(f)	238	229
JP Morgan Mortgage Trust, Series 2017-1, Class B2, 3.447% 1/25/2047 (c)(d)(f)	411	373
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.267% 12/25/2049 (c)(d)(f)	1,060	990
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 4.65% 11/25/2060 (4.65% on 7/25/2025) (c)(e)(f)	1,701	1,702
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75% 7/25/2061 (4.75% on 7/25/2025) (c)(e)(f)	1,440	1,437
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066 (c)(e)(f)	6,697	6,702
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 5.25% 7/25/2067 (6.25% on 11/25/2025) (c)(e)(f)	302	301
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (c)(e)(f)	1,958	1,980
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 5/25/2065 (c)(e)(f)	2,567	2,584
New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025) (c)(e)(f)	3,886	3,884
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(d)(f)	135	125
Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037 (c)(f)	691	675
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.644% 3/25/2053 (c)(d)(f)	246	242
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (c)(e)(f)	4,355	4,373
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (c)(e)(f)	287	290
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.677% 4/25/2053 (c)(d)(f)	539	539
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (c)(e)(f)	1,760	1,763
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (c)(e)(f)	250	251
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (c)(e)(f)	294	297
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(e)(f)	405	409
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (c)(e)(f)	3,206	3,244

7	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (c)(e)(f)	USD 1,328	$1,332
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(e)(f)	2,766	2,778
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (c)(d)(f)	714	720
Progress Residential Trust, Series 2025-SFR3, Class B, 3.39% 7/17/2030 (c)(f)	4,000	3,702
Progress Residential Trust, Series 2025-SFR3, Class D, 3.39% 7/17/2030 (c)(f)	3,000	2,684
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (c)(f)	391	382
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (c)(f)	1,495	1,409
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (c)(e)(f)	1,816	1,739
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (c)(d)(f)	300	300
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class B, (1-month USD CME Term SOFR + 1.75%) 6.062% 2/17/2042 (c)(d)(f)	2,500	2,504
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 5.434% 10/25/2048 (c)(d)(f)	4,426	4,435
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.009% 5/25/2055 (c)(d)(f)	2,490	2,450
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.434% 5/25/2058 (c)(d)(f)	2,026	2,075
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 5.434% 10/25/2059 (c)(d)(f)	2,356	2,375
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.107% 7/25/2065 (c)(d)(f)	1,175	1,198
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (c)(e)(f)	744	753
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(e)(f)	789	798
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (c)(e)(f)	818	818
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(d)(f)	1,346	1,349
		116,424

Commercial mortgage-backed securities 4.60%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 6.043% 6/15/2030 (c)(d)(f)	4,260	4,290
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2030 (c)(f)	4,423	4,233
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2030 (c)(f)	878	813
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2030 (c)(f)	852	780
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2030 (c)(f)	396	372
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003% 7/15/2041 (c)(d)(f)	447	448
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (c)(d)(f)	1,870	1,909
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034 (d)(f)	766	770
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (d)(f)	2,079	2,176
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (f)	35	33
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class A3, 5.659% 5/15/2058 (f)	5,328	5,562
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (d)(f)	38	37
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (f)	250	220
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)	118	123
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (f)	689	713
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.654% 3/15/2041 (c)(d)(f)	298	299
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (d)(f)	985	1,032
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.7785% 4/15/2058 (f)	2,759	2,883
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (d)(f)	1,485	1,554
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.684% 6/15/2041 (c)(d)(f)	1,996	2,001
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.605% 12/15/2039 (c)(d)(f)	2,165	2,170
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 11/15/2026 (c)(d)(f)	2,805	2,811
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (c)(d)(f)	655	656
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.126% 9/15/2036 (c)(d)(f)	1,938	1,932
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (c)(d)(f)	1,500	1,500
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (c)(d)(f)	2,404	2,416
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (c)(d)(f)	4,754	4,823
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(f)	3,926	4,036
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (c)(d)(f)	994	997

Capital Group Fixed Income ETF Trust	8

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.953% 8/15/2041 (c)(d)(f)	USD 1,613	$1,609
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (f)	312	303
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049 (f)	280	277
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (f)	319	313
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.1908% 11/15/2050 (f)	56	55
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (c)(d)(f)	1,057	1,066
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (c)(d)(f)	949	955
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (c)(d)(f)	661	664
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (c)(d)(f)	595	598
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (c)(d)(f)	234	235
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2029 (c)(d)(f)	210	211
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 12/15/2029 (c)(d)(f)	1,067	1,069
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 5/15/2041 (c)(d)(f)	1,446	1,452
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (c)(d)(f)	479	482
GS Mortgage Securities Trust, Series 2017-GS5, Class A4, 3.674% 3/10/2050 (f)	3,025	2,959
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (f)	378	368
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (c)(d)(f)	2,177	2,181
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 6.054% 3/15/2042 (c)(d)(f)	1,040	1,041
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.354% 3/15/2042 (c)(d)(f)	633	633
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.913% 3/15/2042 (c)(d)(f)	1,222	1,222
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2037 (c)(d)(f)	1,500	1,503
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (c)(d)(f)	2,271	2,335
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (c)(d)(f)	177	179
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039 (c)(d)(f)	594	600
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039 (c)(d)(f)	189	191
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(d)(f)	5,582	5,760
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (c)(d)(f)	4,991	4,977
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039 (c)(d)(f)	921	923
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 12/15/2039 (c)(d)(f)	3,983	3,982
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (c)(d)(f)	2,549	2,577
Morgan Stanley BAML Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2030 (f)	2,168	2,241
Multi Family Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.305% 11/25/2053 (c)(d)(f)	2,306	2,394
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (c)(d)(f)	601	606
Multi Family Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (c)(d)(f)	721	723
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (c)(d)(f)	2,059	2,144
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (c)(d)(f)	354	354
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.576% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (c)(e)(f)	1,750	1,743
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (c)(d)(f)	8,074	8,028
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (f)	250	244
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (f)	421	409
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (d)(f)	300	290
WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.349% 7/15/2040 (c)(d)(f)	2,333	2,381
		113,866
Total mortgage-backed obligations		929,887

9	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 10.68%
U.S. Treasury 10.68%
U.S. Treasury 4.50% 5/31/2029	USD 19,630	$20,168
U.S. Treasury 4.125% 10/31/2029	15,450	15,672
U.S. Treasury 4.125% 3/31/2031	440	446
U.S. Treasury 4.625% 4/30/2031 (g)	22,777	23,648
U.S. Treasury 4.125% 10/31/2031	7,170	7,244
U.S. Treasury 4.375% 1/31/2032	14,124	14,459
U.S. Treasury 4.125% 5/31/2032	10,485	10,573
U.S. Treasury 4.00% 2/15/2034	605	599
U.S. Treasury 4.625% 2/15/2035	7,229	7,459
U.S. Treasury 1.125% 5/15/2040	7,690	4,783
U.S. Treasury 4.75% 2/15/2041	4,570	4,630
U.S. Treasury 3.75% 11/15/2043 (g)	20,531	17,933
U.S. Treasury 4.625% 5/15/2044 (g)	45,000	44,126
U.S. Treasury 5.00% 5/15/2045	6,696	6,878
U.S. Treasury 2.00% 2/15/2050 (g)	40,660	23,877
U.S. Treasury 3.00% 8/15/2052 (g)	43,590	31,464
U.S. Treasury 4.25% 2/15/2054	12,865	11,740
U.S. Treasury 4.625% 2/15/2055	18,890	18,386
		264,085
Asset-backed obligations 9.51%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (c)(f)	1,302	1,307
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028 (c)(f)	1,230	1,235
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (c)(f)	3,143	3,158
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (c)(f)	139	140
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (c)(f)	60	60
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027 (c)(f)	30	30
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (c)(f)	313	314
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (c)(f)	683	700
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (c)(f)	1,096	1,119
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (c)(f)	263	264
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (c)(f)	170	173
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (c)(f)	613	627
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (c)(f)	5,000	4,987
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (c)(f)	33	33
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (c)	753	762
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (c)(f)	250	260
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (c)(f)	150	157
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (c)(f)	117	120
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (c)	3,503	3,572
AXIS Equipment Finance Receivables, LLC, Series 2025-1A, Class A2, 4.70% 9/22/2031 (c)	2,479	2,496
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (c)(d)(f)	480	481
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (c)(f)	76	74
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (c)(f)	3,412	3,140
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (c)(f)	523	525
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (c)(f)	139	141
BofA Auto Trust, Series 2024-1, Class A4, 5.31% 6/17/2030 (c)(f)	1,000	1,020
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (c)(f)	403	406
Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040 (c)(f)	4,977	4,819
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (f)	24	24
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (f)	52	52
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (f)	67	67
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (f)	99	100
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (f)	656	657
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039 (c)(f)	1,105	1,109
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (c)(f)	1,977	1,868
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (c)(f)	1,866	1,892
CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94% 8/15/2029 (f)	500	508
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (f)	153	154
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028 (c)(f)	53	53

Capital Group Fixed Income ETF Trust	10

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26% 10/10/2029 (f)	USD 2,000	$1,999
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(f)	3,348	3,399
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (c)(f)	201	203
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (c)(f)	5,056	5,003
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (c)(f)	3,722	3,583
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028 (c)(f)	111	112
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (c)(f)	150	153
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (c)(f)	1,189	1,190
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (c)(f)	1,691	1,693
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (c)(f)	442	412
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (c)(f)	1,447	1,325
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (c)(f)	3,899	3,565
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (c)(f)	194	196
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (c)(f)	100	100
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (c)(f)	249	249
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (c)(f)	505	509
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (c)(f)	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (c)(f)	100	102
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (c)(f)	442	447
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (f)	51	51
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (f)	122	123
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.336% 10/15/2030 (c)(d)(f)	2,306	2,306
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (c)(f)	669	672
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (c)(f)	1,611	1,614
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (c)(f)	105	105
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (c)(f)	108	110
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (c)(f)	2,257	2,292
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (c)(f)	1,438	1,459
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (c)	2,249	2,265
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (c)(f)	410	414
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027 (f)	11	11
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028 (f)	80	81
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (f)	116	116
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (f)	121	122
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (f)	150	153
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (f)	2,087	2,125
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (f)	100	101
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (c)(f)	150	152
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (c)(f)	2,725	2,732
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030	3,116	3,154
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.319% 10/20/2032 (c)(d)(f)	732	732
Frontier Issuer LLC, Series 2023-1, CLass A2, 6.6% 8/20/2053 (c)	3,910	3,972
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (c)(f)	119	113
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (c)(f)	121	115
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (c)(f)	140	130
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (c)(f)	146	135
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027 (c)(f)	24	24
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (c)(f)	196	196
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027 (c)(f)	24	25
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (c)(f)	553	554
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (c)(f)	457	459
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (c)(f)	833	833
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (c)(f)	123	124
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (c)(f)	99	100
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (c)(f)	312	327
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (c)(f)	1,382	1,390
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (c)(f)	150	157
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (c)(f)	2,505	2,518
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (c)(f)	250	241
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (c)(f)	150	144
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (c)(f)	4,919	5,002

11	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (c)(f)	USD 517	$526
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(f)	1,616	1,624
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (c)(f)	1,649	1,657
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (c)(f)	2,764	2,771
Huntington National Bank (The), Series 2024-2, Class B1, 5.44% 10/20/2032 (c)(f)	3,081	3,112
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (c)(f)	100	101
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.519% 7/20/2036 (c)(d)(f)	1,958	1,961
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (c)(f)	20	20
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (c)(f)	30	30
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (c)(f)	225	225
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (c)(f)	80	81
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (c)(f)	355	362
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (c)(f)	596	598
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.219% 1/20/2033 (c)(d)(f)	3,840	3,823
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.319% 7/23/2032 (c)(d)(f)	2,356	2,354
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (f)	75	76
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (c)(f)	963	970
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (c)(f)	1,638	1,653
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (c)(f)	2,012	2,030
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029 (c)(f)	798	805
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)	3,109	3,111
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.89% 9/15/2031 (c)	663	664
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (c)(f)	92	83
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (c)(f)	3,862	3,884
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (c)(f)	5,000	4,711
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (c)(f)	1,718	1,726
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(f)	1,502	1,503
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (c)(f)	1,175	1,184
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(f)	612	620
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (c)(f)	272	277
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (c)(f)	801	797
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (c)(f)	992	991
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (c)(f)	1,444	1,445
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (c)(f)	875	883
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(f)	1,285	1,290
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (c)(f)	585	588
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027 (c)(f)	100	100
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (c)(f)	150	151
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035 (f)	1,323	1,331
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030 (c)(f)	900	914
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028 (c)(f)	473	473
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (c)(f)	510	511
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (f)	309	309
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (f)	15	15
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029 (f)	2,394	2,401
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (c)(f)	780	782
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55% 12/20/2028 (c)(f)	1,000	1,015
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (c)(f)	3,597	3,701
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (c)(f)	3,900	4,026
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (c)(f)	889	891
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(f)	1,658	1,694
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(f)	221	223
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (c)(f)	706	711
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (c)	1,352	1,357
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (c)	742	745
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (c)	598	600
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029 (c)(f)	234	235
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (c)	2,077	2,103
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.296% 4/15/2032 (c)(d)(f)	5,792	5,792

Capital Group Fixed Income ETF Trust	12

Capital Group Core Bond ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (c)(d)(f)		USD 2,516	$2,516
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (c)		2,675	2,682
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (c)(f)		2,535	2,526
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (f)		236	240
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 2031		3,402	3,437
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (c)(f)		6,301	5,938
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (c)(f)		1,080	1,010
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (c)(f)		1,463	1,347
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (c)(f)		1,778	1,660
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046 (c)(f)		933	862
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (c)		1,677	1,677
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033 (c)(f)		5,279	5,303
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034 (c)(d)(f)		3,229	3,225
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 5.688% 7/15/2034 (c)(d)(f)		275	276
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (c)(f)		501	471
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (c)(f)		4,578	4,120
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(f)		1,634	1,636
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (c)(f)		489	489
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (c)(f)		1,613	1,615
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85 3/13/2028 (c)		2,162	2,167
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (c)(f)		697	709
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031 (c)(f)		1,750	1,802
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (c)		3,364	3,405
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (f)		120	120
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (c)(f)		109	110
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027 (c)(f)		62	62
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (c)(f)		137	138
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (c)(f)		2,410	2,424
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (c)(f)		2,404	2,417
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.469% 10/20/2030 (c)(d)(f)		132	132
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(f)		1,140	1,141
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (f)		405	414
			235,081
Bonds & notes of governments & government agencies outside the U.S. 0.79%
Romania 6.625% 2/17/2028 (c)		6,329	6,550
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (c)		5,709	5,806
United Mexican States 6.00% 5/13/2030		7,034	7,287
			19,643
Municipals 0.03%
Massachusetts 0.03%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049		705	725
Total bonds, notes & other debt instruments (cost: $2,408,205,000)			2,432,138
Short-term securities 3.97%	Coupon rate
Interest bearing bills & notes 0.22%
Pacific Gas and Electric Co. (USD-SOFR Index + 0.95%) 9/4/2025 (d)	5.300%	5	5,330

13	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments 3.75%
Capital Group Central Cash Fund 4.35% (h)(i)	927,683	$92,768
Total short-term securities (cost: $98,088,000)		98,098
Total investment securities 102.32% (cost: $2,506,293,000)		2,530,236

Other assets less liabilities (2.32)%	(57,258)
Net assets 100.00%	$2,472,978
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Short	1,320	9/30/2025	USD(274,591)	$(898)
5 Year U.S. Treasury Note Futures	Long	2,595	9/30/2025	282,855	3,021
10 Year U.S. Treasury Note Futures	Long	1,359	9/19/2025	152,378	2,629
10 Year Ultra U.S. Treasury Note Futures	Long	715	9/19/2025	81,700	1,495
30 Year U.S. Treasury Bond Futures	Long	986	9/19/2025	113,852	3,540
30 Year Ultra U.S. Treasury Bond Futures	Long	578	9/19/2025	68,854	2,140
					$11,927
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3998%	Annual	3/31/2027	USD99,200	$242	$—	$242
SOFR	Annual	3.376%	Annual	3/31/2027	7,280	21	—	21
						$263	$—	$263
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (j) (000)	Value at 6/30/2025 (k) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
1.00%	Quarterly	CDX.NA.IG.S44	6/20/2030	USD64,705	$1,433	$1,298	$135

Capital Group Fixed Income ETF Trust	14

Capital Group Core Bond ETF (continued)
Investments in affiliates (i)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.75%
Money market investments 3.75%
Capital Group Central Cash Fund 4.35% (h)	$58,798	$523,245	$489,248	$(37)	$10	$92,768	$1,983

(a)	Value determined using significant unobservable inputs.
(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,659,000, which represented 0.07% of the net assets of the fund.

(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $650,764,000, which represented
26.31% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Step bond; coupon rate may change at a later date.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $21,120,000, which represented 0.81% of the net assets of the fund.
(h)	Rate represents the seven-day yield at 6/30/2025.
(i)	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
(j)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(k)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Fncg. = Financing
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

15	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETFunaudited
Investment portfolio June 30, 2025

Bonds, notes & other debt instruments 98.46%	Principal amount (000)	Value (000)
Mortgage-backed obligations 44.29%
Federal agency mortgage-backed obligations 31.08%
Fannie Mae Pool #253907 7.00% 7/1/2031 (a)	USD —(b)	— (b)
Fannie Mae Pool #625186 7.00% 1/1/2032 (a)	— (b)	— (b)
Fannie Mae Pool #BQ9291 2.00% 12/1/2050 (a)	870	$690
Fannie Mae Pool #CA8026 2.50% 12/1/2050 (a)	98	82
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (a)	1,527	1,210
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	694	550
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	2,237	1,773
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (a)	1,045	828
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (a)	305	254
Fannie Mae Pool #BR7124 2.00% 4/1/2051 (a)	5,547	4,397
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (a)	5,328	4,224
Fannie Mae Pool #FM7512 2.00% 4/1/2051 (a)	1,226	972
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (a)	387	307
Fannie Mae Pool #CB1050 2.50% 7/1/2051 (a)	838	700
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	189	157
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	654	543
Fannie Mae Pool #FM9195 2.50% 10/1/2051 (a)	41	34
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (a)	21	17
Fannie Mae Pool #BU7817 2.00% 12/1/2051 (a)	1,223	969
Fannie Mae Pool #BU2591 2.00% 12/1/2051 (a)	1,191	944
Fannie Mae Pool #FM9783 2.00% 12/1/2051 (a)	1,000	793
Fannie Mae Pool #CB2408 2.50% 12/1/2051 (a)	260	217
Fannie Mae Pool #FS6925 2.50% 12/1/2051 (a)	80	67
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	2,046	1,625
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	3,442	3,032
Fannie Mae Pool #FS0893 3.00% 2/1/2052 (a)	715	620
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (a)	250	208
Fannie Mae Pool #FS4110 2.50% 3/1/2052 (a)	71	59
Fannie Mae Pool #BV2954 3.00% 3/1/2052 (a)	713	618
Fannie Mae Pool #BV3117 3.00% 3/1/2052 (a)	668	579
Fannie Mae Pool #CB3394 2.00% 4/1/2052 (a)	1,152	914
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,104	877
Fannie Mae Pool #BV7769 2.00% 4/1/2052 (a)	1,000	793
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	843	670
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (a)	6,896	5,725
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (a)	227	189
Fannie Mae Pool #FS7500 2.50% 4/1/2052 (a)	37	31
Fannie Mae Pool #BV8117 3.00% 4/1/2052 (a)	2,345	2,032
Fannie Mae Pool #FS7061 3.00% 4/1/2052 (a)	689	597
Fannie Mae Pool #FS1405 3.00% 4/1/2052 (a)	678	588
Fannie Mae Pool #CB3361 3.00% 4/1/2052 (a)	655	571
Fannie Mae Pool #CB3242 3.00% 4/1/2052 (a)	417	361
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	2,540	2,019
Fannie Mae Pool #MA4597 2.00% 5/1/2052 (a)	791	627
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (a)	10,932	9,107
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (a)	95	79
Fannie Mae Pool #CB3586 3.00% 5/1/2052 (a)	2,445	2,121
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	1,000	866
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	723	627
Fannie Mae Pool #BV9700 2.50% 6/1/2052 (a)	3,324	2,767
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (a)	2,115	1,759
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (a)	462	385
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	7,955	7,417
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (a)	3,786	3,149
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (a)	236	196
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (a)	188	157
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	10,331	8,196
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (a)	2,159	1,792
Fannie Mae Pool #BX0466 4.00% 11/1/2052 (a)	936	873
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	13,748	13,184
Fannie Mae Pool #BX2469 5.50% 12/1/2052 (a)	241	242
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	3,594	3,442

Capital Group Fixed Income ETF Trust	16

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (a)	USD 1,084	$900
Fannie Mae Pool #BW4985 4.00% 2/1/2053 (a)	1,269	1,183
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	1,355	1,360
Fannie Mae Pool #FS5329 3.00% 3/1/2053 (a)	148	128
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	969	903
Fannie Mae Pool #MA4962 4.00% 3/1/2053 (a)	926	862
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	330	333
Fannie Mae Pool #SD3124 2.50% 6/1/2053 (a)	453	377
Fannie Mae Pool #CB6297 4.00% 5/1/2053 (a)	923	860
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	5,517	5,426
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	235	235
Fannie Mae Pool #BW9777 3.00% 6/1/2053 (a)	1,277	1,106
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (a)	123	107
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	2,491	2,448
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (a)	66	55
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	1,793	1,796
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (a)	527	456
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (a)	101	101
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	6,815	6,346
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	415	416
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	9,608	9,783
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	2,480	2,526
Fannie Mae Pool #BY1448 4.00% 12/1/2053 (a)	4,820	4,488
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (a)	254	255
Fannie Mae Pool #MA5217 6.50% 12/1/2053 (a)	318	329
Fannie Mae Pool #FS7880 2.50% 1/1/2054 (a)	59	49
Fannie Mae Pool #MA5263 4.00% 1/1/2054 (a)	11,352	10,568
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	236	237
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	5,991	5,995
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	2,707	2,724
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	292	292
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (a)	6,806	6,926
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)	299	278
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (a)	885	900
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	32	32
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	3,467	3,547
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	6,181	6,191
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	5,438	5,554
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	3,590	3,685
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	2,498	2,541
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (a)	16,592	17,153
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	1,060	1,102
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	601	626
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (a)	194	200
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	147	156
Fannie Mae Pool #DB8381 5.50% 8/1/2054 (a)	677	678
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	7,328	7,455
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	22,301	22,317
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (a)	34	35
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	3,485	3,488
Fannie Mae Pool #DC6011 5.50% 11/1/2054 (a)	692	692
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)(c)	134,989	132,416
Fannie Mae Pool #DC4826 5.50% 12/1/2054 (a)	3,763	3,764
Fannie Mae Pool #DC6842 5.50% 12/1/2054 (a)	1,739	1,740
Fannie Mae Pool #DC4736 5.50% 12/1/2054 (a)	1,601	1,601
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (a)	2,177	2,026
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	8,380	8,522
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	5,269	5,445
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (a)	6,794	6,322
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (a)	35,716	34,186
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (a)	6,562	6,565
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	2,688	2,733

17	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (a)	USD 37,545	$35,937
Fannie Mae Pool #FA1163 6.50% 4/1/2055 (a)	8,900	9,199
Fannie Mae Pool #MA5675 6.50% 4/1/2055 (a)	833	861
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	9,251	9,407
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (a)	1,047	1,082
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(d)(e)	25,000	25,195
Freddie Mac Pool #ZS4017 5.50% 9/1/2027 (a)	2	2
Freddie Mac Pool #QB7243 2.00% 1/1/2051 (a)	1,838	1,457
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	816	647
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (a)	698	579
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (a)	851	707
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	1,835	1,456
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (a)	1,607	1,392
Freddie Mac Pool #QD3751 2.00% 1/1/2052 (a)	765	606
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,113	883
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	1,085	860
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (a)	991	786
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (a)	400	317
Freddie Mac Pool #SD2962 2.50% 2/1/2052 (a)	526	438
Freddie Mac Pool #RA6856 3.00% 2/1/2052 (a)	1,501	1,302
Freddie Mac Pool #QD5990 3.00% 2/1/2052 (a)	1,427	1,239
Freddie Mac Pool #QD7819 3.00% 2/1/2052 (a)	624	545
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	2,016	1,601
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (a)	1,148	910
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	922	731
Freddie Mac Pool #QE0887 2.00% 3/1/2052 (a)	841	667
Freddie Mac Pool #QE0615 2.50% 3/1/2052 (a)	815	679
Freddie Mac Pool #QD8972 2.50% 3/1/2052 (a)	429	358
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (a)	938	744
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (a)	10,116	8,396
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (a)	1,348	1,119
Freddie Mac Pool #QE0170 2.50% 4/1/2052 (a)	631	526
Freddie Mac Pool #RA8828 2.50% 4/1/2052 (a)	584	486
Freddie Mac Pool #QE0323 2.50% 4/1/2052 (a)	408	339
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (a)	269	224
Freddie Mac Pool #QE2310 2.50% 4/1/2052 (a)	124	104
Freddie Mac Pool #QE1488 2.50% 4/1/2052 (a)	65	54
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (a)	808	701
Freddie Mac Pool #SD8206 3.00% 4/1/2052 (a)	799	692
Freddie Mac Pool #RA7130 3.00% 4/1/2052 (a)	762	661
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (a)	289	240
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	42,236	36,637
Freddie Mac Pool #QE5301 3.50% 5/1/2052 (a)	686	619
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	478	397
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (a)	393	327
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (a)	737	687
Freddie Mac Pool #QE6097 2.50% 7/1/2052 (a)	541	450
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	190	158
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	37,008	32,098
Freddie Mac Pool #SD4673 3.00% 7/1/2052 (a)	1,449	1,258
Freddie Mac Pool #SD3117 4.00% 7/1/2052 (a)	5,642	5,260
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (a)	1,497	1,243
Freddie Mac Pool #QE8026 2.50% 8/1/2052 (a)	382	318
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (a)	1,285	1,115
Freddie Mac Pool #SD7346 3.00% 8/1/2052 (a)	918	796
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (a)	6,087	5,054
Freddie Mac Pool #QF0923 2.50% 9/1/2052 (a)	629	523
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (a)	445	369
Freddie Mac Pool #SD8291 2.50% 11/1/2052 (a)	727	604
Freddie Mac Pool #SD8263 3.00% 11/1/2052 (a)	1,299	1,126
Freddie Mac Pool #QF5342 4.00% 12/1/2052 (a)	949	883
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (a)	386	321

Capital Group Fixed Income ETF Trust	18

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	USD 21,995	$21,094
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	3,887	3,825
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	2,243	2,087
Freddie Mac Pool #SD2610 4.00% 3/1/2053 (a)	279	260
Freddie Mac Pool #RA8720 4.00% 4/1/2053 (a)	895	834
Freddie Mac Pool #QG1193 5.50% 4/1/2053 (a)	298	298
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (a)	1,153	1,074
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	2,457	2,415
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	3,443	3,450
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (a)	1,054	877
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (a)	930	866
Freddie Mac Pool #SD8342 5.50% 6/1/2053 (a)	1,961	1,966
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (a)	115	96
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	949	884
Freddie Mac Pool #QG9041 4.00% 8/1/2053 (a)	579	539
Freddie Mac Pool #SD8375 4.00% 9/1/2053 (a)	951	885
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	20,481	20,515
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	5,291	5,386
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (a)	2,973	2,476
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (a)	182	151
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	1,543	1,546
Freddie Mac Pool #SD4977 5.00% 11/1/2053	97,379	95,697
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	5,426	5,440
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (a)	6,211	5,782
Freddie Mac Pool #SD8386 7.00% 12/1/2053 (a)	1,955	2,063
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	317	322
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (a)	3,219	3,396
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	24,435	24,453
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	24,111	24,538
Freddie Mac Pool #SD8404 7.00% 2/1/2054 (a)	4,354	4,593
Freddie Mac Pool #SD8424 4.00% 3/1/2054 (a)	1,950	1,815
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	47,219	47,254
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	2,873	2,923
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (a)	947	947
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (a)	23	23
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	39	39
Freddie Mac Pool #RJ2270 6.50% 6/1/2054 (a)	19,313	19,961
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	1,615	1,617
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	10,752	11,057
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	8,316	8,473
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	2,316	2,356
Freddie Mac Pool #SD6700 6.00% 8/1/2054 (a)	903	920
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	38,769	38,797
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (a)	1,212	1,240
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	27,804	28,737
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (a)	6,500	6,733
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	242	242
Freddie Mac Pool #QJ6165 5.50% 10/1/2054 (a)	206	206
Freddie Mac Pool #SD6585 5.50% 10/1/2054 (a)	47	47
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	50,409	50,446
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	39,527	38,774
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	1,905	1,907
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	7,566	7,570
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (a)	2,048	2,049
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	1,497	1,523
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (a)	9,470	9,286
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	1,763	1,822
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	177	183
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	28,633	29,114
Freddie Mac Pool #QY2186 6.50% 4/1/2055 (a)	9,204	9,511
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	5,947	5,950
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	7,592	7,719

19	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (a)	USD 262	$243
Government National Mortgage Assn. 4.50% 7/1/2055 (a)	2,600	2,489
Government National Mortgage Assn. 5.00% 7/1/2055 (a)	2,600	2,554
Government National Mortgage Assn. 2.50% 8/1/2055 (a)	2,100	1,784
Government National Mortgage Assn. 4.00% 8/1/2055 (a)	129	120
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4,708	4,296
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	11,805	11,308
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	949	883
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	1,386	1,290
Government National Mortgage Assn. Pool #MB0421 4.00% 6/20/2055 (a)	118	110
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(f)	59,500	49,342
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(f)	17,382	15,651
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(f)	4,304	4,003
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (a)(f)	1,441	1,379
Uniform Mortgage-Backed Security 5.00% 7/1/2055 (a)(f)	5,000	4,901
Uniform Mortgage-Backed Security 5.50% 7/1/2055 (a)(f)	22,900	22,898
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(f)	136,904	139,132
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(f)	3,264	3,437
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (a)	4,007	3,174
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (a)(f)	16,889	14,613
Uniform Mortgage-Backed Security 3.50% 8/1/2055 (a)(f)	75,068	67,574
Uniform Mortgage-Backed Security 4.00% 8/1/2055 (a)(f)	9,107	8,467
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (a)	14,905	15,369
		1,606,780

Commercial mortgage-backed securities 10.50%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (a)(e)	1,690	1,655
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 6.392% 6/15/2030 (a)(d)(e)	14,282	14,318
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (a)(e)	1,873	1,948
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056 (a)(e)	512	522
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.41% 4/15/2056 (a)(e)	3,787	3,948
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056 (a)(e)	1,418	1,478
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (a)(e)	2,960	3,112
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (a)(e)	2,242	2,399
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (a)(e)	2,989	3,217
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (a)(e)	6,530	6,811
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (a)(e)	7,100	7,404
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (a)(e)	7,925	8,247
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061 (a)	1,000	862
Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062 (a)(e)	1,033	951
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064 (a)(e)	273	239
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.504% 3/15/2064 (a)(e)	250	224
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.231% 3/15/2037 (a)(d)(e)	2,927	2,772
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.151% 12/15/2055 (a)(e)	1,355	1,381
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.611% 7/15/2056 (a)(e)	1,882	1,937
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (a)	276	276
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (a)(e)	476	480
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (a)(e)	4,242	4,385
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class B, 6.002% 12/15/2057 (a)	7,000	7,181
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class C, 5.981% 3/15/2058 (a)(e)	3,042	3,075
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (a)(e)	4,464	4,676
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(e)	2,265	2,385
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class B, 6.13% 2/15/2062 (a)	8,000	8,323
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (a)	250	216
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054 (a)	1,200	1,033
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (a)(e)	2,005	1,643
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2050 (a)(e)	2,988	3,105
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055 (a)(e)	1,994	2,045
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (a)	1,499	1,562

Capital Group Fixed Income ETF Trust	20

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056 (a)(e)	USD 2,644	$2,710
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (a)	1,681	1,753
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (a)	3,496	3,618
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (a)	2,600	2,706
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (a)(e)	6,000	6,161
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (a)(e)	7,298	7,611
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (a)(e)	3,868	4,015
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2030 (a)(e)	3,244	3,402
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.654% 3/15/2041 (a)(d)(e)	2,977	2,984
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.902% 3/15/2041 (a)(d)(e)	1,280	1,281
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (a)(e)	711	721
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (a)(e)	3,505	3,675
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (a)(e)	1,075	1,113
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (a)(e)	7,774	8,141
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (a)(e)	443	453
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057 (a)(e)	1,159	1,189
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (a)(e)	3,470	3,554
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (a)(e)	9,000	9,309
BMO Mortgage Trust, Series 2024-5C8, Class B, 6.091% 12/15/2057 (a)(e)	4,000	4,123
BMO Mortgage Trust, Series 2025-C11, Class C, 6.123% 2/15/2058 (a)(e)	1,480	1,504
BMP Trust, Series 2024-MF23, Class D, (1-month USD CME Term SOFR + 2.39%) 6.702% 6/15/2041 (a)(d)(e)	5,000	5,016
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.701% 6/15/2041 (a)(d)(e)	2,408	2,407
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.151% 8/15/2041 (a)(d)(e)	3,645	3,670
BX Commercial Mortgage Trust, Series 2024-GPA3, Class C, (1-month USD CME Term SOFR + 1.892%) 6.204% 12/15/2039 (a)(d)(e)	9,017	9,045
BX Trust, Series 2024-FNX, Class C, (1-month USD CME Term SOFR + 2.291%) 6.603% 11/15/2026 (a)(d)(e)	13,114	13,158
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.427% 6/15/2027 (a)(d)(e)	716	721
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.218% 5/15/2029 (a)(d)(e)	4,757	4,742
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.252% 5/15/2034 (a)(d)(e)	5,325	5,331
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.813% 9/15/2034 (a)(d)(e)	471	467
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.076% 9/15/2036 (a)(d)(e)	2,403	2,393
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.426% 9/15/2036 (a)(d)(e)	3,875	3,860
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.723% 10/15/2036 (a)(d)(e)	2,976	2,974
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.151% 4/15/2037 (a)(d)(e)	110	110
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (a)(d)(e)	4,887	4,886
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039 (a)(d)(e)	301	301
BX Trust, Series 2024-AIR2, Class C, (1-month USD CME Term SOFR + 2.241%) 6.553% 10/15/2041 (a)(d)(e)	1,918	1,927
BX Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(d)(e)	13,850	14,108
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.192%) 6.504% 3/15/2042 (a)(d)(e)	8,955	8,958
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.903% 3/15/2042 (a)(d)(e)	14,062	14,064
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.927% 7/15/2042 (a)(d)(e)	20,000	20,084
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 6.177% 7/15/2042 (a)(d)(e)	5,170	5,190
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044 (a)(d)(e)	2,000	1,844
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044 (a)(d)(e)	989	921
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.404% 3/15/2035 (a)(d)(e)	2,985	2,988
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.50% 3/15/2035 (a)(d)(e)	249	250
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.368% 8/15/2026 (a)(d)(e)	5,768	5,769
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.462% 9/15/2028 (a)(d)(e)	3,354	3,361
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028 (a)(d)(e)	3,950	3,943
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(d)(e)	1,225	1,242
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (a)(e)	840	733
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043 (a)(d)(e)	3,984	3,685
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040 (a)(d)(e)	5,155	5,303
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(d)(e)	973	977
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2029 (a)(d)(e)	875	879

21	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.676% 7/15/2038 (a)(d)(e)	USD 429	$430
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056 (a)(e)	1,982	2,042
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056 (a)(e)	973	987
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 7.462% 12/15/2029 (a)(d)(e)	2,568	2,569
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.703% 3/15/2039 (a)(d)(e)	3,963	3,982
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.202% 3/15/2039 (a)(d)(e)	1,744	1,753
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (a)(d)(e)	2,174	2,181
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(d)(e)	3,769	3,751
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.913% 3/15/2042 (a)(d)(e)	2,987	2,987
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.602% 3/15/2042 (a)(d)(e)	4,897	4,804
Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2037 (a)(d)(e)	6,000	6,012
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.252% 5/15/2037 (a)(d)(e)	2,000	2,003
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.752% 5/15/2037 (a)(d)(e)	996	997
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(d)(e)	5,381	5,532
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039 (a)(d)(e)	1,260	1,276
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039 (a)(d)(e)	2,564	2,614
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.551% 1/13/2040 (a)(d)(e)	20,000	20,742
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.562% 3/15/2042 (a)(d)(e)	11,000	10,984
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.162% 3/15/2042 (a)(d)(e)	11,000	10,996
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.554% 11/15/2039 (a)(d)(e)	6,779	6,789
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.602% 12/15/2039 (a)(d)(e)	10,000	9,981
Morgan Stanley BAML Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030 (a)	4,500	4,693
Morgan Stanley BAML Trust, Series 2025-5C1, Class C, 6.638% 3/15/2030 (a)(e)	7,473	7,666
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.647% 11/15/2052 (a)(e)	750	693
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033 (a)(e)	1,642	1,756
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033 (a)(e)	1,698	1,743
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.17% 3/25/2050 (a)(d)(e)	2,763	2,811
Multi Family Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.305% 11/25/2053 (a)(d)(e)	1,637	1,700
Multi Family Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.805% 11/25/2053 (a)(d)(e)	2,699	3,027
Multi Family Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (a)(d)(e)	8,870	8,897
Multi Family Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.405% 5/25/2055 (a)(d)(e)	2,421	2,433
Multi Family Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.055% 1/25/2051 (a)(d)(e)	910	935
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 6.204% 2/15/2042 (a)(d)(e)	1,626	1,611
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.753% 2/15/2042 (a)(d)(e)	1,824	1,795
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(d)	434	445
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.053% 5/15/2039 (a)(d)(e)	1,943	1,936
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.576% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(d)(g)	8,900	8,866
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.262% 1/15/2039 (a)(d)(e)	3,000	2,962

Capital Group Fixed Income ETF Trust	22

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.953% 3/15/2042 (a)(d)(e)	USD 9,787	$9,713
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.652% 3/15/2042 (a)(d)(e)	13,246	13,158
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050 (a)(d)	6,702	6,505
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.358% 8/15/2050 (a)(e)	1,582	1,499
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (a)(e)	3,000	2,920
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (a)(e)	1,997	2,070
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class B, 6.541% 1/15/2058 (a)(e)	10,000	10,488
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (a)	1,723	1,799
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.516% 9/15/2058 (a)(e)	130	122
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (a)(d)(e)	1,646	1,650
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027 (a)(d)(e)	594	602
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 8/5/2027 (a)(d)(e)	5,875	5,890
		542,937

Collateralized mortgage-backed obligations (privately originated) 2.71%
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(g)	3,342	3,360
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(d)(e)	1,425	1,403
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(d)(e)	969	940
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(d)(e)	553	548
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(d)(e)	6,301	6,168
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(d)(g)	2,309	2,285
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (a)(d)(e)	1,760	1,758
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.67% 1/25/2040 (a)(d)(e)	6,883	7,059
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.855% 5/25/2043 (a)(d)(e)	813	859
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(d)(g)	9,215	8,876
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 5.805% 10/25/2041 (a)(d)(e)	728	732
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.655% 2/25/2044 (a)(d)(e)	3,166	3,184
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.52% 1/25/2050 (a)(d)(e)	3,055	3,370
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.77% 6/25/2050 (a)(d)(e)	8,401	10,905
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.42% 8/25/2050 (a)(d)(e)	5,500	7,296
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.851% 10/25/2050 (a)(d)(e)	6,000	8,362
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.705% 11/25/2050 (a)(d)(e)	13,730	16,535
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(d)(g)	9,747	9,454
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(d)(e)	12,740	12,906
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(d)(e)	6,390	6,368
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041 (a)(d)	1,697	1,594
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (a)(d)	698	649
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041 (a)(d)(e)	1,532	1,414
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (a)(d)(e)	642	591
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041 (a)(d)	3,457	3,247
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (a)(d)	889	828

23	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(d)	USD 6,229	$5,870
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(g)	7,266	6,957
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.762% 10/17/2041 (a)(d)(e)	6,667	6,699
		140,217
Total mortgage-backed obligations		2,289,934
Corporate bonds, notes & loans 31.17%
Financials 6.34%
AerCap Ireland Capital DAC 1.75% 1/30/2026	150	147
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (d)	1,175	1,217
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (g)	EUR 520	679
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (g)	300	376
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (g)	105	126
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (g)	USD 71	72
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (g)	150	152
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (g)	108	112
American International Group, Inc. 5.45% 5/7/2035	6,112	6,271
Aon Corp. 3.90% 2/28/2052	2,567	1,905
Aon North America, Inc. 5.45% 3/1/2034	2,525	2,595
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (d)	3,740	3,939
Aretec Group, Inc. 7.50% 4/1/2029 (d)	175	177
Aretec Group, Inc. 10.00% 8/15/2030 (d)	355	391
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (g)	1,080	1,005
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031) (g)	1,000	891
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (g)	4,110	4,194
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (g)	1,834	1,936
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (g)	2,425	2,494
BBVA Bancomer, SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (d)(g)	299	308
BlackRock Funding, Inc. 5.00% 3/14/2034	2,460	2,514
BlackRock Funding, Inc. 5.25% 3/14/2054	2,190	2,102
Block, Inc. 6.50% 5/15/2032	2,200	2,271
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (d)(g)	200	194
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034) (d)(g)	4,150	4,300
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (d)(g)	3,400	3,486
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (d)(g)	11,300	11,873
Brown & Brown, Inc. 5.25% 6/23/2032	1,774	1,810
Brown & Brown, Inc. 5.55% 6/23/2035	4,109	4,192
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (d)(g)	2,400	2,637
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (d)(g)	4,520	4,732
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(g)	3,527	3,565
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (g)	1,700	1,759
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (g)	1,980	2,109
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (g)	3,921	4,089
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (g)	1,674	1,727
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (g)	1,592	1,692
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,865	4,959
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (g)	1,238	1,083
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (g)	1,040	930
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (g)	1,087	1,171
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034) (g)	100	102
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (g)	1,788	1,837
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (g)	15,070	15,194
Coinbase Global, Inc. 3.625% 10/1/2031 (d)	1,000	891
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (d)	3,949	3,548
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (d)	2,080	1,762

Capital Group Fixed Income ETF Trust	24

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (d)(g)	USD 600	$598
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (g)	943	959
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (g)	1,500	1,601
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (g)	5,025	4,999
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (g)	EUR 100	121
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (g)	3,050	3,821
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (g)	USD 150	154
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (g)	415	367
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (g)	7,155	7,507
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (g)	6,154	6,210
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (g)	150	148
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (g)	5,074	5,205
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (g)	4,293	3,275
Goldman Sachs Group, Inc. 5.734% 1/25/2056 (USD-SOFR + 1.696% on 1/28/2055) (g)	1,450	1,451
Howden UK Refinance PLC 7.25% 2/15/2031 (d)	1,440	1,492
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032) (g)	1,125	1,154
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (g)	2,726	2,742
HUB International, Ltd. 7.25% 6/15/2030 (d)	1,248	1,305
IIFL Finance, Ltd. 8.75% 7/24/2028 (d)	4,685	4,717
ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027) (g)	375	373
Jane Street Group, LLC 6.75% 5/1/2033 (d)	1,315	1,353
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (g)	180	184
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (g)	6,999	7,212
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (g)	5,519	5,722
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (g)	950	925
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,310	9,312
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	6,550	6,318
Mastercard, Inc. 4.85% 3/9/2033	65	66
Mastercard, Inc. 4.55% 1/15/2035	2,525	2,484
MetLife, Inc. 5.375% 7/15/2033	300	312
Metropolitan Life Global Funding I 5.15% 3/28/2033 (d)	3,702	3,759
Metropolitan Life Global Funding I 5.05% 1/8/2034 (d)	4,105	4,142
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027) (g)	471	470
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (g)	160	163
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (g)	289	290
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033) (g)	1,411	1,436
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (g)	1,825	1,870
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (g)	6,575	6,891
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (g)	8,100	8,202
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (g)	4,827	4,957
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (g)	1,290	1,337
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (g)	1,750	1,797
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (g)	1,063	1,040
Navient Corp. 5.50% 3/15/2029	1,620	1,588
Navient Corp. 11.50% 3/15/2031	1,165	1,321
Navient Corp. 5.625% 8/1/2033	14,433	13,284
OneMain Finance Corp. 7.50% 5/15/2031	4,804	5,023
OneMain Finance Corp. 7.125% 11/15/2031	4,155	4,326
OneMain Finance Corp. 7.125% 9/15/2032	2,960	3,068
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (g)	EUR 210	275
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (g)	1,900	2,373
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (g)	USD 7,045	7,878
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (g)	273	284
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (g)	7,505	7,645
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (g)	950	979
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (g)	276	282
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (g)	2,905	2,931
Synchrony Financial 7.25% 2/2/2033	6,099	6,385
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (g)	1,755	1,790

25	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (g)	USD 1,972	$2,061
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (g)	6,212	6,442
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (g)	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (g)	4,115	4,274
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (g)	6,800	6,932
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (d)(g)	3,520	3,196
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033) (d)(g)	1,600	1,719
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (g)	1,050	1,059
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (g)	399	401
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (g)	7,771	8,024
		327,523

Energy 4.76%
3R Lux SARL 9.75% 2/5/2031 (d)	585	592
APA Corp. 5.25% 2/1/2042 (d)	615	492
APA Corp. 5.35% 7/1/2049 (d)	965	767
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (d)	1,050	1,069
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (d)	1,660	1,685
Baytex Energy Corp. 7.375% 3/15/2032 (d)	4,295	4,105
Blue Racer Midstream, LLC 7.00% 7/15/2029 (d)	675	705
Borr IHC, Ltd. 10.00% 11/15/2028 (d)	1,892	1,729
Borr IHC, Ltd. 10.375% 11/15/2030 (d)	2,086	1,847
Cheniere Energy Partners, LP 4.00% 3/1/2031	789	751
Cheniere Energy Partners, LP 5.95% 6/30/2033	1,800	1,880
Cheniere Energy, Inc. 4.625% 10/15/2028	175	175
Civitas Resources, Inc. 8.375% 7/1/2028 (d)	1,625	1,666
Civitas Resources, Inc. 8.625% 11/1/2030 (d)	4,025	4,090
Civitas Resources, Inc. 8.75% 7/1/2031 (d)	4,445	4,500
Civitas Resources, Inc. 9.625% 6/15/2033 (d)	630	646
CNX Resources Corp. 7.375% 1/15/2031 (d)	185	193
CNX Resources Corp. 7.25% 3/1/2032 (d)	5,171	5,358
Comstock Resources, Inc. 5.875% 1/15/2030 (d)	4,207	4,090
ConocoPhillips Co. 3.80% 3/15/2052	5,420	3,940
ConocoPhillips Co. 5.55% 3/15/2054	3,538	3,385
ConocoPhillips Co. 5.50% 1/15/2055	700	665
Constellation Oil Services Holding SA 9.375% 11/7/2029 (d)	4,290	4,369
Crescent Energy Finance, LLC 9.25% 2/15/2028 (d)	1,173	1,223
Crescent Energy Finance, LLC 7.625% 4/1/2032 (d)	1,440	1,407
Crescent Energy Finance, LLC 7.375% 1/15/2033 (d)	6,979	6,677
Devon Energy Corp. 5.75% 9/15/2054	2,270	2,045
Diamondback Energy, Inc. 5.15% 1/30/2030	731	748
Diamondback Energy, Inc. 5.40% 4/18/2034	4,428	4,443
Diamondback Energy, Inc. 5.55% 4/1/2035	1,740	1,760
Diamondback Energy, Inc. 5.75% 4/18/2054	3,367	3,129
Diamondback Energy, Inc. 5.90% 4/18/2064	1,777	1,647
Ecopetrol SA 7.75% 2/1/2032	5,750	5,654
Ecopetrol SA 8.875% 1/13/2033	3,408	3,518
Ecopetrol SA 8.375% 1/19/2036	6,055	5,846
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (d)	2,495	2,757
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (d)	1,055	975
Eni SpA 5.50% 5/15/2034 (d)	1,740	1,754
Eni SpA 5.75% 5/19/2035 (d)	2,729	2,793
Eni SpA 5.95% 5/15/2054 (d)	7,082	6,859
Enterprise Products Operating, LLC 4.95% 2/15/2035	435	434
EOG Resources, Inc. 5.65% 12/1/2054	5,950	5,815
EQT Corp. 7.50% 6/1/2030 (d)	25	27
EQT Corp. 4.75% 1/15/2031 (d)	1,994	1,964
Expand Energy Corp. 5.875% 2/1/2029 (d)	425	427
Expand Energy Corp. 6.75% 4/15/2029 (d)	860	871

Capital Group Fixed Income ETF Trust	26

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Exxon Mobil Corp. 3.452% 4/15/2051	USD 3,755	$2,665
Genesis Energy, LP 8.25% 1/15/2029	1,017	1,064
Genesis Energy, LP 7.875% 5/15/2032	2,200	2,289
GeoPark, Ltd. 8.75% 1/31/2030 (d)	4,750	4,184
Global Partners, LP 8.25% 1/15/2032 (d)	285	300
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (d)	845	867
Harvest Midstream I, LP 7.50% 9/1/2028 (d)	75	76
Hilcorp Energy I, LP 6.00% 4/15/2030 (d)	135	131
Hilcorp Energy I, LP 6.25% 4/15/2032 (d)	5,812	5,555
Hilcorp Energy I, LP 8.375% 11/1/2033 (d)	4,210	4,371
Kinetik Holdings, LP 6.625% 12/15/2028 (d)	285	292
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (d)	825	811
Leviathan Bond, Ltd. 6.75% 6/30/2030 (d)	650	643
Matador Resources Co. 6.25% 4/15/2033 (d)	1,695	1,687
Murphy Oil Corp. 6.00% 10/1/2032	675	644
MV24 Capital BV 6.748% 6/1/2034	659	640
Nabors Industries, Inc. 8.875% 8/15/2031 (d)	3,160	2,350
NFE Financing, LLC 12.00% 11/15/2029 (d)	15,686	7,134
NGL Energy Operating, LLC 8.125% 2/15/2029 (d)	773	782
NGL Energy Operating, LLC 8.375% 2/15/2032 (d)	2,020	2,028
Noble Finance II, LLC 8.00% 4/15/2030 (d)	3,425	3,490
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (d)	1,215	1,254
Occidental Petroleum Corp. 6.125% 1/1/2031	415	430
Occidental Petroleum Corp. 5.55% 10/1/2034	1,330	1,306
Occidental Petroleum Corp. 6.60% 3/15/2046	1,875	1,850
ONEOK, Inc. 4.00% 7/13/2027	50	50
ONEOK, Inc. 6.35% 1/15/2031	40	43
Permian Resources Operating, LLC 9.875% 7/15/2031 (d)	530	581
Permian Resources Operating, LLC 7.00% 1/15/2032 (d)	285	296
Petrobras Global Finance BV 5.60% 1/3/2031	611	620
Petroleos Mexicanos 6.49% 1/23/2027	1,475	1,468
Petroleos Mexicanos 6.50% 3/13/2027	1,300	1,292
Petroleos Mexicanos 8.75% 6/2/2029	725	752
Petroleos Mexicanos 6.84% 1/23/2030	1,330	1,286
Petroleos Mexicanos 5.95% 1/28/2031	4,940	4,471
Petroleos Mexicanos 6.70% 2/16/2032	4,100	3,813
Petroleos Mexicanos 10.00% 2/7/2033	1,650	1,768
Petroleos Mexicanos 6.50% 6/2/2041	34	25
Petroleos Mexicanos 6.75% 9/21/2047	305	221
Petroleos Mexicanos 6.35% 2/12/2048	77	54
Petroleos Mexicanos 7.69% 1/23/2050	110	87
Petroleos Mexicanos 6.95% 1/28/2060	381	274
Pluspetrol SA 8.50% 5/30/2032 (d)	4,470	4,520
Raizen Fuels Finance SA 6.70% 2/25/2037 (d)	4,230	4,156
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (d)	340	338
Saudi Arabian Oil Co. 5.75% 7/17/2054 (d)	3,730	3,505
Seadrill Finance, Ltd. 8.375% 8/1/2030 (d)	210	214
Shell Finance US, Inc. 2.75% 4/6/2030	75	70
Shell International Finance BV 3.00% 11/26/2051	5,097	3,285
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (d)	1,360	1,392
Sunoco, LP 7.00% 5/1/2029 (d)	1,250	1,303
Sunoco, LP 4.50% 4/30/2030	150	144
Sunoco, LP 7.25% 5/1/2032 (d)	2,551	2,680
Sunoco, LP 6.25% 7/1/2033 (d)	400	407
Talos Production, Inc. 9.00% 2/1/2029 (d)	705	722
Talos Production, Inc. 9.375% 2/1/2031 (d)	185	189
Targa Resources Corp. 5.65% 2/15/2036	1,990	2,010
Tidewater, Inc. 9.125% 7/15/2030 (d)	1,115	1,148
TotalEnergies Capital SA 4.724% 9/10/2034	2,866	2,849
TotalEnergies Capital SA 5.488% 4/5/2054	760	732
Transocean Aquila, Ltd. 8.00% 9/30/2028 (d)	1,011	1,022
Transocean, Inc. 8.00% 2/1/2027 (d)	686	676

27	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Transocean, Inc. 8.25% 5/15/2029 (d)	USD 1,180	$1,092
Transocean, Inc. 8.75% 2/15/2030 (d)	543	559
Transocean, Inc. 8.50% 5/15/2031 (d)	1,210	1,081
Transocean, Inc. 6.80% 3/15/2038	1,255	884
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (d)	1,630	1,713
USA Compression Partners, LP 7.125% 3/15/2029 (d)	1,340	1,374
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (d)	1,549	1,599
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (d)	2,019	1,870
Venture Global LNG, Inc. 8.125% 6/1/2028 (d)	750	776
Venture Global LNG, Inc. 8.375% 6/1/2031 (d)	3,843	3,994
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (d)	5,125	5,491
Venture Global Plaquemines LNG, LLC 6.625% 1/31/2034 (d)	2,575	2,575
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (d)	2,900	3,141
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (d)	2,325	2,325
Vista Energy Argentina SAU 8.50% 6/10/2033 (d)	2,500	2,530
Vista Energy Argentina SAU 7.625% 12/10/2035 (d)	4,400	4,271
Vital Energy, Inc. 7.875% 4/15/2032 (d)	1,955	1,673
Weatherford International, Ltd. 8.625% 4/30/2030 (d)	125	129
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (d)	2,195	2,186
		246,041

Health care 3.35%
AbbVie, Inc. 5.05% 3/15/2034	8,640	8,800
AbbVie, Inc. 5.35% 3/15/2044	625	613
AbbVie, Inc. 5.40% 3/15/2054	10,710	10,421
AbbVie, Inc. 5.50% 3/15/2064	2,250	2,184
Amgen, Inc. 5.25% 3/2/2030	623	642
Amgen, Inc. 4.20% 3/1/2033	4,240	4,072
Amgen, Inc. 5.25% 3/2/2033	3,495	3,580
Amgen, Inc. 4.875% 3/1/2053	725	634
Amgen, Inc. 5.65% 3/2/2053	13,136	12,835
Amgen, Inc. 5.75% 3/2/2063	4,560	4,437
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,725	1,759
Baxter International, Inc. 3.132% 12/1/2051	5,229	3,342
Bayer US Finance, LLC 6.50% 11/21/2033 (d)	3,203	3,436
Bayer US Finance, LLC 6.875% 11/21/2053 (d)	3,573	3,797
Bristol-Myers Squibb Co. 5.20% 2/22/2034	846	867
Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	322
Bristol-Myers Squibb Co. 5.55% 2/22/2054	7,372	7,197
Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,365	2,298
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (d)	75	67
CVS Health Corp. 1.875% 2/28/2031	50	43
CVS Health Corp. 6.00% 6/1/2044	3,100	3,066
CVS Health Corp. 5.875% 6/1/2053	6,943	6,639
CVS Health Corp. 6.05% 6/1/2054	6,150	6,032
CVS Health Corp. 6.00% 6/1/2063	1,511	1,446
DaVita, Inc. 6.75% 7/15/2033 (d)	300	310
Elevance Health, Inc. 4.55% 5/15/2052	203	166
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (d)	2,455	2,602
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (e)(h)	1,469	1,470
Gilead Sciences, Inc. 5.25% 10/15/2033	650	673
Gilead Sciences, Inc. 5.10% 6/15/2035	4,558	4,618
Gilead Sciences, Inc. 5.55% 10/15/2053	1,025	1,012
Grifols, SA 7.50% 5/1/2030	EUR 2,500	3,088
HCA, Inc. 3.625% 3/15/2032	USD 79	73
Humana, Inc. 5.75% 4/15/2054	3,817	3,559
Owens & Minor, Inc. 4.50% 3/31/2029 (d)	950	852
Owens & Minor, Inc. 6.25% 4/1/2030 (d)	7,295	6,859
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,750	1,670
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	10,236	9,670

Capital Group Fixed Income ETF Trust	28

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (e)(h)(i)	USD 36	$36
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (d)	1,700	1,771
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,518	8,522
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	2,140	2,152
Tenet Healthcare Corp. 6.75% 5/15/2031	200	207
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	797	782
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,121	1,120
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	982	1,020
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,173	5,207
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,300	1,420
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,539	2,878
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	600	613
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	5,290	5,388
UnitedHealth Group, Inc. 4.20% 5/15/2032	230	223
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,500	1,500
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,653	5,764
UnitedHealth Group, Inc. 5.50% 7/15/2044	3,900	3,801
UnitedHealth Group, Inc. 4.75% 5/15/2052	355	303
UnitedHealth Group, Inc. 5.95% 6/15/2055	2,566	2,608
Viatris, Inc. 4.00% 6/22/2050	3,675	2,450
		172,916

Utilities 2.45%
Aegea Finance SARL 9.00% 1/20/2031 (d)	2,063	2,192
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (d)	188	172
Alabama Power Co. 5.85% 11/15/2033	300	320
Comision Federal de Electricidad 6.45% 1/24/2035 (d)	1,685	1,665
Duke Energy Corp. 6.10% 9/15/2053	300	306
Edison International 4.125% 3/15/2028	250	241
Edison International 5.25% 11/15/2028	339	336
Edison International 5.25% 3/15/2032	5,836	5,540
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (g)	4,905	4,659
Electricite de France SA, 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(g)	1,325	1,498
Florida Power & Light Co. 5.30% 6/15/2034	150	155
Florida Power & Light Co. 5.30% 4/1/2053	60	57
Florida Power & Light Co. 5.60% 6/15/2054	1,300	1,296
Florida Power & Light Co. 5.70% 3/15/2055	1,225	1,241
Jersey Central Power & Light Co. 5.10% 1/15/2035	450	449
Long Ridge Energy, LLC, 8.75% 2/15/2032 (d)	4,085	4,247
NiSource, Inc. 5.40% 6/30/2033	250	256
Pacific Gas and Electric Co. 3.15% 1/1/2026	40	40
Pacific Gas and Electric Co. 4.65% 8/1/2028	600	597
Pacific Gas and Electric Co. 4.55% 7/1/2030	755	737
Pacific Gas and Electric Co. 3.25% 6/1/2031	200	180
Pacific Gas and Electric Co. 6.15% 1/15/2033	400	412
Pacific Gas and Electric Co. 6.40% 6/15/2033	3,835	4,011
Pacific Gas and Electric Co. 5.80% 5/15/2034	375	375
Pacific Gas and Electric Co. 5.70% 3/1/2035	1,310	1,299
Pacific Gas and Electric Co. 4.95% 7/1/2050	9,085	7,332
Pacific Gas and Electric Co. 3.50% 8/1/2050	16,070	10,318
Pacific Gas and Electric Co. 6.70% 4/1/2053	7,279	7,308
Pacific Gas and Electric Co. 5.90% 10/1/2054	4,750	4,312
Pacific Gas and Electric Co. 6.15% 3/1/2055	1,960	1,831
PacifiCorp 5.45% 2/15/2034	5,438	5,518
PacifiCorp 5.35% 12/1/2053	4,817	4,335
PacifiCorp 5.50% 5/15/2054	5,351	4,927
PacifiCorp 5.80% 1/15/2055	7,530	7,214

29	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
PG&E Corp. 5.25% 7/1/2030	USD 546	$520
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (g)	9,375	8,902
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	200	202
Southern California Edison Co. 5.20% 6/1/2034	7,172	6,961
Southern California Edison Co. 4.00% 4/1/2047	485	349
Southern California Edison Co. 4.125% 3/1/2048	158	115
Southern California Edison Co. 3.65% 2/1/2050	1,947	1,288
Southern California Edison Co. 2.95% 2/1/2051	6,000	3,519
Southern California Edison Co. 3.45% 2/1/2052	10,880	6,845
Southern California Edison Co. 5.75% 4/15/2054	1,260	1,130
Southern California Edison Co. 5.90% 3/1/2055	4,481	4,103
Southern California Edison Co. 6.20% 9/15/2055	3,070	2,943
Talen Energy Supply, LLC 8.625% 6/1/2030 (d)	1,567	1,680
YPF Energia Electrica SA 7.875% 10/16/2032 (d)	2,790	2,767
		126,700

Consumer discretionary 2.38%
Advance Auto Parts, Inc. 3.90% 4/15/2030	4,725	4,431
Advance Auto Parts, Inc. 3.50% 3/15/2032	6,585	5,771
Allied Universal Holdco, LLC 4.625% 6/1/2028 (d)	802	779
Allied Universal Holdco, LLC 6.875% 6/15/2030 (d)	5,235	5,311
Amazon.com, Inc. 3.95% 4/13/2052	400	316
AutoNation, Inc. 5.89% 3/15/2035	6,510	6,607
Caesars Entertainment, Inc. 6.50% 2/15/2032 (d)	2,000	2,053
Carnival Corp. 6.00% 5/1/2029 (d)	2,855	2,887
Carnival Corp. 7.00% 8/15/2029 (d)	3,708	3,909
Carnival Corp. 5.75% 3/15/2030 (d)	6,307	6,418
Carnival Corp. 6.125% 2/15/2033 (d)	7,195	7,366
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (d)	465	496
Fertitta Entertainment, LLC 4.625% 1/15/2029 (d)	350	335
Ford Motor Co. 3.25% 2/12/2032	940	793
Ford Motor Co. 4.75% 1/15/2043	995	766
Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	608
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,475	1,436
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,700	1,714
Ford Motor Credit Co., LLC 4.95% 5/28/2027	1,065	1,058
Ford Motor Credit Co., LLC 5.918% 3/20/2028	2,926	2,956
Ford Motor Credit Co., LLC 5.113% 5/3/2029	250	245
Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,860	4,064
Ford Motor Credit Co., LLC 6.054% 11/5/2031	5,069	5,045
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,528	1,587
Ford Motor Credit Co., LLC 6.125% 3/8/2034	988	962
General Motors Financial Co., Inc. 2.35% 2/26/2027	75	72
General Motors Financial Co., Inc. 5.625% 4/4/2032	2,134	2,160
General Motors Financial Co., Inc. 5.45% 9/6/2034	4,800	4,708
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,282	2,295
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	4,000	3,594
Genting New York, LLC 7.25% 10/1/2029 (d)	625	649
Great Canadian Gaming Corp. 8.75% 11/15/2029 (d)	1,275	1,249
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (e)(h)	57	57
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029 (d)	3,084	3,138
Home Depot, Inc. 4.95% 6/25/2034	1,150	1,165
Home Depot, Inc. 5.40% 6/25/2064	8,014	7,704
Hyundai Capital America 1.65% 9/17/2026 (d)	100	97
International Game Technology PLC 5.25% 1/15/2029 (d)	650	645
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (d)	1,335	1,299
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (d)	1,350	1,436
Lithia Motors, Inc. 3.875% 6/1/2029 (d)	308	294
Lithia Motors, Inc. 4.375% 1/15/2031 (d)	900	856

Capital Group Fixed Income ETF Trust	30

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Macy’s Retail Holdings, LLC 5.875% 3/15/2030 (d)	USD 50	$49
McDonald’s Corp. 4.95% 3/3/2035	778	778
Newell Brands, Inc. 8.50% 6/1/2028 (d)	1,265	1,332
Newell Brands, Inc. 6.375% 5/15/2030	3,415	3,331
Newell Brands, Inc. 6.625% 5/15/2032	5,535	5,294
Newell Brands, Inc. 6.875% 4/1/2036 (7.125% on 10/1/2025) (g)	1,995	1,915
Party City Holdings, Inc. 12.00% PIK 1/11/2029 (i)(j)(k)	148	15
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (d)	400	403
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (d)	706	715
Sonic Automotive, Inc. 4.875% 11/15/2031 (d)	5,613	5,339
Universal Entertainment Corp. 9.875% 8/1/2029 (d)	3,130	3,061
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (d)	514	548
ZF North America Capital, Inc. 6.75% 4/23/2030 (d)	1,090	1,048
		123,159

Communication services 2.36%
AT&T, Inc. 2.55% 12/1/2033	1,850	1,549
AT&T, Inc. 3.50% 9/15/2053	1,850	1,253
AT&T, Inc. 3.55% 9/15/2055	1,200	810
CCO Holdings, LLC 4.75% 2/1/2032 (d)	1,789	1,698
CCO Holdings, LLC 4.50% 5/1/2032	800	746
CCO Holdings, LLC 4.50% 6/1/2033 (d)	2,785	2,547
CCO Holdings, LLC 4.25% 1/15/2034 (d)	4,717	4,202
Charter Communications Operating, LLC 4.40% 4/1/2033	890	838
Charter Communications Operating, LLC 6.65% 2/1/2034	580	621
Charter Communications Operating, LLC 4.80% 3/1/2050	430	344
Charter Communications Operating, LLC 3.70% 4/1/2051	10,605	7,070
Charter Communications Operating, LLC 3.90% 6/1/2052	10,625	7,298
Charter Communications Operating, LLC 5.25% 4/1/2053	12,832	10,909
Comcast Corp. 2.887% 11/1/2051	4,085	2,488
Comcast Corp. 5.65% 6/1/2054	4,284	4,166
Connect Finco SARL 9.00% 9/15/2029 (d)	10,990	11,060
DISH Network Corp. 11.75% 11/15/2027 (d)	1,450	1,496
EchoStar Corp. 10.75% 11/30/2029	1,380	1,423
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (d)	711	711
Gray Media, Inc. 10.50% 7/15/2029 (d)	4,340	4,666
Gray Media, Inc. 4.75% 10/15/2030 (d)	140	106
Gray Media, Inc. 5.375% 11/15/2031 (d)	1,829	1,373
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (e)(h)	699	699
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (d)	2,380	2,433
Meta Platforms, Inc. 4.45% 8/15/2052	725	612
Meta Platforms, Inc. 5.40% 8/15/2054	3,913	3,819
News Corp. 3.875% 5/15/2029 (d)	369	353
Sirius XM Radio, LLC 4.00% 7/15/2028 (d)	944	907
Sirius XM Radio, LLC 4.125% 7/1/2030 (d)	1,950	1,799
Sirius XM Radio, LLC 3.875% 9/1/2031 (d)	10,029	8,921
Snap, Inc. 6.875% 3/1/2033 (d)	5,340	5,483
T-Mobile USA, Inc. 5.15% 4/15/2034	150	152
T-Mobile USA, Inc. 3.40% 10/15/2052	3,345	2,237
T-Mobile USA, Inc. 5.75% 1/15/2054	252	247
Univision Communications, Inc. 8.00% 8/15/2028 (d)	2,210	2,245
Univision Communications, Inc. 4.50% 5/1/2029 (d)	6,180	5,625
Univision Communications, Inc. 7.375% 6/30/2030 (d)	7,556	7,431
Univision Communications, Inc. 8.50% 7/31/2031 (d)	5,894	5,906
Verizon Communications, Inc. 1.75% 1/20/2031	300	259
Verizon Communications, Inc. 5.25% 4/2/2035	200	202
Verizon Communications, Inc. 2.875% 11/20/2050	132	82
Verizon Communications, Inc. 3.55% 3/22/2051	200	143
Verizon Communications, Inc. 3.875% 3/1/2052	782	582

31	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Verizon Communications, Inc. 2.987% 10/30/2056	USD 337	$203
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	516	319
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (e)(h)	4,308	4,215
		122,248

Real estate 2.06%
Boston Properties, LP 2.55% 4/1/2032	2,281	1,926
Boston Properties, LP 2.45% 10/1/2033	4,700	3,758
Boston Properties, LP 6.50% 1/15/2034	3,266	3,498
Boston Properties, LP 5.75% 1/15/2035	6,799	6,846
Equinix, Inc. 3.40% 2/15/2052	4,250	2,852
Fideicomiso Fibra Uno 7.70% 1/23/2032 (d)	677	706
Fideicomiso Fibra Uno 8.25% 1/23/2037 (d)	1,250	1,319
Howard Hughes Corp. (The) 4.125% 2/1/2029 (d)	930	886
Howard Hughes Corp. (The) 4.375% 2/1/2031 (d)	3,847	3,553
Hudson Pacific Properties, LP 3.25% 1/15/2030	2,180	1,785
Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,125	3,870
Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,442	4,072
Kennedy-Wilson, Inc. 5.00% 3/1/2031	10,435	9,414
Kilroy Realty, LP 2.65% 11/15/2033	1,500	1,179
Kilroy Realty, LP 6.25% 1/15/2036	3,959	3,950
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,160	1,168
MPT Operating Partnership, LP 5.00% 10/15/2027	7,163	6,622
MPT Operating Partnership, LP 3.50% 3/15/2031	1,400	991
MPT Operating Partnership, LP 8.50% 2/15/2032 (d)	7,405	7,756
Prologis, LP 5.125% 1/15/2034	3,375	3,418
Prologis, LP 5.00% 3/15/2034	2,780	2,789
Prologis, LP 5.00% 1/31/2035	747	747
Prologis, LP 5.25% 3/15/2054	580	545
Service Properties Trust 4.75% 10/1/2026	1,925	1,900
Service Properties Trust 3.95% 1/15/2028	1,554	1,437
Service Properties Trust 8.375% 6/15/2029	6,252	6,507
Service Properties Trust 4.95% 10/1/2029	5,150	4,499
Service Properties Trust 4.375% 2/15/2030	10,082	8,488
Service Properties Trust 8.625% 11/15/2031 (d)	6,815	7,321
VICI Properties, LP 4.125% 8/15/2030 (d)	250	240
VICI Properties, LP 5.125% 5/15/2032	930	927
VICI Properties, LP 5.625% 4/1/2035	1,668	1,684
		106,653

Information technology 1.98%
Accenture Capital, Inc. 4.25% 10/4/2031	1,469	1,456
Accenture Capital, Inc. 4.50% 10/4/2034	1,749	1,703
Acuris Finance US, Inc. 9.00% 8/1/2029 (d)	7,130	7,317
Analog Devices, Inc. 2.95% 10/1/2051	3,353	2,178
AppLovin Corp. 5.50% 12/1/2034	600	609
Broadcom, Inc. 5.15% 11/15/2031	2,302	2,369
Broadcom, Inc. 4.80% 10/15/2034	3,522	3,481
Broadcom, Inc. 3.187% 11/15/2036 (d)	450	373
Broadcom, Inc. 4.926% 5/15/2037 (d)	3,626	3,521
Cisco Systems, Inc. 5.05% 2/26/2034	3,750	3,840
Cisco Systems, Inc. 5.10% 2/24/2035	1,340	1,372
Cloud Software Group, Inc. 9.00% 9/30/2029 (d)	6,625	6,873
Cloud Software Group, Inc. 8.25% 6/30/2032 (d)	3,153	3,358
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (e)(h)	365	365
CommScope, LLC 4.75% 9/1/2029 (d)	304	297
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (d)	4,000	4,254
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	270	272
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)(l)	28	6

Capital Group Fixed Income ETF Trust	32

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Helios Software Holdings, Inc. 8.75% 5/1/2029 (d)	USD 10,520	$10,831
ION Trading Technologies SARL 9.50% 5/30/2029 (d)	5,544	5,721
Microchip Technology, Inc. 5.05% 2/15/2030	2,541	2,579
Micron Technology, Inc. 6.05% 11/1/2035	6,240	6,533
NCR Atleos Corp. 9.50% 4/1/2029 (d)	900	987
Oracle Corp. 5.50% 8/3/2035	5,500	5,624
Oracle Corp. 3.95% 3/25/2051	450	332
Roper Technologies, Inc. 4.90% 10/15/2034	2,525	2,491
Synopsys, Inc. 5.70% 4/1/2055	8,410	8,368
UKG, Inc. 6.875% 2/1/2031 (d)	2,150	2,232
Unisys Corp. 10.625% 1/15/2031 (d)	4,576	4,717
Viasat, Inc. 5.625% 4/15/2027 (d)	410	409
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (g)(i)(l)	924	934
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (g)(i)(l)	807	817
X.Ai Corp. 12.50% 6/30/2030	6,000	6,072
		102,291

Materials 1.88%
Ball Corp. 6.00% 6/15/2029	200	205
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	314	315
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,546	1,584
Braskem Netherlands Finance BV 8.75% 1/12/2031 (d)	1,530	1,339
Braskem Netherlands Finance BV 7.25% 2/13/2033	5,307	4,208
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)	475	377
Braskem Netherlands Finance BV 8.00% 10/15/2034 (d)	6,015	4,822
Celanese US Holdings, LLC 6.35% 11/15/2028	1,194	1,255
Celanese US Holdings, LLC 6.50% 4/15/2030	6,234	6,386
Celanese US Holdings, LLC 6.379% 7/15/2032	1,921	2,015
Celanese US Holdings, LLC 7.20% 11/15/2033 (g)	6,475	6,878
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)	1,755	1,792
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (d)	1,703	1,678
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (d)	550	471
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (d)	4,575	4,416
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (d)	2,750	2,584
Consolidated Energy Finance SA 12.00% 2/15/2031 (d)	5,800	5,696
Dow Chemical Co. (The) 5.15% 2/15/2034	188	188
Dow Chemical Co. (The) 5.35% 3/15/2035	1,282	1,276
Dow Chemical Co. (The) 5.55% 11/30/2048	571	522
Dow Chemical Co. (The) 3.60% 11/15/2050	2,070	1,402
Dow Chemical Co. (The) 6.90% 5/15/2053	107	115
Dow Chemical Co. (The) 5.60% 2/15/2054	3,802	3,465
Dow Chemical Co. (The) 5.95% 3/15/2055	491	468
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (d)	1,836	1,840
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	6,245	6,636
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (d)	2,100	2,157
FXI Holdings, Inc. 12.25% 11/15/2026 (d)	5,332	4,698
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (d)	113	100
JH North America Holdings, Inc. 5.875% 1/31/2031 (d)	665	671
JH North America Holdings, Inc. 6.125% 7/31/2032 (d)	645	656
LSB Industries, Inc. 6.25% 10/15/2028 (d)	533	530
LYB International Finance III, LLC 5.50% 3/1/2034	1,292	1,290
LYB International Finance III, LLC 6.15% 5/15/2035	1,881	1,953
Magnera Corp. 7.25% 11/15/2031 (d)	6,550	6,182
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026 (d)	696	697
Minera Mexico, SA de CV 5.625% 2/12/2032 (d)	2,700	2,749
NOVA Chemicals Corp. 4.25% 5/15/2029 (d)	1,385	1,333
OCI NV 6.70% 3/16/2033 (d)	949	1,051
PT Krakatau Posco 6.375% 6/11/2029	2,900	2,911
Quikrete Holdings, Inc. 6.75% 3/1/2033 (d)	880	909
Sasol Financing USA, LLC 8.75% 5/3/2029 (d)	1,065	1,056

33	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Sasol Financing USA, LLC 8.75% 5/3/2029 (l)	USD 100	$99
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (d)	742	723
Sealed Air Corp. 6.125% 2/1/2028 (d)	607	616
Stillwater Mining Co. 4.00% 11/16/2026 (l)	600	587
Vale Overseas, Ltd. 6.40% 6/28/2054	3,535	3,478
Veritiv Operating Co. 10.50% 11/30/2030 (d)	930	1,008
		97,387

Consumer staples 1.87%
Altria Group, Inc. 5.625% 2/6/2035	2,420	2,469
B&G Foods, Inc. 5.25% 9/15/2027	400	365
BAT Capital Corp. 2.259% 3/25/2028	100	95
BAT Capital Corp. 4.742% 3/16/2032	450	448
BAT Capital Corp. 6.421% 8/2/2033	673	731
BAT Capital Corp. 6.00% 2/20/2034	4,240	4,472
BAT Capital Corp. 5.625% 8/15/2035	9,102	9,266
BAT Capital Corp. 4.758% 9/6/2049	1,551	1,280
BAT Capital Corp. 5.65% 3/16/2052	929	866
BAT Capital Corp. 7.081% 8/2/2053	7,253	8,084
Campbell’s Co. (The) 4.75% 3/23/2035	1,993	1,916
Campbell’s Co. (The) 5.25% 10/13/2054	304	277
Coca-Cola Co. 5.20% 1/14/2055	1,995	1,911
Constellation Brands, Inc. 4.35% 5/9/2027	326	326
Constellation Brands, Inc. 4.75% 5/9/2032	1,683	1,673
Constellation Brands, Inc. 4.90% 5/1/2033	886	878
Coty, Inc. 6.625% 7/15/2030 (d)	490	502
Diageo Investment Corp. 5.625% 4/15/2035	2,366	2,475
Imperial Brands Finance PLC 5.875% 7/1/2034 (d)	3,070	3,153
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	38
Kroger Co. 5.50% 9/15/2054	1,978	1,879
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031 (d)	665	605
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (d)	905	659
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (d)	250	235
Mars, Inc. 5.20% 3/1/2035 (d)	13,380	13,547
Mars, Inc. 5.65% 5/1/2045 (d)	2,039	2,045
Mars, Inc. 5.70% 5/1/2055 (d)	5,730	5,720
Mars, Inc. 5.80% 5/1/2065 (d)	730	729
Minerva Luxembourg SA 8.875% 9/13/2033 (d)	2,030	2,194
Mondelez International, Inc. 5.125% 5/6/2035	1,140	1,146
Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,372
Philip Morris International, Inc. 5.375% 2/15/2033	400	413
Philip Morris International, Inc. 5.625% 9/7/2033	6,350	6,657
Philip Morris International, Inc. 5.25% 2/13/2034	4,346	4,435
Philip Morris International, Inc. 4.90% 11/1/2034	8,437	8,403
Post Holdings, Inc. 4.625% 4/15/2030 (d)	650	625
Post Holdings, Inc. 6.25% 2/15/2032 (d)	540	556
Post Holdings, Inc. 6.375% 3/1/2033 (d)	4,000	4,046
		96,491

Industrials 1.73%
Ambipar Lux SARL 9.875% 2/6/2031 (d)	800	757
Ambipar Lux SARL 10.875% 2/5/2033 (d)	1,575	1,492
Amentum Holdings, Inc. 7.25% 8/1/2032 (d)	1,440	1,483
BAE Systems PLC 5.30% 3/26/2034 (d)	2,264	2,316
Boeing Co. (The) 2.75% 2/1/2026	115	114
Boeing Co. (The) 3.625% 2/1/2031	1,642	1,548
Boeing Co. (The) 6.388% 5/1/2031	1,201	1,291
Boeing Co. (The) 6.528% 5/1/2034	3,776	4,105
Boeing Co. (The) 5.705% 5/1/2040	655	647

Capital Group Fixed Income ETF Trust	34

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Co. (The) 5.805% 5/1/2050	USD 7,812	$7,499
Boeing Co. (The) 6.858% 5/1/2054	5,043	5,525
Boeing Co. (The) 5.93% 5/1/2060	1,200	1,142
Bombardier, Inc. 7.875% 4/15/2027 (d)	147	148
Bombardier, Inc. 7.50% 2/1/2029 (d)	840	883
Bombardier, Inc. 8.75% 11/15/2030 (d)	550	596
Canadian Pacific Railway Co. 5.20% 3/30/2035	150	152
Canadian Pacific Railway Co. 3.00% 12/2/2041	880	640
Canadian Pacific Railway Co. 3.10% 12/2/2051	2,745	1,806
Clean Harbors, Inc. 6.375% 2/1/2031 (d)	73	75
CoreLogic, Inc. 4.50% 5/1/2028 (d)	300	286
Embraer Netherlands Finance BV 5.98% 2/11/2035	1,115	1,150
EquipmentShare.com, Inc. 8.625% 5/15/2032 (d)	1,880	2,000
EquipmentShare.com, Inc. 8.00% 3/15/2033 (d)	1,830	1,919
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (d)	3,000	2,965
Herc Holdings, Inc. 6.625% 6/15/2029 (d)	1,340	1,376
Herc Holdings, Inc. 7.00% 6/15/2030 (d)	1,905	1,991
Herc Holdings, Inc. 7.25% 6/15/2033 (d)	1,110	1,164
Honeywell International, Inc. 5.00% 3/1/2035	3,750	3,776
Icahn Enterprises, LP 6.25% 5/15/2026	2,500	2,484
Icahn Enterprises, LP 5.25% 5/15/2027	3,130	3,035
Icahn Enterprises, LP 9.75% 1/15/2029	8,978	8,733
Icahn Enterprises, LP 10.00% 11/15/2029 (d)	1,615	1,601
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (d)	685	687
LATAM Airlines Group SA 7.875% 4/15/2030 (d)	830	848
Norfolk Southern Corp. 4.45% 3/1/2033	78	76
Norfolk Southern Corp. 5.35% 8/1/2054	4,524	4,325
Paychex, Inc. 5.60% 4/15/2035	385	398
QXO Building Products, Inc. 6.75% 4/30/2032 (d)	2,955	3,052
Regal Rexnord Corp. 6.30% 2/15/2030	2,060	2,159
Regal Rexnord Corp. 6.40% 4/15/2033	2,197	2,321
RTX Corp. 2.82% 9/1/2051	925	572
RTX Corp. 5.375% 2/27/2053	2,317	2,220
Sabre GLBL, Inc. 11.125% 7/15/2030 (d)	2,850	2,985
Union Pacific Corp. 2.95% 3/10/2052	1,885	1,204
Union Pacific Corp. 4.95% 5/15/2053	4,061	3,692
		89,238

Municipals 0.01%
Texas Combined Tirz I, LLC 0% 12/7/2062 (d)(k)	589	589
Total corporate bonds, notes & loans		1,611,236
U.S. Treasury bonds & notes 14.65%
U.S. Treasury 14.29%
U.S. Treasury 4.875% 4/30/2026	46,247	46,545
U.S. Treasury 4.125% 10/31/2026	6,325	6,343
U.S. Treasury 3.875% 5/31/2027	30,847	30,918
U.S. Treasury 4.625% 6/15/2027	30,490	30,998
U.S. Treasury 3.75% 6/30/2027	58,976	59,015
U.S. Treasury 4.25% 2/15/2028	28,213	28,595
U.S. Treasury 3.875% 6/15/2028	26,845	26,987
U.S. Treasury 4.375% 8/31/2028 (c)	14,750	15,043
U.S. Treasury 4.625% 4/30/2029	48,820	50,352
U.S. Treasury 4.25% 6/30/2029	8,203	8,356
U.S. Treasury 4.00% 5/31/2030	81,744	82,533
U.S. Treasury 4.625% 5/31/2031	4,550	4,724
U.S. Treasury 4.625% 2/15/2040	9,900	9,956
U.S. Treasury 4.75% 2/15/2041	50,000	50,660
U.S. Treasury 4.75% 11/15/2043	10,500	10,493
U.S. Treasury 4.625% 5/15/2044	30,770	30,173

35	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 11/15/2044	USD 93,495	$91,506
U.S. Treasury 5.00% 5/15/2045	562	577
U.S. Treasury 4.625% 2/15/2055 (c)	159,199	154,958
		738,732

U.S. Treasury inflation-protected securities 0.36%
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (m)	18,516	18,746
Total U.S. Treasury bonds & notes		757,478
Asset-backed obligations 6.46%
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028 (a)(d)	995	1,002
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028 (a)(d)	1,447	1,460
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(d)	7,281	7,459
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (a)(d)	4,786	4,927
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (a)(d)	11,000	10,954
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (a)(d)	5,000	4,983
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027 (a)(d)	2,394	2,422
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028 (a)(d)	3,333	3,405
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029 (a)(d)	2,369	2,463
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029 (a)(d)	890	934
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (d)	1,155	1,173
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029 (a)(d)	4,000	4,185
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (d)	1,994	2,030
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (d)	3,081	3,143
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(d)	713	721
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(d)	544	550
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(d)	486	481
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(d)	8,561	8,655
Clarus Capital Funding, LLC, Series 2024-1A, Class C, 5.01% 8/20/2032 (a)(d)	7,083	7,075
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028 (a)(d)	1,250	1,251
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(d)	700	727
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(d)	5,800	5,988
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032 (a)(d)	1,000	1,002
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032 (a)(d)	1,000	1,004
Credit Acceptance Auto Loan Trust, Series 2024-2, Class C, 6.70% 10/16/2034 (a)(d)	5,769	5,996
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(d)	3,648	3,690
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(d)	4,232	4,299
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)	9,371	9,439
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(d)	765	772
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (a)	26	26
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(d)	4,000	4,533
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(d)	848	918
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(d)	1,022	1,113
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(d)	3,010	3,294
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(d)	5,403	5,886
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(d)	4,799	5,011
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028 (a)(d)	2,335	2,357
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(d)	950	1,026
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(d)	1,900	2,085
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(d)	1,170	1,222
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031 (a)(d)	1,596	1,649
Great America Leasing Receivables, Series 2025-1, Class A4, 4.58% 1/15/2032 (a)(d)	11,834	11,907
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027 (a)(d)	2,200	2,218
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(d)	672	680
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (a)(d)	300	285
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(d)	2,389	2,284
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029 (a)(d)	2,167	2,217
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030 (a)(d)	3,950	4,093
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027 (a)(d)	5,000	4,797
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(d)	4,947	4,971

Capital Group Fixed Income ETF Trust	36

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(d)	USD 2,121	$2,119
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(d)	5,746	5,724
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(d)	1,966	1,930
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(d)	1,368	1,379
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(d)	537	538
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(d)	5,734	5,787
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 12.43% 11/15/2028 (a)(d)	5,000	5,008
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 0.162% 11/15/2028 (a)(d)	5,000	5,008
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(d)	2,021	2,039
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029 (a)(d)	1,996	2,012
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)	10,363	10,369
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.89% 9/15/2031 (d)	1,658	1,662
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 6.13% 9/15/2031 (d)	996	998
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 6.47% 9/15/2031 (d)	953	955
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 12.39% 9/15/2031 (d)	9,789	9,811
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (d)	5,291	5,325
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (d)	4,506	4,538
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (a)(d)	19,308	19,421
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (a)(d)	8,617	8,686
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (a)(d)	1,364	1,374
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(d)	726	738
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031 (a)(d)	632	648
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(d)	964	960
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(d)	183	183
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (a)(d)	7,274	7,451
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(d)	2,819	2,813
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(d)	1,912	1,936
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(d)	1,196	1,238
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (a)(d)	109	109
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(d)	337	338
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	796	814
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(d)	866	895
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(d)	1,331	1,209
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(d)	678	615
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053 (a)(d)	2,490	2,551
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (d)	8,311	8,416
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(d)	90	84
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(d)	8,883	9,322
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(d)	5,000	5,133
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(d)	1,978	2,005
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (d)	8,386	8,386
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(d)	2,452	2,454
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(d)	6,000	6,140
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(d)	771	799
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027 (a)(d)	1,562	1,565
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (a)(d)	3,798	3,859
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032 (a)(d)	2,333	2,349
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(d)	1,653	1,670
		334,125
Bonds & notes of governments & government agencies outside the U.S. 1.80%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (d)	300	263
Angola (Republic of) 8.00% 11/26/2029	1,375	1,250
Angola (Republic of) 8.75% 4/14/2032	5,275	4,665
Angola (Republic of) 8.75% 4/14/2032 (d)	1,000	884
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (g)	968	774
Chile (Republic of) 2.45% 1/31/2031	400	358
Chile (Republic of) 4.34% 3/7/2042	200	174
Colombia (Republic of) 8.00% 4/20/2033	430	445
Colombia (Republic of) 7.50% 2/2/2034	5,145	5,129
Colombia (Republic of) 8.50% 4/25/2035	3,715	3,864
Colombia (Republic of) 8.00% 11/14/2035	5,840	5,880

37	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 7.75% 11/7/2036	USD 3,215	$3,149
Colombia (Republic of) 8.375% 11/7/2054	5,870	5,593
Dominican Republic 4.50% 1/30/2030 (d)	500	476
Dominican Republic 5.875% 1/30/2060	2,280	1,919
Egypt (Arab Republic of) 5.80% 9/30/2027	200	196
Egypt (Arab Republic of) 5.875% 2/16/2031	600	532
Egypt (Arab Republic of) 8.50% 1/31/2047	5,163	4,196
Egypt (Arab Republic of) 8.70% 3/1/2049	1,700	1,396
Egypt (Arab Republic of) 8.75% 9/30/2051	2,089	1,717
Egypt (Arab Republic of) 8.15% 11/20/2059	600	463
Egypt (Arab Republic of) 7.50% 2/16/2061	9,590	6,994
Export-Import Bank of India 2.25% 1/13/2031 (d)	250	220
Honduras (Republic of) 5.625% 6/24/2030	2,070	1,985
Nigeria (Republic of) 7.875% 2/16/2032	2,350	2,234
Panama (Republic of) 7.50% 3/1/2031	315	336
Panama (Republic of) 2.252% 9/29/2032	1,800	1,378
Panama (Republic of) 6.875% 1/31/2036	1,220	1,216
Panama (Republic of) 8.00% 3/1/2038	1,015	1,090
Panama (Republic of) 4.50% 4/16/2050	2,050	1,390
Panama (Republic of) 4.50% 4/1/2056	7,280	4,737
Panama (Republic of) 7.875% 3/1/2057	260	265
Peru (Republic of) 5.50% 3/30/2036	3,310	3,316
Peru (Republic of) 5.875% 8/8/2054	1,275	1,233
Senegal (Republic of) 6.75% 3/13/2048	8,800	5,332
Senegal (Republic of) 6.75% 3/13/2048	3,439	2,084
South Africa (Republic of) 5.875% 4/20/2032	1,003	983
South Africa (Republic of) 7.10% 11/19/2036 (d)	1,150	1,142
Turkey (Republic of) 5.875% 6/26/2031	480	458
Turkey (Republic of) 6.50% 9/20/2033	1,150	1,108
United Mexican States 4.75% 4/27/2032	860	819
United Mexican States 5.85% 7/2/2032	445	451
United Mexican States 6.00% 5/7/2036	5,510	5,452
United Mexican States 6.875% 5/13/2037	3,230	3,377
United Mexican States 6.625% 1/29/2038	2,165	2,201
		93,124
Municipals 0.09%
California 0.02%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	1,100	1,104

Puerto Rico 0.05%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (j)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (j)	20	11
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (j)	95	52
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (j)	10	5
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (j)	190	104
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (j)	265	145
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (j)	210	115
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (j)	20	11
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (j)	75	41
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (j)	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (j)	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (j)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (j)	400	219
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (j)	20	11
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (j)	65	36
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (j)	220	121
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (j)	55	30
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (j)	165	90
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (j)	610	335

Capital Group Fixed Income ETF Trust	38

Capital Group Core Plus Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (j)	USD 330	$181
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (j)	65	36
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (j)	355	195
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (j)	100	55
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017 (g)(j)	465	254
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (j)	70	38
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (j)	650	355
		2,456

Texas 0.02%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (d)(j)	1,476	1,107
Total municipals		4,667
Total bonds, notes & other debt instruments (cost: $5,055,569,000)		5,090,564
Common stocks 0.00%	Shares
Energy 0.00%
New Fortress Energy, Inc., Class A	89,859	298

Consumer discretionary 0.00%
Party City Holdco, Inc. (d)(k)	74	— (b)
Party City Holdco, Inc. (k)	7,446	— (b)
		— (b)
Total common stocks (cost: $1,178,000)		298
Short-term securities 7.80%
Money market investments 7.80%
Capital Group Central Cash Fund 4.35% (n)(o)	4,031,308	403,131
Total short-term securities (cost: $403,063,000)		403,131
Total investment securities 106.26% (cost: $5,459,810,000)		5,493,993

Other assets less liabilities (6.26)%	(323,810)
Net assets 100.00%	$5,170,183
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	7,721	9/30/2025	USD1,606,149	$6,285
5 Year U.S. Treasury Note Futures	Long	1,494	9/30/2025	162,846	1,146
10 Year U.S. Treasury Note Futures	Long	5,320	9/19/2025	596,505	11,044
10 Year Ultra U.S. Treasury Note Futures	Short	4,826	9/19/2025	(551,446)	(13,617)
30 Year U.S. Treasury Bond Futures	Long	1,091	9/19/2025	125,976	3,313
30 Year Ultra U.S. Treasury Bond Futures	Short	178	9/19/2025	(21,204)	(738)
					$7,433

39	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	2,889	USD	2,462	HSBC Bank	7/1/2025	$11
USD	2,790	EUR	2,462	BNP Paribas	7/1/2025	(110)
USD	853	EUR	745	Bank of America	7/14/2025	(25)
USD	1,010	EUR	883	BNP Paribas	7/15/2025	(31)
USD	5,220	EUR	4,480	UBS AG	7/25/2025	(66)
USD	2,896	EUR	2,462	HSBC Bank	8/11/2025	(11)
						$(232)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0145%	Annual	SOFR	Annual	10/27/2025	USD275,000	$547	$—	$547
3.863%	Annual	SOFR	Annual	10/29/2026	250,000	488	—	488
3.787%	Annual	SOFR	Annual	6/12/2027	152,000	822	—	822
3.7315%	Annual	SOFR	Annual	6/20/2027	156,000	701	—	701
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	18	—	18
4.175%	Annual	SOFR	Annual	11/21/2028	140,000	3,482	—	3,482
3.7675%	Annual	SOFR	Annual	12/3/2029	31,000	460	—	460
SOFR	Annual	3.812%	Annual	5/14/2032	255,000	(4,519)	—	(4,519)
SOFR	Annual	3.1585%	Annual	1/18/2033	43,000	1,143	—	1,143
SOFR	Annual	3.2205%	Annual	4/18/2033	58,000	1,390	—	1,390
4.133%	Annual	SOFR	Annual	11/20/2043	16,000	379	—	379
3.7575%	Annual	SOFR	Annual	12/3/2044	12,000	(338)	—	(338)
						$4,573	$—	$4,573
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
12.57%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL19,454	$(33)	$—	$(33)
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 7.80%
Money market investments 7.80%
Capital Group Central Cash Fund 4.35% (n)	$295,735	$1,221,562	$1,114,136	$(50)	$20	$403,131	$13,217

Capital Group Fixed Income ETF Trust	40

Capital Group Core Plus Income ETF (continued)
Restricted securities (l)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (g)(i)	6/23/2023	$890	$934	0.02%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (g)(i)	6/23/2023	778	817	0.02
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024	568	587	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)	9/12/2023	266	272	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (e)(h)	9/12/2023	5	6	0.00 (p)
Sasol Financing USA, LLC 8.75% 5/3/2029	6/27/2024	101	99	0.00 (p)
		$2,608	$2,715	0.06%

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $21,580,000, which represented 0.42% of the net assets of the fund.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,430,334,000, which represented 27.67% of the net assets of the fund.

(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Purchased on a TBA basis.
(g)	Step bond; coupon rate may change at a later date.
(h)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,120,000, which represented 0.13% of the net assets of the fund.

(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Value determined using significant unobservable inputs.
(l)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,715,000, which represented 0.06% of the net assets of the fund.

(m)	Index-linked bond whose principal amount moves with a government price index.
(n)	Rate represents the seven-day yield at 6/30/2025.
(o)	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
(p)	Amount less than 0.01%.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

41	Capital Group Fixed Income ETF Trust

Capital Group High Yield Bond ETFunaudited
Investment portfolio June 30, 2025

Bonds, notes & other debt instruments 87.20%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 87.20%
Consumer discretionary 14.10%
Advance Auto Parts, Inc. 3.90% 4/15/2030	USD 370	$347
Advance Auto Parts, Inc. 3.50% 3/15/2032	395	346
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	200	195
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	290	294
Bath & Body Works, Inc. 6.875% 11/1/2035	250	260
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	830	860
Carnival Corp. 6.00% 5/1/2029 (a)	910	920
Genting New York, LLC 7.25% 10/1/2029 (a)	625	649
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	260	255
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	255	270
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	325	316
Levi Strauss & Co. 3.50% 3/1/2031 (a)	700	641
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	715	682
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	615	633
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	250	245
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	110	110
		7,023

Health care 11.90%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	200	202
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	215	205
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (a)	900	887
DaVita, Inc. 6.75% 7/15/2033 (a)	835	863
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	270	286
IQVIA, Inc. 6.25% 6/1/2032 (a)	725	745
Medline Borrower, LP 6.25% 4/1/2029 (a)	770	792
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	795	724
Owens & Minor, Inc. 6.25% 4/1/2030 (a)	330	310
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(b)	135	133
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	140	140
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	625	637
		5,924

Communication services 11.11%
CCO Holdings, LLC 4.25% 2/1/2031 (a)	515	481
CCO Holdings, LLC 4.50% 6/1/2033 (a)	435	398
CCO Holdings, LLC 4.25% 1/15/2034 (a)	520	463
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	140	132
Connect Finco SARL 9.00% 9/15/2029 (a)	330	332
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	885	883
DISH Network Corp. 11.75% 11/15/2027 (a)	100	103
EchoStar Corp. 10.75% 11/30/2029	150	155
EchoStar Corp. 6.75% PIK 11/30/2030 (b)	75	69
Gray Media, Inc. 10.50% 7/15/2029 (a)	335	360
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (a)	350	358
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	355	346
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	405	389
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	235	217
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	410	365
Univision Communications, Inc. 4.50% 5/1/2029 (a)	530	482
		5,533

Energy 10.48%
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	325	330
Baytex Energy Corp. 7.375% 3/15/2032 (a)	305	291
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	725	717
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	610	626
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	360	360

Capital Group Fixed Income ETF Trust	42

Capital Group High Yield Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Global Partners, LP 7.125% 7/1/2033 (a)	USD 300	$304
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (a)	285	288
Sunoco, LP 4.50% 5/15/2029	845	821
Talos Production, Inc. 9.00% 2/1/2029 (a)	305	313
Transocean, Inc. 8.50% 5/15/2031 (a)	115	103
Venture Global Plaquemines LNG, LLC 6.625% 1/31/2034 (a)	200	200
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (a)	180	180
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	665	686
		5,219

Financials 8.78%
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	310	301
Block, Inc. 3.50% 6/1/2031	510	468
Block, Inc. 6.50% 5/15/2032	280	289
Brown & Brown, Inc. 5.55% 6/23/2035	300	306
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	325	305
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	200	180
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	905	869
Navient Corp. 7.875% 6/15/2032	780	812
OneMain Finance Corp. 7.125% 9/15/2032	810	840
		4,370

Industrials 8.73%
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	200	205
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	355	371
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	665	686
Beach Acquisition Bidco, LLC 10% 7/15/2033 (a)	200	208
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	315	333
Icahn Enterprises, LP 5.25% 5/15/2027	415	403
LATAM Airlines Group SA 7.625% 1/7/2031 (a)	250	252
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	355	372
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (a)	330	364
TransDigm, Inc. 6.375% 5/31/2033 (a)	380	381
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	745	775
		4,350

Information technology 7.35%
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	120	121
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	455	485
CommScope, LLC 7.125% 7/1/2028 (a)	249	245
CoreWeave, Inc. 9.25% 6/1/2030 (a)	325	333
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	210	223
Fair Isaac Corp. 6.00% 5/15/2033 (a)	335	339
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	285	293
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	285	294
Shift4 Payments, LLC 6.75% 8/31/2032 (a)	660	686
UKG, Inc. 6.875% 2/1/2031 (a)	325	337
Unisys Corp. 10.625% 1/15/2031 (a)	240	248
Viasat, Inc. 7.50% 5/30/2031 (a)	65	56
		3,660

Materials 5.27%
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	610	601
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	230	244
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	630	636
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	185	186
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	170	174

43	Capital Group Fixed Income ETF Trust

Capital Group High Yield Bond ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	USD 480	$503
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	70	69
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	200	212
		2,625

Real estate 3.68%
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	765	707
Kennedy-Wilson, Inc. 4.75% 3/1/2029	155	145
Kennedy-Wilson, Inc. 4.75% 2/1/2030	160	147
MPT Operating Partnership, LP 5.00% 10/15/2027	155	143
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	265	278
Service Properties Trust 3.95% 1/15/2028	100	92
Service Properties Trust 8.625% 11/15/2031 (a)	300	322
		1,834

Consumer staples 3.65%
Central Garden & Pet Co. 4.125% 10/15/2030	565	534
Post Holdings, Inc. 6.25% 2/15/2032 (a)	845	870
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	425	416
		1,820

Utilities 2.15%
Long Ridge Energy, LLC, 8.75% 2/15/2032 (a)	225	234
PG&E Corp. 5.00% 7/1/2028	165	161
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	630	675
		1,070
Total corporate bonds, notes & loans		43,428
Total bonds, notes & other debt instruments (cost: $43,196,000)		43,428
Convertible bonds & notes 0.83%
Consumer discretionary 0.33%
Carnival Corp., convertible notes, 5.75% 12/1/2027	75	165

Utilities 0.25%
Southern Co. (The), convertible notes, 4.50% 6/15/2027	114	125

Financials 0.25%
Coinbase Global, Inc., convertible notes, 0.25% 4/1/2030	95	125
Total convertible bonds & notes (cost: $403,000)		415
Convertible stocks 0.27%	Shares
Industrials 0.27%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,000	136

Capital Group Fixed Income ETF Trust	44

Capital Group High Yield Bond ETF (continued)
Short-term securities 13.61%	Shares	Value (000)
Money market investments 13.61%
Capital Group Central Cash Fund 4.35% (c)(d)	67,765	$6,777
Total short-term securities (cost: $6,777,000)		6,777
Total investment securities 101.91% (cost: $50,508,000)		50,756

Other assets less liabilities (1.91)%	(952)
Net assets 100.00%	$49,804
Investments in affiliates (d)

	Value at 6/24/2025 (e) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 13.61%
Money market investments 13.61%
Capital Group Central Cash Fund 4.35% (c)	$—	$7,064	$287	$— (f)	$— (f)	$6,777	$5

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,037,000, which represented
72.40% of the net assets of the fund.

(b)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(c)	Rate represents the seven-day yield at 6/30/2025.
(d)	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
(e)	Commencement of operations.
(f)	Amount less than one thousand.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

45	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged)unaudited
Investment portfolio June 30, 2025

Bonds, notes & other debt instruments 97.48%	Principal amount (000)	Value (000)
Euros 29.72%
Albania (Republic of) 4.75% 2/14/2035	EUR 100	$118
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (a)	100	120
AT&T, Inc. 1.60% 5/19/2028	270	310
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	300	375
Belfius Bank SA 4.875% 6/11/2035 (5-year EUR Mid-Swap + 2.20% on 6/11/2030) (a)	100	123
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	290	344
Belgium (Kingdom of), Series 101, 3.50% 6/22/2055	120	130
British American Tobacco PLC, 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026) (a)	300	352
CaixaBank, SA, subordinated, 1.25% 6/18/2031 (5-year EUR Mid-Swap + 1.63% on 6/18/2026) (a)	300	349
Electricite de France SA, 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (a)	400	465
Equinix, Inc. 0.25% 3/15/2027	185	210
Equinor ASA 1.375% 5/22/2032	100	105
European Financial Stability Facility 3.375% 8/30/2038	500	599
Exxon Mobil Corp. 0.524% 6/26/2028	250	278
French Republic OAT 1.25% 5/25/2034	890	896
French Republic OAT 3.00% 5/25/2054	345	336
French Republic OAT 3.75% 5/25/2056	120	134
Germany (Federal Republic of) 2.10% 4/12/2029	1,541	1,819
Germany (Federal Republic of) 2.20% 2/15/2034	560	644
Germany (Federal Republic of) 2.50% 8/15/2054	350	366
Greece (Hellenic Republic of) 4.375% 7/18/2038	240	305
Iberdrola, SA 1.874% 12/31/2079 (5-year EUR Mid-Swap + 2.321% on 4/28/2026) (a)	200	234
Indonesia (Republic of) 0.90% 2/14/2027	125	144
Italy (Republic of) 0.50% 7/15/2028	250	280
Italy (Republic of) 3.35% 7/1/2029	650	791
Italy (Republic of) 3.85% 7/1/2034	530	651
Italy (Republic of) 3.65% 8/1/2035	390	468
Italy (Republic of) 4.45% 9/1/2043	290	362
Italy (Republic of) 4.50% 10/1/2053	115	141
McDonald’s Corp. 0.25% 10/4/2028 (b)	100	109
Mizuho Financial Group, Inc. 0.47% 9/6/2029 (3-month EUR-EURIBOR + 0.718% on 9/6/2028) (a)	275	302
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)	100	133
Novo Nordisk Finance (Netherlands) BV 3.375% 5/21/2034	100	119
Philip Morris International, Inc. 2.875% 5/14/2029	250	296
Philip Morris International, Inc. 2.75% 6/6/2029	120	140
Portugal Republic 3.00% 6/15/2035	860	1,010
Romania 3.624% 5/26/2030	100	112
Romania 5.125% 9/24/2031	150	175
Senegal (Republic of) 5.375% 6/8/2037	100	73
Svenska Handelsbanken AB 5.00% 8/16/2034 (5-year EUR Mid-Swap + 1.90% on 8/16/2029) (a)	210	263
TotalEnergies SE 2.00% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.898% on 4/17/2027) (a)	100	116
UBS Group AG 7.75% 3/1/2029 (1-year EUR-ICE Swap EURIBOR + 4.95% on 3/1/2028) (a)	125	166
Verallia SAS 3.875% 11/4/2032	300	352
		14,815
Japanese yen 11.52%
Japan 0.10% 12/20/2031	JPY 30,750	200
Japan 0.50% 12/20/2032	20,200	134
Japan, Series 152, 1.20% 3/20/2035	115,050	782
Japan 0.50% 12/20/2038	453,250	2,637
Japan, Series 37, 0.60% 6/20/2050	140,000	614
Japan, Series 84, 2.10% 9/20/2054	231,000	1,378
		5,745

Capital Group Fixed Income ETF Trust	46

Capital Group International Bond ETF (USD-Hedged) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
British pounds 9.30%
NatWest Group PLC 2.875% 9/19/2026 (1-year GBP-ICE Swap SONIA + 1.49% on 9/19/2025) (a)	GBP 200	$273
United Kingdom 0.875% 10/22/2029	3,585	4,364
		4,637
Chinese yuan renminbi 8.57%
China (People’s Republic of) 1.43% 1/25/2030	CNY 14,400	2,005
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	15,500	2,268
		4,273
Australian dollars 3.63%
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD 1,904	1,251
New South Wales Treasury Corp. 5.25% 2/24/2038	843	558
		1,809
South Korean won 3.45%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW 317,870	235
South Korea (Republic of) 3.25% 3/10/2029	256,980	195
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	1,581,030	1,288
		1,718
Malaysian ringgits 3.18%
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR 1,910	457
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	1,250	304
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	3,300	826
		1,587
Canadian dollars 3.08%
Canada (Government) 4.00% 3/1/2029	CAD 1,250	958
Quebec Canada (Province of) 3.10% 12/1/2051	1,000	579
		1,537
Norwegian kroner 2.20%
Norway (Kingdom of) 3.75% 6/12/2035	NOK 11,090	1,095
Brazilian reais 1.32%
Brazil (Federative Republic of) 10.00% 1/1/2031	BRL 3,000	485
Brazil (Federative Republic of) 6.00% 8/15/2050	1,049	172
		657
Polish zloty 0.90%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN 1,750	448
Mexican pesos 0.33%
United Mexican States, Series M, 8.00% 7/31/2053	MXN 3,800	167
Turkish lira 0.10%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY 2,100	50
U.S. dollars 20.18%
Amgen, Inc. 5.65% 3/2/2053	USD 75	73
Angola (Republic of) 9.50% 11/12/2025	200	201
Biocon Biologics Global PLC 6.67% 10/9/2029 (c)	200	190
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(e)	45	47

47	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged) (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Bristol-Myers Squibb Co. 5.65% 2/22/2064	USD 70	$68
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.015% 9/15/2034 (c)(d)(e)	94	94
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (c)(d)(e)	86	86
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(d)	100	103
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (c)(d)(e)	100	100
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	220	216
Colombia (Republic of) 3.00% 1/30/2030	200	173
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (c)(d)(e)	56	56
Edison International 6.25% 3/15/2030	25	25
Edison International 5.25% 3/15/2032	150	142
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (c)(d)	91	92
Export-Import Bank of Thailand 5.354% 5/16/2029	250	257
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	1,209	1,186
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	335	328
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (d)	37	38
Ford Motor Credit Co., LLC 6.95% 6/10/2026	250	253
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (d)(f)	1,403	1,404
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	115	117
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (d)	31	32
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.005% 9/25/2042 (c)(d)(e)	100	105
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (c)(d)(e)	15	16
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.602% 3/15/2042 (c)(d)(e)	100	98
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(d)(e)	109	113
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (a)	200	195
Korea Electric Power Corp. 4.75% 2/13/2028 (c)	200	202
Korea Gas Corp. 5.00% 7/8/2029 (c)	200	205
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (c)(d)	18	18
LG Energy Solution, Ltd. 5.25% 4/2/2028 (c)	200	201
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	200	202
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(c)(d)	96	96
Pacific Gas and Electric Co. 5.00% 6/4/2028	100	100
Pacific Gas and Electric Co. 4.65% 8/1/2028	150	149
Pacific Gas and Electric Co. 6.00% 8/15/2035	50	51
Petroleos Mexicanos 6.875% 10/16/2025	150	150
Petroleos Mexicanos 4.50% 1/23/2026	100	99
Petroleos Mexicanos 6.875% 8/4/2026	250	250
Petroleos Mexicanos 6.49% 1/23/2027	100	100
Petroleos Mexicanos 6.70% 2/16/2032	100	93
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	70	66
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	200	201
Sands China, Ltd. 5.40% 8/8/2028 (a)	200	202
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (d)	74	75
Sasol Financing USA, LLC 4.375% 9/18/2026	200	197
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(d)	100	102
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(d)	4	4
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029 (c)	200	203
Southern California Edison Co. 5.90% 3/1/2055	100	92
Stillwater Mining Co. 4.00% 11/16/2026 (b)	200	196
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.953% 3/15/2042 (c)(d)(e)	100	99
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	59	58
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(d)	219	219
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (d)	317	323

Capital Group Fixed Income ETF Trust	48

Capital Group International Bond ETF (USD-Hedged) (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
UnitedHealth Group, Inc. 5.15% 7/15/2034		USD 102	$103
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(d)(e)		93	94
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(d)		100	100
			10,058
Short-term securities 0.25%		Shares
Money market investments 0.03%
Capital Group Central Cash Fund 4.35% (g)(h)		130	13
	Weighted average yield at acquistion	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.22%
Egypt (Arab Republic of) 9/9/2025	22.955%	EGP 5,700	109
Total short-term securities (cost: $120,000)			122
Total investment securities 97.73% (cost: $46,018,000)			48,718
Other assets less liabilities 2.27%			1,132
Net Assets 100.00%			$49,850
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
3 Month SONIA Index Futures	Long	40	3/17/2026	USD29	$29
2 Year Euro-Schatz Futures	Short	42	9/8/2025	7	7
2 Year U.S. Treasury Note Futures	Short	7	9/30/2025	(1)	(1)
5 Year Canadian Government Bond Futures	Long	21	9/18/2025	7	7
5 Year Euro-Bobl Futures	Long	39	9/8/2025	(13)	(13)
5 Year U.S. Treasury Note Futures	Short	18	9/30/2025	(18)	(18)
10 Year Australian Treasury Bond Futures	Short	13	9/15/2025	(4)	(4)
10 Year Canadian Government Bond Futures	Long	152	9/18/2025	13	13
10 Year Euro-Bund Futures	Short	13	9/8/2025	10	10
10 Year French Government Bond Futures	Long	3	9/8/2025	(1)	(1)
10 Year Italy Government Bond Futures	Long	1	9/8/2025	1	1
10 Year Japanese Government Bond Futures	Short	4	9/12/2025	(12)	(12)
10 Year U.S. Treasury Note Futures	Short	2	9/19/2025	(5)	(5)
10 Year UK Gilt Futures	Long	28	9/26/2025	61	61
10 Year Ultra U.S. Treasury Note Futures	Long	2	9/19/2025	5	5
30 Year Euro-Buxl Futures	Short	7	9/8/2025	10	10
30 Year Ultra U.S. Treasury Bond Futures	Short	7	9/19/2025	(30)	(30)
					$59

49	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged) (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
GBP	4,527	USD	3,300	Morgan Stanley	7/1/2025	$3
USD	4,451	GBP	3,300	JPMorgan Chase Bank	7/1/2025	(79)
USD	827	MYR	3,500	BNP Paribas	7/9/2025	(4)
AUD	880	USD	1,350	Morgan Stanley	7/14/2025	9
TRY	88	USD	3,575	Citibank	7/14/2025	1
USD	1,096	NOK	11,040	Citibank	7/14/2025	— (i)
USD	2,697	AUD	4,117	Citibank	7/14/2025	(13)
USD	6,094	EUR	5,320	JPMorgan Chase Bank	7/14/2025	(178)
EUR	567	USD	482	Standard Chartered Bank	7/15/2025	2
USD	6,058	EUR	5,299	BNP Paribas	7/15/2025	(189)
USD	59	JPY	8,461	JPMorgan Chase Bank	7/16/2025	— (i)
USD	1,736	CNH	12,435	Citibank	7/16/2025	(3)
USD	4,246	JPY	612,667	UBS AG	7/16/2025	(15)
USD	839	JPY	120,261	HSBC Bank	7/17/2025	3
USD	1,583	CAD	2,159	Bank of New York	7/17/2025	(4)
USD	325	GBP	239	Standard Chartered Bank	7/18/2025	(3)
USD	606	BRL	3,392	Citibank	7/18/2025	(15)
USD	1,719	KRW	2,351,226	Citibank	7/18/2025	(21)
USD	755	MYR	3,200	JPMorgan Chase Bank	7/21/2025	(5)
USD	435	PLN	1,590	Citibank	7/21/2025	(6)
USD	633	JPY	90,000	JPMorgan Chase Bank	7/22/2025	7
EUR	119	USD	101	Goldman Sachs	7/25/2025	1
EUR	115	USD	98	UBS AG	7/25/2025	— (i)
USD	2,796	EUR	2,370	HSBC Bank	7/25/2025	(35)
USD	133	MXN	2,541	Morgan Stanley	7/28/2025	(2)
USD	2,796	CNH	22,800	UBS AG	8/6/2025	(2)
USD	4,528	GBP	3,300	Morgan Stanley	8/11/2025	(3)
						$(551)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.1378%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	NOK14,760	$4	$—	$4
4.135%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	14,740	3	—	3
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR1,250	(4)	—	(4)
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	1,250	(5)	—	(5)
3-month SEK STIBOR	Quarterly	2.3132%	Annual	5/1/2030	SEK22,000	(17)	—	(17)
						$(19)	$—	$(19)

Capital Group Fixed Income ETF Trust	50

Capital Group International Bond ETF (USD-Hedged) (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.89%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL4,880	$13	$—	$13
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	6,400	(43)	—	(43)
							$(30)	$—	$(30)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
iTraxx.EUR.Crossover.43	1.00%	Quarterly	6/20/2030	EUR 200	$(22)	$(22)	$— (i)
CDX.NA.HY.S44	5.00%	Quarterly	6/20/2030	USD 775	(50)	(58)	(8)
					$(72)	$(80)	$(8)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (j) (000)	Value at 6/30/2025 (k) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
1.00%	Quarterly	ITRAXX.EUR.43	6/20/2030	EUR1,380	$35	$31	$4
Investments in affiliates (h)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 0.03%
Money market investments 0.03%
Capital Group Central Cash Fund 4.35% (g)	$3,781	$13,826	$17,594	$(1)	$1	$13	$50
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stillwater Mining Co. 4.00% 11/16/2026	6/25/2024	$190	$196	0.40%
McDonald’s Corp. 0.25% 10/4/2028	6/25/2024	97	109	0.22
		$287	$305	0.62%

51	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged) (continued)
(a)	Step bond; coupon rate may change at a later date.
(b)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $305,000, which represented 0.62% of the net assets of the fund.

(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,596,000, which represented
5.20% of the net assets of the fund.

(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $259,000, which represented 0.52% of the net assets of the fund.
(g)	Rate represents the seven-day yield at 6/30/2025.
(h)	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
(i)	Amount less than one thousand.
(j)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(k)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen

KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
PLN = Polish zloty
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STIBOR = Stockholm Interbank Offered Rate
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	52

Capital Group Municipal Income ETFunaudited
Investment portfolio June 30, 2025

Bonds, notes & other debt instruments 95.64%	Principal amount (000)	Value (000)
Alabama 4.55%
Auburn University, General Fee Rev. Bonds, Series 2025-A, 5.00% 6/1/2044	USD 1,250	$1,310
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	2,465	2,487
City of Birmingham, Water Works Board, Rev. Anticipation Bonds, Series 2024, 3.75% 9/1/2026 (a)	2,035	2,033
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	1,000	1,080
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	7,065	7,404
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	10,940	11,525
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	7,345	7,777
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	1,000	1,003
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	4,750	4,717
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)	1,400	1,477
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	7,500	7,594
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)	750	788
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	12,285	13,172
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	2,010	2,170
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	10,655	11,404
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2049	2,500	2,537
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	4,185	4,534
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	260	273
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035	3,000	3,236
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2039	6,445	6,749
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	1,925	2,022
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044	655	673
City of Prattville, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Union Camp Corp. Project), Series 1998, 5.30% 9/1/2028	1,250	1,318
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 3.45% 11/1/2033 (put 10/1/2031)	1,500	1,477
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM insured, 5.00% 8/1/2036	1,000	1,083
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	2,305	2,331
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	10,090	10,643
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	2,500	2,472
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	2,500	2,587
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	7,880	8,237
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 11/1/2055 (put 11/1/2032)	17,375	18,322
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	6,335	6,469
Stadium Trace Village Improvement Dist. Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	1,050	930
Board of Trustees of the University of Alabama, General Rev. Bonds, Series 2019-C, 5.00% 7/1/2025	1,160	1,160
		152,994
Alaska 0.26%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	1,400	1,401
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026	1,455	1,488
International Airport System, Rev. Ref. Bonds, Series 2025-A, 5.00% 10/1/2034	1,510	1,692
City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 4.05% 12/1/2033 (b)	4,000	4,000
		8,581
Arizona 1.33%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2024-B, 5.00% 5/1/2039	2,000	2,176
City of Glendale, Senior Excise Tax Rev. and Ref. Ref. Obligations, Series 2024, 5.00% 7/1/2038	1,250	1,364
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	950	994
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2021-A, 4.00% 11/1/2040	500	457

53	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2036	USD 310	$293
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029 (a)	165	163
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	750	714
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029 (a)	1,500	1,450
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031 (a)	210	193
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2029 (a)	200	196
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2030 (a)	200	194
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 3.00% 2/1/2045	1,000	731
Industrial Dev. Auth., Multi Family Housing (The Ranches at Gunsmoke Project), Series 2024, 5.00% 3/1/2058 (put 11/1/2026)	1,940	1,988
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	3,885	3,996
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	991	950
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)(c)	1,000	767
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047 (a)	1,500	1,248
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2041	1,000	1,032
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	1,750	1,772
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	750	653
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,140	1,861
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	2,500	2,000
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	5,845	4,676
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	3,500	3,560
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2029	1,400	1,523
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028	1,035	1,056
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2034 (a)	2,310	2,378
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044 (a)	1,500	1,433
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054 (a)	1,000	907
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2042	1,000	1,046
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2023, 5.00% 7/1/2026	1,000	1,024
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043	1,000	1,031
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2019-A, 5.00% 6/1/2042	1,000	1,022
		44,848
Arkansas 0.43%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (a)	14,385	13,854
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (a)	770	748
		14,602
California 7.87%
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	4,000	3,978
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	850	895
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	3,500	3,690
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-F, 5.50% 10/1/2054 (put 11/1/2030)	645	692

Capital Group Fixed Income ETF Trust	54

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	USD 1,000	$1,060
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	2,900	2,998
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	3,815	4,033
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	4,730	5,028
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	6,765	7,134
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	5,000	5,162
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	1,650	1,704
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	7,115	7,561
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (a)	1,000	760
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043 (a)	450	349
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	2,670	2,288
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	980	754
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045 (a)	500	403
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	600	402
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM insured, 3.00% 8/1/2034	750	711
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	5,000	5,015
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.00% 10/1/2038	525	533
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2025-A, 5.00% 10/1/2035	1,590	1,863
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028	500	455
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2039	3,885	3,999
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	500	527
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	495	529
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.125% 1/15/2028 (c)	3,000	3,255
Fremont Unified School Dist., GO Bonds, 2014 Election, Series 2021-D, 3.00% 8/1/2033	1,600	1,552
Glendale Community College Dist., GO Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2041	2,150	1,028
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2032	500	390
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2036	1,000	643
GO Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	5,025	5,422
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2032	995	1,123
GO Rev. Ref. Bonds, Series 2019, 3.00% 10/1/2037	500	449
Grossmont Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2008, 0% 8/1/2032	4,000	3,189
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2040	750	774
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	500	347
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 3.00% 11/1/2038	635	566
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2038	430	443
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class A, 4.25% 1/15/2035	2,268	2,300
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	1,869	1,745
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	6,106	5,696
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	2,749	2,750
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	250	208
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2041	710	784
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2042	320	351
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035	1,245	1,298
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2031	1,890	1,966
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.00% 5/15/2042	2,500	2,664

55	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-D, AMT, 5.00% 5/15/2026	USD 495	$503
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	1,000	1,015
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2039	1,000	1,015
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2034	1,000	1,087
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2032	640	699
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2033	840	904
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2033	1,220	1,340
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-B, 5.00% 7/1/2034	1,160	1,278
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2035	525	573
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2036	690	728
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	1,700	1,824
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2036	1,000	1,077
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2036	615	662
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-B, 5.00% 7/1/2037	1,115	1,184
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2038	1,500	1,589
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2039	1,455	1,510
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-C, 5.00% 7/1/2039	585	616
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2041	670	693
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM insured, 5.00% 7/1/2041	625	657
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2042	1,140	1,176
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-B, 5.00% 7/1/2042	1,000	1,043
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM insured, 5.00% 7/1/2042	275	288
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-E, 5.00% 7/1/2048	1,000	1,014
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	500	501
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053	500	501
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-1-A, 5.25% 7/1/2053	550	566
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2034	500	552
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	730	790
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	840	899
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2039	2,200	2,295
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2039	500	526
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2039	1,000	1,057
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2047	500	507
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	500	510
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2037	360	386
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	400	427
City of Manteca, Community Facs. Dist. No. 2023-1, Improvement Area No. 3, Special Tax Bonds, Series 2025, 5.00% 9/1/2040	500	510
Monrovia Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2001-B, National insured, 0% 8/1/2032	750	593
Municipal Fin. Auth., Community Facs. Dist. No. 2021-9 (County of Placer - Bickford Ranch), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	1,130	1,112
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	180	181
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	140	142
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	500	515
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	2,350	2,352
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	1,200	1,172
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	265	269
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	1,250	1,242
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	5,000	4,769
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	2,235	2,112

Capital Group Fixed Income ETF Trust	56

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 3.75% 10/1/2045 (put 9/1/2025)	USD 2,665	$2,665
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	2,000	1,959
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2039	1,000	1,015
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	1,795	1,834
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, National insured, 0% 8/1/2026	3,755	3,638
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.925% 7/20/2039 (b)	6,938	6,445
Newport-Mesa Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2011, 0% 8/1/2033	700	541
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	3,000	3,155
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2038	450	472
Oxnard Union High School Dist., GO Bond Anticipation Notes, Series 2025, 6.00% 2/1/2030	1,435	1,644
Palo Alto Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2008, 0% 8/1/2032	3,000	2,439
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 3.70% 7/1/2043 (put 8/15/2025) (a)	1,880	1,879
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 5.875% 6/1/2039 (a)	2,335	2,275
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2041	820	875
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2027	1,065	1,121
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2035	3,790	4,221
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 8/1/2036	1,785	1,928
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-B, 4.00% 5/1/2041	1,405	1,362
Rialto Unified School Dist., GO Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2028	115	104
Rialto Unified School Dist., GO Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2029	140	123
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	215	199
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty insured, 5.00% 10/1/2027	1,000	1,004
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,420	1,406
Rowland Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, 0% 8/1/2034	500	351
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	1,000	1,003
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2035	2,890	2,896
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	1,070	1,129
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	515	543
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2040	1,920	1,963
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2045	2,000	1,998
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034	750	546
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	1,030	1,121
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	6,985	7,283
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.00% 5/1/2036	3,660	3,894
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	500	499
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033 (a)	800	860
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2038 (a)	710	734
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-F, 5.00% 11/1/2039	1,700	1,936
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2025-F, 5.00% 11/1/2040	555	623

57	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.25% 9/1/2038 (a)	USD 875	$916
San Francisco Community College Dist., GO Bonds, 2020 Election, Series 2020-A, 3.00% 6/15/2045	1,000	753
San Jacinto Unified School Dist., GO Bonds, 2016 Election, Series 2022, 4.00% 8/1/2043	1,105	1,063
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,495
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)	215	218
San Mateo Community College Dist., GO Bonds, CAB, 2005 Election, Series 2006-B, National insured, 0% 9/1/2031	7,500	6,209
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025) (a)	1,960	1,960
Southern California Public Power Auth., Ref. Rev. Bonds (Apex Power Project), Series 2024-A, 5.00% 7/1/2036	500	554
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	750	759
Southern California Public Power Auth., Rev. Ref. Bonds (Milford Wind Corridor Phase I Project), Series 2019-1, 5.00% 7/1/2029	520	554
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	55	57
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2027	500	518
Stockton Unified School Dist., GO Bonds, 2018 Election, Series 2021-B, Assured Guaranty insured, 4.00% 8/1/2040	2,225	2,216
Stockton Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-D, Assured Guaranty insured, 0% 8/1/2033	1,000	761
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2042	845	857
Township of Washington, Health Care Dist., GO Bonds, 2020 Election, Series 2013-A, 5.00% 8/1/2043	5,125	5,050
Regents of the University of California, General Rev. Bonds, Series 2022-BK, 5.00% 5/15/2032	1,450	1,641
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2035	1,250	1,412
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.00% 5/15/2042	1,240	1,325
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.00% 5/15/2043	5,000	5,312
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2042	2,000	2,145
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2028	1,000	1,074
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2032	5,650	6,395
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2035	1,000	1,145
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, Assured Guaranty insured, 0% 8/1/2036	1,995	1,306
Whittier Union High School Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2032	750	593
		264,398
Colorado 3.40%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax G.O Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038	628	618
County of Adams, Lakeridge Metropolitan Dist. No. 2, Rev. Ref. G.O and Improvement Bonds, Series 2019, 5.25% 12/1/2048	1,395	1,302
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	665	609
Bridge and Tunnel Enterprise, Infrastructure Rev. Bonds, Series 2024-A, Assured Guaranty insured, 5.00% 12/1/2041	750	786
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2035	530	530
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.00% 12/1/2032	835	909
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,000	1,000
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	1,457	1,293
Certs. of Part., Series 2018-A, 5.00% 12/15/2026	1,870	1,928
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.00% 12/1/2034	3,000	3,278
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	703	493
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028	1,250	1,319
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2033	12,390	13,326
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040 (a)	835	771
City and County of Denver, Certs. of Part. (Wellington E. Webb Municipal Office Building), Series 2023, 5.00% 12/1/2025	1,375	1,386
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2030	1,105	1,187
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2032	5,000	5,171
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2045	6,000	5,987

Capital Group Fixed Income ETF Trust	58

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
County of Douglas, Crystal Crossing Metropolitan Dist., Limited Tax Rev. Ref. GO Bonds, Series 2016, 5.25% 12/1/2040	USD 1,545	$1,546
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	1,395	1,477
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2004-A, National insured, 0% 9/1/2027	500	468
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049	1,750	1,668
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039 (a)	1,500	1,502
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044 (a)	375	372
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2040	1,875	1,780
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2025-A, 5.00% 11/15/2060 (put 11/15/2030)	4,240	4,601
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041	6,000	6,001
Health Facs. Auth., Hospital Rev. Ref. Bonds (Parkview Medical Center, Inc. Project), Series 2015-B, 5.00% 9/1/2029 (preref. 9/1/2025)	1,000	1,003
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 4.00% 8/1/2039	1,095	1,024
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2034	825	896
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2035	750	807
Health Facs. Auth., Rev. Bonds (Sanford), Series 2019-A, 4.00% 11/1/2039	2,445	2,290
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	2,000	1,969
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2037	5,000	4,911
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	1,860	1,874
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051	3,650	3,580
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	4,275	4,225
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	7,990	8,674
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	5,960	6,527
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	5,040	5,607
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	500	491
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	500	466
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	4,200	3,306
Nine Mile Metropolitan Dist., Special Rev. Bonds, Series 2020, 5.125% 12/1/2040	1,000	979
North Range Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037	625	616
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	500	505
Talon Pointe Metropolitan Dist., GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039	950	755
City of Thornton, Creekside Village Metropolitan Dist., Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2039	500	467
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2017-A-2, 4.00% 6/1/2039	1,200	1,172
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2017-A-2, 4.00% 6/1/2039 (escrowed to maturity)	300	307
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	500	421
		114,180
Connecticut 0.53%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2031 (a)	400	401
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2038	555	582
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2015-L, 5.00% 7/1/2030	1,140	1,140
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2025-B-2, 5.00% 7/1/2064 (put 7/1/2032)	2,000	2,239
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	770	736
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	210	212
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	1,725	1,716
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030 (a)	1,000	1,006

59	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045 (a)	USD 304	$307
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2023-A, 5.00% 7/1/2031	1,180	1,318
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	500	501
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-C, 4.75% 10/1/2032	3,035	3,078
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-B, 5.375% 10/1/2033	2,465	2,473
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 5.50% 10/1/2035	1,000	1,022
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.00% 10/1/2040	1,000	1,017
		17,748
Delaware 0.10%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	340	338
Econ. Dev. Auth., Gas Facs. Rev. Ref. Bonds (Delmarva Power & Light Co. Project), Series 2020-A, 3.60% 1/1/2030	2,145	2,186
GO Bonds, Series 2021, 2.00% 2/1/2036	1,000	783
		3,307
District of Columbia 1.38%
GO Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2034	3,005	3,412
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2025	1,020	1,021
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044	1,000	999
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	460	482
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	1,000	1,046
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 5/1/2037	1,340	1,413
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2041	4,125	4,397
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2042	1,640	1,730
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 4.00% 7/15/2040	750	715
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 5.00% 7/15/2045	500	506
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2034	1,165	1,193
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2025	1,080	1,085
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	5,000	5,267
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2025-A, AMT, 5.25% 10/1/2041	1,000	1,055
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	1,910	1,984
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2030	1,155	1,240
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2031	4,270	4,542
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031	700	757
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2032	1,015	1,027
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	6,275	6,831
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2035	1,000	1,008
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2023-A, AMT, 5.25% 10/1/2043	1,000	1,023
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	1,000	978
Water and Sewer Auth., Public Utility Sub Lien Rev. Ref. Bonds, Series 2014-C, 4.00% 10/1/2041	3,045	2,817
		46,528
Florida 3.82%
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2030	435	447
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2031	460	472
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Pinnacle 441 Phase 2), Series 2023, 4.05% 9/1/2056 (put 3/1/2026)	480	482
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Tequesta Reserve), Series 2024, 3.15% 3/1/2028 (put 3/1/2027)	865	865
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027 (a)	280	277
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029 (a)	400	397

Capital Group Fixed Income ETF Trust	60

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031 (a)	USD 455	$434
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2039 (a)	2,010	1,954
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	950	883
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2030	1,425	1,538
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044 (a)	220	209
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034 (a)	595	600
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2035	1,000	1,013
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2036	1,325	1,339
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.50% 6/15/2038 (a)	1,000	1,059
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040 (a)	375	343
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	7,190	7,167
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029 (a)	1,000	1,010
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	5,000	4,534
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026) (a)	1,000	1,012
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	5,000	5,268
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 202-A, AMT, 5.00% 10/1/2029	1,350	1,439
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.875% 5/1/2039	1,000	908
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2032	680	728
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2034	715	764
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	150	149
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2029	2,870	3,060
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2031	8,420	9,106
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2038	1,525	1,588
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031	590	604
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	190	190
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	1,980	1,990
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	1,015	1,095
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054	1,860	2,045
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054	1,410	1,472
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,180	1,287
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	145	159
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	975	1,077
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	2,505	2,763
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028	3,070	3,212
JEA, Electric System Rev. Bonds, Series 2024-A-3, Assured Guaranty insured, 5.00% 10/1/2033	2,635	2,984
JEA, Electric System Rev. Bonds, Series 2024-A-3, Assured Guaranty insured, 5.00% 10/1/2034	1,240	1,409
JEA, Water and Sewer System Rev. Bonds, Series 2025-A, 5.00% 10/1/2041	1,500	1,595
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Indigo Expansion Area Project), Series 2019, 3.75% 5/1/2039 (a)	905	811
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Northeast Sector Project - Phase 2B), Series 2020, 3.75% 5/1/2040 (a)	485	424
County of Lee, Airport Rev. Bonds, Series 2024, AMT, 5.25% 10/1/2041	1,635	1,695
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Lee Health System, Inc.), Series 2019-A-1, 4.00% 4/1/2037	2,500	2,398
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2040	1,410	1,277
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2050	2,000	1,597
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,000	946
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	505	505
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2028	2,250	2,364
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	10,000	10,824
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	8,990	8,998
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cutler Vista), Series 2023, 5.00% 3/1/2027 (put 9/1/2025)	555	556
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Emerald Dunes), Series 2023-B, 4.05% 9/1/2026 (put 9/1/2025)	500	500

61	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	USD 500	$497
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	360	319
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.15% 5/1/2044	140	138
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2034	1,690	1,839
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2037	2,945	3,094
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2038	1,095	1,140
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	1,250	1,251
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2025-A, 5.00% 10/1/2041	2,600	2,720
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2036	1,585	1,763
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045	1,250	1,227
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	2,980	2,798
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2025, 4.35% 5/1/2032	535	539
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	500	409
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2026	1,130	1,156
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-3, 4.25% 1/1/2030 (a)	495	496
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-2, 4.50% 1/1/2030 (a)	440	441
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-1, 4.625% 1/1/2030 (a)	375	376
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	2,605	2,360
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029 (a)	370	369
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034 (a)	540	530
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.55% 5/1/2044 (a)	1,000	933
		128,217
Georgia 2.82%
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2038	1,245	1,349
City of Atlanta, Airport General Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	1,000	1,051
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2023-G, AMT, 5.00% 7/1/2026	355	362
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2023-G, AMT, 5.00% 7/1/2028	1,000	1,050
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038	3,000	3,108
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	500	471
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2024, 5.00% 11/1/2032	4,165	4,709
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2038	460	447
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	515	512
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/15/2055 (a)	370	375
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032	1,000	1,058
County of Douglas, Housing Auth., Multi Family Housing Rev. Bonds (Astoria At Crystal Lake Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	420	438
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2033	765	833
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2034	750	817
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2035	810	875
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2042	1,255	1,280
GO Bonds, Series 2022-A, 5.00% 7/1/2036	585	644
City of Griffin, Housing Auth., Multi Family Housing Rev. Bonds (Northside Hills Apartments Project), Series 2024, 5.00% 5/1/2028 (put 11/1/2027)	8,550	8,898

Capital Group Fixed Income ETF Trust	62

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	USD 312	$325
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,000	1,058
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)	2,695	2,710
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	2,750	2,776
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027) (a)	7,500	7,479
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	3,615	3,810
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	4,045	4,280
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	2,500	2,643
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	7,840	8,290
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-C, 5.00% 12/1/2054 (put 12/1/2031)	2,915	3,064
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2025-A, 5.00% 6/1/2055 (put 6/1/2032)	4,850	5,161
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Green Bonds, Series 2025-A, 5.00% 7/1/2045	1,110	1,166
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2033	1,250	1,388
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2027	620	640
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2033	3,750	4,163
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2034	2,330	2,511
Private Colleges and Universities Auth., Rev. Bonds (Emory University), Series 2022-A, 5.00% 9/1/2032	1,000	1,116
Private Colleges and Universities Auth., Rev. Bonds (Emory University), Series 2025-A, 5.25% 9/1/2042	10,000	10,790
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038 (a)	3,500	3,288
		94,935
Guam 0.15%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	2,250	2,347
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	1,200	1,155
GO Bonds, Series 2019, AMT, 5.00% 11/15/2031	345	352
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,355	1,336
		5,190
Hawaii 0.43%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029	500	522
Airports System Rev. Bonds, Series 2020-A, AMT, 4.00% 7/1/2035	500	499
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2035	1,965	2,007
Airports System Rev. Bonds, Series 2025-C, AMT, 5.00% 7/1/2041	1,500	1,533
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	1,500	1,413
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	1,700	1,429
GO Bonds, Series 2016-FG, 4.00% 10/1/2033	2,000	2,007
Harbor System Rev. Bonds, Series 2020-A, AMT, 5.00% 7/1/2028	1,000	1,052
City and County of Honolulu, GO Bonds (Honolulu Rail Transit Project), Series 2023-C, 3.00% 7/1/2034	1,030	997
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 7/1/2026	475	475
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2036	2,190	2,471
		14,405
Idaho 0.10%
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	2,555	2,759
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	625	684
		3,443
Illinois 6.94%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2021-A, 3.00% 6/15/2032	500	464
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2024-B, 5.00% 6/15/2035	5,130	5,583
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2023, 5.25% 4/1/2036	250	268
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	1,350	1,384
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2037	1,000	1,005
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	1,500	1,471
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	4,000	3,635
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2026	1,250	1,267

63	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty insured, 5.00% 12/1/2028	USD 2,050	$2,146
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2030	500	507
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	1,250	1,242
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2036	7,815	7,381
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2037	1,000	926
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2038	5,000	4,539
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	500	395
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 1998-B-1, National insured, 0% 12/1/2027	1,040	950
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2028	1,130	1,173
City of Chicago, G.O Bonds (City Colleges of Chicago Capital Improvement Project), CAB, Series 1999, National insured, 0.0% 1/1/2026 (escrowed to maturity)	5,345	5,258
City of Chicago, GO Bonds, Series 2021-A, 4.00% 1/1/2035	500	479
City of Chicago, GO Bonds, Series 2025-C, 6.00% 1/1/2043	450	475
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026	1,500	1,510
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	800	817
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2028	7,000	7,280
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1999-A, National insured, 0% 12/1/2025	750	738
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, National insured, 0% 12/1/2031	240	184
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), Series 2017, 5.00% 6/1/2026	775	787
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 1/1/2029	1,280	1,368
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 1/1/2035	1,480	1,643
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 1/1/2036	1,000	1,075
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 1/1/2037	3,025	3,225
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 1/1/2037	1,850	2,014
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM insured, 5.00% 1/1/2041	400	418
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM insured, 5.00% 1/1/2043	800	823
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, CAB, Series 1998-A, National insured, 0% 1/1/2026	1,000	983
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	1,000	1,022
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2032	2,010	2,217
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	2,000	2,083
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty insured, 5.00% 11/1/2031	1,000	1,036
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 11/1/2032	1,000	1,101
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, 5.00% 11/1/2039	4,900	5,115
Dev. Fin. Auth. Retirement Housing Rev. Bonds (Regency Park at Lincolnwood), Series 1991-B, 0% 7/15/2025 (escrowed to maturity)	2,500	2,497
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A, 4.00% 11/1/2030	335	340
Fin. Auth., Rev. Bonds (CenterPointJoliet Terminal 2020), Series 2024, AMT, 4.125% 12/1/2050 (put 12/31/2034) (a)	5,000	4,846
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040	8,000	8,007
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	5,875	5,876
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2036	2,430	2,367
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2037	2,000	1,922
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2040	3,290	3,016
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)	2,000	2,026
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2026	1,000	1,001
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2038	2,000	2,000
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 4.00% 11/15/2039	500	461
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2025	1,535	1,538
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2033	2,000	2,166
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	1,000	937
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2042	750	787
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2038	2,500	2,437
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-A, 5.00% 7/1/2043	450	471

Capital Group Fixed Income ETF Trust	64

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	USD 1,500	$1,501
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 5.00% 5/15/2043	2,500	2,468
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	7,000	6,881
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044	7,350	7,367
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	1,565	1,577
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030) (a)	500	535
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047	665	556
GO Bonds, Series 2020-B, 5.00% 10/1/2025	9,605	9,648
GO Bonds, Series 2020-D, 5.00% 10/1/2025	5,520	5,545
GO Bonds, Series 2021-A, 5.00% 3/1/2028	2,505	2,618
GO Bonds, Series 2021-A, 5.00% 3/1/2029	1,500	1,587
GO Bonds, Series 2021-A, 5.00% 3/1/2032	2,035	2,183
GO Bonds, Series 2024-C, 4.00% 10/1/2041	2,000	1,772
GO Bonds, Series 2024-B, 5.25% 5/1/2042	1,045	1,081
GO Rev. Ref. Bonds, Series 2023-D, 5.00% 7/1/2028	1,075	1,128
GO Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2031	3,135	3,377
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	1,460	1,466
Housing Dev. Auth., Multi Family Housing Rev. Bonds (6900 Crandon), Series 2023, 5.00% 2/1/2027 (put 2/1/2026)	700	707
Housing Dev. Auth., Multi Family Housing Rev. Bonds (South Shore HHDC), Series 2023, 5.00% 2/1/2027 (put 2/1/2026)	650	656
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	5,400	5,305
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	690	686
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	935	1,015
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	3,305	3,648
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	3,105	3,398
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	1,380	1,531
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 1994, National insured, 0% 6/15/2028	1,055	953
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, Assured Guaranty insured, 0% 6/15/2030	1,055	886
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, National insured, 0% 6/15/2032	925	708
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	4,125	4,168
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, Series 2002-A, National insured, 0% 12/15/2029	2,000	1,706
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, CAB, National insured, Series 2002-A, 0% 12/15/2030	1,000	819
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2035	1,980	2,132
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2036	540	576
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2037	1,090	1,151
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2038	800	837
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, Assured Guaranty insured, 0% 6/15/2027	1,040	974
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2029	1,375	1,462
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2029	3,220	3,448
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	7,120	7,724
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2029	665	704
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2032	2,580	2,620
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.00% 1/1/2042	3,270	3,415
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.25% 1/1/2045	500	524
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2032	11,280	11,362
		233,087

65	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana 2.04%
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	USD 2,450	$2,458
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-E, 5.00% 10/1/2034	3,295	3,708
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-C, 5.00% 10/1/2043	5,000	5,149
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-1, 5.00% 10/1/2064 (put 10/1/2029)	2,400	2,561
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	1,025	1,072
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	665	647
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	1,015	1,035
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	1,000	971
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2028	1,100	1,137
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2025-C, 5.00% 2/1/2040	1,000	1,081
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2025-C, 5.00% 2/1/2041	905	969
Fin. Auth., Student Housing Rev. Bonds (PRG - UINDY Properties LLC), Series 2025, 5.25% 7/1/2045	755	703
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 7/1/2027	400	412
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	660	661
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	380	402
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2042	14,535	14,627
Trustees of Purdue University, Student Facs. System Rev. Bonds, Series 2025-A, 5.00% 7/1/2037	3,825	4,255
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	955	966
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	4,585	4,583
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	2,750	2,795
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	250	254
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	18,000	18,163
		68,609
Iowa 0.38%
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Alcoa Inc. Project), Series 2012, 4.75% 8/1/2042	2,285	2,202
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	2,405	2,728
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (preref. 12/1/2032)	1,110	1,259
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	650	653
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2044	3,100	2,982
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	1,500	1,518
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2029	350	367
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2029	250	262
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2038	1,000	957
		12,928
Kansas 0.02%
Dev. Fin. Auth., Hospital Rev. Bonds (Advent Health Obligated Group), Series 2021-B, 5.00% 11/15/2054 (put 11/15/2028)	500	529
Kentucky 1.17%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	500	496
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034	2,150	1,715
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	3,330	3,271
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042 (a)	1,525	1,413
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2019-A-1, AMT, 5.00% 6/1/2029	500	520
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	2,720	2,737
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,790	1,812
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	590	651
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	240	262
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	1,245	1,368

Capital Group Fixed Income ETF Trust	66

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2025-A, 6.25% 7/1/2055	USD 3,040	$3,349
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	3,000	3,037
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	3,000	2,495
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	500	503
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	500	498
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	5,050	5,398
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	2,005	2,120
County of Trimble, Environmental Facs. Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2023-A, AMT, 4.70% 6/1/2054 (put 6/1/2027) (c)	1,000	1,009
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2024-A, 5.00% 7/1/2030	4,000	4,398
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031	2,020	2,245
		39,297
Louisiana 0.63%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	1,135	1,217
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Acadiana Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	800	826
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	1,000	1,009
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	375	403
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Louisiana Insurance Guaranty Assn. Project), Series 2022-B, 5.00% 8/15/2027	1,000	1,037
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037 (a)	590	587
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041	400	412
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	1,300	1,053
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2031	1,325	1,458
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2035	1,400	1,541
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	1,250	1,365
Public Facs. Auth., Hospital Rev. Ref. Bonds (Lafayette General Health System Project), Series 2016-A, 5.00% 11/1/2041 (preref. 11/1/2025)	1,000	1,007
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2042	2,500	2,487
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 5.50% 6/15/2040 (a)	3,500	3,520
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2044 (a)	1,635	1,647
Public Facs. Auth., Solid Waste Disposal Fac. Rev. Bonds (Elementus Materials, LLC Project), Series 2023, AMT, 5.00% 1/1/2043 (put 11/1/2025) (a)	1,135	1,138
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028) (a)	500	528
		21,235
Maine 0.10%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 8/1/2035 (put 8/1/2025) (a)	1,500	1,499
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015, AMT, 5.125% 8/1/2035 (put 8/1/2025) (a)	500	500
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035) (a)	595	580
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 3.00% 7/1/2040	1,000	815
		3,394
Maryland 1.54%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	500	507
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	7,378	7,265
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	995	1,064

67	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Econ. Dev. Corp., Port Facs. Rev. Ref. Bonds (Core Natural Resources, Inc. Project), Series 2025, 5.00% 7/1/2048 (put 3/27/2035) (a)	USD 770	$780
GO Bonds, State and Local Facs. Loan of 2018, Series 2018-A-1, 5.00% 3/15/2030	550	581
GO Improvement Bonds, Series 2025, 5.00% 10/1/2030	6,115	6,803
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2030	690	711
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2038	240	244
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2036	1,365	1,453
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2043	2,000	2,012
GO Bonds, State and Local Facs. Loan of 2019, Series 2019-A, 5.00% 8/1/2031	1,775	1,915
County of Montgomery, Rev. Ref. Bonds (Dept. of Liquor Control), Series 2019-A, 4.00% 6/15/2037	750	761
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	735	610
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2038	1,465	1,600
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040	5,000	4,922
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 5.00% 6/1/2041	9,000	9,730
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2025, 5.00% 6/1/2042	8,890	9,527
Washington Suburban Sanitary Dist., Consolidated Public Improvement Green Bonds, Series 2025, 4.00% 6/1/2052	1,360	1,205
		51,690
Massachusetts 0.57%
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2023-2B, 5.00% 2/1/2040	1,000	1,075
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2020-A, 5.00% 10/15/2029	1,280	1,393
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2024-B, 5.00% 2/15/2031	1,050	1,155
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2024-A-2, 5.00% 5/15/2055 (put 11/15/2035)	1,650	1,853
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2025-A-1, 5.00% 5/15/2055 (put 5/13/2032)	925	1,027
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2020-A-2, 4.00% 7/1/2041	1,000	924
Dev. Fin. Agcy., Rev. Bonds (Partners Healthcare System Issue), Series 2017-S, 4.00% 7/1/2035	500	500
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	500	508
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-M, AMT, 5.00% 7/1/2027	1,000	1,030
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	80	80
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	785	772
GO Rev. Ref. Bonds, Series 2015-A, 5.00% 7/1/2035	1,000	1,000
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	3,925	3,864
Dev. Fin. Agcy., Rev. Green Bonds (Harvard University Issue), Series 2022-B, 5.00% 11/15/2032	3,550	3,980
		19,161
Michigan 1.31%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2024-II, 5.00% 10/15/2025	1,000	1,007
Building Auth., Rev. Bonds (Facs. Program), Series 2021-I, 4.00% 10/15/2041	500	476
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2030	1,300	1,346
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 5.00% 4/1/2046	1,000	989
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 12/1/2041	500	509
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2033	500	522
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2035	1,000	972
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2025	3,000	3,000
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 7/1/2029	2,000	2,160
Housing Dev. Auth., Multi Family Housing Rev. Bonds (4401 Rosa Parks Apartments Project), Series 2025, 5.00% 2/1/2028 (put 2/1/2027)	1,430	1,473
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, FHA insured, 5.00% 8/1/2027 (put 8/1/2026)	3,375	3,443
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	1,485	1,489
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	5,395	5,304
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053	1,140	1,219
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	940	1,005
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	1,805	1,951
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2036	2,830	3,151
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2/15/2031	1,460	1,564
Board of Trustees of Michigan State University, Rev. Bonds, Series 2025-A, 5.00% 2/15/2025	3,000	3,387
State Building Auth., Rev and Rev. Ref. Bonds, Series 2020-I, 5.00% 10/15/2029	1,040	1,133
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 0.58% 8/1/2027	1,000	1,006

Capital Group Fixed Income ETF Trust	68

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2034	USD 1,000	$1,007
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034	1,280	1,295
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, AMT, 5.00% 12/31/2028	550	570
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	1,375	1,367
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 12/1/2025	2,800	2,820
		44,165
Minnesota 0.84%
GO State Trunk Highway Bonds, Series 2023-B, 5.00% 8/1/2036	2,210	2,460
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-D, 5.00% 8/1/2029	1,060	1,156
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	1,420	1,313
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 1.90% 7/1/2029	735	686
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	1,315	1,299
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	1,210	1,191
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2025-C, 6.25% 7/1/2055	8,335	9,347
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 1/1/2038	5,000	5,244
Various Purpose GO Bonds, Series 2024-A, 5.00% 8/1/2036	3,045	3,425
Various Purpose GO Rev. Ref. Bonds, Series 2023-D, 5.00% 8/1/2033	1,740	1,984
		28,105
Mississippi 0.60%
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-D, 4.05% 12/1/2030 (b)	13,490	13,490
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	350	344
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016, 5.00% 9/1/2036	1,255	1,261
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	5,135	4,914
		20,009
Missouri 1.39%
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044 (a)	500	460
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2029	385	382
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2035	1,315	1,330
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045	1,200	1,181
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2032	1,100	1,092
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	1,465	1,353
Housing Dev. Commission, Single Family Mortgage Rev. Bonds, Series 2025-D, 6.25% 5/1/2056	3,625	4,022
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	345	344
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053	1,135	1,214
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	940	1,048
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	9,920	10,788
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	1,260	1,384
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	7,625	8,377
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-C, 5.75% 5/1/2056	7,000	7,595

69	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	USD 4,055	$4,429
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046 (a)	975	908
City of Kansas City, Planned Industrial Expansion Auth., Multi Family Housing Rev. Bonds (The Depot on Old Santa Fe), Series 2023, 5.00% 7/1/2045 (put 7/1/2027)	750	771
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-2, 4.325% 8/15/2047	75	74
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-1, 4.825% 8/15/2047	35	34
		46,786
Montana 0.30%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	1,500	1,497
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	2,650	2,690
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	382	398
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050	2,490	2,457
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	1,455	1,431
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	1,625	1,753
		10,226
Nebraska 0.50%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 12/1/2049 (put 8/1/2025)	1,000	1,001
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044	3,020	2,650
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 2.35% 9/1/2035	500	403
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	1,660	1,667
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019, AMT, 3.75% 9/1/2049	745	743
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	4,520	4,456
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	4,585	4,507
City of Omaha Airport Auth., Airport Facs. Rev. Bonds, Series 2024, Assured Guaranty insured, AMT, 5.00% 12/15/2035	1,250	1,335
		16,762
Nevada 1.03%
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029 (a)	380	380
County of Clark, Airport System Rev. Notes, Series 2021-B, AMT, 5.00% 7/1/2025	1,035	1,035
County of Clark, Limited Tax GO Park Improvement Bonds, Series 2018, 5.00% 12/1/2031	600	637
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2033	515	540
County of Clark, Limited Tax GO Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2043	1,500	1,518
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	460	403
Highway Rev. Improvement and Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2016, 5.00% 12/1/2025	2,000	2,018
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	365	379
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2031	775	779
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.50% 6/1/2038	375	392
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.75% 6/1/2042	925	758
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	465	321
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	2,000	2,181
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	800	867
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	350	375
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 7/1/2043	5,000	5,019
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2036	1,700	1,719

Capital Group Fixed Income ETF Trust	70

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement Bonds, Series 2022-A, 4.00% 6/1/2035	USD 500	$510
Las Vegas Valley Water Dist., Limited Tax GO Water Improvement Bonds, Series 2025-A, 5.00% 6/1/2044	7,000	7,317
Las Vegas Valley Water Dist., Limited Tax GO Water Rev. Ref. Bonds, Series 2015-C, 5.00% 9/15/2027	4,110	4,126
City of North Las Vegas, Special Improvement Dist. No. 65 (Northern Beltway Commercial Area), Local Improvement Bonds, Series 2017, 4.00% 12/1/2027 (a)	300	299
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 4.00% 6/1/2030 (a)	530	524
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2030	1,095	1,167
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2031	875	937
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.00% 6/1/2039	435	437
		34,638
New Hampshire 2.08%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	225	205
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	1,770	1,804
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	3,345	3,725
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	190	204
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	965	1,044
National Fin. Auth., Affordable Housing Certs., Series 2024-1, Class A, 4.15% 10/20/2040 (put 10/1/2034)	3,025	2,925
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	3,250	3,242
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	1,437	1,422
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	4,995	4,842
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	2,938	2,769
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	3,686	3,368
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	1,589	1,456
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.183% 11/20/2039 (b)	3,780	3,648
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.925% 7/20/2040 (b)	1,750	1,525
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.168% 1/20/2041 (b)	3,073	2,921
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	1,074	1,026
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.163% 10/20/2041 (b)	8,339	7,742
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.183% 5/20/2042 (b)	985	842
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027 (a)	500	500
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042 (a)	3,000	2,711
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2049	2,650	2,668
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 12/1/2035	5,745	6,216
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.25% 6/1/2044	4,060	4,115
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	5,000	4,918
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	1,210	1,232
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	570	578
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	2,140	2,145
		69,793
New Jersey 2.07%
Econ. Dev. Auth., Municipal Rehabilitation Rev. Ref. Bonds, Series 2019-A, 5.25% 4/1/2028 (c)	2,715	2,877
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	375	368
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 6/15/2028	3,000	3,178
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2005-N-1, National insured, 5.50% 9/1/2027	1,000	1,056
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	2,570	2,571
Educational Facs. Auth., Rev. Bonds (Princeton University), Series 2025-A-1, 5.00% 7/1/2064 (put 7/1/2035)	2,145	2,402
County of Gloucester, Improvement Auth., Rev. Ref. Bonds (Rowan University Project), Series 2017-A, Assured Guaranty insured, 5.00% 11/1/2028	1,750	1,798
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2032	500	516

71	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033	USD 610	$619
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	485	478
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1A, AMT, 5.00% 12/1/2031	2,520	2,639
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2033	3,745	3,904
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	185	174
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	750	728
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	900	838
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	595	581
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	305	304
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	1,995	1,951
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	1,420	1,515
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2025-M, 6.50% 4/1/2056	1,710	1,915
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 4.00% 6/1/2037	1,310	1,229
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-AA, 5.00% 6/15/2035	675	734
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2037	620	663
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-CC, 5.00% 6/15/2039	6,010	6,358
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2027	510	536
Transportation Trust Fund Auth., Transportation System Bonds, Series 2021-A, 5.00% 6/15/2028	1,350	1,431
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2034	6,695	7,423
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2036	3,415	3,703
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2037	5,180	5,577
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC insured, 0% 12/15/2026	500	479
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC insured, 0% 12/15/2028	590	530
Transportation Trust Fund Auth., Transportation System Bonds, CAB, Series 2006-C, AMBAC insured, 0% 12/15/2035	550	365
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2031	5,000	5,529
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2034	4,070	4,593
		69,562
New Mexico 0.44%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.05% 10/1/2044	550	496
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	1,750	1,471
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 3.875% 6/1/2040 (put 6/1/2029)	450	456
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2037	1,315	1,258
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	1,390	1,386
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	3,175	3,468
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2025, 5.00% 6/1/2054 (put 11/1/2030)	5,785	6,134
		14,669
New York 7.36%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.50% 6/1/2044	400	367
Town of Brookhaven Local Dev. Corp., Rev. Ref. Bonds (Active Retirement Community, Inc.), Series 2016, 5.25% 11/1/2030	830	847
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	1,170	1,186
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	500	498
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045 (a)	490	482
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2033	1,100	1,181
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 5.00% 3/15/2031	2,500	2,783
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2032	3,015	3,383
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2037	1,020	1,017
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2040	2,020	2,151
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	1,135	1,053
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024, 5.00% 3/15/2045	895	922
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2039	755	778

Capital Group Fixed Income ETF Trust	72

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	USD 120	$120
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026) (a)	500	494
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 9/1/2050 (put 9/2/2025)	2,500	2,490
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030) (a)	500	515
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	1,275	1,274
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035	2,000	1,596
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)	720	720
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	995	680
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	1,500	1,586
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045	1,805	1,557
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	2,600	2,667
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	3,305	3,462
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-1, 5.00% 7/1/2028 (put 7/1/2026)	1,360	1,413
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	220	221
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2025	110	110
New York City GO Bonds, Fiscal 2009, Series 2009-B-3, 5.00% 9/1/2027	4,000	4,203
New York City GO Bonds, Fiscal 2016, Series 2016-E, 5.00% 8/1/2028	1,125	1,150
New York City GO Bonds, Fiscal 2022, Series 2022-B, 5.00% 8/1/2031	3,065	3,411
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2031	1,550	1,726
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2032	6,225	6,978
New York City GO Bonds, Fiscal 2025, Series 2025-F, 5.00% 8/1/2034	7,520	8,494
New York City GO Bonds, Fiscal 2022, Series 2022-B-1, 5.00% 8/1/2036	1,750	1,892
New York City GO Bonds, Fiscal 2023, Series 2023-1, 5.00% 8/1/2036	575	628
New York City GO Bonds, Fiscal 2020, Series 2020-D-1, 5.00% 3/1/2039	5,360	5,573
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2040	1,390	1,484
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.00% 3/1/2042	1,005	1,051
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2042	1,935	2,031
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 3.00% 2/15/2026	1,440	1,442
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.05% 11/1/2031	530	467
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, FHA insured, 2.40% 11/1/2046	500	322
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	2,220	2,236
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-F, 5.25% 12/15/2031 (a)	900	922
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 5.00% 1/1/2031	2,250	2,459
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 2.00% 1/1/2038	2,375	1,714
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-EE, 5.00% 6/15/2031	1,485	1,662
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 6/15/2031	1,890	2,115
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-CC-1, 4.00% 6/15/2037	750	748
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-3, 4.00% 6/15/2042	1,170	1,083
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-CC, 5.00% 6/15/2037	13,000	14,439
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-B-1, 5.00% 11/1/2034	500	502
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-2, 5.00% 5/1/2039	570	587
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2021, Series 2021-C-1, 4.00% 5/1/2035	645	651
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-E, 5.00% 11/1/2032	2,420	2,729
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-E-1, 5.00% 11/1/2041	2,160	2,264
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2036	3,010	3,302
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2037	1,370	1,494
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2038	1,680	1,816

73	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-B, 5.00% 5/1/2040	USD 2,000	$2,121
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G-1, 5.00% 5/1/2040	1,000	1,065
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2041	2,060	2,178
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-F-1, 5.00% 2/1/2042	1,125	1,177
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.00% 5/1/2042	2,085	2,183
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-A1, 5.00% 11/1/2027	1,020	1,076
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2030	3,660	4,063
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2031	1,860	2,085
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2032	3,025	3,398
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 11/1/2032	3,000	3,383
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2035	1,100	1,232
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2035	1,000	1,130
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2036	4,760	5,293
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2036	1,100	1,217
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2037	2,335	2,570
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2037	2,955	3,235
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2038	7,715	8,367
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2038	4,185	4,554
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A, 5.00% 11/1/2039	5,725	6,139
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-A-1, 5.00% 11/1/2040	1,550	1,655
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2041	2,000	2,119
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2045	1,120	1,157
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.50% 11/1/2046	1,430	1,475
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043 (a)	465	490
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.25% 12/1/2044	1,325	1,414
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	2,000	2,105
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	1,000	985
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2038	900	879
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2039	1,120	1,070
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2034	1,000	1,026
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	1,000	1,023
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	870	874
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	1,160	1,115
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049 (a)	1,050	1,010
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	956
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 5.00% 3/15/2041	1,040	1,090
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	555	546
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2025	1,345	1,353
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2028	1,350	1,417
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2033	1,150	1,205
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2033	500	534
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2033	4,390	4,667
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	2,225	2,365
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	2,000	2,087
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2036	1,600	1,642
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	750	748
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	260	260

Capital Group Fixed Income ETF Trust	74

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	USD 2,000	$2,048
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	2,500	2,458
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	1,500	1,525
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	3,000	3,265
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	1,870	1,902
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	2,150	2,141
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	3,000	2,679
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, Assured Guaranty insured, 5.50% 6/30/2042	1,000	1,043
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2044	1,000	1,003
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2040	1,000	1,064
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034	575	643
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.00% 12/1/2036	1,000	1,127
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2039	1,500	1,542
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 9/15/2031	1,625	1,814
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2037	1,015	1,012
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 4.00% 3/15/2038	1,510	1,484
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2038	1,180	1,236
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039	2,500	2,435
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 3/15/2039	5,020	5,203
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	840	905
		247,390
North Carolina 1.29%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030	500	528
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	815	828
GO School Bonds, Series 2023, 5.00% 9/1/2029	2,185	2,391
GO School Bonds, Series 2023, 5.00% 9/1/2030	2,500	2,780
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2016-A, 5.00% 1/15/2034	4,200	4,235
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	5,720	6,075
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 50, 5.50% 1/1/2054	665	709
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	550	597
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	1,610	1,784
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	3,390	3,718
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	2,475	2,771
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	465	467
Inlivian Multi Family Housing Rev. Bonds (Central at Old Concord), Series 2025, 3.30% 11/10/2043 (put 11/1/2028)	435	436
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	800	805
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-3, 4.25% 9/1/2028	565	565
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	115	115
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	85	85
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.00% 9/1/2034	900	928
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-A, 5.00% 10/1/2039	500	512

75	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)	USD 1,360	$1,377
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2034	4,350	4,500
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	6,690	6,767
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, CAB, Series 2019, 0% 1/1/2043	560	234
		43,207
North Dakota 0.25%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	300	300
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	1,780	1,784
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	1,090	1,075
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	2,065	2,024
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	650	688
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	110	117
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	1,860	2,053
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	500	483
		8,524
Ohio 2.52%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	4,015	3,990
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-A, AMT, 3.75% 1/1/2029	1,000	992
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	1,000	1,011
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	1,000	941
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	3,030	2,963
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 3.75% 1/15/2028 (a)	755	755
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038 (a)	8,000	7,699
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	750	780
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2035	540	557
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2038	1,000	936
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	1,000	812
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2/1/2027	1,000	1,036
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.25% 1/1/2034 (a)	750	758
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055 (a)	250	190
Columbus Regional Airport Auth., Airport Rev. Bonds (John Glenn Columbus International Airport), Series 2025-A, AMT, 5.00% 1/1/2033	1,800	1,937
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Dering Family Homes Project), Series 2023, 5.00% 7/1/2045 (put 2/1/2027)	800	817
Common Schools GO Bonds, Series 2025-A, 5.00% 6/15/2035	1,000	1,146
County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, FHA insured, 4.75% 12/1/2027 (put 12/1/2025)	460	463
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	2,000	1,925
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2036	2,000	1,823
County of Franklin, Hospital Facs. Rev. Bonds (OhioHealth Corp.), Series 2015, 5.00% 5/15/2045	1,860	1,860
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 5.00% 11/1/2031	540	597
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040	1,000	939
GO Higher Education Bonds, Series 2025-A, 5.00% 5/1/2042	2,500	2,655
GO Infrastructure Improvement Bonds, Series 2025-A, 5.00% 3/1/2032	1,375	1,550
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	500	513
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2038	2,075	2,208
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2041	3,825	3,938
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2042	925	943
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinnati, Sewer System Rev. Ref. Bonds, Series 2024-B, 5.00% 12/1/2031	1,000	1,124

Capital Group Fixed Income ETF Trust	76

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2038	USD 2,265	$2,319
Hospital Facs. Rev. Bonds (Children’s Hospital Medical Center of Akron), Series 2024-B, 5.00% 8/15/2054 (put 8/15/2032)	3,205	3,509
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033 (a)	420	420
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038 (a)	250	237
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	1,000	949
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	2,380	2,406
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	615	608
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053	915	965
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	740	805
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	2,475	2,708
Miami University, General Receipts and Rev. Ref. Bonds, Series 2024-A, 5.00% 9/1/2038	1,000	1,099
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2037	2,100	2,101
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2023-B, 5.00% 12/1/2034	1,315	1,473
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2025	670	671
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	3,755	3,873
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2033	975	1,054
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2034	900	973
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2036	1,130	1,199
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2037	1,000	1,052
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2038	775	806
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2041	1,200	1,216
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 5.00% 7/1/2027	740	763
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2033	875	885
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2034	1,000	1,010
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2035	1,000	1,009
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2036	580	585
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2024-D, 5.00% 12/1/2033	2,000	2,285
		84,838
Oklahoma 0.45%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	740	807
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	1,720	1,879
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-A, 6.25% 9/1/2056	2,340	2,622
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2017, 5.00% 9/1/2037	1,420	1,277

77	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma (continued)
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2042 (preref. 7/1/2026)	USD 2,000	$2,024
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2046 (preref. 7/1/2026)	2,000	2,024
Turnpike Auth., Turnpike System Rev. Bonds, Series 2025-A, 5.00% 1/1/2038	4,000	4,387
		15,020
Oregon 0.96%
Clackamas Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2042	1,500	1,595
GO Bonds, Series 2021-A, 5.00% 5/1/2026	1,050	1,070
GO Bonds, Series 2021-A, 5.00% 5/1/2029	1,015	1,104
GO Bonds (Article XI-Q State Projects), Series 2019-A, 5.00% 5/1/2027	1,405	1,466
GO Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2034	500	566
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.25% 5/1/2043	2,000	2,159
GO Bonds (Higher Education), Series 2015-O, 5.00% 8/1/2030 (preref. 8/1/2025)	1,820	1,823
GO Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	240	256
GO Rev. Ref. Bonds (Article XI-G State Projects), Series 2025-G, 5.00% 8/1/2041	375	405
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	2,600	2,885
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	765	634
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2025-A, 5.00% 4/1/2037	1,000	1,119
Port of Portland, Portland International Airport Rev. Green Bonds, Series 30-A, AMT, 5.25% 7/1/2041	3,165	3,310
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2030	2,990	3,203
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2031	3,155	3,407
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2032	3,260	3,539
Dept. of Transportation, Grant Anticipation Rev. Bonds, Series 2024, 5.00% 5/15/2031	1,495	1,669
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2031	1,705	1,914
		32,124
Pennsylvania 2.92%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2044	2,350	2,290
County of Allegheny, Hospital Dev. Auth., Rev. Bonds, (University of Pittsburgh Medical Center Issue), Series 2019-A, 4.00% 7/15/2038	1,000	939
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	3,270	3,140
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	4,427	4,091
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	631	668
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2029	1,155	1,183
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2030	515	527
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2031	660	674
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	345	350
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039 (a)	110	117
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 12/31/2030	700	749
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	1,000	1,075
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	500	502
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038	800	825
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 4.25% 8/1/2038 (put 8/1/2025)	5,000	5,001
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	15,000	15,149
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	1,000	1,008
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 4.00% 4/15/2039	500	469
Erie County School Dist., Limited Tax GO Bonds, Series 2019-A, Assured Guaranty insured, 5.00% 4/1/2031	525	559
GO Bonds, Series 2016, Assured Guaranty insured, 5.00% 9/15/2026	560	576
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2032	2,150	2,271
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2033	1,390	1,465
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	280	248

Capital Group Fixed Income ETF Trust	78

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	USD 250	$243
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	285	272
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	1,235	1,217
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2015, 5.00% 8/15/2026	500	501
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	1,000	874
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	1,960	1,964
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	1,710	1,759
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	685	727
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	785	848
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	2,710	2,963
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-147-A, 6.25% 10/1/2054	3,000	3,302
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2025-149-A, 6.50% 10/1/2055	1,875	2,127
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/1/2038	360	379
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2031	210	224
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2032	305	327
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2033	400	430
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2034	420	452
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039 (d)	4,890	4,665
County of Montgomery, Industrial Dev. Auth., Exempt Facs. Rev. Ref. Bonds (Constellation Energy Generation, LLC Project), Series 2023-C, 4.10% 6/1/2029	1,050	1,082
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	1,960	1,989
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-A, 5.00% 11/15/2042	7,000	7,017
Pennsylvania State University Bonds, Series 2025-A, 5.00% 9/1/2042	2,500	2,653
Pennsylvania State University Bonds, Series 2025-A, 5.00% 9/1/2043	1,180	1,244
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2031	1,000	1,017
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2032	1,000	1,014
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2017, 5.00% 7/1/2034	980	1,006
Philadelphia School Dist., GO Bonds, Series 2019-A, National insured,5.00% 9/1/2026	500	512
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2028	2,750	2,803
Philadelphia School Dist., GO Green Bonds, Series 2023-B, 5.25% 9/1/2038	1,000	1,079
Philadelphia School Dist., GO Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034	6,000	6,667
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	365	343
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027	500	527
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.00% 12/1/2038	1,520	1,658
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2026	500	501
		98,262
Puerto Rico 2.97%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033 (a)	500	519
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035 (a)	1,500	1,542
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	1,860	1,914
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042 (a)	2,500	2,174
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (e)	95	52
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2017 (e)	1,365	746
Electric Power Auth., Power Rev. Bonds, Series 2016-B-4, 10.00% 7/1/2019 (e)	450	246
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023 (e)	70	38
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (e)	190	104
Electric Power Auth., Power Rev. Bonds, Series 2010-EEE, 6.05% 7/1/2032	2,325	1,276
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 4.75% 7/1/2033	320	307
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (e)	465	255
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (e)	4,080	2,239
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (e)	695	381
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (e)	1,400	765

79	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty insured, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.568% 7/1/2029 (b)	USD 1,400	$1,338
GO Bonds, Series 2022, 0% 11/1/2051 (b)	7,500	2,475
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,532	1,496
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	8,945	8,531
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	2,673	2,378
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	6,343	5,427
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	30,303	18,674
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	28,442	17,990
Housing Fin. Auth., Collateralized Multi Family Housing Rev. Bonds (Mirador Las Casas Project), Series 2023-B, 5.00% 3/1/2027 (put 3/1/2026)	475	480
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2033	435	455
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2041	455	392
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	1,285	1,320
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	24,066	22,606
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	3,570	3,353
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	1,500	478
		99,951
Rhode Island 0.35%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.00% 5/15/2034	5,000	5,425
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	840	796
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	380	348
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	845	769
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	3,505	3,437
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	540	520
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2026	500	500
		11,795
South Carolina 2.05%
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/2033	210	207
City of Greenville, Housing Auth., Multi Family Housing Rev. Bonds (Cherokee Landing Apartments Project), Series 2023, 5.00% 7/1/2027 (put 7/1/2026)	800	813
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	4,130	4,536
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2025-A, 6.50% 7/1/2055	4,335	4,903
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Company Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)	5,635	5,653
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2045	2,000	2,110
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2046	10,000	10,486
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2048	5,000	5,218
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2049	6,000	6,251
Jobs-Econ. Dev. Auth., Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2025-A, 5.25% 11/1/2042	1,875	1,968
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029	2,500	2,500
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	1,000	1,074
Public Service Auth., Improvement Rev. Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2040	940	987
Public Service Auth., Improvement Rev. Obligations (Santee Cooper), Series 2025-A, 5.00% 12/1/2041	1,500	1,559
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, Assured Guaranty insured, 5.00% 12/1/2042	5,500	5,678
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2034	4,005	4,331
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039	2,000	2,067
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	1,000	1,000
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	2,870	2,898

Capital Group Fixed Income ETF Trust	80

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2033	USD 500	$503
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2038	1,465	1,466
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2031	2,595	2,844
		69,052
South Dakota 0.30%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	575	624
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	2,405	2,616
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	6,125	6,938
		10,178
Tennessee 1.46%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 7/1/2035	7,335	7,381
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042	315	315
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	850	856
City of Johnson City, Health and Educational Facs. Board, Hospital Rev. Ref. Bonds (Ballad Health), Series 2023-A, 5.00% 7/1/2032	10,000	10,919
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	690	693
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-A-1, BAM insured, 5.00% 7/1/2038	290	305
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC - University of Tennessee Project), Series 2024-B-1, BAM insured, 5.00% 7/1/2044	2,000	2,024
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Grosvenor Square Project), Series 2022, 4.00% 12/1/2027 (put 6/1/2026)	1,115	1,119
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Willow Place Project), Series 2023, 3.75% 12/1/2027 (put 6/1/2026)	800	804
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2028	945	1,017
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2029	410	449
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2030	350	388
County of Shelby, Health, Health Care Rev. Ref. and Improvement Bonds (Baptist Memorial Health Care), Series 2024-B, 5.00% 9/1/2049 (put 9/1/2029)	10,795	11,319
Tennergy Corp., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)	4,000	4,024
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 11/1/2049 (b)	1,000	1,001
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)	5,000	5,157
County of Williamson Industrial Dev. Board, Multi Family Housing Rev. Bonds (Wood Duck Court Apartments), Series 2023, 5.00% 5/1/2042 (put 5/1/2027)	1,095	1,123
		48,894
Texas 12.71%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	405	408
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	3,140	3,166
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	2,245	2,257
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 5.00% 8/15/2026	2,150	2,207
Allen Independent School Dist. Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2042	1,100	1,154
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044 (a)	885	798
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	390	372
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2049	1,115	967
City of Arlington, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2036	1,445	1,595
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2039	1,140	1,213
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	195	204
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	160	167

81	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Austin Community College Dist., Limited Tax Bonds, Series 2023, 5.00% 8/1/2039	USD 1,000	$1,056
City of Austin, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 11/15/2033	1,000	1,047
City of Austin, Certs. Of Obligation, Series 2020, 5.00% 9/1/2025	1,000	1,003
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2031	1,000	1,006
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2036	1,500	1,631
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2037	1,250	1,346
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2038	1,750	1,864
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2034	1,750	1,818
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	485	485
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 0% 6/1/2042 (a)(b)(e)	94	70
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(e)	468	352
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2019-B, AMT, 7.00% 3/1/2039 (e)	625	375
County of Brazoria, Municipal Utility Dist. No. 42, Unlimited Tax Bonds, Series 2025, 4.625% 4/1/2043	1,270	1,191
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	1,315	1,141
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.875% 9/1/2045 (a)	240	230
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	241	239
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.625% 9/1/2045 (a)	506	486
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-B, 4.375% 9/1/2041	1,005	903
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-A, 4.375% 9/1/2043	1,095	974
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.50% 1/1/2041 (put 1/1/2026)	2,000	2,000
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,820	1,977
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042	3,420	3,580
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 5.00% 1/1/2032	500	544
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2030	2,125	2,298
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	1,000	958
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2033	555	626
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2043	4,755	4,859
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2044	3,780	3,841
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027	1,000	1,043
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 3.00% 8/15/2051	2,000	1,330
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038 (a)	500	494
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2039	1,000	1,052
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	105	111
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	1,680	1,712
College Student Loan GO Bonds, Series 2019, AMT, 5.00% 8/1/2027	1,000	1,040
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2035	2,400	2,688
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2036	1,000	1,109
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,165	1,238
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2040	1,000	1,064
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2034	2,440	2,733
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,595	1,751
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2031	1,045	1,119
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2038	2,940	3,175
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2032	1,000	1,121
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028) (a)	850	851
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033	500	501

Capital Group Fixed Income ETF Trust	82

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2024, 5.00% 10/1/2036	USD 1,090	$1,206
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2020-C, 5.00% 10/1/2038	1,440	1,514
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2028	1,080	1,159
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2034	2,500	2,665
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2048 (preref. 12/1/2025)	1,000	1,009
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 3.00% 2/15/2034	1,000	949
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2034	1,605	1,798
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Highpoint at Wynnewood), Series 2022, 3.50% 2/1/2044 (put 2/1/2026)	2,900	2,898
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	195	203
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)	420	432
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 6/15/2036	1,525	1,642
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 4.625% 12/31/2035 (a)	500	488
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.50% 12/31/2035 (a)	750	754
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.00% 12/31/2035 (a)	810	817
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031 (a)	194	195
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044 (a)	360	343
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2037	1,390	1,506
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2042	2,965	3,103
Duncanville Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2040	1,085	1,149
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2027	1,900	2,046
City of El Paso, GO Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2036	1,345	1,477
County of Ellis, Municipal Utility Dist. No. 1B, Unlimited Tax Utility Bonds, Series 2025, 4.375% 9/1/2037	1,025	1,011
Fort Bend County Municipal Utility Dist. No. 250, Contract Rev. Bonds, Series 2025, 4.25% 11/1/2037	1,490	1,467
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-A, 5.00% 8/15/2041	3,280	3,453
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,000	1,085
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-A, 5.00% 8/15/2044	2,570	2,661
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2035	1,210	1,189
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2042	1,070	931
County of Fort Bend, Municipal Utility Dist. No. 232, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2043	1,250	1,100
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2045	1,235	1,082
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2030	2,335	2,546
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2031	1,350	1,490
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2041	2,630	2,748
County of Galveston, Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2036	1,180	1,153
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	1,000	881
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-A, 5.00% 2/15/2039	1,925	2,060
GO Water Financial Assistance Bonds, Series 2023-C, 5.00% 8/1/2025	1,130	1,132
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2035	1,275	1,417
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	2,490	2,662
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2032	1,020	1,096
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025-A, 4.875% 12/1/2038	1,055	1,052
County of Harris, Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.00% 9/1/2039	1,050	949
County of Harris, Municipal Utility Dist. No. 572, Unlimited Tax Bonds, Series 2025, 4.375% 4/1/2040	1,070	1,034
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2041	1,105	984
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2041	1,330	1,204
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2046	1,085	940
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2020-A, 5.00% 10/1/2025	1,000	1,005
County of Harris, Rev. Ref. Bonds, Series 2022-A, 5.00% 8/15/2031	2,725	3,037
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2038	3,110	3,322
County of Harris, Sports Auth., Rev. Ref. Bonds, CAB, Series 2001-H, National insured, 0% 11/15/2025 (escrowed to maturity)	1,000	988
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2030	625	657

83	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Harris, Toll Road Rev. Ref. Bonds, Series 2015-B, 5.00% 8/15/2035	USD 1,050	$1,051
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2024-A, 5.00% 10/1/2031	3,545	3,930
Harris County Hospital Dist., Limited Tax Bonds, Series 2025, 5.00% 2/15/2038	2,000	2,165
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035	740	801
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Old FM 471 W), Series 2024, 3.05% 9/1/2029 (put 9/1/2027)	4,375	4,379
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	1,530	1,503
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	1,825	1,959
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	2,980	3,252
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	11,240	11,591
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	2,400	2,509
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	5,325	5,543
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2038	2,250	2,316
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2039	4,000	4,094
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	1,525	1,325
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	3,730	3,240
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, AMT, 5.00% 7/1/2028	2,825	2,961
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 7/1/2029	500	531
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, AMT, 5.00% 7/1/2029	2,500	2,651
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, AMT, 5.00% 7/1/2031	15,320	16,494
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2037	1,085	1,048
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	1,250	1,250
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	5,595	5,620
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,750	1,758
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	1,425	1,431
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030	1,390	1,390
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2025	2,615	2,637
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2042	1,755	1,845
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032	135	138
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	6,350	7,029
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2036	2,145	2,377
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042	500	505
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2023, 5.00% 8/15/2030	1,580	1,739
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2027	3,000	3,146
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2041	1,725	1,823
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	1,110	1,110
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty insured, 5.00% 5/15/2026	535	545
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2036	2,035	2,145
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2037	2,000	2,094
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038	1,000	1,039
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	1,340	1,399
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2040	2,000	2,053
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2025, 5.00% 5/15/2041	2,500	2,618
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, Assured Guaranty insured, 5.00% 4/15/2034	1,000	1,110
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2030	400	442
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2031	755	844

Capital Group Fixed Income ETF Trust	84

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	USD 825	$847
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2043	1,605	1,668
Miralomas Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2042	1,145	1,021
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	850	817
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Graphic Packaging International, LLC Project), Series 2025, AMT, 5.00% 12/1/2064 (put 6/1/2030)	2,690	2,751
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.25% 12/1/2036	1,055	1,041
County of Montgomery, Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2041	1,520	1,367
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	4,000	4,250
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	6,435	7,063
Municipal Gas Acquisition and Supply Corp. V., Gas Supply Rev. Bonds, Series 2024, 5.00% 1/1/2055 (put 1/1/2034)	2,500	2,659
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	990	991
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.25% 7/1/2045 (a)	2,000	1,836
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 8/1/2029	3,755	3,913
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	470	476
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 12/15/2027	500	527
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	1,335	1,289
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2030	2,935	3,220
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2031	3,085	3,425
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2036	420	368
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2036	500	492
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2032	5,400	5,994
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2033	2,415	2,688
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2034	2,420	2,698
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2035	710	788
North Texas Tollway Auth., System Rev. Ref. Bonds, CAB, Series 2008-D, Assured Guaranty insured, 0% 1/1/2030	2,555	2,201
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2041	1,450	1,536
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 8/15/2042	1,500	1,577
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 4.25% 9/1/2033 (a)	450	440
Pine Forest Municipal Utility Dist., Unlimited Tax Bonds, Series 2025, 5.00% 9/1/2043	1,125	1,116
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 5.00% 2/15/2033	1,790	2,025
Plano Independent School Dist., Unlimited Tax School Building Bonds, Series 2025, 4.00% 2/15/2043	1,985	1,862
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 8/15/2053	350	292
Riceland Management Dist., Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2034	1,000	989
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2039	1,000	929
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2027	1,215	1,260
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2029	525	565
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2033	1,500	1,538
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2037	2,000	2,199
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2042	1,500	1,569
City of San Antonio, General Improvement Bonds, Series 2024, 5.00% 2/1/2035	1,175	1,320
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040	1,000	1,062
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2040	500	529
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024-A, BAM insured, 5.00% 10/1/2029	1,000	1,078
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030	3,500	3,828
Southwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/1/2041	1,500	1,572
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	1,965	2,163
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.50% 6/30/2040	1,500	1,559
County of Tarrant, Karis Municipal Management Dist., Unlimited Tax Utility Bonds, Series 2025, 4.50% 12/1/2041	1,030	979
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2036	1,270	1,307
Tarrant Regional Water Dist., Water Transmission Facs. Contract Rev. Bonds, Series 2025, 5.00% 9/1/2034	2,015	2,281
Tarrant Regional Water Dist., Water Transmission Facs. Contract Rev. Bonds, Series 2025, 5.00% 9/1/2037	7,680	8,479
Transportation Commission, GO Highway Improvement Rev. Ref. Bonds, Series 2024, 5.00% 4/1/2032	1,350	1,520

85	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2021, 5.00% 8/1/2032	USD 1,270	$1,406
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2041	3,000	3,198
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/1/2026	4,000	4,091
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/1/2042	2,000	2,082
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2033	500	528
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2041	950	1,001
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2038	1,230	1,152
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2041	1,425	1,270
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2039	3,095	3,284
Transportation Commission, GO Mobility Fund Bonds, Series 2015-B, 5.00% 10/1/2036	5,385	5,392
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC insured, 0% 8/15/2027	4,945	4,639
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 8/15/2030 (preref. 8/15/2025)	2,160	2,165
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2/15/2026	1,590	1,613
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2/15/2036	4,030	3,601
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2022-A, 5.00% 2/15/2037	1,000	1,068
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2025-A, 5.00% 4/15/2032	1,875	2,098
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 5.00% 7/1/2036	2,100	2,338
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2021, 4.00% 3/1/2040	500	474
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2025, 5.00% 8/1/2039	2,270	2,484
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2020, 5.00% 10/15/2025	1,045	1,051
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2035	1,000	1,116
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2024-A, 5.00% 10/15/2038	5,020	5,498
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2038	1,380	1,280
Williamson County, Limited Tax Rev. Ref. and Park Bonds, Series 2025, 5.00% 2/15/2030	1,035	1,134
Williamson County, Limited Tax Rev. Ref. and Park Bonds, Series 2025, 5.00% 2/15/2036	1,400	1,564
		427,150
United States 0.47%
Freddie Mac, Multi Family Certs., Series 2023, 4.143% 1/25/2040 (b)	539	519
Freddie Mac, Multi Family Certs. Green Bonds, Series 2025, 4.534% 11/25/2042 (b)	3,767	3,739
Freddie Mac, Multi Family Mortgage Certs. Green Bonds, Series 2024, 3.158% 12/25/2038 (b)	4,972	4,355
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037	1,222	1,021
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.541% 11/25/2038 (b)	1,984	1,852
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 3.084% 4/25/2043 (b)	4,780	4,161
		15,647
Utah 0.89%
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-C, 5.00% 7/15/2035 (a)	335	336
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, 5.00% 6/1/2038	1,000	1,032
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-A, 5.25% 6/1/2041	950	1,021
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	995	1,067
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	255	278
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	1,220	1,335
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	3,340	3,710
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	4,460	4,972
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027 (a)	500	501
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2029 (a)	1,000	1,000
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2030 (a)	450	446

Capital Group Fixed Income ETF Trust	86

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2031 (a)	USD 790	$779
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035 (a)	455	444
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.50% 6/15/2039 (a)	1,920	1,922
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	1,000	930
Nebo School Dist., Local Building Auth., Lease Rev. Bonds, Series 2020, 2.125% 7/1/2033	2,910	2,501
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044 (a)	1,000	904
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028	1,500	1,571
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)	2,875	2,786
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2030	870	962
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2037	1,400	1,442
		29,939
Vermont 0.44%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	500	462
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028) (a)	500	503
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	1,055	1,041
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	2,500	2,521
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2035	4,500	4,525
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2036	5,000	5,022
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	460	431
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	395	367
		14,872
Virgin Islands 0.07%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	500	504
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	500	512
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,340	1,371
		2,387
Virginia 0.92%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	1,330	1,226
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026	1,355	1,368
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029	500	488
Chesapeake Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hunters Point Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	1,310	1,330
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 4.00% 2/1/2034	1,000	1,015
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2031	6,025	6,345
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	250	259
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032	500	513
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	270	276

87	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	USD 3,000	$2,797
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, Assured Guaranty insured, 5.25% 7/1/2043	1,335	1,396
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-3, 5.25% 12/1/2027	400	400
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-C, 3.80% 11/1/2035 (put 5/28/2027)	600	609
City of Norfolk, GO Capital Rev. Ref. Bonds, Series 2014-C, 4.00% 8/1/2025 (preref. 8/1/2028)	500	500
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	100	101
Public Building Auth., Public Facs. Rev. Bonds, Series 2021-A, 5.00% 8/1/2032	3,450	3,840
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	575	560
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	435	448
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2026	975	982
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	550	575
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037	1,385	1,340
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	505
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2031	2,925	2,925
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,075	1,086
		30,884
Washington 3.02%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2031	2,620	2,950
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 11/1/2036 (preref. 11/1/2025)	1,000	1,007
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 4.00% 11/1/2050 (preref. 11/1/2025)	3,000	3,012
Certs. of Part. (State and Local Agcy. Real and Personal Property), Series 2025-A, 3.00% 1/1/2031	4,110	4,547
Certs. of Part. (State and Local Agcy. Real and Personal Property), Series 2025-A, 5.00% 1/1/2032	3,905	4,368
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2043	500	435
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2023-A, 5.00% 7/1/2038	4,385	4,722
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2031	750	838
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2042	1,000	1,055
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2025-A, 5.00% 7/1/2033	2,000	2,266
GO Bonds, Series 2020-A, 5.00% 8/1/2039	650	674
GO Bonds, Series 2021-A-2, 5.00% 8/1/2039	1,305	1,363
GO Bonds, Series 2024-C, 5.00% 2/1/2041	1,490	1,581
GO Bonds, Series 2023-A, 5.00% 8/1/2044	1,235	1,279
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-B, 5.00% 8/15/2025	515	516
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	1,500	1,500
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	500	493
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 12/1/2040 (a)	1,790	1,678
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037	355	355
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Ardea at Totem Lake Apartments Project), Series 2023, 5.00% 12/1/2043 (put 2/1/2027)	800	814
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	255	263
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	5,634	5,303
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.494% 4/20/2037 (b)	1,691	167
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	3,373	3,069
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.221% 3/20/2040 (b)	2,474	2,325

Capital Group Fixed Income ETF Trust	88

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	USD 690	$690
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 4.75% 1/1/2034 (a)	940	923
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 7.00% 7/1/2045 (preref. 7/1/2025) (a)	2,150	2,150
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 7.00% 7/1/2050 (preref. 7/1/2025) (a)	1,500	1,500
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	200	201
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 12/1/2050	340	335
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	750	760
County of King, Unlimited Tax GO Bonds, Series 2025-A, 5.00% 12/1/2038	6,210	6,864
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2021-E, 5.00% 6/1/2029	1,000	1,087
Motor Vehicle Fuel Tax and Vehicle Related Fees GO Bonds, Series 2024-R-C, 5.00% 8/1/2031	540	605
Motor Vehicle Fuel Tax GO Bonds, CAB, Series 2005-F, AMBAC insured, 0% 12/1/2029	1,970	1,716
Motor Vehicle Fuel Tax GO Rev. Ref. Bonds, Series 2025-R-C, 5.00% 7/1/2028	4,500	4,811
Motor Vehicle Fuel Tax GO Rev. Ref. Bonds, Series 2024-R-C, 5.00% 8/1/2030	2,010	2,226
North Thurston Public Schools, Unlimited Tax GO Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2032	1,750	1,972
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	500	500
Port of Seattle, Intermediate Lien Rev. and Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2030	3,840	4,109
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2028	5,150	5,394
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2029	3,475	3,682
Various Purpose GO Bonds, Series 2025-R-A, 5.00% 7/1/2036	4,935	5,503
Various Purpose GO Bonds, Series 2023-B, 5.00% 2/1/2037	5,050	5,518
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2038	1,095	1,198
Various Purpose GO Bonds, Series 2023-A, 5.00% 8/1/2046	1,940	1,984
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2033	1,065	1,210
		101,518
West Virginia 0.22%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2055 (put 3/27/2035) (a)	1,510	1,541
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)	400	402
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 4.125% 6/1/2042	2,000	1,880
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2017-A, 5.00% 6/1/2042	2,750	2,758
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Vandalia Health Group), Series 2023-B, 6.00% 9/1/2048	900	965
		7,546
Wisconsin 2.90%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2019-A, 5.00% 5/1/2029 (preref. 5/1/2027)	3,540	3,687
GO Bonds, Series 2019-B, 5.00% 5/1/2027	1,330	1,388
GO Bonds, Series 2020, 5.00% 5/1/2034	1,140	1,220
GO Bonds, Series 2024-C, 5.00% 5/1/2038	6,485	7,075
GO Rev. Ref. Bonds, Series 2025-3, 5.00% 5/1/2032	2,400	2,718
GO Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	2,060	2,353
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, 5.00% 8/15/2054 (put 6/24/2026)	655	665
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043	670	600
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043 (preref. 5/15/2028)	80	83
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/1/2035	4,120	4,116
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	280	281
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	400	337

89	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	USD 350	$349
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	245	249
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047	1,230	1,235
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	5,875	5,938
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050	3,100	3,104
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2025-A, 6.25% 9/1/2055	7,665	8,483
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,320	2,530
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.00% 7/1/2025	265	265
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2035 (a)	700	715
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.00% 6/15/2034 (a)	2,000	1,993
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.50% 6/15/2049 (a)	3,045	2,769
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2034 (a)	1,470	1,480
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2039 (a)	700	672
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.00% 7/15/2039 (a)	750	669
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039 (a)	190	182
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044 (a)	140	133
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054 (a)	105	98
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025 (a)	2,500	2,504
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	4,402	4,344
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Legacy Hills Project), Series 2024-A-1, 6.125% 11/15/2037 (a)	2,120	2,035
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	4,805	4,767
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Sterling Traditions Project), CAB, Series 2025, 0% 12/15/2041 (a)	21,677	7,458
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	1,725	978
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027 (a)	1,320	1,319
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	225	219
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.00% 7/1/2030	700	754
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	600	580
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	655	659
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041	1,000	870
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2042	750	761
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2043	1,000	1,009
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.00% 11/15/2044	1,000	1,004
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.50% 7/1/2044	7,000	7,119
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039 (a)	250	237
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	1,140	1,135
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032 (a)	405	392
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030 (a)	600	623
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	358	361
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	973	973

Capital Group Fixed Income ETF Trust	90

Capital Group Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty insured, 4.00% 7/1/2045	USD 600	$539
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty insured, 4.00% 7/1/2050	1,000	864
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038 (a)	415	414
		97,305
Total bonds, notes & other debt instruments (cost: $3,241,659,000)		3,214,504
Short-term securities 4.24%
Municipals 4.24%
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-A, 4.05% 12/1/2030(b)	4,300	4,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-D, 4.05% 12/1/2030(b)	10,000	10,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-J, 4.05% 11/1/2035(b)	3,000	3,000
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 4.13% 1/1/2033(b)	1,200	1,200
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 4.13% 10/1/2047(b)	6,045	6,045
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 3.55% 11/15/2052(b)	15,100	15,100
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 3.70% 12/1/2035 (put 11/3/2025)(f)	5,090	5,091
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2025-D, 3.35% 11/15/2064(b)	9,500	9,500
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 4.05% 12/1/2029(b)	1,150	1,150
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 3.85% 11/1/2037(b)	4,865	4,865
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 4.10% 4/1/2032(b)	1,400	1,400
State of Hawaii, Dept. of Budget and Fin., Special Purpose Rev. Bonds (The Queen’s Health Systems), Series 2025-C, 3.55% 7/1/2051(b)	3,300	3,300
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-2, AMT, 4.20% 4/1/2049 (put 7/15/2025)(f)	1,600	1,600
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 3.85% 8/1/2044(b)	3,200	3,200
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.20% 5/1/2034 (put 9/2/2025)(f)	5,500	5,501
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 3.60% 2/15/2033(b)	7,900	7,900
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 3.60% 1/1/2039(b)	595	595
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 3.95% 5/1/2048(b)	4,620	4,620
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 4.10% 11/1/2029(b)	9,205	9,205
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 4.10% 11/1/2038(b)	1,225	1,225
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 4.50% 8/1/2038 (put 7/1/2025)(f)	2,690	2,691
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 4.00% 4/1/2042(b)	3,920	3,920
State of New York, New York City GO Bonds, Fiscal 2013, Series 2013-F-3, 4.05% 3/1/2042(b)	5,545	5,545
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 4.05% 6/15/2044(b)	2,000	2,000
State of Washington, Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2025	3,905	3,905
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 3.90% 4/1/2042(b)	9,060	9,060

91	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Texas, Travis County Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 3.5% 9/1/2041 (put 2/1/2026)(f)	USD 4,000	$4,005
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.90% 1/1/2032(b)	2,120	2,120
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 4.05% 1/1/2035(b)	10,475	10,475
		142,518
Total short-term securities (cost: $142,510,000)		142,518
Total investment securities 99.88% (cost: $3,384,169,000)		3,357,022
Other assets less liabilities 0.12%		3,946
Net assets 100.00%		$3,360,968
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	339	9/30/2025	USD70,520	$277
5 Year U.S. Treasury Note Futures	Long	341	9/30/2025	37,169	416
10 Year Ultra U.S. Treasury Note Futures	Short	168	9/19/2025	(19,197)	(477)
					$216
Restricted security (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$4,890	$4,665	0.15%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $201,270,000, which represented
6.00% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Step bond; coupon rate may change at a later date.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,665,000, which represented 0.15% of the net assets of the fund.

(e)	Scheduled interest and/or principal payment was not received.
(f)	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development

Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
LOC = Letter of Credit

Part. = Participation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	92

Capital Group Municipal High-Income ETFunaudited
Investment portfolio June 30, 2025

Bonds, notes & other debt instruments 92.31%	Principal amount (000)	Value (000)
Alabama 3.33%
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	USD 850	$858
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	500	527
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	100	99
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	1,250	1,338
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2049	500	507
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2019, AMT, 5.75% 10/1/2049	250	252
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2040	250	264
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049	500	506
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	300	308
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	50	48
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	200	184
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035	50	48
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, 5.00% 8/1/2056	500	493
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	100	98
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2020-A, 4.20% 5/1/2034	155	157
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/1/2028)	200	201
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-B, 5.25% 3/1/2055 (put 1/1/2033)	150	157
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 11/1/2055 (put 11/1/2032)	500	527
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2025-A, 5.00% 1/1/2056 (put 6/1/2035)	250	255
		6,827
Alaska 0.10%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2066	1,700	204
Arizona 4.57%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2024-A, 5.00% 1/1/2057	1,000	1,023
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2048	530	470
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056	205	172
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	260	247
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2045	500	423
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050	500	408
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051	100	82
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041	200	177
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	100	83
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.25% 7/1/2042	325	279
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.50% 7/1/2054	250	203
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	250	238
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047 (a)	130	122

93	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	USD 250	$221
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050 (a)	100	88
Industrial Dev. Auth., Education Rev. Bonds (KIPP Nashville Projects), Series 2022-A, 5.00% 7/1/2057	250	231
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2051 (a)	125	94
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 1.016% 5/20/2033 (b)(c)	999	36
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	396	380
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Harmony Education Foundation-Harmony Public Schools Project), Series 2021-A, 4.00% 2/15/2041	205	172
County of Maricopa, Industrial Dev. Auth., Charter School Rev. Bonds (Paradis Schools Projects), Series 2025, 5.875% 7/1/2060 (a)	25	24
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044 (a)(d)	100	77
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2049	100	97
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2025-A, 5.50% 7/1/2060	210	206
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036 (a)	100	100
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047 (a)	250	224
County of Maricopa, Industrial Dev. Auth., Education Rev. Ref. Bonds (Legacy Traditional Schools Projects), Series 2024, 4.25% 7/1/2044	200	174
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047 (a)	250	208
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	100	87
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045 (a)	250	236
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046 (a)	200	189
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 3.25% 11/15/2052 (c)	2,100	2,100
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057 (a)	100	74
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058 (a)	125	125
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2064 (a)	350	309
		9,379
Arkansas 0.85%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (a)	1,050	1,011
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (a)	750	728
		1,739
California 9.43%
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	130	139
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-C, 5.25% 1/1/2054 (put 10/1/2031)	250	262
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	105	111
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	200	207
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	100	103
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047 (a)	100	75
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050 (a)	100	74

Capital Group Fixed Income ETF Trust	94

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051 (a)	USD 500	$227
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057 (a)	150	103
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057 (a)	100	68
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046 (a)	100	76
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059 (a)	100	52
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056 (a)	555	476
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046 (a)	95	73
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056 (a)	500	329
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056 (a)	250	182
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056 (a)	500	371
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047 (a)	100	67
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Wood Creek Apartments), Series 2021-B, 4.00% 12/1/2059 (a)	250	120
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	2,000	2,006
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.50% 10/1/2053	500	491
Enterprise Dev. Auth., Charter School Rev. Bonds (The Rocklin Academy Project), Series 2024, 5.00% 6/1/2064 (a)	250	224
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2066	3,250	345
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061 (a)	400	342
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.00% 12/1/2028	100	106
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	189	176
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056 (a)	125	104
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), CAB, Series 2021-B, 0% 1/1/2061 (a)	5,000	364
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031	500	502
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2036	110	118
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2038	250	264
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2050	65	65
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2038	100	105
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.25% 7/1/2053	100	102
City of Los Angeles, Housing Auth., Multi Family Housing Rev. Bonds (Clarendon Apartments), Series 2024-B, 6.00% 12/1/2062 (a)	250	232
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2055	1,000	1,028
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2045	90	88
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 6/30/2029	250	258
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2043	250	244
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2032	630	631
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	550	539
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047 (a)	190	169
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049 (a)	245	201
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045 (a)	100	76
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056 (a)	100	63
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.925% 7/20/2039 (c)	124	116
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045	250	250
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047 (a)	100	76

95	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	USD 100	$83
Palomar Health, GO Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 11/1/2042	425	323
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 3.70% 7/1/2043 (put 8/15/2025) (a)	350	350
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.50% 6/1/2054 (a)	250	234
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.375% 6/1/2059 (a)	750	676
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	150	152
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	250	242
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	225	214
San Diego Community College Dist., GO Bonds, 2024 Election, Series 2024-A-1, 5.00% 8/1/2055	1,000	1,046
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2026	155	157
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2045	1,000	1,049
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036 (a)	190	184
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046 (a)	100	83
San Joaquin Valley Clean Energy Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.50% 1/1/2056 (put 7/1/2025)	100	110
Southern California Public Power Auth., Rev. Bonds (Southern Transmission System Renewal Project), Series 2024-1, 5.00% 7/1/2053	100	101
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051 (a)	300	273
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 12/1/2054	150	148
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056 (a)	300	288
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026 (a)	110	110
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	40	38
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2039	1,000	1,094
		19,355
Colorado 8.45%
County of Adams, Lakeridge Metropolitan Dist. No. 2, Rev. Ref. G.O and Improvement Bonds, Series 2019, 5.25% 12/1/2048	500	467
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax GO and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051 (a)	500	445
Aerotropolis Regional Transportation Auth., Special Rev. Bonds, Series 2021, 4.375% 12/1/2052	500	400
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A, 5.00% 12/1/2050	500	467
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Convertible CAB, Series 2021, 0% 12/1/2051 (6.00% on 12/1/2027) (d)	800	641
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.50% 12/1/2048	500	461
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	1,000	778
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 4.875% 12/1/2051	500	402
City of Brighton, Ridgeline Vista Metropolitan Dist., GO Limited Tax Bonds, Series 2021-A, 5.25% 12/1/2060 (e)	500	447
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	500	444
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax GO Bonds, Series 2020-A-2 5.00% 12/1/2050	500	450
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 6.00% 12/1/2054	500	465
City of Colorado Springs, Gold Hills North Business Improvement Dist., Limited Tax GO and Special Rev. Bonds, Series 2024-A, 5.60% 12/1/2054 (a)	500	468
City of Commerce City, Second Creek Farm Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019-A, 5.00% 12/1/2049	500	447

Capital Group Fixed Income ETF Trust	96

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Conexus Metropolitan Dist. No. 1, Limited Tax GO and Special Rev. Bonds, Series 2025-A, 6.25% 12/1/2055	USD 500	$487
City and County of Denver, Aviation Station North Metropolitan Dist. No. 2, Limited Tax GO Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2048	500	462
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032	1,000	1,000
Denver Health and Hospital Auth., Healthcare Rev. Bonds, Series 2025-A, 6.00%, 12/1/2055	40	42
County of Douglas, Crystal Crossing Metropolitan Dist., Limited Tax Rev. Ref. GO Bonds, Series 2016, 5.25% 12/1/2040	500	500
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061	100	75
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.375% 12/1/2054	500	477
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052	500	492
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax GO Bonds, Series 2021-A-1, 5.00% 12/1/2050	1,000	912
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050	125	102
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.125% 12/1/2055	220	215
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038	120	109
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2037	100	100
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-B, Class I, 5.75% 11/1/2054	425	465
County of Jefferson, Hogback Metropolitan Dist., Limited Tax GO Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051	500	447
Town of Johnstown, Granary Metropolitan Dist. No. 9, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.45% 12/1/2044 (a)	500	462
Lafferty Canyon Metropolitan Dist. Limited Tax GO Bonds, Series 2025-B, 5.625% 12/1/2055	500	477
Town of Lochbuie, Silver Peaks Metropolitan Dist. No. 3, GO Senior Bonds, Series 2020-A, 5.00% 12/1/2050	500	455
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	1,000	787
City of Loveland, Centerra metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 12/1/2051	500	467
Mead Place Metropolitan Dist. No. 4, Limited Tax GO Bonds, CAB, Series 2024, 0% 12/1/2054 (8.00% on 6/1/2029) (a)(d)	500	345
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 11/15/2038	100	118
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax GO Rev. Ref. Bonds, Series 2024, 4.25% 12/1/2054	150	136
Sterling Ranch Community Auth. Board, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.625% 12/1/2043	100	100
Tree Farm Metropolitan Dist., GO Limited Tax Bonds, Series 2021, 4.50% 12/1/2041 (a)	500	430
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax GO Bonds, Series 2021, 5.25% 12/1/2051 (a)(e)	500	466
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax GO Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046 (a)(e)	500	437
		17,347
Connecticut 0.39%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051 (a)	350	284
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 6.00% 4/1/2052 (a)	250	261
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039 (a)	250	251
City of Stamford, Housing Auth. Rev Bonds (Mozaic Concierge Living Project), Series 2025-A, 6.25% 10/1/2060	15	14
		810
Delaware 0.03%
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2040 (put 10/1/2025)	65	64
District of Columbia 0.09%
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046	100	95
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-A, 5.00% 7/1/2025	100	100
		195

97	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida 5.81%
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043	USD 100	$95
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/2037	150	150
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056 (a)	500	430
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), CAB, Series 2021-B, 0% 7/1/2061 (a)	2,250	176
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2054	100	89
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2059	100	88
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.25% 5/1/2055 (a)	25	24
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2045	50	48
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.00% 10/1/2042 (a)	100	94
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047	100	96
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052	195	155
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	250	234
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040 (a)	150	137
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	500	498
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029 (a)	850	859
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	500	453
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.25% 5/1/2040	225	211
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.375% 5/1/2050	250	218
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.00% 5/1/2052	160	129
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.875% 5/1/2039	160	145
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 3.50% 8/1/2055	500	362
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	150	166
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 4.00% 5/1/2051	250	196
Kingston One Community Dev. Dist., Special Assessment Bonds (Assessment Area One - 2025 Project), Series 2025, 6.00% 5/1/2057 (a)	350	349
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Northeast Sector Project - Phase 2B), Series 2020, 4.00% 5/1/2050 (a)	250	201
County of Lee, Esplanade Lake Club Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-2, 4.00% 11/1/2040	100	89
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-C, 5.00% 11/15/2054	250	237
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2054	270	266
County of Lee, Portico Community Dev. Dist., Special Assessment Rev. Ref. and Improvement Bonds, Series 2020-1, 3.50% 5/1/2037	245	215
County of Manatee, North River Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 1 Project), Series 2020-A-1, 4.00% 5/1/2040	250	225
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	500	500
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053	750	616
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2024, 5.00% 8/1/2054	750	705
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032	110	112
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2025-B, 5.00% 11/15/2055	250	237
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2023-C, 7.625% 5/15/2058	240	265
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2055	250	221
County of Polk, Westside Haines City Community Dev. Dist., Special Assessment Bonds (Assessment Area One Project), Series 2021, 3.25% 5/1/2041	525	424
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	15	14
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	500	392
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056	500	381

Capital Group Fixed Income ETF Trust	98

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Port St. Lucie, Tradition Community Dev. Dist. No. 9, Special Assessment Bonds (Community Infrastructure), Series 2025, 5.65% 5/1/2056	USD 250	$238
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2019-A-2, 4.25% 5/1/2037	250	244
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050	100	72
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	150	135
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	260	179
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054 (a)	100	98
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.80% 5/1/2055 (a)	500	456
		11,924
Georgia 0.87%
City of Atlanta, Dev. Auth. Senior Rev. Bonds (Westside Gulch Area Project), Series 2024-A-2, 5.50% 4/1/2039 (a)	300	302
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051 (a)	250	203
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 3.60% 1/1/2040 (put 2/1/2030)	250	252
County of Cobb, Dev. Auth., Educational Facs. Rev. Bonds (Mt. Bethel Christian Academy Project), Series 2023-A, 6.25% 6/15/2064 (a)	100	101
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	55	55
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	500	529
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2029	165	173
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2030	165	175
		1,790
Guam 0.05%
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 4.00% 11/15/2039	115	104
Hawaii 0.24%
Airports System Rev. Bonds, Series 2025-A, AMT, 5.50% 7/1/2054	120	126
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	255	240
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	150	126
		492
Idaho 0.05%
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.55% 10/1/2056	130	103
Illinois 5.02%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036	510	515
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041	500	484
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2022-A, 5.00% 12/1/2047	100	92
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty insured, 5.00% 12/1/2027	250	259
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	500	487
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	250	198
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), CAB, Series 2019-A, 0% 12/1/2025	250	246
City of Chicago, GO Bonds, Series 2025-A, 6.00% 1/1/2050	250	258
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035	400	387
City of Chicago, GO Bonds (Chicago Works), Series 2023-A, 5.25% 1/1/2038	150	153
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048	140	134

99	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	USD 635	$596
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	250	251
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	500	500
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2040	50	45
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2035	25	25
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 8/15/2037	1,000	1,001
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2025, 5.00% 8/15/2041	210	215
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044	250	251
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	100	101
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047	250	232
GO Bonds, Series 2021-B, 3.00% 12/1/2041	140	104
GO Bonds, Series 2024-B, 5.25% 5/1/2045	500	509
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	225	221
Housing Dev. Auth., Rev. Social Bonds, Series 2025-A, 6.25% 10/1/2055	500	561
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, National insured, 0% 6/15/2036	250	156
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	1,000	979
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 12/15/2036	1,000	605
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2022-A, 0% 6/15/2039	220	114
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, Assured Guaranty insured, 0% 6/15/2043	400	163
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2033	350	369
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2041	100	91
		10,302
Indiana 1.22%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041	100	90
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	25	25
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2044	645	655
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	265	258
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	310	290
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	100	91
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	500	440
Fin. Auth., Student Housing Rev. Bonds (PRG - UINDY Properties LLC), Series 2025, 5.75% 7/1/2060	35	33
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2008, 4.20% 6/1/2044 (put 6/2/2035)	500	500
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	170	115
		2,497
Iowa 0.61%
Fin. Auth., Rev. Bonds (Wesley Retirement Services, Inc.), Series 2025-BC, 6.00% 12/1/2055	500	462
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	150	142
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-C, AMT, 5.00% 12/1/2054	55	49
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, CAB, Series 2021-B-2, 0% 6/1/2065	4,070	596
		1,249

Capital Group Fixed Income ETF Trust	100

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kansas 0.33%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 3.60% 6/1/2047	USD 240	$175
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039 (a)	500	512
		687
Kentucky 0.43%
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	565	555
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	60	60
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2025-A, 5.25% 6/1/2055 (put 12/1/2029)	245	259
		874
Louisiana 0.68%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	250	203
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	350	337
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.15% 6/15/2055 (a)	250	251
Public Facs. Auth., Rev. Ref. Bonds (Acadiana Renaissance Charter Academy Project), Series 2025, 6.20% 6/15/2055 (a)	250	245
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2043 (a)	100	93
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-B, 6.10% 12/1/2040 (put 6/1/2030) (a)	250	266
		1,395
Maryland 0.40%
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds (Harbor Point Project), Series 2019-B, 3.375% 6/1/2029 (a)	235	227
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-E, 6.25% 3/1/2054	120	130
Econ. Dev. Corp., Port Facs. Rev. Ref. Bonds (Core Natural Resources, Inc. Project), Series 2025, 5.00% 7/1/2048 (put 3/27/2035) (a)	130	132
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Harper-Tubman Project), Series 2025-A, 5.00% 7/1/2045	220	220
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Harper-Tubman Project), Series 2025-A, 5.00% 7/1/2060	120	118
		827
Massachusetts 0.40%
Dev. Fin. Agcy., Rev. Bonds (Brown University Health Obligated Group Issue), Series 2025-A, 5.50% 8/15/2050	250	257
Dev. Fin. Agcy., Rev. Bonds (PRG Medford Properties, Inc. Issue - Tufts University Student Housing Project.), Series 2025, 5.25% 6/1/2065	150	151
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge on the Charles, Inc. Issue), Series 20, 5.00% 10/1/2057 (a)	250	231
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	210	179
		818
Michigan 0.68%
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2032	250	258
City of Detroit, Unlimited Tax GO Bonds, Series 2021-A, 4.00% 4/1/2040	100	91
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038	250	234
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2037	100	94
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2041	250	238
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2049	250	225
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	250	249
		1,389

101	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota 0.04%
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	USD 100	$93
Mississippi 0.47%
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027) (a)	150	152
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	100	96
County of Lowndes, Solid Waste Disposal and Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2022, 2.65% 4/1/2037 (put 4/1/2027) (d)	725	714
		962
Missouri 1.60%
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044 (a)	100	92
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2041	250	213
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034	120	120
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042	250	246
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046	250	231
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048	600	479
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	625	687
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	290	317
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046 (a)	450	419
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.00% 8/15/2039	70	71
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2049	350	318
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	100	94
		3,287
Nevada 0.79%
Dept. of Business and Industry, Rev. Green Bonds (Brightlight West Passenger Rail Project), Series 2025-A, AMT, 9.50% 1/1/2065 (put 1/1/2033) (a)	150	142
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	250	219
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	105	73
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 5.00%% 12/1/2049	100	94
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.125% 6/1/2050	585	471
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 5.00% 12/1/2054	200	185
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.25% 6/1/2054 (a)	250	232
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2033	100	102
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2034	100	101
		1,619

Capital Group Fixed Income ETF Trust	102

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire 3.63%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (a)	USD 100	$96
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	5	4
Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 4.00% 6/1/2041 (c)	1,090	1,090
Health and Education Facs. Auth., Rev. Bonds (Dartmouth Health Obligated Group Issue), Series 2025, 5.50% 8/1/2050	250	261
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	100	100
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	961	931
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	482	454
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	420	384
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.183% 11/20/2039 (c)	124	120
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.925% 7/20/2040 (c)	500	436
National Fin. Auth., Municipal Certs., Series 2025-1, Class A-1, 4.168% 1/20/2041 (c)	499	474
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	493	471
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.163% 10/20/2041 (c)	273	254
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.183% 5/20/2042 (c)	250	214
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027 (a)	100	100
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 11/1/2042 (a)	250	230
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.50% 6/1/2055	250	256
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	600	515
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051	250	185
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	275	270
National Fin. Auth., Special Rev. Bonds (Lackland Projects, Special Fncg. Dists. in Fort Bend and Parker Counties), CAB, Series 2025-A, 0% 2/1/2035 (a)	500	273
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038 (a)	200	203
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2025-A, 5.05% 6/15/2035 (a)	130	130
		7,451
New Jersey 0.74%
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	250	245
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	105	104
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	140	139
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	250	242
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045	75	75
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2046	500	507
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-AA, 5.25% 6/15/2041	100	106
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-A, 5.25% 1/1/2055	100	104
		1,522
New Mexico 0.03%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	55	60
New York 7.07%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.75% 6/1/2054	500	454
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	500	507
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	350	349
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2024-A, 4.00% 5/1/2054	250	207
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	50	50
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2049	750	762
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 9/1/2050 (put 9/2/2025)	250	249
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 11/15/2050	1,000	836
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2024-A, 5.00% 11/15/2044	510	517

103	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.25% 2/1/2050	USD 500	$521
New York City Industrial Dev. Agcy., PILOT Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 5.00% 1/1/2026	200	202
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 3.00% 1/1/2046	215	155
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2048	1,000	1,022
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2053	1,000	1,016
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042 (a)	500	454
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-A, 7.25% 9/1/2034 (a)	100	101
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.375% 8/1/2054	50	39
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-C-2, 5.35% 11/1/2049 (a)	100	96
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049 (a)	500	481
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052	250	217
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	500	492
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	250	230
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2026	100	102
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2028	250	262
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	250	261
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2042	300	259
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	45	45
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	500	493
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	500	512
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	500	510
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032	250	255
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	500	509
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	245	219
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2054	500	504
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2060	500	500
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), CAB, Series 2024-B, AMT, 0% 12/31/2054 (5.00% on 12/31/2034) (d)	75	46
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.50% 12/1/2059	500	525
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 3/15/2043	500	456
County of Westchester Industrial Dev. Agcy., Special Fac. Rev. Bonds (Million Air Two, LLC. General Aviation Facs. Project), Series 2017-A, AMT, 7.00% 6/1/2046 (a)	100	104
		14,519
North Carolina 0.82%
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	155	158
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	155	173
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2040	250	251
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	250	200

Capital Group Fixed Income ETF Trust	104

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	USD 500	$503
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	100	95
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2054	45	43
Medical Care Commission, Retirement Facs. Rev. Bonds (Friends Homes), Series 2020-A, 5.00% 9/1/2030	100	101
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	150	152
		1,676
Ohio 3.35%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-D, 3.20% 5/1/2026	215	214
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-D, AMT, 3.70% 10/1/2028	250	248
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	355	359
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	15	15
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (The Dayton Power and Light Co. Project), Series 2015-A, AMT, 4.25% 11/1/2040 (put 6/1/2027)	250	253
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (AMG Vanadium Project), Series 2019, AMT, 5.00% 7/1/2049 (a)	250	222
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038 (a)	500	481
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	750	640
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037	250	244
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2052	250	230
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052	250	245
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	100	96
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046	250	240
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043	250	256
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052	250	237
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.75% 1/1/2053	190	194
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	500	471
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2025-A, 5.50% 8/1/2051	60	59
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	100	93
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040 (a)	325	316
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2025-A, 6.25% 3/1/2056	300	331
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048	200	193
City of Norwood, Special Obligation Rev. Ref. Bonds (Rookwood Exchange Project), Series 2025, 5.00% 12/1/2041	250	244
Port Auth., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 2/1/2055 (put 8/1/2030)	500	529
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2054	500	472
		6,882
Oklahoma 0.48%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-A, 6.25% 9/1/2056	350	392
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 5.00% 9/1/2045	250	209
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2016, 5.00% 9/1/2027	50	49
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds (American Airlines, Inc. Project), Series 2025, AMT, 6.25% 12/1/2040	300	326
		976

105	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon 0.75%
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	USD 500	$360
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	500	348
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2040	250	223
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057	100	75
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033	435	444
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2053	100	90
		1,540
Pennsylvania 2.60%
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	444	410
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-4, 7.00% 6/30/2039	252	221
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047	150	139
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	36	38
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	521	532
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038 (a)	100	97
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 3/1/2048 (a)	100	91
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039	60	57
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045	125	110
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2018, 4.00% 7/15/2048	45	34
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	250	184
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2026	250	254
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042	250	245
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 4.25% 8/1/2038 (put 8/1/2025)	500	500
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 5.00% 6/1/2031	200	210
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	220	194
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 4.75% 6/1/2046	50	49
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1C, AMT, 5.50% 6/1/2052	150	148
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 3.50% 4/1/2049	45	45
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	500	514
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	45	49
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037	180	181
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036	100	101
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033	100	101
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	110	99
Quakertown, General Auth. Special Assessment Obligation Rev. Bonds (Milford Village Project), Series 2025, 6.50% 3/1/2055 (a)	160	158
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2041	150	131
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2051	500	437
		5,329
Puerto Rico 6.18%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037 (a)	500	514
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042 (a)	870	756
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042 (a)	1,250	1,088
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047 (a)	250	205
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (e)	120	66
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (e)	790	432
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2035 (e)	615	337

Capital Group Fixed Income ETF Trust	106

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (e)	USD 370	$203
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017 (d)(e)	5	3
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (e)	5	3
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (e)	500	273
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty insured, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.568% 7/1/2029 (c)	265	253
GO Bonds, Series 2022, 0% 11/1/2051 (c)	1,993	658
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	189	195
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	301	318
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	157	169
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	672	656
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	289	279
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	197	188
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	350	311
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	340	291
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	291	201
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (c)	2,391	1,474
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	2,126	1,345
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	249	229
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, CAB, Series 2007-A, Class 2, 0% 8/1/2047 (c)	209	61
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	273	256
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	72	68
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	750	706
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	3,589	1,143
		12,681
Rhode Island 0.32%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2049	150	150
Student Loan Auth., Education Loan Rev. Bonds, Series 2025-1, AMT, 5.00% 12/1/2044	25	24
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 5.00% 12/1/2026	250	255
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	245	236
		665
South Carolina 0.60%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2042	300	96
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-B, 5.00% 1/1/2052	450	468
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2054	250	220
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.50% 11/15/2053	260	270
Public Service Auth., Improvement Rev. Obligations, Series 2022-B, BAM insured, 4.00% 12/1/2055	100	86
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	100	100
		1,240
South Dakota 0.25%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	455	515
Tennessee 0.43%
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036 (a)	250	252
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051 (a)	770	628
		880

107	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 7.88%
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	USD 500	$503
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044 (a)	500	451
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044	100	92
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2054	100	91
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062	100	76
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050	195	144
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 0% 6/1/2042 (a)(c)(e)	94	70
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 3/1/2039 (a)(e)	100	60
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	50	43
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 6.00% 9/1/2055 (a)	50	47
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.75% 9/1/2055 (a)	73	69
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050	160	140
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.50% 9/1/2054 (a)	100	96
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 3.00% 8/15/2051	390	259
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2018-D, 6.125% 8/15/2048	2,000	2,007
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044	115	101
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054	130	112
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051	1,000	872
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 5.625% 12/31/2055 (a)	250	233
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 6.125% 12/31/2055 (a)	100	101
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	100	96
City of Friendswood, Special Assessment Rev. Bonds (Friendswood City Center Public Improvement Dist. Initial Major Improvements Project), Series 2024, 7.00% 9/15/2054	250	242
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	550	484
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	150	153
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	150	153
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	100	93
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	495	544
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	475	490
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	500	523
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	500	520
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2037	300	312
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2038	250	257
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2039	250	256
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	100	87
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	250	250
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	100	100

Capital Group Fixed Income ETF Trust	108

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030	USD 1,000	$1,000
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/1/2048	1,000	1,017
City of Justin, Special Assessment Rev. Bonds (Timberbrook Public Improvement Dist. No. 1 Improvement Area #2 Project), Series 2021, 4.00% 9/1/2051 (a)	100	78
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Graphic Packaging International, LLC Project), Series 2025, AMT, 5.00% 12/1/2064 (put 6/1/2030)	100	102
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	50	50
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-2, 4.625% 10/1/2030	120	120
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2025, 5.00% 11/1/2060	650	598
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	250	210
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Superior Living Foundation Project), Series 2025-A, 6.50% 7/1/2056 (a)	300	272
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	50	48
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2049	250	255
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 5.125% 9/1/2045 (a)	200	186
City of Pflugerville, Special Assessment Rev. Bonds (Meadowlark Preserve Public Improvement Dist. Project), Series 2025, 5.375% 9/1/2055 (a)	400	374
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2052	1,000	871
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058	250	239
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2049	100	84
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Improvement Area #1 Project), Series 2025, 5.875% 9/1/2055	350	341
University Hills Municipal Management Dist., Special Assessment Rev. Bonds (Major Improvement Area Project), Series 2025, 5.875% 9/1/2055 (a)	215	209
		16,181
United States 0.21%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	455	434
Utah 2.36%
Black Rock Mountain Resort Public Infrastructure Dist., Special Assessment Bonds (Black Rock Mountain Resort Assessment Area), Series 2025, 5.875% 12/1/2054 (a)	250	251
Fiddlers Canyon Infrastructure Fncg. Dist., Special Assessment Bonds (Fiddlers Canyon Assessment Area), Series 2024, 5.625% 12/1/2053 (a)	310	286
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	100	112
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2030 (a)	100	99
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2050 (a)	1,000	823
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035 (a)	105	102
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054 (a)	550	553
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	500	465
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2052	500	398
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044 (a)	100	90
Sun Stone Infrastructure Fncg. Dist., Special Assessment Bonds (Sun Stone Assessment Area No. 1), Series 2024, 6.75% 6/1/2054 (a)	250	232
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)	250	242
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-2, 6.00% 12/1/2053 (a)	250	241
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052 (a)	500	431

109	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Wakara Ridge Public Infrastructure Dist., Special Assessment Bonds (Wakara Ridge Assessment Area), Series 2025, 5.625% 12/1/2054 (a)	USD 145	$145
Wolf Creek Infrastructure Fncg. Dist. No. 1, Special Assessment Bonds (Wolf Creek Assessment Area No. 1), Series 2025, 5.75% 12/1/2044	200	197
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 1), Series 2024, 5.625% 12/1/2053 (a)	180	176
		4,843
Vermont 0.31%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	250	231
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	200	197
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	230	216
		644
Virgin Islands 0.38%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	250	255
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	525	516
		771
Virginia 1.51%
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	500	500
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	200	183
County of Henrico, Econ. Dev. Auth., Health Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2025-A, 5.00% 11/1/2048	500	503
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040	100	87
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2016, 4.00% 1/1/2037	250	236
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046 (a)	600	569
Small Business Fncg. Auth., Health Care Facs. Rev. Bonds (Mary Washington Healthcare Obligated Group.), Series 2025-A-1, 5.25% 6/15/2055	200	202
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052	250	236
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	250	202
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	50	53
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	100	103
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045	100	86
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	145	146
		3,106
Washington 1.80%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	95	93
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 4.00% 7/1/2058	530	412
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058	80	49
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	250	250
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033	250	252
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	609	574
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.221% 3/20/2040 (c)	239	225
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 5.50% 1/1/2044 (a)	100	95

Capital Group Fixed Income ETF Trust	110

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056 (a)	USD 100	$85
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038 (a)	100	94
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051 (a)	250	218
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	250	253
Various Purpose GO Bonds, Series 2024-C, 5.00% 2/1/2038	1,000	1,094
		3,694
West Virginia 0.27%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2025, AMT, 4.625% 4/15/2055 (put 5/15/2032)	350	349
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Core Natural Resources, Inc. Project), Series 2025, AMT, 5.45% 1/1/2055 (put 3/27/2035) (a)	200	204
		553
Wisconsin 3.41%
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.875% 7/1/2055	225	217
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2025, 6.625% 7/1/2060	210	216
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2024-A, 5.50% 2/15/2054	665	697
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037 (a)	250	250
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051 (a)	100	71
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2059 (a)	500	442
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.50% 7/15/2049 (a)	180	154
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 6.00% 6/15/2064 (a)	100	93
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052	15	13
Public Fin. Auth., Educational Facs. Rev. Ref. Bonds (Queens University of Charlotte), Series 2022-A, 5.25% 3/1/2047	100	96
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051	165	120
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	158	156
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	355	352
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Sterling Traditions Project), CAB, Series 2025, 0% 12/15/2041 (a)	1,301	448
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.625% 7/1/2055	150	152
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2034	100	98
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.75% 12/1/2054 (a)	150	149
Public Fin. Auth., Rev. Bonds (Kahala Nui Project), Series 2025, 5.25% 11/15/2061	15	15
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056 (a)	200	167
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2049	80	82
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2054	300	305
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055 (a)	350	288
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029 (a)	135	132
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	75	75
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (a)	500	422
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 5/15/2052 (a)	140	127
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	250	256
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045	100	95

111	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	USD 340	$340
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1-B, 0.001% 7/1/2062 (a)(c)	535	389
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	571	573
		6,990
Total bonds, notes & other debt instruments (cost: $193,313,000)		189,484
Short-term securities 5.06%
Municipals 5.06%
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 4.13% 1/1/2033(c)	700	700
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 4.13% 10/1/2047(c)	345	345
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 3.70% 12/1/2035 (put 11/3/2025)(f)	1,090	1,090
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2025-C, 3.55% 11/15/2064(c)	2,500	2,500
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 3.85% 8/1/2044(c)	1,200	1,200
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.85% 3/1/2040(c)	1,600	1,600
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 4.50% 8/1/2038 (put 7/1/2025)(f)	850	851
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 4.07% 12/1/2051(c)	1,000	1,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 4.05% 1/1/2035(c)	1,100	1,100
		10,386
Total short-term securities (cost: $10,385,000)		10,386
Total investment securities 97.37% (cost: $203,698,000)		199,870
Other assets less liabilities 2.63%		5,392
Net assets 100.00%		$205,262
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
5 Year U.S. Treasury Note Futures	Long	28	9/30/2025	USD3,052	$29

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $40,940,000, which represented
19.95% of the net assets of the fund.

(b)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Step bond; coupon rate may change at a later date.
(e)	Scheduled interest and/or principal payment was not received.
(f)	For short-term securities, the mandatory put date is considered to be the maturity date.

Capital Group Fixed Income ETF Trust	112

Capital Group Municipal High-Income ETF (continued)

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic

Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
LOC = Letter of Credit
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

113	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETFunaudited
Investment portfolio June 30, 2025

Bonds, notes & other debt instruments 97.28%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 40.57%
Financials 17.57%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(b)(c)(d)	USD 2,023	$2,008
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (e)	2,587	2,602
American Express Co. 5.043% 7/26/2028 (USD-SOFR + 0.93% on 7/26/2027) (e)	1,815	1,840
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (e)	335	348
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (e)	800	819
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (e)	1,000	1,021
American International Group, Inc. 4.85% 5/7/2030	434	441
Aon Global, Ltd. 3.875% 12/15/2025	1,353	1,349
Aon North America, Inc. 5.125% 3/1/2027	4,000	4,049
Aon North America, Inc. 5.15% 3/1/2029	1,560	1,598
Arthur J. Gallagher & Co. 4.60% 12/15/2027	3,940	3,971
Arthur J. Gallagher & Co. 4.85% 12/15/2029	1,200	1,218
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025) (e)	3,174	3,174
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025) (e)	278	275
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (e)	100	100
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (e)	6,684	6,762
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (e)	2,050	2,080
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028) (e)	1,322	1,351
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (e)	222	208
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (e)	3,385	3,470
Bank of Montreal 5.004% 1/27/2029 (USD-SOFR Index + 0.67% on 1/27/2028) (e)	3,200	3,253
Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025) (e)	3,294	3,293
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (e)	178	182
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (e)	1,400	1,430
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (c)(e)	300	308
BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026) (c)(e)	5,054	5,175
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (c)(e)	1,404	1,457
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (c)(e)	938	955
Brown & Brown, Inc. 4.60% 12/23/2026	2,600	2,613
Brown & Brown, Inc. 4.70% 6/23/2028	1,934	1,951
Brown & Brown, Inc. 4.90% 6/23/2030	1,900	1,919
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026) (c)(e)	4,414	4,521
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(e)	125	130
CaixaBank, SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (c)(e)	1,800	1,805
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (c)(e)	290	300
CaixaBank, SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (c)(e)	1,649	1,656
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (e)	5,145	5,155
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (e)	1,625	1,643
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (e)	1,125	1,153
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025) (e)	2,143	2,143
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (e)	213	220
Charles Schwab Corp. (The) 5.875% 8/24/2026	400	407
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (e)	115	119
Citibank, NA 5.438% 4/30/2026	3,500	3,528
Citibank, NA 4.929% 8/6/2026	1,510	1,521
Citibank, NA 4.576% 5/29/2027	3,000	3,018
Citibank, NA 4.838% 8/6/2029	780	797
Citibank, NA 4.914% 5/29/2030	770	785
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025) (e)	2,905	2,912
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (e)	2,000	2,015
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (e)	550	561
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (e)	2,150	2,175
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (e)	379	393
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (e)	3,260	3,167
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (e)	475	479
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (e)	1,000	1,016
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (e)	225	211
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (e)	184	186
Fifth Third Bank, National Association 4.967% 1/28/2028 (USD-SOFR + 0.81% on 1/28/2027) (e)	4,332	4,365
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (e)	295	287
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	3,619	3,768
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (e)	2,544	2,552

Capital Group Fixed Income ETF Trust	114

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (e)	USD 1,480	$1,515
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (e)	1,700	1,743
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (e)	350	357
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (e)	1,300	1,318
Intercontinental Exchange, Inc. 4.00% 9/15/2027	125	124
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (e)	197	193
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (e)	5,663	5,719
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (e)	2,705	2,762
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (e)	1,950	2,002
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (e)	1,045	1,085
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (e)	1,993	2,030
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	4,640	4,657
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (e)	2,589	2,654
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (e)	4,365	4,432
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (e)	1,525	1,546
Marsh & McLennan Cos., Inc. 4.55% 11/8/2027	2,650	2,671
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,355	1,371
Metropolitan Life Global Funding I 3.45% 12/18/2026 (c)	3,335	3,300
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (e)	5,831	5,963
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (e)	1,170	1,203
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (e)	575	587
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (e)	1,557	1,618
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	2,060	2,095
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (e)	1,580	1,618
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (e)	1,900	1,948
National Australia Bank, Ltd. 5.087% 6/11/2027	2,300	2,344
National Australia Bank, Ltd. 4.50% 10/26/2027	1,050	1,062
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (e)	2,890	2,943
New York Life Global Funding 4.60% 12/5/2029 (c)	814	824
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (e)	1,720	1,721
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026) (e)	3,666	3,672
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026) (e)	4,505	4,632
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (e)	108	112
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (e)	394	404
Royal Bank of Canada 4.875% 1/12/2026	780	782
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (e)	1,361	1,364
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (e)	1,510	1,542
Royal Bank of Canada 4.97% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (e)	1,250	1,269
State Street Corp. 4.834% 4/24/2030	1,150	1,172
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,119	1,166
Synchrony Bank 5.40% 8/22/2025	1,334	1,334
Toronto-Dominion Bank (The) 0.75% 9/11/2025	1,729	1,716
Toronto-Dominion Bank (The) 4.568% 12/17/2026	3,820	3,836
Toronto-Dominion Bank (The) 4.861% 1/31/2028	2,150	2,181
Toronto-Dominion Bank (The) 5.523% 7/17/2028	180	186
Toronto-Dominion Bank (The) 4.783% 12/17/2029	458	463
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (e)	7,326	7,426
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (e)	149	153
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (e)	592	601
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (e)	266	276
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (e)	100	103
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (c)(e)	3,550	3,483
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (c)(e)	1,200	1,233
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (e)	6,625	6,771
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (e)	3,145	3,172
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (e)	995	1,028
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (e)	325	333

115	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (e)	USD 1,650	$1,690
Wells Fargo Bank, N.A. 5.45% 8/7/2026	1,700	1,722
Willis North America, Inc. 4.65% 6/15/2027	1,240	1,247
		232,682

Utilities 3.85%
CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	258
Consumers Energy Co. 4.70% 1/15/2030	564	573
DTE Energy Co. 4.95% 7/1/2027	450	455
DTE Energy Co. 5.10% 3/1/2029	350	357
Duke Energy Corp. 5.00% 12/8/2025	1,630	1,634
Edison International 4.70% 8/15/2025	4,424	4,417
Edison International 5.25% 11/15/2028	550	545
Edison International 5.45% 6/15/2029	1,206	1,193
Edison International 6.95% 11/15/2029	223	232
Edison International 6.25% 3/15/2030	1,177	1,196
Eversource Energy 5.95% 2/1/2029	1,139	1,190
Florida Power & Light Co. 5.15% 6/15/2029	1,145	1,185
Georgia Power Co. 5.004% 2/23/2027	1,647	1,671
Georgia Power Co. 4.65% 5/16/2028	400	406
NiSource, Inc. 0.95% 8/15/2025	240	239
NiSource, Inc. 5.20% 7/1/2029	475	488
Pacific Gas and Electric Co. 3.45% 7/1/2025	4,821	4,821
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,410	2,387
Pacific Gas and Electric Co. 2.95% 3/1/2026	2,484	2,452
Pacific Gas and Electric Co. 5.00% 6/4/2028	2,425	2,433
Pacific Gas and Electric Co. 4.65% 8/1/2028	2,275	2,263
Pacific Gas and Electric Co. 6.10% 1/15/2029	1,065	1,104
PacifiCorp 5.10% 2/15/2029	405	413
PacifiCorp 5.30% 2/15/2031	263	271
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	1,282	1,304
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	475	410
Southern California Edison Co. 4.90% 6/1/2026	4,556	4,561
Southern California Edison Co. 5.85% 11/1/2027	3,649	3,740
Southern California Edison Co. 5.30% 3/1/2028	300	304
Southern California Edison Co. 5.65% 10/1/2028	185	190
Southern California Edison Co. 5.25% 3/15/2030	2,402	2,428
Southern California Edison Co. 5.45% 6/1/2031	293	298
Wisconsin Public Service Corp. 4.55% 12/1/2029	1,100	1,114
Xcel Energy, Inc. 3.35% 12/1/2026	2,865	2,826
Xcel Energy, Inc. 4.75% 3/21/2028	1,577	1,593
		50,951

Health care 3.76%
AbbVie, Inc. 4.80% 3/15/2027	2,375	2,399
AbbVie, Inc. 4.80% 3/15/2029	1,718	1,752
Amgen, Inc. 5.507% 3/2/2026	885	885
Amgen, Inc. 2.20% 2/21/2027	5,731	5,546
Amgen, Inc. 5.15% 3/2/2028	3,544	3,622
AstraZeneca Finance, LLC 4.85% 2/26/2029	792	810
Baxter International, Inc. 1.915% 2/1/2027	6,410	6,174
Becton, Dickinson and Co. 4.874% 2/8/2029	100	101
Bristol-Myers Squibb Co. 4.90% 2/22/2027	2,350	2,381
Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,100	1,126
Cigna Group (The) 5.00% 5/15/2029	500	511
CVS Health Corp. 5.00% 2/20/2026	3,150	3,155
CVS Health Corp. 5.00% 1/30/2029	210	213
CVS Health Corp. 5.40% 6/1/2029	1,586	1,633
Elevance Health, Inc. 4.75% 2/15/2030	451	457

Capital Group Fixed Income ETF Trust	116

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Eli Lilly and Co. 4.75% 2/12/2030	USD 1,192	$1,222
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	159	161
HCA, Inc. 5.00% 3/1/2028	2,750	2,792
Johnson & Johnson 4.80% 6/1/2029	750	771
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	2,000	2,003
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	830	837
Stryker Corp. 4.70% 2/10/2028	2,600	2,636
Stryker Corp. 4.85% 2/10/2030	1,400	1,429
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	4,247	4,167
UnitedHealth Group, Inc. 4.75% 7/15/2026	1,200	1,205
UnitedHealth Group, Inc. 4.80% 1/15/2030	585	594
UnitedHealth Group, Inc. 4.65% 1/15/2031	1,250	1,257
		49,839

Consumer staples 3.03%
Altria Group, Inc. 4.875% 2/4/2028	4,698	4,764
BAT International Finance PLC 5.931% 2/2/2029	1,057	1,109
Campbell’s Co. (The) 5.20% 3/19/2027	3,679	3,732
Campbell’s Co. (The) 5.20% 3/21/2029	255	261
Conagra Brands, Inc. 4.60% 11/1/2025	2,418	2,416
Conagra Brands, Inc. 1.375% 11/1/2027	94	88
Constellation Brands, Inc. 4.40% 11/15/2025	2,491	2,488
Constellation Brands, Inc. 4.35% 5/9/2027	390	390
Constellation Brands, Inc. 4.80% 5/1/2030	248	250
Diageo Investment Corp. 5.125% 8/15/2030	1,293	1,332
Imperial Brands Finance PLC 4.50% 6/30/2028 (c)	1,212	1,212
J. M. Smucker Co. (The) 5.90% 11/15/2028	289	304
Mars, Inc. 4.45% 3/1/2027 (c)	2,000	2,008
Mars, Inc. 4.60% 3/1/2028 (c)	2,350	2,370
Mars, Inc. 4.80% 3/1/2030 (c)	1,900	1,926
Mondelez International, Inc. 4.50% 5/6/2030	1,600	1,599
Nestle Holdings, Inc. 4.00% 9/12/2025 (c)	215	215
Philip Morris International, Inc. 5.00% 11/17/2025	2,798	2,802
Philip Morris International, Inc. 4.875% 2/13/2026	1,609	1,613
Philip Morris International, Inc. 4.75% 2/12/2027	2,700	2,725
Philip Morris International, Inc. 4.375% 11/1/2027	1,975	1,985
Philip Morris International, Inc. 4.125% 4/28/2028	1,400	1,397
Philip Morris International, Inc. 5.25% 9/7/2028	250	257
Philip Morris International, Inc. 4.875% 2/13/2029	380	387
Philip Morris International, Inc. 4.625% 11/1/2029	1,029	1,039
Philip Morris International, Inc. 4.375% 4/30/2030	1,443	1,440
		40,109

Consumer discretionary 2.99%
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (c)	350	354
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (c)	975	989
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (c)	933	945
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (c)	214	218
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (c)	700	717
Ford Motor Credit Co., LLC 3.375% 11/13/2025	3,183	3,162
Ford Motor Credit Co., LLC 6.95% 3/6/2026	310	313
Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,158	5,229
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,924	2,948
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,672	1,689
Ford Motor Credit Co., LLC 6.798% 11/7/2028	350	363
Ford Motor Credit Co., LLC 5.80% 3/8/2029	350	351
Ford Motor Credit Co., LLC 5.875% 11/7/2029	610	612
General Motors Financial Co., Inc. 5.40% 4/6/2026	4,101	4,120
General Motors Financial Co., Inc. 4.90% 10/6/2029	1,051	1,050

117	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
General Motors Financial Co., Inc. 5.35% 1/7/2030	USD 900	$911
Home Depot, Inc. 5.15% 6/25/2026	1,025	1,035
Home Depot, Inc. 4.875% 6/25/2027	750	762
Home Depot, Inc. 4.75% 6/25/2029	911	930
Hyatt Hotels Corp. 5.05% 3/30/2028	600	607
Hyundai Capital America 1.80% 10/15/2025 (c)	1,090	1,081
Hyundai Capital America 5.45% 6/24/2026 (c)	1,454	1,466
Hyundai Capital America 5.30% 3/19/2027 (c)	575	582
Hyundai Capital America 4.875% 6/23/2027 (c)	834	839
Hyundai Capital America 4.90% 6/23/2028 (c)	979	986
Hyundai Capital America 6.10% 9/21/2028 (c)	275	286
Hyundai Capital America 6.50% 1/16/2029 (c)	53	56
Hyundai Capital America 4.55% 9/26/2029 (c)	413	409
Hyundai Capital America 5.30% 1/8/2030 (c)	900	920
Hyundai Capital America 5.15% 3/27/2030 (c)	1,000	1,012
Marriott International, Inc. 5.55% 10/15/2028	250	259
Marriott International, Inc. 4.875% 5/15/2029	350	355
McDonald’s Corp. 5.00% 5/17/2029	461	474
McDonald’s Corp. 4.60% 5/15/2030	1,300	1,314
Toyota Motor Credit Corp. 4.55% 8/9/2029	900	908
Toyota Motor Credit Corp. 4.95% 1/9/2030	1,325	1,356
		39,608

Industrials 2.67%
Air Lease Corp. 5.30% 6/25/2026	1,055	1,062
BAE Systems PLC 5.125% 3/26/2029 (c)	648	664
Boeing Co. (The) 2.196% 2/4/2026	8,003	7,879
Boeing Co. (The) 6.259% 5/1/2027	2,471	2,543
Boeing Co. (The) 6.298% 5/1/2029	378	400
Canadian Pacific Railway Co. 4.80% 3/30/2030	1,382	1,405
Ingersoll-Rand, Inc. 5.197% 6/15/2027	650	661
Ingersoll-Rand, Inc. 5.40% 8/14/2028	260	268
Ingersoll-Rand, Inc. 5.176% 6/15/2029	312	320
L3Harris Technologies, Inc. 5.40% 1/15/2027	5,484	5,577
Lockheed Martin Corp. 4.95% 10/15/2025	515	515
Northrop Grumman Corp. 4.65% 7/15/2030	1,500	1,514
Paychex, Inc. 5.10% 4/15/2030	1,717	1,759
RTX Corp. 3.95% 8/16/2025	2,751	2,748
RTX Corp. 5.75% 11/8/2026	6,427	6,548
Waste Management, Inc. 4.65% 3/15/2030	1,500	1,522
		35,385

Communication services 1.91%
AT&T, Inc. 1.70% 3/25/2026	6,617	6,486
Charter Communications Operating, LLC 4.908% 7/23/2025	3,187	3,187
Charter Communications Operating, LLC 6.15% 11/10/2026	9,369	9,551
Charter Communications Operating, LLC 6.10% 6/1/2029	1,543	1,616
Comcast Corp. 5.10% 6/1/2029	600	619
T-Mobile USA, Inc. 2.25% 2/15/2026	3,687	3,632
T-Mobile USA, Inc. 4.80% 7/15/2028	275	279
		25,370

Energy 1.76%
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,806	1,804
Chevron USA, Inc. 0.687% 8/12/2025	811	808
Chevron USA, Inc. 4.687% 4/15/2030	1,043	1,064
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028 (c)	450	469
ConocoPhillips Co. 4.70% 1/15/2030	1,600	1,623

Capital Group Fixed Income ETF Trust	118

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Diamondback Energy, Inc. 5.20% 4/18/2027	USD 3,685	$3,737
Enbridge, Inc. 5.90% 11/15/2026	2,882	2,934
Enbridge, Inc. 6.00% 11/15/2028	300	315
Energy Transfer, LP 6.10% 12/1/2028	438	460
Energy Transfer, LP 5.25% 7/1/2029	973	997
EOG Resources, Inc. 4.40% 7/15/2028	706	710
Kinder Morgan, Inc. 5.00% 2/1/2029	319	324
Occidental Petroleum Corp. 5.00% 8/1/2027	2,236	2,257
Occidental Petroleum Corp. 5.20% 8/1/2029	525	527
Petroleos Mexicanos 6.875% 10/16/2025	1,784	1,783
Petroleos Mexicanos 6.875% 8/4/2026	3,472	3,475
		23,287

Information technology 1.28%
Apple, Inc. 0.55% 8/20/2025	495	493
Broadcom, Inc. 3.15% 11/15/2025	2,902	2,887
Broadcom, Inc. 4.15% 2/15/2028	1,400	1,396
Broadcom, Inc. 5.05% 7/12/2029	1,000	1,024
Broadcom, Inc. 4.35% 2/15/2030	1,000	997
Microchip Technology, Inc. 4.90% 3/15/2028	4,051	4,096
Microchip Technology, Inc. 5.05% 3/15/2029	350	356
Microchip Technology, Inc. 5.05% 2/15/2030	193	196
Oracle Corp. 1.65% 3/25/2026	500	490
Oracle Corp. 4.80% 8/3/2028	1,700	1,728
Synopsys, Inc. 4.65% 4/1/2028	3,150	3,183
Texas Instruments, Inc. 4.60% 2/8/2029	130	132
		16,978

Real estate 1.12%
COPT Defense Properties, LP 2.25% 3/15/2026	2,492	2,445
Equinix, Inc. 1.00% 9/15/2025	2,760	2,738
Equinix, Inc. 1.45% 5/15/2026	5,975	5,813
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	603	607
VICI Properties, LP 4.75% 4/1/2028	3,202	3,229
		14,832

Materials 0.63%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	875	878
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	256
Celanese US Holdings, LLC 6.165% 7/15/2027	328	340
Celanese US Holdings, LLC 6.35% 11/15/2028	2,016	2,120
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (c)	581	589
Dow Chemical Co. (The) 4.55% 11/30/2025	65	65
International Flavors & Fragrances, Inc. 1.23% 10/1/2025 (c)	756	749
LYB International Finance III, LLC 1.25% 10/1/2025	1,220	1,209
Nutrien, Ltd. 5.95% 11/7/2025	279	280
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	1,800	1,835
		8,321
Total corporate bonds, notes & loans		537,362
Mortgage-backed obligations 32.10%
Federal agency mortgage-backed obligations 12.70%
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (f)	207	213
Fannie Mae Pool #CC0188 6.00% 3/1/2040 (f)	1,119	1,151
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (f)	224	231
Fannie Mae Pool #DA1075 6.00% 11/1/2053 (f)	29	29
Fannie Mae Pool #CB7612 6.00% 12/1/2053 (f)	64	65

119	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DA7801 5.50% 1/1/2054 (f)	USD 917	$918
Fannie Mae Pool #MA5246 5.50% 1/1/2054 (f)	36	36
Fannie Mae Pool #DA5980 6.00% 1/1/2054 (f)	962	979
Fannie Mae Pool #DA5779 6.00% 1/1/2054 (f)	112	115
Fannie Mae Pool #DA9467 6.00% 2/1/2054 (f)	57	58
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (f)	3,808	3,811
Fannie Mae Pool #DA9742 6.00% 3/1/2054 (f)	164	166
Fannie Mae Pool #DA6019 5.50% 4/1/2054 (f)	860	861
Fannie Mae Pool #DB2745 5.50% 4/1/2054 (f)	460	462
Fannie Mae Pool #DB2626 5.50% 4/1/2054 (f)	31	31
Fannie Mae Pool #BY7524 5.50% 4/1/2054 (f)	29	29
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (f)	768	782
Fannie Mae Pool #DB1087 6.00% 5/1/2054 (f)	889	905
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	4,265	4,338
Fannie Mae Pool #FA0445 5.50% 1/1/2055 (f)	3,369	3,371
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	2,854	2,902
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (f)	917	932
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (f)	14,516	14,760
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (f)	1,000	1,033
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054 (c)(d)(f)	575	575
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (c)(d)(f)	5,000	5,039
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (f)	1,000	1,029
Freddie Mac Pool #QO3370 6.00% 4/1/2040 (f)	783	807
Freddie Mac Pool #SD3513 6.00% 8/1/2053 (f)	29	30
Freddie Mac Pool #QH6125 6.00% 12/1/2053 (f)	31	32
Freddie Mac Pool #QH9078 5.50% 1/1/2054 (f)	490	492
Freddie Mac Pool #RJ1372 6.00% 1/1/2054 (f)	1,498	1,524
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (f)	116	121
Freddie Mac Pool #QH9775 5.50% 2/1/2054 (f)	497	497
Freddie Mac Pool #SD8431 5.50% 5/1/2054 (f)	478	479
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)	856	871
Freddie Mac Pool #QI6042 6.00% 5/1/2054 (f)	703	717
Freddie Mac Pool #QI8145 6.00% 6/1/2054 (f)	901	920
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	12	12
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (f)	198	207
Freddie Mac Pool #RJ2526 6.00% 7/1/2054 (f)	514	523
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (f)	2,133	2,209
Freddie Mac Pool #SD5986 6.50% 7/1/2054 (f)	732	764
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	2,348	2,388
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (f)	1,000	1,033
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (f)	12,151	12,160
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (f)	35	35
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (f)	177	183
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (f)	157	160
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (f)	13,506	13,516
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	510	519
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	44,929	45,684
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (f)	11,912	12,112
Uniform Mortgage-Backed Security 5.50% 7/1/2040 (f)	492	501
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (f)(g)	24,500	24,899
		168,216

Collateralized mortgage-backed obligations (privately originated) 11.46%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (c)(e)(f)	1,568	1,565
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (c)(d)(f)	68	66
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049 (c)(d)(f)	306	298
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (c)(e)(f)	272	262
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (c)(e)(f)	2,887	2,792
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (c)(d)(f)	50	49

Capital Group Fixed Income ETF Trust	120

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (c)(e)(f)	USD 1,676	$1,692
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (c)(e)(f)	5,480	5,515
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (c)(e)(f)	3,934	3,958
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (c)(e)(f)	3,883	3,904
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (c)(d)(f)	316	313
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(d)(f)	692	686
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (c)(d)(f)	485	471
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (c)(d)(f)	3,150	3,084
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (c)(e)(f)	2,011	1,976
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (c)(d)(f)	18	18
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (c)(e)(f)	2,519	2,493
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (c)(e)(f)	829	831
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (c)(e)(f)	884	898
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (c)(d)(f)	1,848	1,846
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 10.42% 9/25/2028 (d)(f)	40	41
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (c)(d)(f)	1,047	1,075
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.205% 6/25/2043 (c)(d)(f)	303	306
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.005% 7/25/2043 (c)(d)(f)	305	307
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.355% 1/25/2044 (c)(d)(f)	905	904
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.005% 1/25/2044 (c)(d)(f)	995	1,021
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (c)(d)(f)	624	624
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.805% 2/25/2044 (c)(d)(f)	593	604
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2044 (c)(d)(f)	814	814
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.505% 5/25/2044 (c)(d)(f)	333	338
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.455% 9/25/2044 (c)(d)(f)	1,921	1,929
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.905% 9/25/2044 (c)(d)(f)	275	276
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (c)(d)(f)	584	585
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (c)(d)(f)	2,340	2,326
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (c)(e)(f)	2,195	2,114
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.12% 4/25/2028 (d)(f)	46	47
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 9.97% 7/25/2028 (d)(f)	143	147
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.255% 6/25/2042 (c)(d)(f)	832	851
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.455% 9/25/2042 (c)(d)(f)	1,073	1,081
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.655% 2/25/2044 (c)(d)(f)	1,408	1,415
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.555% 5/25/2044 (c)(d)(f)	1,970	1,980
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.355% 10/25/2044 (c)(d)(f)	1,429	1,430
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.255% 1/25/2045 (c)(d)(f)	952	951

121	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.405% 5/25/2045 (c)(d)(f)	USD 1,108	$1,109
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.12% 1/25/2050 (c)(d)(f)	20	20
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(e)(f)	645	650
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (c)(e)(f)	615	599
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (c)(e)(f)	443	444
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (c)(e)(f)	1,376	1,376
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028) (c)(e)(f)	4,192	4,181
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(e)(f)	2,138	2,153
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (c)(d)(f)	231	224
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (c)(e)(f)	1,469	1,485
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059 (c)(d)(f)	541	520
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (c)(d)(f)	200	192
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 5/25/2065 (c)(e)(f)	2,567	2,584
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(d)(f)	541	501
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (c)(e)(f)	5,494	5,522
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.644% 3/25/2053 (c)(d)(f)	981	967
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026) (c)(e)(f)	705	706
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026) (c)(e)(f)	448	448
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (c)(e)(f)	429	430
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (c)(e)(f)	2,722	2,733
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (c)(e)(f)	957	964
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.677% 4/25/2053 (c)(d)(f)	2,157	2,155
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (c)(e)(f)	1,354	1,365
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(e)(f)	1,156	1,168
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (c)(e)(f)	2,522	2,545
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (c)(e)(f)	3,206	3,244
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (c)(e)(f)	1,967	1,960
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (c)(e)(f)	3,902	3,926
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (c)(e)(f)	2,489	2,498
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(e)(f)	3,532	3,553
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(e)(f)	4,979	5,000
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (c)(e)(f)	1,343	1,260
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (c)(f)	1,957	1,908
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (c)(f)	479	467
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (c)(f)	1,143	1,096
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (c)(f)	2,247	2,121
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (c)(f)	997	939
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (c)(e)(f)	1,816	1,739
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.062% 10/17/2041 (c)(d)(f)	1,648	1,659
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.762% 2/17/2042 (c)(d)(f)	600	601
Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.009% 5/25/2055 (c)(d)(f)	990	974
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (c)(d)(f)	273	268
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (c)(d)(f)	2,161	2,144
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (c)(d)(f)	109	108
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.676% 4/25/2057 (c)(d)(f)	391	385
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (c)(d)(f)	303	297
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (c)(d)(f)	192	190
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (c)(d)(f)	409	399
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.704% 12/25/2058 (c)(d)(f)	426	413
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.75% 11/25/2060 (c)(d)(f)	1,225	1,189
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (c)(f)	934	903

Capital Group Fixed Income ETF Trust	122

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.107% 7/25/2065 (c)(d)(f)	USD 1,678	$1,712
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (c)(f)	1,371	1,376
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (c)(f)	347	349
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (c)(f)	2,242	2,231
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (c)(e)(f)	487	486
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (c)(e)(f)	187	187
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (c)(e)(f)	747	748
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (c)(e)(f)	509	513
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (c)(e)(f)	1,180	1,189
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (c)(e)(f)	3,397	3,437
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(e)(f)	1,052	1,064
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (c)(e)(f)	1,023	1,023
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (c)(d)(f)	2,288	2,288
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(d)(f)	2,019	2,024
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (c)(e)(f)	1,815	1,825
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (c)(e)(f)	3,246	3,281
		151,898

Commercial mortgage-backed securities 7.94%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 6.043% 6/15/2030 (c)(d)(f)	3,550	3,575
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (c)(f)	2,477	2,380
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.003% 7/15/2041 (c)(d)(f)	447	448
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (c)(d)(f)	2,337	2,386
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048 (f)	260	259
Bank5, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (f)	1,227	1,283
Bank5, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (d)(f)	1,403	1,445
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (f)	819	807
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (f)	1,127	1,110
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (d)(f)	133	138
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (f)	430	449
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (f)	2,142	2,246
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (d)(f)	350	368
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (d)(f)	166	174
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (f)	414	393
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.231% 3/15/2037 (c)(d)(f)	241	228
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (f)	574	594
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (d)(f)	305	299
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051 (d)(f)	800	765
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (d)(f)	145	144
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (f)	351	304
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (f)	845	874
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (d)(f)	50	52
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (f)	53	55
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058 (f)	1,105	1,157
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.654% 3/15/2041 (c)(d)(f)	992	995
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (d)(f)	89	94
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (d)(f)	60	63
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (d)(f)	561	583
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (d)(f)	985	1,032
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (f)	1,784	1,828
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	450	468
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.7785% 4/15/2058 (f)	1,380	1,442
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.232% 8/15/2041 (c)(d)(f)	4,000	4,017
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.605% 12/15/2039 (c)(d)(f)	2,165	2,170
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.754% 4/15/2029 (c)(d)(f)	1,838	1,844

123	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.853% 5/15/2034 (c)(d)(f)	USD 655	$656
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.376% 9/15/2036 (c)(d)(f)	183	183
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.276% 11/15/2038 (c)(d)(f)	429	429
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (c)(d)(f)	483	483
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 8/15/2039 (c)(d)(f)	2,139	2,151
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039 (c)(d)(f)	78	78
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.009% 8/15/2039 (c)(d)(f)	140	140
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (c)(d)(f)	3,803	3,858
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(f)	3,361	3,455
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.927% 7/15/2042 (c)(d)(f)	4,000	4,017
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (c)(f)	887	858
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.203% 7/15/2041 (c)(d)(f)	454	455
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.953% 8/15/2041 (c)(d)(f)	983	981
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (f)	375	365
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(d)(f)	750	785
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(d)(f)	361	373
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (f)	1,000	987
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049 (f)	270	267
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.1908% 11/15/2050 (f)	68	66
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (d)(f)	1,800	1,744
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (c)(f)	2,490	2,600
ELM Trust 2024, Series 2024-ELM, Class A15, 5.994% 6/10/2039 (c)(d)(f)	1,928	1,944
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (c)(d)(f)	1,752	1,772
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.506% 7/15/2038 (c)(d)(f)	429	429
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.806% 7/15/2038 (c)(d)(f)	429	429
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)	1,216	1,247
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (c)(f)	808	828
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.123% 8/15/2039 (c)(d)(f)	4,000	4,019
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.003% 5/15/2041 (c)(d)(f)	1,356	1,361
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047 (f)	8	8
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (f)	454	442
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.705% 3/15/2042 (c)(d)(f)	2,419	2,424
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.913% 3/15/2042 (c)(d)(f)	1,358	1,358
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (c)(d)(f)	591	597
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(d)(f)	3,625	3,741
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.662% 3/15/2042 (c)(d)(f)	2,995	2,986
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (c)(d)(f)	2,549	2,577
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (c)(f)	857	811
Morgan Stanley BAML Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2030 (f)	1,807	1,868
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (f)	500	488
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048 (d)(f)	500	498
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (f)	550	541
Multi Family Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.305% 11/25/2053 (c)(d)(f)	205	212
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.055% 7/25/2054 (c)(d)(f)	534	539
Multi Family Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (c)(d)(f)	1,082	1,085
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.703% 5/15/2039 (c)(d)(f)	708	708
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.053% 5/15/2039 (c)(d)(f)	486	484
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.576% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (c)(e)(f)	1,000	996

Capital Group Fixed Income ETF Trust	124

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.926% 5/15/2038 (c)(d)(f)	USD 362	$360
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (f)	747	736
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.312% 1/15/2039 (c)(d)(f)	500	498
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.755% 3/15/2042 (c)(d)(f)	4,783	4,756
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (f)	300	293
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048 (d)(f)	368	367
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (f)	505	490
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (f)	40	42
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (f)	225	236
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (d)(f)	358	375
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058 (d)(f)	194	193
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059 (f)	541	535
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (c)(d)(f)	206	206
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (c)(d)(f)	173	176
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027 (c)(d)(f)	100	101
		105,156
Total mortgage-backed obligations		425,270
Asset-backed obligations 24.44%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (c)(f)	913	917
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (c)(f)	4,111	4,104
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (c)(f)	5,000	4,984
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028 (c)(f)	457	459
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (c)(f)	3,000	3,014
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (c)(f)	1,046	1,051
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (c)(f)	90	90
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (c)(f)	597	597
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (c)	4,617	4,622
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032 (c)(d)(f)	1,433	1,434
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027 (c)(f)	130	130
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (c)(f)	194	195
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (c)(f)	923	928
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (c)(f)	2,092	2,102
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (c)(f)	250	250
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (c)	1,042	1,045
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (c)(f)	920	923
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (c)(f)	1,820	1,865
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (c)	1,759	1,773
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (c)(f)	187	188
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (c)(f)	1,431	1,436
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.691% 5/26/2031 (c)(d)(f)	15	16
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.369% 1/20/2033 (c)(d)(f)	1,166	1,167
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (c)	2,763	2,797
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (c)(f)	1,548	1,580
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (c)(f)	1,125	1,131
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (c)(f)	5,000	4,987
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (c)(f)	350	346
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (c)(f)	118	119
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027 (c)(f)	500	502
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (c)(f)	290	293
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class C, 6.18% 10/20/2027 (c)(f)	1,000	1,007
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (c)(f)	259	264
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (c)	289	294

125	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (c)	USD 627	$635
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (c)	770	785
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (c)(f)	700	720
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (c)	2,919	2,977
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (c)(d)(f)	1,250	1,253
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (c)(f)	211	207
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.254% 5/17/2031 (c)(d)(f)	1,640	1,637
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.469% 7/20/2035 (c)(d)(f)	494	494
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (c)(f)	190	192
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (c)(f)	139	141
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (c)(f)	806	812
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (f)	289	290
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (f)	1,834	1,841
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (f)	251	252
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (f)	370	372
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class B, 5.94% 2/15/2030 (f)	2,000	2,021
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (f)	1,441	1,472
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (f)	787	788
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (c)(f)	2,666	2,704
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (c)(f)	58	58
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (c)(f)	171	172
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(f)	2,309	2,345
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (c)(f)	1,349	1,335
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (c)(f)	1,079	1,039
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (c)(f)	1,489	1,505
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (c)(f)	265	268
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (c)(f)	544	548
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (c)(f)	680	695
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (c)(f)	312	290
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (c)(f)	1,535	1,404
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (c)(f)	581	587
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027 (c)(f)	480	481
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (c)(f)	139	139
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (c)(f)	694	695
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (c)(f)	465	469
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (c)(f)	118	119
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (c)(f)	100	102
CPS Auto Trust, Series 2024-B, Class B, 6.04% 10/16/2028 (c)(f)	2,000	2,018
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (c)	1,929	1,933
CPS Auto Trust, Series 2024-B, Class C, 6.28% 7/15/2030 (c)(f)	2,000	2,040
CPS Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (c)	2,629	2,650
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (c)(f)	2,189	2,214
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (c)(f)	828	839
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031 (f)	1,452	1,485
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (c)(f)	1,992	2,006
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (c)(f)	715	719
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (c)(f)	491	501
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (f)	513	513
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (f)	407	409
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (f)	1,114	1,114
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (f)	723	733
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (f)	1,090	1,092
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032	1,849	1,860
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032	497	501
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (c)(f)	1,061	1,064
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.618% 1/15/2031 (c)(d)(f)	101	101
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (c)(f)	380	387
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (c)(f)	2,257	2,292
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (c)(f)	574	579

Capital Group Fixed Income ETF Trust	126

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (c)(f)	USD 230	$232
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027 (f)	50	50
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027 (f)	45	45
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31% 10/15/2027 (f)	214	215
Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.82% 2/15/2028 (f)	512	513
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (f)	161	161
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (f)	514	515
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028 (f)	797	804
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (f)	240	244
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (f)	355	358
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (f)	574	585
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (f)	1,210	1,218
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (f)	423	428
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028	1,286	1,287
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/15/2029 (f)	592	595
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (f)	668	680
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (f)	2,110	2,154
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039 (c)(f)	490	487
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (c)(f)	141	141
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (c)(f)	399	403
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (f)	806	808
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (f)	175	176
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030	2,077	2,103
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.319% 10/20/2032 (c)(d)(f)	1,092	1,092
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (c)(f)	326	312
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (c)(f)	759	708
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (c)(f)	896	899
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (c)(f)	537	542
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (c)(f)	151	153
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (c)(f)	1,083	1,091
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (c)	2,652	2,677
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (c)(f)	1,303	1,320
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (c)(f)	837	855
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (c)(f)	746	760
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07% 11/15/2030 (c)(f)	3,000	3,028
GLS Auto Receivables Trust, Series 2025-1A, Class D, 5.61% 11/15/2030 (c)(f)	3,000	3,054
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (c)(f)	220	224
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (c)(f)	773	810
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (c)(f)	1,888	1,902
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (f)	441	443
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (f)	624	632
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 5.819% 4/20/2033 (c)(d)(f)	1,496	1,496
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.422% 7/20/2035 (c)(d)	1,500	1,501
GreatAmerica Leasing Receivables, Series 2025-1, Class A3, 4.49% 4/16/2029 (c)(f)	1,805	1,811
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.644% 7/28/2031 (c)(d)(f)	33	33
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (c)(f)	1,113	1,119
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (c)(f)	250	253
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (c)(f)	250	239
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (c)(f)	2,920	2,935
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (c)(f)	502	483
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (c)(f)	281	286
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (c)(f)	1,449	1,473
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (c)(f)	349	357
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(f)	1,616	1,624
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (c)(f)	3,709	3,758
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (c)	2,999	3,015
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (c)	1,610	1,621
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (c)	1,643	1,661
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/26/2031 (c)	2,000	2,028

127	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (c)(f)	USD 960	$963
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (c)(f)	267	269
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.469% 4/20/2032 (c)(d)(f)	1,300	1,300
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 5.919% 4/20/2032 (c)(d)(f)	1,000	1,001
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.119% 4/20/2032 (c)(d)(f)	957	960
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (f)	923	932
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.519% 7/20/2036 (c)(d)(f)	797	798
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (c)(f)	273	275
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (c)(f)	299	300
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (c)(f)	318	321
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (c)(f)	721	732
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (c)(f)	608	624
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (c)(f)	367	372
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (c)(f)	444	452
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (c)(f)	507	516
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (c)(f)	410	412
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (c)(f)	148	149
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (c)(f)	175	181
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.602% 7/16/2031 (c)(d)(f)	194	194
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (c)(f)	2,289	2,315
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 5.671% 4/19/2034 (c)(d)(f)	300	300
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036 (c)(d)(f)	693	694
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.319% 7/23/2032 (c)(d)(f)	942	942
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (f)	2,385	2,415
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (f)	1,500	1,509
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (f)	857	871
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (c)(f)	2,102	2,116
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (c)(f)	1,638	1,653
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (c)(f)	1,212	1,223
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)	2,591	2,593
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.89% 9/15/2031 (c)	995	997
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 6.13% 9/15/2031 (c)	427	428
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (c)	1,587	1,597
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (c)(f)	3,862	3,884
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (c)(f)	2,115	2,125
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(f)	2,253	2,255
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (c)(f)	1,958	1,974
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(f)	1,020	1,033
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (c)(f)	1,001	996
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (c)(f)	992	991
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (c)(f)	1,015	1,013
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.275% 7/24/2031 (c)(d)(f)	287	287
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.575% 7/24/2031 (c)(d)(f)	889	890
Parallel, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.712% 7/20/2036 (c)(d)	3,000	3,000
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (c)(f)	722	723
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (c)(f)	2,102	2,119
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(f)	1,326	1,331
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (c)(f)	293	294
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (c)(f)	764	768
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (c)(f)	2,000	2,017
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (c)(f)	2,969	2,995
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035 (f)	1,764	1,775
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (c)(f)	651	660
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039 (c)(f)	1,409	1,406

Capital Group Fixed Income ETF Trust	128

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (c)(f)	USD 1,833	$1,839
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (c)(f)	894	900
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (c)(f)	1,450	1,470
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (c)(f)	3,450	3,500
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (c)(f)	353	354
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (c)(f)	422	431
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (c)(f)	706	708
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (f)	23	23
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (f)	87	88
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (f)	318	320
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (f)	558	561
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (f)	1,517	1,541
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (f)	900	907
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (f)	124	126
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (c)(f)	878	880
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(f)	3,567	3,644
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(f)	331	334
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (c)(f)	1,059	1,067
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (c)(f)	1,846	1,861
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (c)(f)	1,002	1,002
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.854% 11/15/2052 (c)(d)(f)	200	202
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (c)	1,247	1,263
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.681% 4/18/2031 (c)(d)(f)	143	143
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (c)(f)	1,058	1,065
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.296% 4/15/2032 (c)(d)(f)	2,439	2,439
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (c)(d)(f)	2,265	2,265
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (c)(f)	2,173	2,165
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.689% 4/20/2036 (c)(d)(f)	2,000	2,004
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (f)	498	507
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (f)	2,835	2,879
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (c)(f)	787	742
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (c)(f)	755	695
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (c)(f)	530	495
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (c)	2,013	2,013
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (c)	1,007	1,007
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033 (c)(f)	4,484	4,504
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034 (c)(d)(f)	3,229	3,225
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (c)(f)	902	812
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (f)	1,283	1,291
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (f)	659	669
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (c)(f)	4,382	4,387
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.469% 1/20/2032 (c)(d)(f)	1,053	1,053
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.652% 4/25/2033 (c)(d)(f)	250	250
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 6.282% 4/25/2033 (c)(d)(f)	1,000	1,004
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (c)(f)	894	832
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(f)	1,533	1,534
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027 (c)(f)	1,078	1,080
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (c)(f)	2,419	2,422
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029 (c)(f)	1,500	1,511
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.459% 1/20/2037 (c)(d)(f)	1,000	1,000
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (c)(f)	558	568
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (c)(f)	164	170
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (c)	3,364	3,405

129	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (f)		USD 1,937	$1,941
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (c)(f)		652	665
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (c)(f)		625	642
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (c)(f)		2,825	2,875
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.456% 10/15/2031 (c)(d)(f)		1,142	1,142
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.056% 10/15/2031 (c)(d)(f)		870	872
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027 (c)(f)		92	92
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (c)(f)		217	218
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (c)(f)		416	417
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (c)(f)		748	752
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (c)(f)		177	177
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (c)(f)		412	415
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (c)(f)		597	606
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (c)(f)		523	529
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (c)(f)		703	718
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (c)(f)		536	538
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (c)(f)		2,154	2,166
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (c)(f)		1,373	1,380
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.469% 10/20/2030 (c)(d)(f)		220	220
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(f)		361	361
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032 (c)(f)		667	672
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (c)(f)		708	715
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (f)		2,157	2,205
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (f)		3,374	3,401
			323,717
Bonds & notes of governments & government agencies outside the U.S. 0.17%
Chile (Republic of) 4.85% 1/22/2029		1,185	1,204
United Mexican States 5.00% 5/7/2029		1,010	1,017
			2,221
Total bonds, notes & other debt instruments (cost: $1,276,455,000)			1,288,570
Short-term securities 4.98%		Shares
Money market investments 4.94%
Capital Group Central Cash Fund 4.35% (h)(i)		654,785	65,478
	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury bills 0.04%
U.S. Treasury 7/3/2025 (j)	4.291%	USD 500	500
Total short-term securities (cost: $65,965,000)			65,978
Total investment securities 102.26% (cost: $1,342,420,000)			1,354,548

Other assets less liabilities (2.26)%	(29,956)
Net assets 100.00%	$1,324,592

Capital Group Fixed Income ETF Trust	130

Capital Group Short Duration Income ETF (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	2,592	9/30/2025	USD539,197	$2,165
10 Year Ultra U.S. Treasury Note Futures	Short	652	9/19/2025	(74,501)	(1,854)
					$311
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.1665%	Annual	9/18/2034	USD56,900	$2,146	$—	$2,146
Investments in affiliates (i)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.94%
Money market investments 4.94%
Capital Group Central Cash Fund 4.35% (h)	$60,729	$280,352	$275,594	$(13)	$4	$65,478	$1,915

(a)	Value determined using significant unobservable inputs.
(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,008,000, which represented 0.15% of the net assets of the fund.

(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $551,435,000, which represented
41.63% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Step bond; coupon rate may change at a later date.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	Purchased on a TBA basis.
(h)	Rate represents the seven-day yield at 6/30/2025.
(i)	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $390,000, which represented 0.03% of the net assets of the fund.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate

TBA = To-be-announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

131	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETFunaudited
Investment portfolio June 30, 2025

Bonds, notes & other debt instruments 92.69%	Principal amount (000)	Value (000)
Alabama 3.09%
County of Baldwin, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Novelis Corp. Project), Series 2025-A, AMT, 5.00% 6/1/2055 (put 6/1/2032) (a)	USD 305	$308
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	800	847
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	2,055	2,060
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)	3,000	3,165
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	2,240	2,259
Health Care Auth., Baptist Health, An Affiliate of UAB Health System, Series 2023-A, 5.00% 11/15/2029	1,000	1,061
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	1,305	1,414
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	195	205
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	1,000	1,037
Lower Alabama Gas Dist., Gas Project Rev. Bonds (Project No. 2), Series 2020, 4.00% 12/1/2050 (put 12/1/2025)	2,000	2,004
Midcity Improvement Dist., Special Assessment Rev. Bonds, Series 2022, 3.875% 11/1/2027	185	180
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	150	147
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	4,000	4,219
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	2,000	2,069
Stadium Trace Village Improvement Dist. Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	1,050	930
		21,905
Alaska 1.05%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	1,000	1,001
City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 4.05% 12/1/2033 (b)	6,445	6,445
		7,446
Arizona 2.46%
Deer Valley Unified School Dist. No. 97, School Improvement Bonds (Project of 2013), Series 2019-E, 5.00% 7/1/2025	500	500
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2028	625	661
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund - Kestrel Verifiers), Series 2021-A, 4.00% 11/1/2026	1,000	1,015
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029 (a)	160	158
Industrial Dev. Auth., Multi Family Housing Bonds (Ironwood Ranch Apartments Project), Series 2024, 5.00% 2/1/2058 (put 9/1/2026)	1,100	1,124
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	3,820	3,932
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2028	2,000	2,139
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	290	294
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 3.25% 11/15/2052 (b)	2,200	2,200
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	295	297
Phoenix Union High School Dist. No. 210, Improvement Bonds (Project of 2023), Series 2025-B, 5.00% 7/1/2029	475	517
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032	2,000	2,065
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028	1,000	1,020
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2025	500	501
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 3.80% 4/1/2029 (put 9/2/2025)	1,000	1,000
		17,423
Arkansas 0.54%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (a)	4,000	3,852
California 12.47%
Alvord Unified School Dist., GO Bonds, 2007 Election, CAB, Series 2011-B, Assured Guaranty insured, 0% 8/1/2036	1,000	625
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2027	1,085	1,087
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty insured, 5.00% 9/1/2025	1,065	1,069

Capital Group Fixed Income ETF Trust	132

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty insured, 5.00% 10/1/2028	USD 570	$586
Clovis Unified School Dist., GO Bonds, CAB, 2001 Election, Series 2002-B, National insured, 0% 8/1/2027	1,000	941
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	2,000	1,989
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2052 (put 12/1/2027)	1,000	1,003
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	3,000	3,163
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	1,270	1,346
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	1,500	1,586
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	1,390	1,477
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	2,000	2,109
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	145	155
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	3,000	3,009
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2030	400	426
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2032	245	260
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2028	500	523
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.125% 1/15/2028 (c)	2,000	2,170
GO Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	3,000	3,237
GO Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2032	1,500	1,699
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	934	873
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	472	440
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2022-B, 5.00% 11/1/2025	120	121
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2028	1,000	1,042
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2029	600	650
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 9/2/2028	675	676
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2027	1,085	1,129
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031	400	401
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-D, 5.00% 5/15/2030	400	446
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2029	1,105	1,173
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2026	1,020	1,036
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2025-A, AMT, 5.00% 5/15/2029	1,190	1,263
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2023-A, AMT, 5.00% 5/15/2030	2,000	2,144
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	825	881
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2032	1,000	1,093
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2027	1,415	1,466
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2027	375	389
Los Angeles County Dev. Auth. Multi Family Housing Rev. Bonds (Century and Restorative Care Village Phase I), Series 2025-C, 3.35% 9/1/2059 (put 9/1/2028)	2,810	2,816
Madera Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2007, National insured, 0% 8/1/2028	1,000	907
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	2,000	2,205
Monrovia Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, 0% 8/1/2029	1,000	883
Monrovia Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2000-B, 0% 8/1/2031	1,295	1,065
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2029	450	493
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hisperia - Silverwood), Special Tax Bonds, Series 2024, 4.50% 9/1/2034	200	203
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	500	502
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2031	100	100

133	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2029	USD 1,000	$1,049
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2027	145	151
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2028	190	201
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029)	500	507
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 3.70% 7/1/2043 (put 8/15/2025) (a)	1,880	1,879
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2025	1,000	1,003
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2029	2,835	3,070
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty insured, 5.00% 10/1/2026	1,235	1,242
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	735	737
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2026	65	66
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	150	154
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	195	201
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	245	255
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,155	1,178
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2025-A-2, AMT, 5.00% 5/1/2029	1,000	1,061
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050 (preref. 5/1/2029)	1,920	1,943
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	1,235	1,344
San Mateo Community College Dist., GO Bonds, CAB, 2005 Election, Series 2006-B, National insured, 0% 9/1/2031	2,500	2,070
Santa Ana Unified School Dist., GO Bonds, CAB, 1999 Election, Series 2002-B, National insured, 0% 8/1/2030	435	367
South San Francisco Unified School Dist., Rev. Ref. GO Bonds, Series 2025, 5.00% 9/1/2031	930	1,061
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2031	655	716
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	1,910	2,010
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2025-B, 3.70% 7/1/2040 (put 7/1/2027)	1,560	1,560
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	90	94
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2026	260	261
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2029	425	450
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2030	450	479
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2030	1,410	1,505
Tulare Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2004-A, National insured, 0% 8/1/2026	500	483
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, National insured, 0% 8/1/2028	1,250	1,138
Regents of the University of California, General Rev. Bonds, Series 2022-BK, 5.00% 5/15/2032	500	566
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	1,135	1,207
Various Purpose GO Rev. Ref. Bonds, Series 2021, 5.00% 10/1/2029	2,000	2,190
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2030	750	827
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2025	1,130	1,131
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,035	1,060
Wright Elementary School Dist., GO Bonds, Series 2003-A, CAB, 0% 8/1/2028	435	392
		88,465

Capital Group Fixed Income ETF Trust	134

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado 3.57%
Adams County School Dist. No. 14, GO Bonds, Series 2025, 5.00% 12/1/2032	USD 1,715	$1,939
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax GO and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	660	605
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026	500	499
City of Aurora, Velocity Metropolitan Dist. No. 3, Limited Tax GO Bonds, Series 2019, 5.125% 12/1/2034	750	727
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, Assured Guaranty insured, 5.00% 12/1/2028	400	424
Canyons Metropolitan Dist. No. 5, Limited Tax GO and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM insured, 5.00% 12/1/2030	205	221
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,285	1,285
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2016, 5.00% 9/1/2046 (preref. 9/1/2026)	120	123
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2029	1,000	1,047
E-470 Public Highway Auth., Rev. Bonds, CAB, Series 2000-B, National insured, 0% 9/1/2025	675	672
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 4.15% 12/1/2030	1,080	1,066
County of Elbert, Independence Water and Sanitation Dist., Special Rev. Ref. and Improvement Bonds, Series 2024, 5.125% 12/1/2033	840	850
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2026 (escrowed to maturity)	400	407
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	1,000	1,041
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 11/15/2036 (put 11/15/2026)	3,000	3,072
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-1, 5.00% 8/1/2049 (put 8/1/2025)	280	280
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2025-A, 5.00% 12/1/2029	1,000	1,063
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-D, 3.30% 5/15/2061 (put 8/17/2026) (b)	3,500	3,473
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Fitzsimons Gateway Apartment Project), Series 2024-B, 3.18% 9/1/2028 (put 9/1/2027)	1,160	1,167
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050	1,480	1,486
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	1,715	1,695
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2025-J, Class III, 6.25% 5/1/2055	1,500	1,669
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax GO Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 3.50% 12/1/2029	518	504
		25,315
Connecticut 0.35%
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2035	1,075	1,080
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	500	478
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049	545	549
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030 (a)	400	405
		2,512
Delaware 0.43%
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 5.75% 1/1/2055	2,835	3,060
District of Columbia 2.02%
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Belmont Crossing Phase II), Series 2025, 5.00% 3/1/2029 (put 2/1/2028)	315	330
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Parcel 42 Project), Series 2022, 3.05% 9/1/2041 (put 9/1/2025)	850	850
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	2,405	2,516
Income Tax Secured Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2030	1,000	1,102
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	1,000	1,053
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2025	1,425	1,431

135	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	USD 2,000	$2,077
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2029	1,485	1,583
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2029	1,570	1,674
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	375	408
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028	1,250	1,304
		14,328
Florida 4.78%
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2029	420	433
County of Brevard, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Emerald Place Apartments), Series 2025, 3.30%, 2/1/2028 (put 2/1/2027)	565	567
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Tequesta Reserve), Series 2024, 3.15% 3/1/2028 (put 3/1/2027)	2,885	2,884
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2026	1,000	1,020
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 4.30% 5/1/2031 (a)	160	160
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031) (a)	1,335	1,331
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029 (a)	750	758
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026) (a)	2,265	2,293
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.30% 5/1/2029	490	482
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-2, 3.30% 5/1/2029	500	491
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-2, 3.30% 5/1/2029	245	241
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2030	615	651
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2022-A, AMT, 5.00% 10/1/2028	1,500	1,580
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	2,395	2,407
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050	1,045	1,049
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	1,805	1,800
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	1,765	1,743
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	240	263
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2025-1, 6.25% 1/1/2056	2,030	2,239
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Del Webb Project), Series 2017, 4.30% 5/1/2027 (a)	220	222
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Phase 4 Project), Series 2019, 3.80% 5/1/2049	180	179
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, 5.00% 5/1/2026	810	822
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	410	410
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2027	950	985
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cutler Vista), Series 2023, 5.00% 3/1/2027 (put 9/1/2025)	190	190
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031	500	495
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2027	1,190	1,225
North Miami Community Redev. Agcy., Redev. Rev. Bonds, Series 2024, 5.00% 3/1/2028	940	983
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	1,000	1,001
School Board of Orange County, Certs. Of Part., Series 2015-C, 5.00% 8/1/2031 (preref. 8/1/2025)	150	150
County of Pinellas, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Indigo Apartments), Series 2025, 3.40% 7/1/2028 (put 7/1/2027)	1,080	1,084
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 3.25% 9/1/2030	200	193
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.00% 5/1/2032	1,535	1,429
Talavera Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 3.85% 5/1/2030	540	527

Capital Group Fixed Income ETF Trust	136

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 3.80% 5/1/2028	USD 1,110	$1,112
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029 (a)	275	274
Windward at Lakewood Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 2 Project), Series 2022, 3.25% 5/1/2027	225	220
		33,893
Georgia 2.48%
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2023-G, AMT, 5.00% 7/1/2028	1,000	1,050
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (North Block), Series 2025, 3.40% 2/1/2029 (put 2/1/2028)	250	252
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2025	420	421
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1994-5, 3.70% 10/1/2032 (put 6/13/2028)	455	461
City of Columbus, Housing Auth., Multi Family Housing Rev. Bonds (HACG RAD II Project), Series 2025, 3.30% 11/1/2028 (put 11/1/2027)	290	291
City of Decatur, Housing Auth., Multi Family Housing Rev. Bonds (Philips Tower Project), Series 2025, 3.25% 9/1/2028 (put 9/1/2027)	145	146
County of Douglas, Housing Auth., Multi Family Housing Rev. Bonds (Astoria At Crystal Lake Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	580	605
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2028	325	342
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	500	463
Gwinnett County School Dist., GO Bonds, Series 2022-A, 1.75% 8/1/2025 (escrowed to maturity)	1,650	1,648
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	200	201
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	798	832
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	1,500	1,514
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	1,000	1,054
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	335	354
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2029	1,390	1,467
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2028	1,270	1,334
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2029	1,655	1,763
Private Colleges and Universities Auth., Rev. Bonds (Emory University), Series 2025-A, 5.00% 9/1/2029	3,160	3,418
		17,616
Hawaii 0.71%
GO Bonds, Series 2018, 5.00% 9/1/2025	1,100	1,103
City and County of Honolulu, GO Bonds, Series 2015-B, 5.00% 10/1/2025	500	502
City and County of Honolulu, GO Bonds, Series 2023-A, 5.00% 7/1/2026	1,000	1,024
City and County of Honolulu, GO Bonds, Series 2023-B, 5.00% 7/1/2026	1,260	1,290
City and County of Honolulu, GO Bonds, Series 2017-A, 5.00% 9/1/2026	1,050	1,079
		4,998
Idaho 0.03%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2018-A, 5.00% 3/1/2037	205	209
Illinois 3.38%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty insured, 5.00% 12/1/2027	350	362
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty insured, 5.00% 12/1/2028	500	523
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty insured, 5.00% 12/1/2030	150	156
City of Chicago, G.O Bonds (City Colleges of Chicago Capital Improvement Project), CAB, Series 1999, National insured, 0.0% 1/1/2026 (escrowed to maturity)	500	492
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026	1,000	1,007
City of Chicago, GO Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	250	255
City of Chicago, Multi Family Housing Rev. Bonds (Sacred Apartments), Series 2025-B, 3.40% 6/1/2029 (put 6/1/2028)	3,000	3,022

137	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2025	USD 1,000	$1,006
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2025	1,000	1,006
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	2,000	2,083
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty insured, 5.00% 11/1/2031	1,000	1,036
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 5/1/2027	225	225
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2029	540	547
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2025	295	294
Fin. Auth., Rev. Ref. Green Bonds (Clean Water Initiative Revolving Fund), Series 2025-B, 5.00% 7/1/2030	750	827
GO Bonds, Series 2024-B, 5.00% 5/1/2026	310	315
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	1,105	1,109
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, FHA insured, 3.60% 8/1/2032 (put 8/1/2028)	1,900	1,913
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	2,455	2,412
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	1,000	1,104
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, CAB, Series 2002-A, National insured, 0% 12/15/2032	500	374
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2026	1,530	1,549
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2027	605	632
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2010-B-1, Assured Guaranty insured, 0% 6/15/2027	630	590
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2027	975	996
Will Community Unified School Dist. No. 201-U (Crete-Monee), GO Bonds, Series 2005, CAB, 0% 11/1/2025 (escrowed to maturity)	165	163
		23,998
Indiana 1.42%
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2025-D-1, 5.00% 10/1/2064 (put 10/1/2029)	1,550	1,654
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2027	1,050	1,079
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2/1/2030	840	904
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034 (a)	155	157
Wawasee High School Building Corp., Ad Valorem Property Tax First Mortgage Bonds, Series 2015, 4.00% 7/15/2028	400	400
Wawasee High School Building Corp., Ad Valorem Property Tax First Mortgage Bonds, Series 2015, 4.00% 7/15/2030	810	810
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	5,000	5,045
		10,049
Iowa 0.97%
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	400	402
Fin. Auth., Single Family Mortgage Bonds, Series 2022-A, 3.00% 1/1/2052	210	206
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	600	605
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	990	985
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	4,000	4,049
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2027	580	600
		6,847
Kansas 0.04%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2026	315	314
Kentucky 1.69%
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032 (a)	945	928
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 5.00% 6/1/2033	700	734
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2025-A-1, AMT, 4.75% 6/1/2040	1,180	1,188
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,525	1,544
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood III Rural Housing Portfolio), Series 2024, 3.50% 7/1/2028 (put 7/1/2027)	1,000	1,005

Capital Group Fixed Income ETF Trust	138

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	USD 1,025	$1,038
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033	530	441
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty insured, 5.00% 10/1/2027	2,000	2,052
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	1,000	1,005
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)	1,000	931
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031	1,000	1,111
		11,977
Louisiana 0.84%
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2025-A, 6.00% 6/1/2055	3,150	3,442
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	1,885	2,023
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028) (a)	500	525
		5,990
Maine 0.19%
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2025-A-1, AMT, Assured Guaranty insured, 5.00% 12/1/2036	1,280	1,345
Maryland 1.07%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	1,000	1,014
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 2.95% 6/1/2027 (a)	175	172
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.05% 6/1/2028 (a)	190	186
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.15% 6/1/2029 (a)	200	194
GO Bonds, State and Local Facs. Loan of 2025, Series 2025-B-1, 5.00% 8/1/2029	3,000	3,276
GO Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2030	1,500	1,660
GO Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2034	500	572
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2029	500	529
		7,603
Massachusetts 1.96%
Dev. Fin. Agcy., Rev. Bonds (Gingercare Living Issue), Series 2024-B-3, 4.75% 12/1/2029 (a)	2,700	2,705
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, (SIFMA Municipal Swap Index + 0.60%) 2.52% 7/1/2049 (put 1/29/2026) (a)(b)	1,875	1,874
Dev. Fin. Agcy., Rev. Green Bonds (Boston Medical Center Issue), Series 2023-G, 5.00% 7/1/2025	565	565
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	455	454
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	355	343
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	825	811
GO Rev. Ref. Bonds, Series 2015-A, 5.00% 7/1/2035	1,165	1,165
Health and Educational Facs. Auth., Rev. Bonds (University of Massachusetts Issue), Series 2000-A, 2.45% 11/1/2030 (put 4/1/2026)	900	893
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	1,395	1,373
Dev. Fin. Agcy., Rev. Green Bonds (Harvard University Issue), Series 2022-B, 5.00% 11/15/2032	1,500	1,682
Dept. of Transportation Metropolitan Highway System Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2027	1,480	1,533
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2007-B, 5.25% 8/1/2025	500	501
		13,899
Michigan 2.72%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 4/15/2026	1,700	1,710
City of Detroit, Unlimited Tax GO Bonds, Series 2018, 5.00% 4/1/2027	1,000	1,028
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2025	1,000	1,000

139	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-F-6, 4.00% 11/15/2047 (preref. 11/15/2026)	USD 1,020	$1,038
Housing Dev. Auth., Multi Family Housing Rev. Bonds (4401 Rosa Parks Apartments Project), Series 2025, 5.00% 2/1/2028 (put 2/1/2027)	1,060	1,091
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Kalamazoo Community Courtyard Project), Series 2025, 5.00% 12/1/2027 (put 12/1/2026)	1,500	1,535
Housing Dev. Auth., Multi Family Housing Rev. Bonds (North Port Apartments Project), Series 2025, FHA insured, 5.00% 8/1/2027 (put 8/1/2026)	2,230	2,275
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	1,360	1,357
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	1,265	1,268
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	1,325	1,334
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	1,615	1,588
Board of Trustees of Michigan State University, Rev. Bonds, Series 2015-A, 5.00% 8/15/2040	945	947
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 3.35% 10/1/2049 (put 10/1/2027)	2,090	2,061
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-B, AMT, Assured Guaranty insured, 5.00% 12/1/2030	970	1,040
		19,272
Minnesota 0.68%
GO State Trunk Highway Rev. Ref. Bonds, Series 2022-B, 5.00% 8/1/2028	2,000	2,143
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038	100	91
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-C, 3.50% 7/1/2052	745	742
Various Purpose GO Bonds, Series 2021-A, 5.00% 9/1/2025	140	140
Various Purpose GO Bonds, Series 2022-A, 5.00% 8/1/2026	1,685	1,729
		4,845
Missouri 1.09%
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2028	415	418
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	995	1,064
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	375	412
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	3,115	3,422
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2025-A, 6.00% 5/1/2056	1,445	1,578
City of Kansas City, Industrial Dev. Auth., Sales Tax Rev. Ref. and Improvement Bonds (Ward Parkway Center Community Improvement Dist.), Series 2016-A, 4.25% 4/1/2026 (a)	100	100
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2025	555	555
City of St. Louis, Industrial Dev. Auth., Multi Family Rev. Bonds (The Brewery Apartments), Series 2025, 3.15% 4/1/2046 (put 4/1/2028)	190	189
		7,738
Montana 0.67%
Board of Housing, Multi Family Housing Rev. Bonds (Aurora Apartments), Series 2024, 3.32% 7/1/2046 (put 2/1/2028)	1,245	1,247
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	361	376
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, FHA insured, 4.25% 12/1/2045	1,435	1,445
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050	1,680	1,691
		4,759
Nebraska 0.34%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	710	713
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	125	125
Omaha Public Power Dist., Separate Electric System Rev. Bonds (Nebraska City 2), Series 2015-A, 5.00% 2/1/2033	1,565	1,567
		2,405

Capital Group Fixed Income ETF Trust	140

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada 0.50%
Clark County School Dist., Limited Tax GO Building Bonds, Series 2020-A, Assured Guaranty insured, 5.00% 6/15/2026	USD 500	$511
Clark County School Dist., Limited Tax GO Building Bonds, Series 2022-A, 5.00% 6/15/2031	500	555
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031	350	306
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	185	192
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2027	250	254
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2028	345	354
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2027 (a)	250	255
City of Reno Dist. No. 1, Special Assessment and Local Improvement Bonds (Quilici Ranch), Series 2025, 5.00% 6/1/2028 (a)	185	190
City of Sparks, Tourism Improvement Dist. No. 1 (Legends at Sparks Marina), Sales Tax Anticipation Rev. Ref. Bonds, Series 2019-A, 2.75% 6/15/2028 (a)	915	894
		3,511
New Hampshire 0.50%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	230	210
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	705	719
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034 (a)	750	748
National Fin. Auth., Rev. Bonds (Winston-Salem Sustainable Energy Partners), Series 2025-A, 5.00% 6/1/2031	440	476
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032 (a)	1,000	983
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033 (a)	425	433
		3,569
New Jersey 1.55%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	1,430	1,430
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-B, AMT, 3.75% 11/1/2034 (put 6/1/2028)	920	920
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	1,670	1,695
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	175	173
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2025, AMT, 4.50% 12/1/2045	1,170	1,160
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1B, AMT, 5.00% 12/1/2031	1,000	1,047
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	1,275	1,157
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039	390	378
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	545	500
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	1,015	1,045
Turnpike Auth., Turnpike Rev. Bonds, Series 2025-B, 5.00% 1/1/2030	1,365	1,490
		10,995
New Mexico 0.10%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	185	185
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2025-A, Class I, 5.75% 3/1/2056	500	546
		731
New York 6.11%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	1,500	1,521
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2031	1,000	1,113
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2031	1,010	1,124
Housing Fin. Agcy., 160 West 62nd Street Housing Rev. Bonds, Series 2011-A-1, 3.60% 11/1/2044 (put 4/1/2032)	425	425

141	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	USD 2,000	$2,115
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2025	2,100	2,114
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-2, 5.00% 7/1/2028 (put 7/1/2027)	2,390	2,483
New York City GO Bonds, Fiscal 2016, Series 2016-A, 5.00% 8/1/2026	3,000	3,005
New York City GO Bonds, Fiscal 2023, Series 2023-F-1, 5.00% 8/1/2029	1,000	1,088
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2030	850	930
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2032	975	1,088
New York City GO Bonds, Fiscal 2006, Series 2006-I-6, 5.00% 4/1/2032	1,770	1,979
New York City GO Bonds, Fiscal 2025, Series 2025-G-1, 5.00% 2/1/2033	1,910	2,147
New York City GO Bonds, Fiscal 2006, Series 2006-I-6, 5.00% 4/1/2033	1,405	1,581
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds, Series 2025, 3.30% 5/5/2055 (put 12/22/2025)	2,565	2,565
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	1,000	1,007
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 5.00% 1/1/2028	1,320	1,385
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty insured, 5.00% 1/1/2031	1,000	1,093
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F, 5.00% 11/1/2030	1,620	1,798
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-G, 5.00% 11/1/2030	1,010	1,121
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2030	550	611
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	500	493
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031 (a)	220	221
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2025	1,345	1,353
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2025	100	101
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2028	1,000	1,049
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2029	2,385	2,528
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2031	2,000	2,146
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	1,900	1,945
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 9/15/2031	1,100	1,228
		43,357
North Carolina 2.38%
City of Asheville, Housing Auth., Multi Family Housing Rev. Bonds (Vanderbilt Apartments), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	515	518
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	255	259
Greater Asheville Regional Airport Auth., Airport System Rev. Bonds, Series 2023, AMT, 5.00% 7/1/2031	1,845	1,987
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue), Series 2000, 4.00% 11/1/2030 (put 4/1/2026)	800	802
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.05% 1/1/2028	500	481
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050	1,060	1,064
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	1,350	1,331
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	1,310	1,437
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 57-A, 6.25% 1/1/2056	1,760	1,970
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	1,790	1,800
Inlivian Multi Family Housing Rev. Bonds (The Barton South), Series 2025-B, 3.375% 2/1/2029 (put 2/1/2028)	1,350	1,352
Inlivian Multi Family Housing Rev. Bonds (Central at Old Concord), Series 2025, 3.30% 11/10/2043 (put 11/1/2028)	520	521
County of Mecklenburg, Limited Obligation Bonds, Series 2025, 5.00% 2/1/2030	975	1,072
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	230	230
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	170	170
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)	150	152

Capital Group Fixed Income ETF Trust	142

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
North Carolina Central University, General Rev. Bonds (The Board of Governors), Series 2016, 5.00% 10/1/2025	USD 125	$125
Educational Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2025-A, AMT, 5.00% 6/1/2045	1,340	1,355
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 4.00% 10/1/2031	250	249
		16,875
North Dakota 0.26%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	360	363
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,325	1,299
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	170	187
		1,849
Ohio 2.43%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2014-D, 3.20% 5/1/2026	140	139
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-B, AMT, 3.70% 7/1/2028	1,440	1,430
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	1,700	1,662
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2027	185	192
City of Columbus, Various Purpose Unlimited Tax GO Bonds, Series 2024-A, 5.00% 8/15/2026	1,000	1,027
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	500	481
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028 (a)	250	252
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2030	2,500	2,718
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	250	237
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Beechwood Apartments), Series 2025, 3.37% 3/1/2028 (put 3/1/2027)	1,175	1,181
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Community Pendleton Project), Series 2025, 3.40% 7/1/2042 (put 2/1/2028)	1,300	1,303
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	395	391
City of Norwood, Special Obligation Rev. Ref. Bonds (Rookwood Exchange Project), Series 2025, 4.375% 12/1/2030	645	646
County of Summit, Dev. Fin. Auth. Multi Family Housing Rev. Bonds (Wintergreen Ledges Apartments), Series 2025, 5.00% 4/1/2028 (put 4/1/2027)	2,270	2,341
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2025	300	300
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2026	335	340
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2027	470	484
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2028	640	669
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2029	315	333
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2030	550	586
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Ref. Bonds, Series 2015-B, 5.00% 12/1/2026 (preref. 12/1/2025)	500	504
		17,216
Oklahoma 0.36%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2025-A, 6.25% 9/1/2056	1,560	1,748
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 1/1/2042	800	809
		2,557
Oregon 0.98%
GO Bonds (Article XI-M, XI-N, and XI-P State Grant Programs), Series 2025-C, 5.00% 6/1/2028	1,000	1,069
GO Bonds (Article XI-Q State Projects), Series 2025-A, 5.00% 5/1/2030	1,130	1,250
GO Rev. Ref. Bonds (Article XI-F1 State Projects), Series 2025-F, 5.00% 8/1/2029	1,200	1,311

143	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	USD 400	$444
Housing and Community Services Dept., Muti Family Housing Rev. Bonds, (Redmond Landing Apartments Project), Series 2024-K-2, 3.01% 5/1/2028 (put 5/1/2027)	1,000	999
City of Portland, Sewer System Rev. Bonds, Series 2020-A, 5.00% 3/1/2030	1,160	1,274
Dept. of Transportation, Grant Anticipation Rev. Bonds, Series 2024, 5.00% 5/15/2027	575	600
		6,947
Pennsylvania 2.91%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2021-B, 5.00% 10/15/2025	740	743
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2027	760	780
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	500	508
Delaware County Auth., Villanova University Rev. Bonds, Series 2015, 5.00% 8/1/2034 (preref. 8/1/2025)	250	250
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031 (a)	155	163
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 12/1/2028	715	717
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2028	895	905
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 4.25% 7/1/2041 (put 7/1/2027)	2,750	2,777
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	1,250	1,259
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030	2,000	2,088
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2025-1A, AMT, 5.00% 6/1/2031	700	736
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041	120	107
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	59	56
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	1,975	1,979
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 3.50% 4/1/2049	185	185
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	1,655	1,635
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-140-A, 5.00% 10/1/2052	210	216
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	385	421
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2031	500	509
Philadelphia School Dist., GO Bonds, Series 2016-D, 5.00% 9/1/2025	1,000	1,002
Philadelphia School Dist., GO Bonds, Series 2016-F, 5.00% 9/1/2028	2,500	2,548
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2027	1,060	1,081
		20,665
Puerto Rico 1.46%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (d)	205	112
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2020 (d)	335	183
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (d)	275	150
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2035 (d)	25	14
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (d)	160	88
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (d)	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035 (d)	125	69
Electric Power Auth., Power Rev. Bonds, Series 2010-XXX, 5.75% 7/1/2036 (d)	320	176
Electric Power Auth., Power Rev. Bonds, Series 2010-YY, 6.125% 7/1/2040	200	110
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (d)	1,000	546
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (b)	8,700	5,361
GO Taxable Bonds, CAB, Series 2022, 0% 11/1/2051	3,786	2,395
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2029	500	522
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2031	814	636
		10,367

Capital Group Fixed Income ETF Trust	144

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Rhode Island 0.36%
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, FHA insured, 3.60% 10/1/2054 (put 10/1/2027)	USD 350	$351
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	440	417
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	330	310
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	100	92
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,235	1,124
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2026	250	250
		2,544
South Carolina 1.97%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, CAB, Series 2011-A-1, 0% 1/1/2032	347	226
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-B, 5.00% 1/1/2052	1,800	1,871
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	1,460	1,606
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	1,650	1,812
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2025-A, 6.50% 7/1/2055	1,520	1,719
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (573 Meeting Street Project), Series 2024, 3.00% 4/1/2043 (put 4/1/2027)	2,500	2,488
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 10/1/2028	1,210	1,240
Ports Auth., Rev. Bonds, Series 2015, AMT, 5.25% 7/1/2055 (preref. 7/1/2025)	1,545	1,545
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2029	1,360	1,473
		13,980
South Dakota 0.52%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	1,875	1,880
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	1,360	1,365
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2025-A, 6.50% 11/1/2055	385	436
		3,681
Tennessee 1.22%
City of Chattanooga, Electric System Rev. Ref. Bonds, Series 2015-C, 5.00% 9/1/2040	250	251
Health and Educational Facs. Auth., Collateralized Multi Family Rev. Bonds (BTT Dev. IV and Housing Assoc. Rural Dev. Program), Series 2024, 3.00% 4/1/2028 (put 4/1/2027)	755	754
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Multi Family Rev. Bonds (Trinity Flats Apartments), Series 2024-B, 3.65% 10/1/2046 (put 7/1/2028)	575	580
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048	1,075	1,083
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049	1,620	1,630
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	2,310	2,319
Metropolitan Dev. and Housing Agcy., Tax Increment Dev. Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 4.50% 6/1/2028 (a)	200	202
Metropolitan Government of Nashville and Davidson County, GO Improvement Bonds, Series 2015-C, 5.00% 7/1/2032 (preref. 7/1/2025)	850	850
Tennergy Corp., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)	1,000	1,006
		8,675
Texas 9.00%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	500	503
Allen Independent School Dist. Unlimited Tax School Building Bonds, Series 2025-A, 5.00% 2/15/2026	790	800
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	300	313
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	405	422
City of Austin, Airport System Rev. Ref. Bonds, Series 2019, AMT, 5.00% 11/15/2025	1,055	1,062
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2029	2,000	2,014
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area No. 1), Series 2025, 5.00% 9/1/2033 (a)	100	99

145	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Buda, Special Assessment Rev. Bonds (Persimmon Public Improvement Dist. Major Improvement Area Project), Series 2025, 5.75% 9/1/2033 (a)	USD 78	$77
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Katy), Series 2024, 3.125% 9/1/2029 (put 9/1/2027)	2,775	2,788
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 1/1/2027	2,600	2,625
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2025, 5.00% 8/15/2029	2,000	2,155
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2025	1,990	1,994
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2018-D, 5.75% 8/15/2033	3,690	3,702
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2015-A, 5.50% 8/15/2035	530	532
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2018-D, 6.125% 8/15/2048	3,300	3,312
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2025-B, 4.00% 2/15/2055 (put 2/15/2030)	950	968
County of Collin, Road and Rev. Ref. Bonds, Series 2016, 4.00% 2/15/2027	500	503
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2027	675	708
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2029	400	431
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028) (a)	400	401
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	430	447
County of Denton, Special Assessment Rev. Bonds (Duck Point Public Improvement Dist.), Series 2025, 4.375% 12/31/2030 (a)	400	397
County of Denton, Special Assessment Rev. Bonds (Green Meadows Public Improvement Dist. Major Improvement Area Project), Series 2025, 4.25% 12/31/2030 (a)	305	306
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031 (a)	214	215
County of El Paso, Hospital Dist. GO Bonds, Series 2025, 5.00% 2/15/2031	1,200	1,301
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2025	200	200
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	205	198
City of Galveston, Wharves and Terminal Rev. Bonds, Series 2024-A, AMT, 5.00% 8/1/2029	450	469
County of Harris, Sports Auth., Rev. Ref. Bonds, CAB, Series 2001-H, National insured, 0% 11/15/2025 (escrowed to maturity)	1,000	988
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 5.75% 1/1/2028	230	230
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, AMT, 5.00% 7/1/2028	1,000	1,048
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, AMT, 5.00% 7/1/2029	1,000	1,060
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty insured, AMT, 5.00% 7/1/2031	1,500	1,615
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,000	1,004
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	1,500	1,507
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030	500	500
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2028	640	679
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	750	748
Leander Independent School Dist., Unlimited Tax School Building Bonds, CAB, Series 2025-A, 0% 8/15/2027	590	552
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2025	100	100
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	615	615
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 4.00% 8/15/2027 (preref. 8/15/2025)	1,015	1,016
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 4.00% 8/15/2029 (preref. 8/15/2025)	1,260	1,261
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 4.00% 8/15/2030 (preref. 8/15/2025)	1,310	1,311
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	3,780	3,880
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	1,250	1,328
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Bella Vida Forefront Living Project), Series 2025-B-3, 4.25% 10/1/2030	585	586
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	375	362

Capital Group Fixed Income ETF Trust	146

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Texas Tollway Auth., System Rev. Ref. Bonds, CAB, Series 2008-D, Assured Guaranty insured, 0% 1/1/2030	USD 2,000	$1,723
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2019, 4.00% 2027	600	613
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2028	1,000	1,056
County of Tarrant, Housing Fin. Corp., Multi Family Housing Rev. Notes (Wildwood Branch), Series 2025, 3.60% 2/1/2043 (put 2/1/2028)	1,875	1,888
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2031	305	309
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2032	320	323
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2031	360	397
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC insured, 0% 8/15/2025	4,705	4,686
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, CAB, Series 2002-A, AMBAC insured, 0% 8/15/2027	1,000	938
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2014-B, 5.00% 8/15/2025	500	501
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 4/15/2028	2,000	2,100
		63,866
Utah 0.61%
Downtown Revitalization Public Infrastructure Dist., Sales Tax Rev. Bonds (SEG Redev. Project), Series 2025-C, 5.00% 7/15/2035 (a)	270	271
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	645	717
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	300	334
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027 (a)	500	501
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2029 (a)	1,000	1,000
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2029	500	529
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036 (a)	1,000	969
		4,321
Vermont 0.35%
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-A-2, AMT, 4.375% 6/1/2052 (put 6/1/2032) (a)	230	227
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	610	615
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023, AMT, 5.00% 6/15/2033	1,530	1,605
		2,447
Virgin Islands 0.84%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025	500	501
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	1,285	1,296
Public Fin. Auth., Grant Anticipation Rev. Bonds (Federal Highway Grant Anticipation Rev. Loan Note), Series 2015, 5.00% 9/1/2025 (escrowed to maturity) (a)	150	150
Public Fin. Auth., Rev. Bonds (Federal Highway Grant Anticipation Rev. Loan Notes), Series 2015, 5.00% 9/1/2033 (a)	4,000	4,012
		5,959
Virginia 1.80%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027	575	550
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026	1,000	1,010
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Virginia, Inc. Project), Series 2003-A, AMT, 4.25% 8/1/2027	1,000	1,009
Chesapeake Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hunters Point Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	3,000	3,046
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2017-C, 5.00% 2/1/2031	1,260	1,300

147	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Hampton Roads, Transportation Accountability Commission, Bond Anticipation Notes (Hampton Roads Transportation Fund), Series 2021-A, 5.00% 7/1/2026 (escrowed to maturity)	USD 550	$563
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-2, 5.50% 12/1/2028	365	365
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, AMT, 5.00% 8/1/2028	800	846
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2027	500	511
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2029	1,000	1,047
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029	175	177
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	505
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2031	850	851
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,000	1,010
		12,790
Washington 2.92%
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 11/1/2045 (preref. 11/1/2025)	250	252
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2025-A, 5.00% 7/1/2030	1,150	1,270
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 7/1/2026	1,500	1,500
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 1/1/2027 (preref. 7/1/2025)	1,000	1,000
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033	1,125	1,136
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	870	893
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	645	662
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	135	139
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028 (a)	250	251
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030 (a)	470	470
County of King, Sewer Improvement and Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2041 (preref. 7/1/2026)	1,785	1,826
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2025	1,040	1,042
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2026	2,000	2,038
Various Purpose GO Rev. Ref. Bonds, Series 2022-R-C, 4.00% 7/1/2026	2,000	2,028
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-D, 5.00% 8/1/2029	2,980	3,247
Various Purpose GO Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2030	1,890	2,089
Various Purpose GO Rev. Ref. Bonds, Series R-2023-A, 5.00% 8/1/2030	765	847
		20,690
Wisconsin 2.52%
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2024-A, 5.00% 4/1/2029	1,000	1,077
GO Rev. Ref. Bonds, Series 2025-2, 5.00% 5/1/2026	2,000	2,039
GO Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027	1,000	1,044
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2046 (preref. 5/15/2026)	1,210	1,220
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2025-A, 6.25% 9/1/2055	5,835	6,458
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	365	398
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025 (a)	2,000	2,003
Public Fin. Auth., Infrastructure Program Anticipation Improvement and Rev. Ref. Bonds (Astro Texas Land Projects), Series 2025, 5.00% 12/15/2036 (a)	1,093	1,079
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032 (a)	1,040	1,032
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), CAB, Series 2024, 0% 12/15/2034 (a)	1,545	876

Capital Group Fixed Income ETF Trust	148

Capital Group Short Duration Municipal Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030 (a)	USD 160	$166
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029 (a)	142	143
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032 (a)	341	341
		17,876
Total bonds, notes & other debt instruments (cost: $654,977,000)		657,531
Short-term securities 7.70%
Municipals 7.70%
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2009-D, 4.05% 12/1/2030(b)	490	490
State of Florida, Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 3.70% 7/1/2034 (put 9/2/2025)(e)	1,515	1,516
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 4.13% 10/1/2047(b)	115	115
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 3.70% 12/1/2035 (put 11/3/2025)(e)	5,000	5,001
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2025-D, 3.35% 11/15/2064(b)	4,700	4,700
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 4.05% 12/1/2033(b)	1,100	1,100
State of Maryland, County of Montgomery, GO Consolidated Public Improvement Bonds, Series 2017-E, 3.85% 11/1/2037(b)	1,200	1,200
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2019-B-2, AMT, 4.20% 4/1/2049 (put 7/15/2025)(e)	1,900	1,900
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.90% 8/1/2044(b)	6,000	6,000
State of Indiana, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.50% 5/1/2028 (put 9/2/2025)(e)	925	925
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 3.95% 11/1/2041(b)	9,300	9,300
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 3.60% 1/1/2039(b)	100	100
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 3.95% 5/1/2048(b)	4,500	4,500
State of New York, New York City GO Bonds, Fiscal 2012, Series 2012-G-6, 4.00% 4/1/2042(b)	5,000	5,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-4, 3.90% 6/15/2050(b)	1,100	1,100
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 4.07% 8/1/2035(b)	1,100	1,100
State of South Carolina, Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2025-B, 5.00% 12/1/2025	3,750	3,779
State of Ohio, Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 3.50% 11/1/2035 (put 9/2/2025)(e)	1,265	1,265
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 4.05% 1/1/2035(b)	5,560	5,560
		54,651
Total short-term securities (cost: $54,653,000)		54,651
Total investment securities 100.39% (cost: $709,630,000)		712,182
Other assets less liabilities (0.39)%		(2,755)
Net assets 100.00%		$709,427

149	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	169	9/30/2025	USD35,156	$73
10 Year Ultra U.S. Treasury Note Futures	Short	78	9/19/2025	(8,913)	(91)
					$(18)

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $37,808,000, which represented
5.30% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	Step bond; coupon rate may change at a later date.
(d)	Scheduled interest and/or principal payment was not received.
(e)	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic

Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
Part. = Participation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	150

Capital Group Ultra Short Income ETFunaudited
Investment portfolio June 30, 2025

Bonds, notes & other debt instruments 78.98%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 50.57%
Financials 26.67%
Aon Global, Ltd. 3.875% 12/15/2025	USD 200	$199
Arthur J. Gallagher & Co. 4.60% 12/15/2027	500	504
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025) (a)	1,000	1,000
Bank of Montreal 4.588% 12/11/2026 (USD-SOFR + 0.429% on 12/11/2025) (a)	300	300
Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025) (a)	100	100
Barclays PLC 5.20% 5/12/2026	300	301
Brown & Brown, Inc. 4.60% 12/23/2026	750	754
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (a)	522	523
Charles Schwab Corp. (The) 5.875% 8/24/2026	150	153
Citibank, NA 4.576% 5/29/2027	250	252
Citigroup, Inc. 4.643% 5/7/2028 (USD-SOFR + 1.143% on 5/7/2027) (a)	500	501
Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025) (a)	800	800
Fifth Third Bank, National Association 3.85% 3/15/2026	900	894
Goldman Sachs Group, Inc. 5.798% 8/10/2026 (USD-SOFR + 1.075% on 8/10/2025) (a)	700	701
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025) (a)	550	542
HSBC Holdings PLC 4.899% 3/3/2029 (USD-SOFR + 1.03% on 3/3/2028) (a)	450	454
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025) (a)	200	197
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (a)	400	401
Lloyds Banking Group PLC 4.582% 12/10/2025	250	250
Lloyds Banking Group PLC 4.65% 3/24/2026	200	200
Met Tower Global Funding 4.80% 1/14/2028 (b)	300	304
Metropolitan Life Global Funding I 0.95% 7/2/2025 (b)	200	200
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025) (a)	1,000	984
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (a)	100	97
Northwestern Mutual Global Funding 4.00% 7/1/2025 (b)	300	300
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (a)	430	430
Royal Bank of Canada 4.65% 1/27/2026	225	225
State Street Corp. 4.543% 4/24/2028 (USD-SOFR + 0.95% on 4/24/2027) (a)	554	558
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/2025	676	676
Toronto-Dominion Bank (The) 4.568% 12/17/2026	850	854
Truist Bank 3.625% 9/16/2025	250	249
U.S. Bancorp 3.10% 4/27/2026	850	842
Wells Fargo & Co. 4.10% 6/3/2026	195	194
		14,939

Utilities 3.45%
CMS Energy Corp. 3.00% 5/15/2026	700	691
Edison International 4.70% 8/15/2025	352	351
Pacific Gas and Electric Co. 3.45% 7/1/2025	350	350
Pacific Gas and Electric Co. 2.95% 3/1/2026	550	543
		1,935

Consumer staples 3.21%
Altria Group, Inc. 4.40% 2/14/2026	200	199
BAT International Finance PLC 1.668% 3/25/2026	200	196
Conagra Brands, Inc. 4.60% 11/1/2025	100	100
Mars, Inc. 4.45% 3/1/2027 (b)	500	502
Philip Morris International, Inc. 4.375% 11/1/2027	200	201
Philip Morris International, Inc. 4.125% 4/28/2028	600	599
		1,797

Health care 2.68%
Amgen, Inc. 5.507% 3/2/2026	600	600
CVS Health Corp. 3.875% 7/20/2025	100	100
CVS Health Corp. 5.00% 2/20/2026	100	100

151	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Elevance Health, Inc. 4.50% 10/30/2026	USD 200	$201
HCA, Inc. 5.00% 3/1/2028	300	305
Utah Acquisition Sub, Inc. 3.95% 6/15/2026	200	198
		1,504

Information technology 2.53%
Broadcom, Inc. 4.15% 2/15/2028	300	299
Microchip Technology, Inc. 4.90% 3/15/2028	399	404
Oracle Corp. 4.80% 8/3/2028	208	211
Synopsys, Inc. 4.55% 4/1/2027	500	503
		1,417

Communication services 2.49%
Charter Communications Operating, LLC 4.908% 7/23/2025	350	350
Comcast Corp. 3.95% 10/15/2025	550	549
T-Mobile USA, Inc. 2.25% 2/15/2026	501	494
		1,393

Consumer discretionary 2.41%
Ford Motor Credit Co., LLC 3.375% 11/13/2025	400	397
Ford Motor Credit Co., LLC 6.95% 3/6/2026	100	101
General Motors Financial Co., Inc. 6.05% 10/10/2025	550	552
Hyundai Capital America 4.30% 9/24/2027 (b)	200	198
Hyundai Capital America 4.875% 11/1/2027 (b)	100	101
		1,349

Industrials 2.18%
BAE Systems Holdings, Inc. 3.85% 12/15/2025 (b)	300	299
Boeing Co. (The) 2.75% 2/1/2026	454	449
Boeing Co. (The) 3.10% 5/1/2026	250	247
RTX Corp. 3.95% 8/16/2025	100	100
SkyMiles IP, Ltd. 4.50% 10/20/2025 (b)	125	124
		1,219

Real estate 2.13%
Boston Properties, LP 2.75% 10/1/2026	161	157
COPT Defense Properties, LP 2.25% 3/15/2026	600	589
Equinix, Inc. 1.00% 9/15/2025	250	248
VICI Properties, LP 4.75% 4/1/2028	196	198
		1,192

Energy 1.94%
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	120	120
Occidental Petroleum Corp. 5.00% 8/1/2027	419	423
ONEOK, Inc. 2.20% 9/15/2025	119	118
Petroleos Mexicanos 6.875% 10/16/2025	427	427
		1,088

Capital Group Fixed Income ETF Trust	152

Capital Group Ultra Short Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Materials 0.88%
International Flavors & Fragrances, Inc. 1.23% 10/1/2025 (b)	USD 42	$42
LYB International Finance III, LLC 1.25% 10/1/2025	250	248
Rio Tinto Finance (USA) PLC 4.375% 3/12/2027	200	201
		491
Total corporate bonds, notes & loans		28,324
Asset-backed obligations 21.28%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (b)(c)	69	69
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (b)(c)	56	56
ACHV ABS Trust, Series 23-4CP, Class C, 7.71% 11/25/2030 (b)(c)	12	12
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (b)(c)	5	5
Affirm, Inc., Series 2023-B, Class 1A, 6.82% 9/15/2028 (b)	300	301
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028 (b)(c)	100	100
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (b)(c)	500	502
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (b)(c)	46	46
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (b)	185	185
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (b)	259	259
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (b)(c)	150	149
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (b)(c)	150	153
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (b)(c)	200	199
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (b)(c)	600	593
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027 (b)(c)	100	100
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (b)	500	504
AXIS Equipment Finance Receivables, LLC, Series 2022-2A, Class B, 5.65% 10/20/2028 (b)	400	404
Bridge Trust, Series 2022-SFR1, Class A, 3.40% 11/17/2037 (b)(c)	100	99
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (c)	290	293
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (b)(c)	160	163
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (c)	121	117
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63% 5/10/2030 (b)	250	253
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (b)(c)	225	222
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (b)(c)	236	227
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (b)(c)	85	86
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (b)(c)	53	49
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (b)(c)	300	301
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (b)(c)	54	54
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (b)(c)	100	100
Enterprise Fleet Financing, LLC, Series 22-1, Class A3, 3.27% 1/20/2028 (b)(c)	228	227
Exeter Automobile Receivables Trust, Series 2024-3A, Class A2, 5.82% 2/15/2027 (c)	11	11
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028	48	48
FirstKey Homes Trust, Series 20-SFR2, Class C, 1.667% 10/19/2037 (b)(c)	200	197
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030	78	79
Frontier Issuer LLC, Series 2023-1, CLass A2, 6.6% 8/20/2053 (b)	200	203
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (b)	200	200
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (b)(c)	42	41
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (b)(c)	160	154
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (b)(c)	150	151
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (b)(c)	110	112
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (b)(c)	100	100
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (b)(c)	300	302
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (b)(c)	100	101
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (b)(c)	100	94
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (b)(c)	132	133
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (b)(c)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (b)(c)	100	100
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (b)(c)	72	72
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (b)(c)	580	584
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030 (b)(c)	500	508
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028 (b)(c)	27	27
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (b)(c)	107	108
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029	260	264

153	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (b)(c)	USD 10	$10
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.296% 4/15/2032 (b)(c)(d)	203	203
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (b)	75	75
Synchrony Card Issuance Trust., Series 22-A2, Class A, 3.86% 7/15/2028 (c)	200	200
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (b)(c)	426	402
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (b)	420	395
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046 (b)(c)	67	62
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (b)(c)	175	175
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (b)(c)	219	219
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (b)(c)	138	138
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85 3/13/2028 (b)	100	100
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (a)(c)	76	76
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.456% 10/15/2031 (b)(c)(d)	169	169
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (b)	75	75
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (b)(c)	100	100
		11,916
Mortgage-backed obligations 7.13%
Collateralized mortgage-backed obligations (privately originated) 4.75%
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(b)(c)	72	73
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (b)(c)(d)	65	64
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(b)(c)	67	68
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (a)(b)(c)	135	137
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.405% 2/25/2044 (b)(c)(d)	252	252
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.305% 2/25/2045 (b)(c)(d)	10	10
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.455% 2/25/2045 (b)(c)(d)	179	179
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (b)(c)(d)	156	155
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.605% 2/25/2042 (b)(c)(d)	101	101
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (b)(c)	144	138
New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025) (a)(b)(c)	233	233
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (a)(b)(c)	135	137
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50% 5/25/2055 (b)(c)(d)	70	69
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (b)(c)(d)	193	188
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (b)(c)(d)	434	427
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (b)(c)(d)	128	127
Tricorn American Homes, Series 2020-SFR1, Class B, 2.049% 7/17/2038 (b)(c)	200	194
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (a)(b)(c)	108	109
		2,661

Commercial mortgage-backed securities 2.38%
AMSR Trust, Series 2021-SFR3, Class B, 1.726% 10/17/2038 (b)(c)	100	96
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.325% 10/15/2036 (b)(c)(d)	200	200
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (b)(c)(d)	130	130
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)	19	18
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.1908% 11/15/2050 (c)	10	10
GS Mortgage Securities Trust, Series 2017-GS5, Class A4, 3.674% 3/10/2050 (c)	202	197
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)	23	22

Capital Group Fixed Income ETF Trust	154

Capital Group Ultra Short Income ETF (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)		USD 15	$15
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)		175	170
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3, 3.374% 12/15/2059 (c)		485	477
			1,335
Total mortgage-backed obligations			3,996
Total bonds, notes & other debt instruments (cost: $44,091,000)			44,236
Short-term securities 19.43%	Weighted average yield at acquisition
Commercial paper 16.76%
ADP Tax Services, Inc. 7/1/2025 (b)	4.403%	843	843
DBS Bank, Ltd. 7/24/2025 (b)	4.457	1,000	997
DNB Bank ASA 9/15/2025 (b)	4.484	1,500	1,486
National Bank of Canada 7/25/2025 (b)	4.486	1,500	1,496
NRW.Bank 8/15/2025 (b)	4.456	1,500	1,492
Oversea-Chinese Banking Corp., Ltd. 8/19/2025 (b)	4.491	1,000	994
Starbird Funding Corp. 8/12/2025 (b)	4.539	600	597
Westpac Banking Corp. 9/19/2025 (b)	4.465	1,500	1,485
			9,390
Bonds & notes of governments & government agencies outside the U.S. 2.67%
KfW 8/7/2025 (e)	4.441	1,500	1,493
Total short-term securities (cost: $10,884,000)			10,883
Total investment securities 98.41% (cost: $54,975,000)			55,119

Other assets less liabilities 1.59%	891
Net assets 100.00%	$56,010
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Short	33	9/30/2025	USD(6,865)	$(11)
Restricted security (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
KfW 8/7/2025	5/5/2025	$1,493	$1,493	2.68%

155	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF (continued)
(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,375,000, which represented
45.30% of the net assets of the fund.

(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,493,000, which represented 2.68% of the net assets of the fund.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	156

Capital Group U.S. Multi-Sector Income ETFunaudited
Investment portfolio June 30, 2025

Bonds, notes & other debt instruments 97.32%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 69.35%
Financials 13.52%
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (a)	USD 1,900	$1,969
Alera Group Intermediate Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.824% 5/15/2033 (b)(c)	2,135	2,180
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	885	886
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	3,950	3,897
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	4,700	4,865
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	425	433
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	1,930	1,992
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (d)	EUR 200	261
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (d)	100	126
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (d)	100	120
American International Group, Inc. 5.125% 3/27/2033	USD 2,556	2,600
American International Group, Inc. 5.45% 5/7/2035	3,969	4,072
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	950	969
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	4,372	4,252
Aon North America, Inc. 5.45% 3/1/2034	4,751	4,883
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,115	1,167
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	3,636	3,829
Aretec Group, Inc. 7.50% 4/1/2029 (a)	5,118	5,185
Aretec Group, Inc. 10.00% 8/15/2030 (a)	445	490
Arthur J. Gallagher & Co. 5.00% 2/15/2032	3,450	3,500
Arthur J. Gallagher & Co. 5.15% 2/15/2035	6,080	6,086
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,100	1,056
AssuredPartners, Inc. 5.625% 1/15/2029 (a)	1,021	1,019
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.827% 2/14/2031 (b)(c)	407	408
Athene Holding, Ltd. 6.625% 5/19/2055	2,840	2,929
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (d)	EUR 1,100	1,401
Banco de Sabadell, SA 3.375% 2/18/2033 (d)	1,100	1,287
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (d)	USD 2,934	3,097
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (d)	3,292	3,386
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (d)	1,231	1,260
BBVA Bancomer, SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (d)	1,000	983
BBVA Bancomer, SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (a)(d)	377	388
BlackRock Funding, Inc. 5.00% 3/14/2034	2,111	2,158
BlackRock Funding, Inc. 5.25% 3/14/2054	1,767	1,696
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029 (a)	2,204	2,346
Block, Inc. 3.50% 6/1/2031	2,198	2,018
Block, Inc. 6.50% 5/15/2032	2,750	2,839
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(d)	3,300	3,383
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(d)	7,410	7,785
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(d)	600	618
Brown & Brown, Inc. 4.90% 6/23/2030	525	530
Brown & Brown, Inc. 5.25% 6/23/2032	2,513	2,565
Brown & Brown, Inc. 5.55% 6/23/2035	5,057	5,159
Brown & Brown, Inc. 6.25% 6/23/2055	2,596	2,678
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (a)(d)	500	520
CaixaBank, SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028) (d)	EUR 1,500	1,877
CaixaBank, SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (a)(d)	USD 850	854
CaixaBank, SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (d)	EUR 1,500	1,812
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(d)	USD 725	797
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(d)	1,380	1,445
CaixaBank, SA 3.75% 1/27/2036 (3-month EUR-LIBOR + 1.35% on 1/27/2035) (d)(e)	EUR 1,500	1,765
CaixaBank, SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(d)	USD 2,265	2,289
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (d)	54	55
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (d)	2,501	2,588
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (d)	2,973	3,166
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (d)	4,674	4,874
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (d)	1,292	1,373
Chubb INA Holdings, LLC 5.00% 3/15/2034	6,843	6,975
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (d)	12,173	12,273

157	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	USD 3,802	$3,567
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,917	2,600
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	4,595	4,128
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	2,989	2,531
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (d)	1,200	1,281
Deutsche Bank AG 4.125% 4/4/2030 (3-month EUR-EURIBOR + 1.50% on 4/4/2029) (d)	EUR 1,500	1,827
Deutsche Bank AG 4.50% 7/12/2035 (3-month EUR-EURIBOR + 1.70% on 7/12/2034) (d)	1,500	1,842
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (d)	USD 5,375	5,347
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (d)	EUR 100	121
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (d)	900	1,128
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	USD 3,390	3,524
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	3,845	3,889
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	1,766	1,839
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (d)	2,530	2,594
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (d)	5,455	5,723
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (d)	3,206	3,235
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (d)	4,759	4,882
Hightower Holding, LLC 6.75% 4/15/2029 (a)	2,975	2,967
Hightower Holding, LLC 9.125% 1/31/2030 (a)	200	213
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	2,475	2,565
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (d)	4,708	4,736
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (d)	814	874
HUB International, Ltd. 5.625% 12/1/2029 (a)	1,080	1,081
HUB International, Ltd. 7.25% 6/15/2030 (a)	2,299	2,404
HUB International, Ltd. 7.375% 1/31/2032 (a)	2,195	2,298
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.769% 6/20/2030 (b)(c)	41	41
IIFL Finance, Ltd. 8.75% 7/24/2028 (a)	3,835	3,861
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(d)	1,540	1,788
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	6,212	5,966
Jane Street Group, LLC 6.75% 5/1/2033 (a)	2,110	2,171
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (d)	278	289
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (d)	2,230	2,271
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	925	928
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (d)	2,060	2,112
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)	4,919	5,100
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (d)	2,360	2,299
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	385	374
Manappuram Finance, Ltd. 7.375% 5/12/2028	1,250	1,267
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	180	182
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	290	295
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,540	9,542
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,974	2,869
Mastercard, Inc. 4.95% 3/15/2032	500	515
Mastercard, Inc. 4.875% 5/9/2034	556	563
Mastercard, Inc. 4.55% 1/15/2035	3,921	3,858
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033) (d)	402	409
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (d)	514	527
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (d)	1,980	2,075
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (d)	1,491	1,510
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (d)	7,726	7,934
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (d)	200	205
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (d)	731	715
Navient Corp. 4.875% 3/15/2028	1,000	987
Navient Corp. 9.375% 7/25/2030	913	1,008
Navient Corp. 11.50% 3/15/2031	1,811	2,053
Navient Corp. 7.875% 6/15/2032	2,060	2,145
Navient Corp. 5.625% 8/1/2033	9,547	8,787
OneMain Finance Corp. 7.50% 5/15/2031	8,725	9,123
OneMain Finance Corp. 7.125% 11/15/2031	4,704	4,897

Capital Group Fixed Income ETF Trust	158

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
OneMain Finance Corp. 7.125% 9/15/2032	USD 3,095	$3,208
Osaic Holdings, Inc. 10.75% 8/1/2027 (a)	500	502
Oxford Finance, LLC 6.375% 2/1/2027 (a)	235	236
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	1,245	1,274
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (d)	EUR 150	196
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (d)	850	1,062
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)	USD 3,304	3,695
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)	6,207	6,451
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (d)	5,465	5,567
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (d)	1,503	1,550
Power Finance Corp., Ltd. 3.35% 5/16/2031	450	414
RenaissanceRe Holdings, Ltd. 5.80% 4/1/2035	1,164	1,197
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (d)	3,142	3,148
Ryan Specialty Group, LLC 4.375% 2/1/2030 (a)	445	431
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	1,085	1,094
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (d)	601	614
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (d)	1,583	1,597
Synchrony Financial 7.25% 2/2/2033	6,643	6,954
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (d)	763	775
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (d)	3,137	3,199
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (d)	4,154	4,341
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (d)	5,765	5,978
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (b)(c)	811	822
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (d)	200	210
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (d)	25	26
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (d)	5,146	5,344
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (d)	5,700	5,811
UBS Group AG 2.125% 10/13/2026 (1-year EUR Mid-Swap + 1.60% on 10/13/2025) (d)	EUR 1,470	1,731
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(d)	USD 1,404	1,275
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033) (a)(d)	2,630	2,826
USI, Inc. 7.50% 1/15/2032 (a)	270	285
Voyager Parent, LLC 9.25% 7/1/2032 (a)	3,250	3,383
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (d)	250	256
Wells Fargo & Co. 2.39% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (d)	25	24
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (d)	1,100	1,127
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)(f)	EUR 1,470	1,785
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (d)	USD 302	303
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (d)	4,270	4,409
		386,376

Energy 10.74%
3R Lux SARL 9.75% 2/5/2031 (a)	1,798	1,820
APA Corp. 5.25% 2/1/2042 (a)	1,188	951
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	750	752
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	460	468
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	1,565	1,589
Baytex Energy Corp. 8.50% 4/30/2030 (a)	3,030	3,034
Baytex Energy Corp. 7.375% 3/15/2032 (a)	3,060	2,924
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	605	632
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	3,287	3,005
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	2,735	2,421
California Resources Corp. 7.125% 2/1/2026 (a)	120	121
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	555	579
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	1,807	1,852
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	5,268	5,353
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	5,798	5,870
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	190	195
CNX Resources Corp. 7.375% 1/15/2031 (a)	4,044	4,221
CNX Resources Corp. 7.25% 3/1/2032 (a)	4,852	5,027

159	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	USD 2,104	$2,110
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	4,180	4,064
ConocoPhillips Co. 5.55% 3/15/2054	2,815	2,693
ConocoPhillips Co. 5.50% 1/15/2055	2,550	2,422
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	6,050	6,162
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	2,106	2,197
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	4,780	4,671
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	4,469	4,276
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	470	471
Devon Energy Corp. 5.75% 9/15/2054	4,030	3,631
Diamondback Energy, Inc. 5.15% 1/30/2030	313	320
Diamondback Energy, Inc. 5.40% 4/18/2034	3,631	3,643
Diamondback Energy, Inc. 5.55% 4/1/2035	1,842	1,863
Diamondback Energy, Inc. 5.75% 4/18/2054	3,692	3,431
Diamondback Energy, Inc. 5.90% 4/18/2064	1,211	1,122
DT Midstream, Inc. 4.375% 6/15/2031 (a)	750	719
Ecopetrol SA 7.75% 2/1/2032	4,050	3,983
Ecopetrol SA 8.875% 1/13/2033	2,835	2,927
Ecopetrol SA 8.375% 1/19/2036	4,365	4,214
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (a)	3,155	3,487
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	685	633
Eni SpA 5.50% 5/15/2034 (a)	2,150	2,168
Eni SpA 5.75% 5/19/2035 (a)	3,844	3,934
Eni SpA 5.95% 5/15/2054 (a)	4,309	4,173
EOG Resources, Inc. 4.40% 7/15/2028	205	206
EOG Resources, Inc. 5.65% 12/1/2054	4,376	4,276
EOG Resources, Inc. 5.95% 7/15/2055	500	510
EQT Corp. 4.75% 1/15/2031 (a)	3,356	3,305
Expand Energy Corp. 5.875% 2/1/2029 (a)	218	219
Expand Energy Corp. 4.75% 2/1/2032	285	277
Exxon Mobil Corp. 3.452% 4/15/2051	2,785	1,976
Genesis Energy, LP 8.25% 1/15/2029	1,895	1,983
Genesis Energy, LP 8.875% 4/15/2030	3,270	3,475
Genesis Energy, LP 7.875% 5/15/2032	1,790	1,863
GeoPark, Ltd. 8.75% 1/31/2030 (a)	4,050	3,567
Global Partners, LP 8.25% 1/15/2032 (a)	2,595	2,731
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	520	534
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	875	890
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	1,734	1,833
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,140	1,158
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	900	876
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	5,001	4,780
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	3,570	3,707
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (a)	685	709
Kinetik Holdings, LP 6.625% 12/15/2028 (a)	200	205
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	2,780	2,733
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	980	969
Matador Resources Co. 6.25% 4/15/2033 (a)	2,090	2,080
MEG Energy Corp. 5.875% 2/1/2029 (a)	105	105
Murphy Oil Corp. 6.00% 10/1/2032	4,015	3,832
Nabors Industries, Inc. 7.375% 5/15/2027 (a)	1,800	1,779
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	4,085	3,915
NFE Financing, LLC 12.00% 11/15/2029 (a)	23,687	10,773
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,530	1,547
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	2,370	2,379
Noble Finance II, LLC 8.00% 4/15/2030 (a)	5,835	5,946
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (a)	2,800	2,827
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	4,691	4,840
Occidental Petroleum Corp. 5.55% 10/1/2034	6,670	6,549
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	162	166
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	830	834
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	1,135	1,244

Capital Group Fixed Income ETF Trust	160

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	USD 4,300	$4,460
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	1,260	1,272
Petroleos Mexicanos 4.50% 1/23/2026	166	164
Petroleos Mexicanos 6.875% 8/4/2026	542	542
Petroleos Mexicanos 6.49% 1/23/2027	4,098	4,080
Petroleos Mexicanos 6.50% 3/13/2027	800	795
Petroleos Mexicanos 6.50% 1/23/2029	500	490
Petroleos Mexicanos 5.95% 1/28/2031	2,663	2,410
Petroleos Mexicanos 6.70% 2/16/2032	4,514	4,198
Petroleos Mexicanos 10.00% 2/7/2033	2,365	2,533
Petroleos Mexicanos 6.50% 6/2/2041	44	33
Petroleos Mexicanos 6.375% 1/23/2045	24	17
Petroleos Mexicanos 6.75% 9/21/2047	131	95
Petroleos Mexicanos 6.35% 2/12/2048	33	23
Petroleos Mexicanos 7.69% 1/23/2050	314	247
Petroleos Mexicanos 6.95% 1/28/2060	4,363	3,138
Pluspetrol SA 8.50% 5/30/2032 (a)	2,605	2,634
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)	2,115	2,078
Range Resources Corp. 4.75% 2/15/2030 (a)	320	311
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	427	425
Saudi Arabian Oil Co. 5.75% 7/17/2054 (a)	2,425	2,279
Shell International Finance BV 3.00% 11/26/2051	1,650	1,063
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	3,463	3,546
Sunoco, LP 7.00% 5/1/2029 (a)	850	886
Sunoco, LP 4.50% 5/15/2029	2,051	1,993
Sunoco, LP 7.25% 5/1/2032 (a)	4,449	4,674
Sunoco, LP 6.25% 7/1/2033 (a)	350	356
Superior Plus, LP 4.50% 3/15/2029 (a)	50	48
Talos Production, Inc. 9.00% 2/1/2029 (a)	1,275	1,306
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,920	1,962
Targa Resources Corp. 5.65% 2/15/2036	2,005	2,025
Tidewater, Inc. 9.125% 7/15/2030 (a)	670	690
TotalEnergies Capital International SA 3.127% 5/29/2050	5,650	3,731
TotalEnergies Capital SA 4.724% 9/10/2034	1,082	1,076
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	3,362	3,397
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (a)	180	180
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	766	779
Transocean, Inc. 8.00% 2/1/2027 (a)	361	356
Transocean, Inc. 8.25% 5/15/2029 (a)	850	786
Transocean, Inc. 8.75% 2/15/2030 (a)	4,586	4,719
Transocean, Inc. 8.50% 5/15/2031 (a)	2,600	2,323
Transocean, Inc. 6.80% 3/15/2038	2,650	1,866
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	810	851
USA Compression Partners, LP 7.125% 3/15/2029 (a)	2,102	2,156
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	4,584	4,731
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	2,567	2,378
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	1,825	1,846
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	3,785	3,934
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	1,079	1,166
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	200	214
Venture Global Plaquemines LNG, LLC 6.625% 1/31/2034 (a)	1,000	1,000
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	2,015	2,183
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (a)	905	905
Vista Energy Argentina SAU 8.50% 6/10/2033 (a)	2,000	2,024
Vista Energy Argentina SAU 7.625% 12/10/2035 (a)	4,660	4,524
Vital Energy, Inc. 7.875% 4/15/2032 (a)	3,160	2,704
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	4,455	4,437
		306,765

161	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 7.45%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	USD 2,250	$2,271
AbbVie, Inc. 4.80% 3/15/2029	750	765
AbbVie, Inc. 5.05% 3/15/2034	8,071	8,221
AbbVie, Inc. 5.35% 3/15/2044	350	343
AbbVie, Inc. 5.40% 3/15/2054	10,827	10,535
AbbVie, Inc. 5.50% 3/15/2064	2,527	2,453
AdaptHealth, LLC 6.125% 8/1/2028 (a)	265	266
AdaptHealth, LLC 4.625% 8/1/2029 (a)	1,889	1,782
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,309	1,245
Amgen, Inc. 4.20% 3/1/2033	5,245	5,037
Amgen, Inc. 5.25% 3/2/2033	5,413	5,545
Amgen, Inc. 3.00% 1/15/2052	3,950	2,538
Amgen, Inc. 5.65% 3/2/2053	9,816	9,591
Amgen, Inc. 5.75% 3/2/2063	2,250	2,189
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,505	1,535
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	941	892
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,865	1,778
Baxter International, Inc. 3.132% 12/1/2051	1,475	943
Bayer US Finance, LLC 6.50% 11/21/2033 (a)	2,979	3,195
Bayer US Finance, LLC 6.875% 11/21/2053 (a)	3,010	3,199
Biocon Biologics Global PLC 6.67% 10/9/2029 (a)	200	190
Bristol-Myers Squibb Co. 5.20% 2/22/2034	427	437
Bristol-Myers Squibb Co. 5.50% 2/22/2044	225	223
Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,652	3,917
Bristol-Myers Squibb Co. 5.55% 2/22/2054	6,811	6,649
Bristol-Myers Squibb Co. 6.40% 11/15/2063	666	722
Bristol-Myers Squibb Co. 5.65% 2/22/2064	725	705
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (a)	2,255	2,223
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	295	262
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	370	393
CVS Health Corp. 6.00% 6/1/2044	750	742
CVS Health Corp. 5.875% 6/1/2053	4,059	3,881
CVS Health Corp. 6.05% 6/1/2054	7,289	7,149
CVS Health Corp. 6.00% 6/1/2063	838	802
DaVita, Inc. 6.875% 9/1/2032 (a)	3,055	3,167
DaVita, Inc. 6.75% 7/15/2033 (a)	3,705	3,828
Eli Lilly and Co. 5.10% 2/12/2035	1,952	2,001
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	4,301	4,558
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.327% 4/23/2031 (b)(c)	918	918
Gilead Sciences, Inc. 5.25% 10/15/2033	2,219	2,296
Gilead Sciences, Inc. 5.10% 6/15/2035	4,145	4,200
Gilead Sciences, Inc. 5.55% 10/15/2053	658	650
Grifols, SA 7.50% 5/1/2030	EUR 1,700	2,100
Humana, Inc. 5.95% 3/15/2034	USD 200	208
Humana, Inc. 5.75% 4/15/2054	3,857	3,596
Humana, Inc. 6.00% 5/1/2055	500	482
IQVIA, Inc. 6.25% 6/1/2032 (a)	2,160	2,219
Johnson & Johnson 4.85% 3/1/2032	750	772
Johnson & Johnson 5.00% 3/1/2035	1,100	1,128
Johnson & Johnson 5.25% 6/1/2054	450	447
Medline Borrower, LP 5.25% 10/1/2029 (a)	4,150	4,121
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,608	1,638
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	1,675	1,503
Owens & Minor, Inc. 6.25% 4/1/2030 (a)	9,585	9,013
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	1,895	1,914
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	300	286
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	4,983	4,708
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(g)	4,073	4,007
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	825	828
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 1.50% PIK and 6.591% Cash 1/31/2029 (b)(c)(g)	90	90
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	1,516	1,546

Capital Group Fixed Income ETF Trust	162

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (a)	USD 3,755	$3,912
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	1,390	1,418
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	9,523	9,528
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,897	1,908
Tenet Healthcare Corp. 6.75% 5/15/2031	710	735
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,865	4,016
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,905	3,930
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,422	2,645
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,832	3,210
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	2,360	2,412
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	3,745	3,815
UnitedHealth Group, Inc. 5.00% 4/15/2034	2,910	2,910
UnitedHealth Group, Inc. 5.15% 7/15/2034	1,835	1,854
UnitedHealth Group, Inc. 5.30% 6/15/2035	6,018	6,136
UnitedHealth Group, Inc. 5.50% 7/15/2044	1,775	1,730
UnitedHealth Group, Inc. 2.90% 5/15/2050	394	245
UnitedHealth Group, Inc. 5.95% 6/15/2055	3,242	3,295
Viatris, Inc. 4.00% 6/22/2050	6,616	4,410
		212,951

Consumer discretionary 6.02%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8,186	7,677
Advance Auto Parts, Inc. 3.50% 3/15/2032	5,991	5,250
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (b)(c)(h)	204	204
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.947% Cash 3/11/2030 (b)(c)(g)(h)	187	187
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	1,219	1,184
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	635	618
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	6,505	6,599
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	875	914
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	5,215	5,039
AutoNation, Inc. 5.89% 3/15/2035	6,090	6,181
Bath & Body Works, Inc. 6.875% 11/1/2035	740	769
Bath & Body Works, Inc. 6.75% 7/1/2036	1,000	1,018
Boyd Gaming Corp. 4.75% 12/1/2027	1,020	1,014
Boyne USA, Inc. 4.75% 5/15/2029 (a)	1,010	981
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	3,000	2,866
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	642	665
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	6,734	6,914
Carnival Corp. 6.00% 5/1/2029 (a)	3,118	3,153
Carnival Corp. 7.00% 8/15/2029 (a)	575	606
Carnival Corp. 5.75% 3/15/2030 (a)	6,630	6,747
Carnival Corp. 6.125% 2/15/2033 (a)	5,585	5,718
Clarios Global, LP 8.50% 5/15/2027 (a)	351	353
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	1,685	1,798
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	2,715	2,602
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	3,747	3,525
Ford Motor Co. 7.45% 7/16/2031	375	406
Ford Motor Co. 5.291% 12/8/2046	511	413
Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	97
Ford Motor Credit Co., LLC 5.85% 5/17/2027	699	705
Ford Motor Credit Co., LLC 4.95% 5/28/2027	350	348
Ford Motor Credit Co., LLC 3.815% 11/2/2027	607	586
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,464	1,479
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,050	1,088
Ford Motor Credit Co., LLC 7.20% 6/10/2030	500	526
Ford Motor Credit Co., LLC 6.054% 11/5/2031	6,549	6,518
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,200	1,219
Ford Motor Credit Co., LLC 7.122% 11/7/2033	650	675

163	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 6.125% 3/8/2034	USD 750	$731
General Motors Financial Co., Inc. 5.45% 7/15/2030	299	303
General Motors Financial Co., Inc. 5.625% 4/4/2032	534	541
General Motors Financial Co., Inc. 5.45% 9/6/2034	4,123	4,044
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,585	1,594
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	1,750	1,572
Genting New York, LLC 7.25% 10/1/2029 (a)	420	436
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	700	686
Hanesbrands, Inc. 9.00% 2/15/2031 (a)	2,149	2,277
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.077% 3/7/2032 (b)(c)	1,504	1,508
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029 (a)	4,154	4,227
Home Depot, Inc. 4.85% 6/25/2031	591	606
Home Depot, Inc. 4.95% 6/25/2034	2,990	3,028
Home Depot, Inc. 5.30% 6/25/2054	221	212
Home Depot, Inc. 5.40% 6/25/2064	3,490	3,355
Hyatt Hotels Corp. 5.75% 3/30/2032	752	772
Hyundai Capital America 4.875% 6/23/2027 (a)	678	682
Hyundai Capital America 4.90% 6/23/2028 (a)	257	259
Hyundai Capital America 5.10% 6/24/2030 (a)	166	168
International Game Technology PLC 5.25% 1/15/2029 (a)	200	198
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	1,075	1,046
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	535	569
Levi Strauss & Co. 3.50% 3/1/2031 (a)	2,425	2,221
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	2,300	2,408
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	2,876	2,745
McDonald’s Corp. 5.00% 5/17/2029	196	202
McDonald’s Corp. 4.95% 3/3/2035	611	611
Newell Brands, Inc. 8.50% 6/1/2028 (a)	330	347
Newell Brands, Inc. 6.375% 5/15/2030	5,530	5,394
Newell Brands, Inc. 6.625% 5/15/2032	4,205	4,022
Newell Brands, Inc. 6.875% 4/1/2036 (7.125% on 10/1/2025) (d)	2,404	2,308
Party City Holdings, Inc. 12.00% PIK 1/11/2029 (g)(h)(i)	74	7
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	79	82
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	3,941	3,855
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	375	386
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	1,927	1,952
Sally Holdings, LLC 6.75% 3/1/2032	5,279	5,424
Service Corp. International 5.75% 10/15/2032	735	743
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	814	790
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	5,520	5,250
Station Casinos, LLC 6.625% 3/15/2032 (a)	1,070	1,095
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	3,310	3,238
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	770	773
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	731	756
Valvoline, Inc. 3.625% 6/15/2031 (a)	1,685	1,527
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (a)	745	743
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	1,618	1,584
Wynn Macau, Ltd. 5.625% 8/26/2028	450	443
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	5,103	5,445
ZF North America Capital, Inc. 6.75% 4/23/2030 (a)	2,385	2,293
		172,100

Information technology 4.95%
Acuris Finance US, Inc. 9.00% 8/1/2029 (a)	7,612	7,811
ams-OSRAM AG 12.25% 3/30/2029 (a)	1,175	1,255
Analog Devices, Inc. 5.05% 4/1/2034	1,649	1,691
Analog Devices, Inc. 5.30% 4/1/2054	62	60
Apple, Inc. 4.75% 5/12/2035	350	353
AppLovin Corp. 5.50% 12/1/2034	4,570	4,642
Broadcom, Inc. 5.15% 11/15/2031	1,687	1,736

Capital Group Fixed Income ETF Trust	164

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Broadcom, Inc. 4.55% 2/15/2032	USD 551	$546
Broadcom, Inc. 2.60% 2/15/2033 (a)	116	99
Broadcom, Inc. 3.469% 4/15/2034 (a)	3,155	2,819
Broadcom, Inc. 4.80% 10/15/2034	885	875
Broadcom, Inc. 4.926% 5/15/2037 (a)	2,791	2,710
Cisco Systems, Inc. 5.05% 2/26/2034	4,741	4,855
Cisco Systems, Inc. 5.10% 2/24/2035	1,250	1,280
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	755	763
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	7,588	7,872
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	5,672	6,042
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (b)(c)	146	146
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	1,185	1,155
CommScope, LLC 8.25% 3/1/2027 (a)	148	148
CommScope, LLC 7.125% 7/1/2028 (a)	55	54
CommScope, LLC 4.75% 9/1/2029 (a)	76	74
CommScope, LLC 9.50% 12/15/2031 (a)	800	838
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.577% 12/17/2029 (b)(c)	1,500	1,521
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	8,410	8,943
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	1,500	1,538
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.077% 11/22/2032 (b)(c)	425	435
Fair Isaac Corp. 6.00% 5/15/2033 (a)	4,115	4,163
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(f)	270	272
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)(f)	28	6
Helios Software Holdings, Inc. 8.75% 5/1/2029 (a)	8,631	8,886
ION Trading Technologies SARL 9.50% 5/30/2029 (a)	7,238	7,470
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.327% 3/20/2033 (b)(c)	1,700	1,705
Microchip Technology, Inc. 5.05% 3/15/2029	775	788
Microchip Technology, Inc. 5.05% 2/15/2030	4,697	4,767
Micron Technology, Inc. 6.05% 11/1/2035	6,700	7,015
NCR Atleos Corp. 9.50% 4/1/2029 (a)	2,790	3,058
Oracle Corp. 5.50% 8/3/2035	8,019	8,200
Roper Technologies, Inc. 4.90% 10/15/2034	1,939	1,913
ServiceNow, Inc. 1.40% 9/1/2030	50	43
Shift4 Payments, LLC 6.75% 8/31/2032 (a)	335	348
Synopsys, Inc. 5.15% 4/1/2035	4,920	4,961
Synopsys, Inc. 5.70% 4/1/2055	7,100	7,064
Texas Instruments, Inc. 5.10% 5/23/2035	150	153
UKG, Inc. 6.875% 2/1/2031 (a)	2,780	2,886
Unisys Corp. 10.625% 1/15/2031 (a)	5,204	5,365
Viasat, Inc. 5.625% 4/15/2027 (a)	3,205	3,194
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(f)(g)	1,034	1,046
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(f)(g)	111	112
X.Ai Corp. 12.50% 6/30/2030	7,500	7,589
		141,265

Industrials 4.85%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	199	206
Ambipar Lux SARL 9.875% 2/6/2031 (a)	590	558
Ambipar Lux SARL 10.875% 2/5/2033 (a)	925	877
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	3,815	3,929
American Airlines, Inc. 8.50% 5/15/2029 (a)	1,250	1,311
Aramark Services, Inc. 5.00% 2/1/2028 (a)	1,320	1,316
ATI, Inc. 4.875% 10/1/2029	1,232	1,208
ATI, Inc. 7.25% 8/15/2030	349	366
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	1,000	971
BAE Systems PLC 5.30% 3/26/2034 (a)	1,000	1,023
Boeing Co. (The) 5.15% 5/1/2030	2,477	2,523
Boeing Co. (The) 6.528% 5/1/2034	4,054	4,407
Boeing Co. (The) 5.705% 5/1/2040	730	722
Boeing Co. (The) 5.805% 5/1/2050	1,420	1,363

165	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Co. (The) 6.858% 5/1/2054	USD 4,559	$4,995
Boeing Co. (The) 5.93% 5/1/2060	2,005	1,908
Canadian National Railway Co. 4.375% 9/18/2034	375	362
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,323	2,356
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	340	326
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	45	46
CoreLogic, Inc. 4.50% 5/1/2028 (a)	6,041	5,768
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.941% 6/2/2028 (b)(c)	1,990	1,965
CSX Corp. 2.50% 5/15/2051	220	127
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (a)	439	450
Embraer Netherlands Finance BV 5.98% 2/11/2035	620	640
Enviri Corp. 5.75% 7/31/2027 (a)	2,846	2,811
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	3,195	3,379
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	4,670	4,969
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	2,500	2,621
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (a)	4,800	4,744
Garda World Security Corp. 8.375% 11/15/2032 (a)	1,360	1,398
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	2,120	2,177
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	2,995	3,130
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	2,680	2,810
Hertz Corp. (The) 4.625% 12/1/2026 (a)	1,125	1,009
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	414	345
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.041% 6/30/2028 (b)(c)	81	68
Hexcel Corp. 5.875% 2/26/2035	207	211
Honeywell International, Inc. 5.00% 3/1/2035	1,669	1,681
Icahn Enterprises, LP 6.25% 5/15/2026	1,832	1,820
Icahn Enterprises, LP 5.25% 5/15/2027	7,940	7,700
Icahn Enterprises, LP 9.75% 1/15/2029	2,610	2,539
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	405	401
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	435	437
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	755	771
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	481	488
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	608	624
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	7,990	7,790
Norfolk Southern Corp. 5.05% 8/1/2030	57	59
Norfolk Southern Corp. 4.45% 3/1/2033	15	15
Norfolk Southern Corp. 5.35% 8/1/2054	2,926	2,797
Paychex, Inc. 5.60% 4/15/2035	267	276
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.177% 2/1/2028 (b)(c)	1,091	964
PM General Purchaser, LLC 9.50% 10/1/2028 (a)	73	51
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	3,210	3,315
Regal Rexnord Corp. 6.30% 2/15/2030	1,591	1,667
Regal Rexnord Corp. 6.40% 4/15/2033	5,315	5,615
Reworld Holding Corp. 4.875% 12/1/2029 (a)	2,960	2,818
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	4,723	4,946
Sensata Technologies BV 4.00% 4/15/2029 (a)	3,300	3,141
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	3,193	2,914
Siemens Funding BV 5.20% 5/28/2035 (a)	500	510
Siemens Funding BV 5.80% 5/28/2055 (a)	704	727
Siemens Funding BV 5.90% 5/28/2065 (a)	541	560
TransDigm, Inc. 6.375% 3/1/2029 (a)	300	308
TransDigm, Inc. 6.375% 5/31/2033 (a)	2,100	2,107
Union Pacific Corp. 2.95% 3/10/2052	508	324
Union Pacific Corp. 4.95% 5/15/2053	3,481	3,165
United Rentals (North America), Inc. 5.25% 1/15/2030	385	386
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	1,910	1,970
Waste Management, Inc. 4.95% 3/15/2035	3,465	3,481
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	615	640

Capital Group Fixed Income ETF Trust	166

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	USD 435	$441
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	850	884
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	895	926
		138,653

Communication services 4.64%
Alphabet, Inc. 5.25% 5/15/2055	124	122
Alphabet, Inc. 5.30% 5/15/2065	97	95
AT&T, Inc. 3.50% 9/15/2053	675	457
AT&T, Inc. 3.55% 9/15/2055	240	162
CCO Holdings, LLC 4.25% 2/1/2031 (a)	845	790
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,025	973
CCO Holdings, LLC 4.50% 5/1/2032	1,315	1,225
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,910	2,662
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,973	4,430
Charter Communications Operating, LLC 4.40% 4/1/2033	3,545	3,339
Charter Communications Operating, LLC 6.65% 2/1/2034	1,230	1,318
Charter Communications Operating, LLC 6.384% 10/23/2035	5,011	5,266
Charter Communications Operating, LLC 4.80% 3/1/2050	550	440
Charter Communications Operating, LLC 3.70% 4/1/2051	8,360	5,573
Charter Communications Operating, LLC 3.90% 6/1/2052	1,040	714
Charter Communications Operating, LLC 5.25% 4/1/2053	6,205	5,275
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	1,102	1,042
Comcast Corp. 5.65% 6/1/2054	2,518	2,449
Connect Finco SARL 9.00% 9/15/2029 (a)	9,995	10,059
CSC Holdings, LLC 5.50% 4/15/2027 (a)	650	621
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	3,725	3,715
DISH Network Corp. 11.75% 11/15/2027 (a)	2,775	2,863
EchoStar Corp. 10.75% 11/30/2029	4,350	4,484
EchoStar Corp. 6.75% PIK 11/30/2030 (g)	1,919	1,752
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	2,758	2,796
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	356	361
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	125	133
Gray Media, Inc. 10.50% 7/15/2029 (a)	3,569	3,837
Gray Media, Inc. 4.75% 10/15/2030 (a)	351	266
Gray Media, Inc. 5.375% 11/15/2031 (a)	1,509	1,133
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.439% 12/1/2028 (b)(c)	989	962
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.574% 6/4/2029 (b)(c)	404	404
Intelsat Jackson Holdings SA 6.50% 3/15/2030 (a)	4,370	4,467
Meta Platforms, Inc. 4.45% 8/15/2052	5,202	4,389
Meta Platforms, Inc. 5.40% 8/15/2054	250	244
Netflix, Inc. 4.90% 8/15/2034	200	204
News Corp. 3.875% 5/15/2029 (a)	280	268
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	4,455	4,343
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	2,060	1,980
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	5,302	4,892
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	9,825	8,740
Snap, Inc. 6.875% 3/1/2033 (a)	7,520	7,721
T-Mobile USA, Inc. 2.55% 2/15/2031	100	90
T-Mobile USA, Inc. 5.125% 5/15/2032	327	334
T-Mobile USA, Inc. 3.50% 2/11/2037	EUR 1,250	1,416
T-Mobile USA, Inc. 5.875% 11/15/2055	USD 250	250
Univision Communications, Inc. 8.00% 8/15/2028 (a)	3,925	3,986
Univision Communications, Inc. 4.50% 5/1/2029 (a)	5,115	4,656
Univision Communications, Inc. 7.375% 6/30/2030 (a)	6,104	6,003
Univision Communications, Inc. 8.50% 7/31/2031 (a)	3,730	3,738
Verizon Communications, Inc. 3.55% 3/22/2051	310	222
Verizon Communications, Inc. 3.875% 3/1/2052	324	241

167	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	USD 150	$138
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	444	274
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	287	268
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.927% 10/26/2029 (b)(c)	4,019	3,932
		132,591

Materials 4.55%
Avient Corp. 6.25% 11/1/2031 (a)	210	212
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	834	880
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	625	622
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	36	36
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	5,016	5,139
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	286	283
Braskem Netherlands Finance BV 8.75% 1/12/2031 (a)	2,468	2,160
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	2,575	2,042
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	4,850	3,888
Capstone Copper Corp. 6.75% 3/31/2033 (a)	750	769
Celanese US Holdings, LLC 6.35% 11/15/2028	181	190
Celanese US Holdings, LLC 6.50% 4/15/2030	3,010	3,083
Celanese US Holdings, LLC 6.379% 7/15/2032	5,532	5,804
Celanese US Holdings, LLC 7.20% 11/15/2033	6,726	7,144
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	1,315	1,343
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	5,694	5,611
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	3,225	3,113
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	300	283
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	3,535	3,322
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	7,208	7,079
Dow Chemical Co. (The) 5.15% 2/15/2034	194	194
Dow Chemical Co. (The) 5.35% 3/15/2035	86	86
Dow Chemical Co. (The) 6.90% 5/15/2053	925	996
Dow Chemical Co. (The) 5.60% 2/15/2054	3,793	3,457
Element Solutions, Inc. 3.875% 9/1/2028 (a)	1,730	1,679
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (a)	517	518
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	5,819	6,183
First Quantum Minerals, Ltd. 8.00% 3/1/2033 (a)	2,500	2,567
FXI Holdings, Inc. 12.25% 11/15/2026 (a)	5,812	5,121
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	740	747
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	715	727
LSB Industries, Inc. 6.25% 10/15/2028 (a)	2,332	2,317
LYB International Finance III, LLC 5.50% 3/1/2034	724	723
LYB International Finance III, LLC 6.15% 5/15/2035	1,706	1,772
Magnera Corp. 7.25% 11/15/2031 (a)	8,780	8,286
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	2,560	2,605
Minera Mexico, SA de CV 5.625% 2/12/2032 (a)	3,435	3,497
Mineral Resources, Ltd. 8.125% 5/1/2027 (a)	845	845
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	3,070	3,146
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	2,625	2,614
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	685	682
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	525	505
OCI NV 6.70% 3/16/2033 (a)	3,522	3,901
PT Krakatau Posco 6.375% 6/11/2029	1,500	1,506
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	2,585	2,660
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	1,105	1,141
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.577% 2/10/2032 (b)(c)	683	683
Sasol Financing USA, LLC 8.75% 5/3/2029 (f)	1,700	1,685
Sasol Financing USA, LLC 8.75% 5/3/2029 (a)	1,000	991
Sasol Financing USA, LLC 5.50% 3/18/2031	2,000	1,645
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	553	539
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	4,285	4,193
Sealed Air Corp. 4.00% 12/1/2027 (a)	1,425	1,392

Capital Group Fixed Income ETF Trust	168

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Sealed Air Corp. 6.125% 2/1/2028 (a)	USD 1,854	$1,882
Stillwater Mining Co. 4.00% 11/16/2026 (f)	1,019	996
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	215	228
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	680	730
Vale Overseas, Ltd. 6.40% 6/28/2054	2,834	2,788
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.308% Cash 1/16/2026 (b)(c)(g)(h)	9	5
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.329% Cash 10/10/2028 (b)(c)(g)(h)	10	5
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.302% Cash 10/10/2028 (b)(c)(g)(h)	16	9
Veritiv Operating Co. 10.50% 11/30/2030 (a)	650	704
		129,953

Consumer staples 4.45%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	275	261
Altria Group, Inc. 5.625% 2/6/2035	2,850	2,907
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	880	899
B&G Foods, Inc. 5.25% 9/15/2027	990	902
B&G Foods, Inc. 8.00% 9/15/2028 (a)	3,678	3,546
BAT Capital Corp. 6.421% 8/2/2033	2,845	3,091
BAT Capital Corp. 6.00% 2/20/2034	1,955	2,062
BAT Capital Corp. 5.625% 8/15/2035	7,146	7,275
BAT Capital Corp. 7.081% 8/2/2053	5,736	6,393
BAT Capital Corp. 6.25% 8/15/2055	211	214
Campbell’s Co. (The) 5.20% 3/21/2029	215	220
Campbell’s Co. (The) 4.75% 3/23/2035	2,119	2,037
Campbell’s Co. (The) 5.25% 10/13/2054	346	316
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	8,270	7,687
Coca-Cola Co. 5.20% 1/14/2055	2,551	2,444
Constellation Brands, Inc. 2.25% 8/1/2031	2,140	1,855
Constellation Brands, Inc. 4.75% 5/9/2032	3,266	3,246
Constellation Brands, Inc. 4.90% 5/1/2033	489	485
Coty, Inc. 6.625% 7/15/2030 (a)	1,030	1,054
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	1,950	1,977
Diageo Investment Corp. 5.625% 4/15/2035	2,009	2,102
Fiesta Purchaser, Inc. 10.00% 9/30/2032 (a)	525	555
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.577% 2/12/2031 (b)(c)	233	234
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	1,830	1,880
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	200	201
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	1,047	1,062
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	3,974	3,714
Kroger Co. 5.50% 9/15/2054	617	586
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	535	389
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	250	239
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	2,959	2,782
MARB BondCo PLC 3.95% 1/29/2031	1,606	1,425
Mars, Inc. 5.20% 3/1/2035 (a)	12,511	12,667
Mars, Inc. 5.65% 5/1/2045 (a)	1,330	1,334
Mars, Inc. 5.70% 5/1/2055 (a)	5,390	5,381
Mars, Inc. 5.80% 5/1/2065 (a)	476	476
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	2,190	2,367
Mondelez International, Inc. 4.75% 8/28/2034	72	71
Mondelez International, Inc. 5.125% 5/6/2035	620	623
Opal Bidco SAS 6.50% 3/31/2032 (a)	975	996
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	166	160
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	1,890	1,936
Philip Morris International, Inc. 4.75% 11/1/2031	512	516
Philip Morris International, Inc. 5.375% 2/15/2033	2,530	2,614
Philip Morris International, Inc. 5.625% 9/7/2033	3,138	3,290
Philip Morris International, Inc. 5.25% 2/13/2034	4,088	4,172

169	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.90% 11/1/2034	USD 6,797	$6,769
Post Holdings, Inc. 4.625% 4/15/2030 (a)	3,705	3,565
Post Holdings, Inc. 6.25% 2/15/2032 (a)	303	312
Post Holdings, Inc. 6.375% 3/1/2033 (a)	5,040	5,098
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	2,995	2,762
TreeHouse Foods, Inc. 4.00% 9/1/2028	4,858	4,435
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.077% 5/1/2031 (b)(c)	881	892
US Foods, Inc. 4.625% 6/1/2030 (a)	320	312
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,057	1,035
Walmart, Inc. 4.90% 4/28/2035	1,200	1,216
		127,039

Utilities 4.34%
Aegea Finance SARL 9.00% 1/20/2031 (a)	1,788	1,900
AEP Transmission Co., LLC 5.375% 6/15/2035	125	128
Baltimore Gas and Electric Co. 5.30% 6/1/2034	1,925	1,972
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	265	265
Comision Federal de Electricidad 6.45% 1/24/2035 (a)	2,040	2,016
Consumers Energy Co. 5.05% 5/15/2035	2,945	2,967
Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	264
Duke Energy Corp. 4.50% 8/15/2032	329	322
Duke Energy Florida, LLC 5.875% 11/15/2033	90	96
Edison International 4.125% 3/15/2028	575	555
Edison International 5.25% 11/15/2028	750	743
Edison International 5.45% 6/15/2029	1,245	1,232
Edison International 6.95% 11/15/2029	1,350	1,404
Edison International 6.25% 3/15/2030	1,000	1,016
Edison International 5.25% 3/15/2032	6,380	6,056
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (d)	2,590	2,460
Electricite de France SA, 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(d)	2,750	3,109
Florida Power & Light Co. 5.30% 6/15/2034	4,750	4,898
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (a)	565	583
Long Ridge Energy, LLC, 8.75% 2/15/2032 (a)	4,590	4,772
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.327% 3/28/2031 (b)(c)	233	233
Northern States Power Co. 5.65% 5/15/2055	360	360
Pacific Gas and Electric Co. 3.00% 6/15/2028	220	209
Pacific Gas and Electric Co. 4.55% 7/1/2030	74	72
Pacific Gas and Electric Co. 3.25% 6/1/2031	420	377
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,000	1,031
Pacific Gas and Electric Co. 6.40% 6/15/2033	6,245	6,532
Pacific Gas and Electric Co. 5.70% 3/1/2035	700	694
Pacific Gas and Electric Co. 3.30% 8/1/2040	135	97
Pacific Gas and Electric Co. 4.95% 7/1/2050	6,433	5,191
Pacific Gas and Electric Co. 3.50% 8/1/2050	8,765	5,627
Pacific Gas and Electric Co. 6.70% 4/1/2053	2,930	2,941
Pacific Gas and Electric Co. 5.90% 10/1/2054	2,605	2,365
PacifiCorp 5.45% 2/15/2034	3,410	3,460
PacifiCorp 3.30% 3/15/2051	695	452
PacifiCorp 2.90% 6/15/2052	1,508	894
PacifiCorp 5.35% 12/1/2053	754	679
PacifiCorp 5.50% 5/15/2054	366	337
PacifiCorp 5.80% 1/15/2055	3,375	3,233
PG&E Corp. 5.25% 7/1/2030	4,345	4,142
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (d)	5,709	5,421
Public Service Electric and Gas Co. 5.05% 3/1/2035	2,786	2,818
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	325	329
Southern California Edison Co. 5.65% 10/1/2028	300	307

Capital Group Fixed Income ETF Trust	170

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 2.50% 6/1/2031	USD 645	$560
Southern California Edison Co. 5.20% 6/1/2034	4,280	4,154
Southern California Edison Co. 5.45% 3/1/2035	2,565	2,519
Southern California Edison Co. 4.00% 4/1/2047	219	158
Southern California Edison Co. 4.125% 3/1/2048	71	52
Southern California Edison Co. 3.65% 2/1/2050	8,623	5,707
Southern California Edison Co. 2.95% 2/1/2051	380	223
Southern California Edison Co. 5.75% 4/15/2054	3,960	3,552
Southern California Edison Co. 5.90% 3/1/2055	4,550	4,166
Southern California Edison Co. 6.20% 9/15/2055	700	671
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	4,519	4,846
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (b)(c)	64	64
Tampa Electric Co. 5.15% 3/1/2035	3,370	3,388
Union Electric Co. 5.25% 4/15/2035	2,200	2,248
Union Electric Co. 5.125% 3/15/2055	50	46
Xcel Energy, Inc. 5.45% 8/15/2033	615	628
Xcel Energy, Inc. 5.50% 3/15/2034	50	51
Xcel Energy, Inc. 5.60% 4/15/2035	4,175	4,264
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	2,245	2,227
		124,083

Real estate 3.82%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	2,840	2,330
Boston Properties, LP 2.55% 4/1/2032	2,292	1,935
Boston Properties, LP 2.45% 10/1/2033	3,628	2,901
Boston Properties, LP 6.50% 1/15/2034	1,984	2,125
Boston Properties, LP 5.75% 1/15/2035	8,062	8,118
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	504	503
Fideicomiso Fibra Uno 7.70% 1/23/2032 (a)	280	292
Fideicomiso Fibra Uno 8.25% 1/23/2037 (a)	375	396
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,385	1,396
Highwoods Realty, LP 7.65% 2/1/2034	3,155	3,569
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	5	5
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	5,500	5,242
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	2,761	2,550
Hudson Pacific Properties, LP 4.65% 4/1/2029	500	450
Hudson Pacific Properties, LP 3.25% 1/15/2030	3,685	3,016
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	335	331
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,424	2,274
Kennedy-Wilson, Inc. 4.75% 2/1/2030	3,660	3,356
Kennedy-Wilson, Inc. 5.00% 3/1/2031	7,490	6,757
Kilroy Realty, LP 6.25% 1/15/2036	673	671
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,190	1,198
MPT Operating Partnership, LP 5.00% 10/15/2027	8,538	7,894
MPT Operating Partnership, LP 3.50% 3/15/2031	3,390	2,400
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	12,381	12,967
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	5,877	5,698
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	345	347
Prologis, LP 4.75% 6/15/2033	1,110	1,107
Prologis, LP 5.00% 3/15/2034	2,025	2,031
Prologis, LP 5.00% 1/31/2035	1,072	1,072
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	140	139
Service Properties Trust 4.75% 10/1/2026	245	242
Service Properties Trust 4.95% 2/15/2027	2,066	2,041
Service Properties Trust 3.95% 1/15/2028	4,595	4,248
Service Properties Trust 8.375% 6/15/2029	3,270	3,404
Service Properties Trust 4.95% 10/1/2029	4,079	3,563

171	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Service Properties Trust 4.375% 2/15/2030	USD 7,140	$6,011
Service Properties Trust 8.625% 11/15/2031 (a)	5,187	5,572
VICI Properties, LP 5.625% 4/1/2035	944	953
		109,104

Municipals 0.02%
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(h)	393	393
Total corporate bonds, notes & loans		1,981,273
Mortgage-backed obligations 19.98%
Commercial mortgage-backed securities 11.20%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (c)(j)	634	621
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 6.392% 6/15/2030 (a)(c)(j)	7,426	7,444
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (a)(c)(j)	6,887	7,000
Bank5, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (c)(j)	779	802
Bank5, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (c)(j)	1,747	1,864
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028 (c)(j)	267	283
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032 (c)(j)	556	564
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032 (c)(j)	500	490
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (c)(j)	375	390
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056 (c)(j)	102	104
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056 (c)(j)	400	417
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (c)(j)	493	518
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (c)(j)	380	407
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (c)(j)	598	644
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057 (c)(j)	182	187
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (c)(j)	3,265	3,405
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (c)(j)	1,972	2,056
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.322% 11/15/2057 (c)(j)	629	638
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (c)(j)	3,644	3,792
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.50% 12/15/2057 (c)(j)	1,961	1,998
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.211% 5/15/2062 (c)(j)	500	420
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.231% 3/15/2037 (a)(c)(j)	1,600	1,515
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (c)(j)	5,684	4,820
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.151% 12/15/2055 (c)(j)	1,008	1,027
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056 (c)(j)	148	154
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.611% 7/15/2056 (c)(j)	470	484
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (j)	207	207
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class A5, 5.829% 5/15/2057 (j)	1,846	1,955
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (c)(j)	286	288
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057 (c)(j)	2,530	2,653
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class A5, 5.403% 9/15/2057 (j)	4,218	4,343
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057 (j)	63	63
Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057 (c)(j)	2,670	2,732
Barclays Commercial Mortgage Securities, LLC, Series 24-C30, Class A5, 5.532% 11/15/2057 (c)(j)	3,543	3,676
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class C, 5.98% 11/15/2057 (c)(j)	1,652	1,658
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class C, 5.756% 12/15/2057 (j)	1,500	1,503
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class C, 5.981% 3/15/2058 (c)(j)	2,281	2,306
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (c)(j)	3,571	3,740
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (c)(j)	1,182	1,244
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062 (j)	3,421	3,475
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054 (c)(j)	980	727
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.12% 4/15/2056 (c)(j)	226	237
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029 (j)	1,074	1,129
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (j)	500	521
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.58% 12/15/2056 (c)(j)	893	944
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (j)	403	420
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057 (c)(j)	101	105
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (c)(j)	1,897	2,016

Capital Group Fixed Income ETF Trust	172

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (j)	USD 1,300	$1,353
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (c)(j)	3,000	3,081
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (c)(j)	5,000	5,190
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2030 (c)(j)	1,854	1,944
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.902% 3/15/2041 (a)(c)(j)	1,600	1,601
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (c)(j)	1,052	1,103
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (c)(j)	403	417
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(j)	167	148
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (c)(j)	196	204
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (c)(j)	2,268	2,375
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (c)(j)	89	91
BMO Mortgage Trust, Series 2024-5C5, Class C, 7.112% 2/15/2057 (c)(j)	2,836	2,928
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057 (c)(j)	854	882
BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759% 7/15/2057 (j)	4,197	4,411
BMO Mortgage Trust, Series 2024-C9, Class B, 6.561% 7/15/2057 (c)(j)	1,897	2,010
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057 (c)(j)	1,641	1,683
BMO Mortgage Trust, Series 2024-C10, Class A5, 5.478% 11/15/2057 (c)(j)	4,995	5,152
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057 (c)(j)	396	407
BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057 (c)(j)	1,121	1,120
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (c)(j)	771	790
BMO Mortgage Trust, Series 2024-5C8, Class C, 5.744% 12/15/2057 (c)(j)	1,495	1,504
BMO Mortgage Trust, Series 2025-C11, Class C, 6.123% 2/15/2058 (c)(j)	740	752
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.701% 6/15/2041 (a)(c)(j)	2,809	2,808
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.151% 8/15/2041 (a)(c)(j)	2,915	2,935
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.218% 5/15/2029 (a)(c)(j)	10,367	10,335
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.252% 5/15/2034 (a)(c)(j)	2,663	2,666
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.801% 5/15/2034 (a)(c)(j)	738	739
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.076% 9/15/2036 (a)(c)(j)	271	270
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.426% 9/15/2036 (a)(c)(j)	688	685
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.302% 2/15/2039 (a)(c)(j)	769	769
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.763% 8/15/2039 (a)(c)(j)	195	196
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 7.401% 8/15/2039 (a)(c)(j)	3,883	3,907
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.009% 8/15/2039 (a)(c)(j)	175	175
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 7.102% 10/15/2041 (a)(c)(j)	2,825	2,839
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.854% 11/15/2041 (a)(c)(j)	2,355	2,365
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.903% 11/15/2041 (a)(c)(j)	342	343
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.252% 11/15/2026 (a)(c)(j)	7,191	7,222
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.851% 11/15/2041 (a)(c)(j)	2,044	2,050
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(c)(j)	7,679	7,535
BX Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(c)(j)	1,385	1,411
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.192%) 6.504% 3/15/2042 (a)(c)(j)	5,373	5,375
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.903% 3/15/2042 (a)(c)(j)	3,282	3,282
BX Trust, Series 2025-GW, Class C, (1-month USD CME Term SOFR + 2.10% ) 6.427% 7/15/2042 (a)(c)(j)	5,520	5,543
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044 (a)(j)	500	457
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044 (a)(c)(j)	500	461
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044 (a)(c)(j)	495	461
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.368% 8/15/2026 (a)(c)(j)	2,884	2,884
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.462% 9/15/2028 (a)(c)(j)	958	960
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028 (a)(c)(j)	1,129	1,127
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(c)(j)	245	248
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (c)(j)	140	122
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043 (a)(c)(j)	664	614
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040 (a)(c)(j)	1,546	1,590
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(c)(j)	744	747
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2029 (a)(c)(j)	669	672
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056 (c)(j)	495	510
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056 (c)(j)	195	198
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.562% 12/15/2029 (a)(c)(j)	4,390	4,399

173	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039 (a)(c)(j)	USD 3,655	$3,766
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.703% 3/15/2039 (a)(c)(j)	2,642	2,654
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.202% 3/15/2039 (a)(c)(j)	960	965
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(c)(j)	670	674
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (a)(c)(j)	380	381
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(c)(j)	1,885	1,876
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/6/2029 (a)(c)(j)	2,897	2,951
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (j)	900	750
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053 (j)	2,950	2,322
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.354% 3/15/2042 (a)(c)(j)	281	281
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.913% 3/15/2042 (a)(c)(j)	1,630	1,630
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.602% 3/15/2042 (a)(c)(j)	2,938	2,882
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.252% 5/15/2037 (a)(c)(j)	2,000	2,003
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.752% 5/15/2037 (a)(c)(j)	2,324	2,327
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(c)(j)	1,076	1,106
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039 (a)(c)(j)	945	957
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039 (a)(c)(j)	2,026	2,066
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901% 1/13/2040 (a)(c)(j)	7,070	7,332
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.562% 3/15/2042 (a)(c)(j)	6,000	5,991
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.162% 3/15/2042 (a)(c)(j)	6,000	5,998
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.905% 11/15/2039 (a)(c)(j)	1,381	1,384
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 6.254% 11/15/2039 (a)(c)(j)	2,500	2,505
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.554% 11/15/2039 (a)(c)(j)	942	943
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.602% 12/15/2039 (a)(c)(j)	4,000	3,993
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.85% 12/15/2039 (a)(c)(j)	5,000	4,941
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041 (a)(c)(j)	1,619	1,652
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (j)	483	471
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048 (c)(j)	508	506
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033 (c)(j)	410	438
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033 (c)(j)	283	290
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.17% 3/25/2050 (a)(c)(j)	1,253	1,274
Multi Family Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.305% 11/25/2053 (a)(c)(j)	1,493	1,551
Multi Family Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.805% 11/25/2053 (a)(c)(j)	4,882	5,475
Multi Family Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.705% 5/25/2055 (a)(c)(j)	4,966	4,981
Multi Family Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.405% 5/25/2055 (a)(c)(j)	1,291	1,297
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (a)(c)(j)	475	495
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (a)(c)(j)	456	473
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047 (a)(c)(j)	527	543
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 6.204% 2/15/2042 (a)(c)(j)	542	537
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.753% 2/15/2042 (a)(c)(j)	1,824	1,795
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.053% 5/15/2039 (a)(c)(j)	486	484

Capital Group Fixed Income ETF Trust	174

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.576% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(d)(j)	USD 3,395	$3,382
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.912% 10/15/2041 (a)(c)(j)	1,901	1,906
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.262% 1/15/2039 (a)(c)(j)	2,000	1,975
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.953% 3/15/2042 (a)(c)(j)	4,894	4,857
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.652% 3/15/2042 (a)(c)(j)	6,182	6,141
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050 (a)(j)	1,915	1,859
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.358% 8/15/2050 (c)(j)	791	750
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048 (c)(j)	733	731
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (c)(j)	3,000	2,920
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (j)	967	928
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (c)(j)	3,600	3,764
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057 (c)(j)	972	979
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class C, 6.333% 11/15/2057 (c)(j)	3,232	3,292
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (c)(j)	903	936
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (j)	1,033	1,079
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.101% 11/15/2027 (a)(c)(j)	412	413
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (a)(c)(j)	260	264
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027 (a)(c)(j)	148	150
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 8/5/2027 (a)(c)(j)	2,516	2,523
		319,821

Federal agency mortgage-backed obligations 6.16%
Fannie Mae Pool #DA5999 5.50% 3/1/2054 (j)	30	31
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (j)	15,645	15,915
Fannie Mae Pool #DB5508 5.50% 6/1/2054 (j)	133	133
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (j)	17,277	17,575
Fannie Mae Pool #FS8600 6.00% 7/1/2054 (j)	3,656	3,745
Fannie Mae Pool #DC2313 5.50% 9/1/2054 (j)	42	42
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (j)	118	118
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (j)	174	177
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (j)	56	57
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (j)	8,167	8,304
FARM Mortgage Trust, Series 2024-1, Class B, 5.102% 10/1/2053 (a)(c)(j)	1,365	1,201
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (a)(c)(j)	954	849
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(c)(j)	10,000	10,078
Freddie Mac Pool #SD4669 6.00% 10/1/2053 (j)	10,012	10,195
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (j)	9,342	9,508
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (j)	1,044	1,062
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (j)	33	33
Freddie Mac Pool #RJ2527 5.50% 7/1/2054 (j)	1,638	1,639
Freddie Mac Pool #SD6800 6.00% 8/1/2054 (j)	8,736	8,927
Freddie Mac Pool #SD6585 5.50% 10/1/2054 (j)	23	23
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (j)	14,301	14,312
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (j)	6,784	6,900
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (j)	549	549
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (j)	6,172	6,276
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (j)	31	31
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (j)	25,274	25,699
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (j)	928	928
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (j)	6,700	6,812
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (j)	24,460	24,858
		175,977

175	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 2.62%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(c)(j)	USD 224	$221
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(c)(j)	29	28
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(c)(j)	971	920
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(c)(j)	637	612
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(c)(j)	545	529
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(c)(j)	2,205	2,159
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.705% 12/25/2042 (a)(c)(j)	655	673
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.855% 5/25/2043 (a)(c)(j)	285	301
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(d)(j)	4,827	4,649
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, (30-day Average USD-SOFR + 9.464%) 13.77% 4/25/2028 (c)(j)	1,585	1,619
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 12.17% 9/25/2048 (a)(c)(j)	2,500	2,892
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.52% 1/25/2050 (a)(c)(j)	2,000	2,206
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.67% 1/25/2050 (a)(c)(j)	2,240	2,475
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.22% 2/25/2050 (a)(c)(j)	633	695
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.42% 8/25/2050 (a)(c)(j)	6,430	8,530
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.851% 10/25/2050 (a)(c)(j)	3,850	5,365
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.705% 11/25/2050 (a)(c)(j)	1,180	1,421
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.955% 12/25/2050 (a)(c)(j)	425	486
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(d)(j)	4,873	4,726
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (a)(c)(j)	3,089	3,129
IRV Trust, Series 2025-200P, Class B, 5.621% 3/14/2047 (a)(c)(j)	2,750	2,757
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (a)(c)(j)	3,273	3,262
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(d)(j)	564	570
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(d)(j)	458	462
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(d)(j)	6,593	6,626
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041 (a)(j)	1,131	1,062
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (a)(j)	465	433
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041 (a)(c)(j)	1,073	991
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (a)(c)(j)	449	414
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041 (a)(j)	1,383	1,299
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (a)(j)	534	497
Progress Residential Trust, Series 2025-SFR1, Class D, 3.65% 2/17/2042 (a)(j)	1,799	1,663
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(j)	3,239	3,052
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.762% 10/17/2041 (a)(c)(j)	3,333	3,349
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.262% 10/17/2041 (a)(c)(j)	4,571	4,617
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (a)(j)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040 (a)(j)	100	104
		74,894
Total mortgage-backed obligations		570,692
Asset-backed obligations 7.29%
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029 (a)(j)	347	351
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)	3,225	3,379
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)	6,480	6,708
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)	8,071	8,689
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)	8,071	8,512

Capital Group Fixed Income ETF Trust	176

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)	USD 3,889	$4,017
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)	5,980	6,207
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (a)(j)	774	789
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (a)(j)	369	373
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(j)	5,000	5,003
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029 (a)(j)	4,750	4,824
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027 (a)(j)	553	559
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028 (a)(j)	100	102
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028 (a)(j)	187	191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)	578	587
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)	997	1,015
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)	1,541	1,572
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.443% 4/25/2034 (a)(c)(j)	1,000	1,002
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.924% 5/17/2031 (a)(c)(j)	6,944	6,924
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(j)	139	141
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (j)	271	273
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (j)	527	536
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (j)	864	882
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039 (a)(j)	613	616
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(j)	1,251	1,270
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(j)	160	162
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(j)	4,839	4,892
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(j)	477	486
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(j)	400	404
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(j)	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(j)	100	102
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(j)	3,000	3,329
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(j)	700	727
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(j)	4,350	4,491
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(j)	118	121
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(j)	136	141
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(j)	547	554
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(j)	260	264
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(j)	269	280
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(j)	1,797	1,823
EquipmentShare, Series 2025-1M, Class B, 5.31% 9/26/2033 (a)	1,188	1,197
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)	5,248	5,286
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(j)	246	248
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(j)	172	174
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(j)	2,212	2,393
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (j)	559	571
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(j)	1,014	1,104
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(j)	1,100	1,204
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(j)	1,351	1,472
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(j)	1,170	1,222
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028 (a)(j)	584	589
Fortress Credit BSL, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.119% 10/20/2032 (a)(c)(j)	2,820	2,825
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.164% 4/23/2036 (a)(c)	3,318	3,318
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(j)	68	70
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(j)	397	405
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(j)	950	1,026
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(j)	1,010	1,108
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(j)	1,170	1,222
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031 (a)(j)	1,596	1,649
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(j)	203	206
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028 (a)(j)	300	305
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(j)	478	457
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030 (a)(j)	233	242
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(j)	250	256
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(j)	3,298	3,314

177	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(j)	USD 1,414	$1,413
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(j)	250	257
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(j)	3,831	3,816
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(j)	1,310	1,286
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/26/2031 (a)	453	458
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(j)	839	841
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041 (a)(j)	3,572	3,298
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041 (a)(j)	2,034	1,930
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(j)	273	275
Mission Lane Credit Card Master Trust, Series 2023-B, Class C, 10.44% 11/15/2028 (a)(j)	6,312	6,320
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (a)(j)	4,000	4,040
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (a)(j)	5,000	5,095
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)	4,663	4,666
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.89% 9/15/2031 (a)	1,326	1,329
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 6.13% 9/15/2031 (a)	854	856
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 6.47% 9/15/2031 (a)	953	955
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 12.39% 9/15/2031 (a)	5,000	5,011
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)	1,083	1,089
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)	859	865
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(j)	3,473	3,189
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.369% 7/20/2034 (a)(c)(j)	3,000	2,994
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (a)(j)	273	275
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(j)	545	554
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031 (a)(j)	316	324
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(j)	265	264
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(j)	343	342
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.532% 10/25/2036 (a)(c)(j)	467	469
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.432% 10/25/2036 (a)(c)(j)	378	380
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.756% 1/15/2033 (a)(c)(j)	1,608	1,601
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(j)	543	550
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(j)	512	530
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.88% 4/17/2036 (a)(c)(j)	2,500	2,501
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 9.269% 7/20/2036 (a)(c)(j)	250	250
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (j)	149	152
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(j)	433	447
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(j)	213	194
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(j)	102	92
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053 (a)(j)	415	425
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)	4,987	5,050
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(j)	4,935	5,179
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(j)	1,000	1,027
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 6.056% 7/15/2032 (a)(c)(j)	2,846	2,839
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 7.056% 7/15/2032 (a)(c)(j)	2,230	2,201
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(j)	1,268	1,263
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(j)	1,496	1,495
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)	2,683	2,683
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)	4,698	4,697
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(j)	3,000	3,070
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.769% 4/20/2034 (a)(c)(j)	2,287	2,291
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 8.019% 4/20/2034 (a)(c)(j)	2,422	2,429
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 6.139% 4/20/2037 (a)(c)(j)	471	471
		208,290

Capital Group Fixed Income ETF Trust	178

Capital Group U.S. Multi-Sector Income ETF (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 0.64%
U.S. Treasury 0.64%
U.S. Treasury 3.875% 6/15/2028 (k)	USD 14,568	$14,645
U.S. Treasury 4.00% 5/31/2030	3,602	3,637
		18,282
Municipals 0.06%
California 0.02%
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	440	441

Puerto Rico 0.04%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (i)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (i)	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (i)	45	25
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (i)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (i)	95	52
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (i)	135	74
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (i)	110	60
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (i)	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (i)	35	19
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (i)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (i)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (i)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (i)	195	107
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (i)	10	6
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (i)	30	16
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (i)	110	60
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (i)	30	16
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (i)	80	44
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (i)	310	170
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (i)	160	88
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (i)	30	16
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (i)	175	96
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (i)	45	25
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017 (d)(i)	130	71
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (i)	35	19
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (i)	325	178
		1,167

Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(i)	187	141
Total municipals		1,749
Total bonds, notes & other debt instruments (cost: $2,757,208,000)		2,780,286
Common stocks 0.06%	Shares
Consumer discretionary 0.04%
Aimbridge Topco, LLC (h)(l)	17,246	1,298
Party City Holdco, Inc. (a)(h)	37	— (m)
Party City Holdco, Inc. (h)	3,715	— (m)
		—
		1,298

179	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Common stocks (continued)	Shares	Value (000)

Energy 0.01%
New Fortress Energy, Inc., Class A	96,197	$319

Information technology 0.01%
Diebold Nixdorf, Inc. (l)	3,082	171

Materials 0.00%
Venator Materials PLC (h)(l)	90	— (m)
Total common stocks (cost: $3,137,000)		1,788
Short-term securities 3.51%
Money market investments 3.51%
Capital Group Central Cash Fund 4.35% (n)(o)	1,002,414	100,241
Total short-term securities (cost: $100,223,000)		100,241
Options purchased (equity style) 0.00%
Options purchased (equity style)*		79
Total options purchased (equity style) (cost: $70,000)		79
Total investment securities 100.89% (cost: $2,860,638,000)		2,882,394

Other assets less liabilities (0.89)%	(25,356)
Net assets 100.00%	$2,857,038
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2025 (000)
Call
3 Month SOFR Futures Option	198	12/11/2026	USD 98.00	USD 495	$79
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	911	9/30/2025	USD189,509	$797
5 Year U.S. Treasury Note Futures	Long	1,172	9/30/2025	127,748	1,363
10 Year U.S. Treasury Note Futures	Long	516	9/19/2025	57,857	870
10 Year Ultra U.S. Treasury Note Futures	Short	706	9/19/2025	(80,671)	(1,280)
30 Year U.S. Treasury Bond Futures	Long	146	9/19/2025	16,858	614
30 Year Ultra U.S. Treasury Bond Futures	Short	327	9/19/2025	(38,954)	(1,249)
					$1,115

Capital Group Fixed Income ETF Trust	180

Capital Group U.S. Multi-Sector Income ETF (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Currency purchased (000)		Currency sold (000)
EUR	1,964	USD	1,674	HSBC Bank	7/1/2025	$8
USD	1,897	EUR	1,674	BNP Paribas	7/1/2025	(75)
EUR	1,000	USD	875	BNP Paribas	7/15/2025	31
USD	16,137	EUR	14,029	Bank of America	7/16/2025	(404)
USD	2,085	EUR	1,790	HSBC Bank	7/25/2025	(27)
USD	1,969	EUR	1,674	HSBC Bank	8/11/2025	(7)
						$(474)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0615%	Annual	SOFR	Annual	9/29/2025	USD39,000	$57	$—	$57
4.834%	Annual	SOFR	Annual	10/19/2026	13,500	189	—	189
4.071%	Annual	SOFR	Annual	11/15/2026	80,000	407	—	407
4.161%	Annual	SOFR	Annual	12/26/2026	35,000	261	—	261
4.103%	Annual	SOFR	Annual	12/23/2027	82,000	1,298	—	1,298
4.692%	Annual	SOFR	Annual	9/29/2028	16,200	642	—	642
4.077%	Annual	SOFR	Annual	12/23/2029	83,000	2,302	—	2,302
SOFR	Annual	3.7695%	Annual	10/30/2031	17,000	(266)	—	(266)
4.0685%	Annual	SOFR	Annual	12/23/2031	25,000	820	—	820
4.6415%	Annual	SOFR	Annual	9/29/2033	19,500	1,454	—	1,454
4.407%	Annual	SOFR	Annual	11/3/2033	3,000	174	—	174
SOFR	Annual	3.456%	Annual	1/2/2034	55,000	628	—	628
SOFR	Annual	3.613%	Annual	10/16/2034	100,000	307	—	307
SOFR	Annual	3.617%	Annual	10/21/2034	55,400	158	—	158
SOFR	Annual	3.773%	Annual	11/4/2034	12,500	(117)	—	(117)
SOFR	Annual	3.781%	Annual	11/4/2034	18,200	(182)	—	(182)
SOFR	Annual	4.075%	Annual	12/23/2034	9,000	(298)	—	(298)
SOFR	Annual	4.084%	Annual	1/2/2035	10,000	(338)	—	(338)
4.5965%	Annual	SOFR	Annual	11/2/2038	2,300	184	—	184
3.9515%	Annual	SOFR	Annual	11/15/2039	22,000	199	—	199
4.5595%	Annual	SOFR	Annual	11/2/2043	1,500	120	—	120
3.901%	Annual	SOFR	Annual	11/21/2044	7,200	(61)	—	(61)
SOFR	Annual	3.364%	Annual	5/15/2049	10,700	995	—	995
SOFR	Annual	3.268%	Annual	5/15/2049	750	81	—	81
SOFR	Annual	3.6455%	Annual	10/21/2049	16,000	793	—	793
SOFR	Annual	3.6675%	Annual	12/9/2049	11,000	508	—	508
4.392%	Annual	SOFR	Annual	9/29/2053	4,400	347	—	347
SOFR	Annual	3.2845%	Annual	1/2/2054	11,700	1,291	—	1,291
SOFR	Annual	3.5625%	Annual	12/6/2054	4,700	291	—	291
						$12,244	$—	$12,244

181	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (p) (000)	Value at 6/30/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2025 (000)
5.00%	Quarterly	CDX.NA.HY.S44	6/20/2030	USD48,690	$3,656	$2,822	$834
1.00%	Quarterly	CDX.NA.IG.S44	6/20/2030	USD7,220	160	65	95
					$3,816	$2,887	$929
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 3.51%
Money market investments 3.51%
Capital Group Central Cash Fund 4.35% (n)	$79,452	$525,507	$504,714	$(8)	$4	$100,241	$2,403
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (d)(g)	6/23/2023	$996	$1,046	0.04%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (d)(g)	6/23/2023	107	112	0.01
Sasol Financing USA, LLC 8.75% 5/3/2029	4/15/2024 - 9/27/2024	1,751	1,685	0.06
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024 - 8/9/2024	968	996	0.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/12/2023	266	272	0.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (b)(c)	9/12/2023	5	6	0.00 (r)
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)	4/28/2025	1,716	1,785	0.06
		$5,809	$5,902	0.22%

Capital Group Fixed Income ETF Trust	182

Capital Group U.S. Multi-Sector Income ETF (continued)
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,436,738,000, which represented 50.29% of the net assets of the fund.

(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $21,208,000, which represented 0.73% of the net assets of the fund.

(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	Step bond; coupon rate may change at a later date.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,902,000, which represented 0.22% of the net assets of the fund.

(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	Value determined using significant unobservable inputs.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,097,000, which represented 0.04% of the net assets of the fund.
(l)	Security did not produce income during the last 12 months.
(m)	Amount less than one thousand.
(n)	Rate represents the seven-day yield at 6/30/2025.
(o)	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(r)	Amount less than 0.01%.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Dev. = Development
Dist. = District
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities

ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

183	Capital Group Fixed Income ETF Trust

Financial statementsunaudited
Statements of assets and liabilities at June 30, 2025(dollars and shares in thousands, except per-share amount)

	Core Bond ETF	Core Plus Income ETF	High Yield Bond ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,437,468	$5,090,862	$43,979
Affiliated issuers	92,768	403,131	6,777
Cash	105	1,712	51
Cash collateral pledged for futures contracts	—	2,724	—
Cash collateral pledged for swap contracts	—	1	—
Cash denominated in currencies other than U.S. dollars	—	42	—
Unrealized appreciation on open forward currency contracts	—	11	—
Bilateral swaps, at value	—	—	—
Unrealized appreciation on unfunded commitments*	—	— †	—
Receivables for:
Sales of investments	—	235,718	478
Sales of fund’s shares	3,154	4,040	—
Dividends and interest	20,517	44,306	547
Variation margin on futures contracts	15,878	18,204	—
Variation margin on centrally cleared swap contracts	3,051	5,667	—
	2,572,941	5,806,418	51,832
Liabilities:
Cash collateral pledged for forward contracts	—	2,540	—
Unrealized depreciation on open forward currency contracts	—	243	—
Bilateral swaps, at value	—	33	—
Payables for:
Purchases of investments	83,232	608,658	2,025
Investment advisory services	524	1,405	3
Variation margin on futures contract	13,156	17,502	—
Variation margin on centrally cleared swap contracts	3,051	5,854	—
Bank overdraft	—	—	—
	99,963	636,235	2,028
Commitments and contingencies*
Net assets at June 30, 2025	$2,472,978	$5,170,183	$49,804
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,458,694	$5,184,766	$49,500
Total distributable earnings (accumulated loss)	14,284	(14,583)	304
Net assets at June 30, 2025	$2,472,978	$5,170,183	$49,804
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$2,472,978	$5,170,183	$49,804
Shares outstanding	94,020	229,684	1,980
Net asset value per share	$26.30	$22.51	$25.15
Investment securities, at cost:
Unaffiliated issuers	$2,413,537	$5,056,747	$43,731
Affiliated issuers	92,756	403,063	6,777
Cash denominated in currencies other than U.S. dollars, at cost	—	42	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	184

Financial statements (continued)unaudited
Statements of assets and liabilities at June 30, 2025 (continued)(dollars and shares in thousands, except per-share amount)

	International Bond ETF (USD-Hedged)	Municipal Income ETF	Municipal High-Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$48,705	$3,357,022	$199,870
Affiliated issuers	13	—	—
Cash	—	342	323
Cash collateral pledged for futures contracts	232	558	75
Cash collateral pledged for swap contracts	145	50	—
Cash denominated in currencies other than U.S. dollars	1	—	—
Unrealized appreciation on open forward currency contracts	26	—	—
Bilateral swaps, at value	13	—	—
Unrealized appreciation on unfunded commitments*	—	—	—
Receivables for:
Sales of investments	1,535	3,341	—
Sales of fund’s shares	—	1,600	3,687
Dividends and interest	420	39,660	2,312
Variation margin on futures contracts	499	—	38
Variation margin on centrally cleared swap contracts	50	—	—
	51,639	3,402,573	206,305
Liabilities:
Cash collateral pledged for forward contracts	—	—	—
Unrealized depreciation on open forward currency contracts	577	—	—
Bilateral swaps, at value	43	—	—
Payables for:
Purchases of investments	318	40,857	955
Investment advisory services	19	730	53
Variation margin on futures contract	498	18	35
Variation margin on centrally cleared swap contracts	50	—	—
Bank overdraft	284	—	—
	1,789	41,605	1,043
Commitments and contingencies*
Net assets at June 30, 2025	$49,850	$3,360,968	$205,262
Net assets consist of:
Capital paid in on shares of beneficial interest	$49,500	$3,386,398	$209,065
Total distributable earnings (accumulated loss)	350	(25,430)	(3,803)
Net assets at June 30, 2025	$49,850	$3,360,968	$205,262
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$49,850	$3,360,968	$205,262
Shares outstanding	1,980	126,000	8,350
Net asset value per share	$25.18	$26.67	$24.58
Investment securities, at cost:
Unaffiliated issuers	$46,006	$3,384,169	$203,698
Affiliated issuers	12	—	—
Cash denominated in currencies other than U.S. dollars, at cost	2	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

185	Capital Group Fixed Income ETF Trust

Financial statements (continued)unaudited
Statements of assets and liabilities at June 30, 2025 (continued)(dollars and shares in thousands, except per-share amount)

	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,289,070	$712,182	$55,119
Affiliated issuers	65,478	—	—
Cash	736	280	712
Cash collateral pledged for futures contracts	3,276	301	60
Cash collateral pledged for swap contracts	2,217	49	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—
Receivables for:
Sales of investments	—	—	—
Sales of fund’s shares	(4)	—	—
Dividends and interest	9,185	7,948	333
Variation margin on futures contracts	—	251	43
Variation margin on centrally cleared swap contracts	—	—	—
	1,369,958	721,011	56,267
Liabilities:
Cash collateral pledged for forward contracts	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Payables for:
Purchases of investments	44,700	11,163	204
Investment advisory services	264	142	7
Variation margin on futures contract	174	279	46
Variation margin on centrally cleared swap contracts	228	—	—
Bank overdraft	—	—	—
	45,366	11,584	257
Commitments and contingencies*
Net assets at June 30, 2025	$1,324,592	$709,427	$56,010
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,308,533	$706,118	$55,694
Total distributable earnings (accumulated loss)	16,059	3,309	316
Net assets at June 30, 2025	$1,324,592	$709,427	$56,010
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$1,324,592	$709,427	$56,010
Shares outstanding	51,120	27,240	2,220
Net asset value per share	$25.91	$26.04	$25.23
Investment securities, at cost:
Unaffiliated issuers	$1,276,955	$709,630	$54,975
Affiliated issuers	65,465	—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	186

Financial statements (continued)unaudited
Statements of assets and liabilities at June 30, 2025 (continued)(dollars and shares in thousands, except per-share amount)

U.S. Multi-Sector Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,782,153
Affiliated issuers	100,241
Cash	1,777
Cash collateral pledged for futures contracts	1,235
Cash collateral pledged for swap contracts	13,996
Cash denominated in currencies other than U.S. dollars	16
Unrealized appreciation on open forward currency contracts	39
Bilateral swaps, at value	—
Unrealized appreciation on unfunded commitments*	— †
Receivables for:
Sales of investments	36,569
Sales of fund’s shares	—
Dividends and interest	36,060
Variation margin on futures contracts	—
Variation margin on centrally cleared swap contracts	—
2,972,086
Liabilities:
Cash collateral pledged for forward contracts	—
Unrealized depreciation on open forward currency contracts	513
Bilateral swaps, at value	—
Payables for:
Purchases of investments	112,638
Investment advisory services	882
Variation margin on futures contract	182
Variation margin on centrally cleared swap contracts	833
Bank overdraft	—
115,048
Commitments and contingencies*
Net assets at June 30, 2025	$2,857,038
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,815,498
Total distributable earnings (accumulated loss)	41,540
Net assets at June 30, 2025	$2,857,038
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$2,857,038
Shares outstanding	103,620
Net asset value per share	$27.57
Investment securities, at cost:
Unaffiliated issuers	$2,760,415
Affiliated issuers	100,223
Cash denominated in currencies other than U.S. dollars, at cost	16

*	Refer to Note 5 for further information on unfunded commitments.
†	Amount less than one thousand.

Refer to the notes to financial statements.

187	Capital Group Fixed Income ETF Trust

Financial statements (continued)unaudited
Statements of operations for the six months ended June 30, 2025(dollars in thousands)

	Core Bond ETF	Core Plus Income ETF	High Yield Bond ETF[1]
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$47,777	$150,658	$46
Dividends from affiliated issuers	1,983	13,217	5
	49,760	163,875	51
Fees and expenses:
Investment advisory services	2,661	7,738	3
Net investment income	47,099	156,137	48
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	(10,400)	(19,236)	8
Affiliated issuers	(37)	(50)	— [3]
In-kind redemptions	1,506	437	—
Futures contracts	(9,401)	(627)	—
Forward currency contracts	—	(736)	—
Swap contracts	(488)	(34,011)	—
Currency transactions	—	26	—
	(18,820)	(54,197)	8
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	38,352	71,060	248
Affiliated issuers	10	20	— [3]
Futures contracts	15,735	5,757	—
Forward currency contracts	—	(396)	—
Swap contracts	404	3,517	—
Currency translations	—	15	—
	54,501	79,973	248
Net realized gain (loss) and unrealized appreciation (depreciation)	35,681	25,776	256
Net increase (decrease) in net assets resulting from operations	$82,780	$181,913	$304

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	188

Financial statements (continued)unaudited
Statements of operations for the six months ended June 30, 2025 (continued)(dollars in thousands)

	International Bond ETF (USD-Hedged)	Municipal Income ETF	Municipal High-Income ETF
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$1,030	$57,319	$3,214
Dividends from affiliated issuers	50	—	—
	1,080	57,319	3,214
Fees and expenses:
Investment advisory services	113	3,994	232
Net investment income	967	53,325	2,982
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	(72)	(5,301)	(386)
Affiliated issuers	(1)	—	—
In-kind redemptions	—	397	—
Futures contracts	199	781	(16)
Forward currency contracts	(1,947)	—	—
Swap contracts	(33)	765	—
Currency transactions	(24)	—	—
	(1,878)	(3,358)	(402)
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	3,876	(22,446)	(3,518)
Affiliated issuers	1	—	—
Futures contracts	28	216	29
Forward currency contracts	(1,545)	—	—
Swap contracts	22	(774)	—
Currency translations	34	—	—
	2,416	(23,004)	(3,489)
Net realized gain (loss) and unrealized appreciation (depreciation)	538	(26,362)	(3,891)
Net increase (decrease) in net assets resulting from operations	$1,505	$26,963	$(909)

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

189	Capital Group Fixed Income ETF Trust

Financial statements (continued)unaudited
Statements of operations for the six months ended June 30, 2025 (continued)(dollars in thousands)

	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$30,329	$11,177	$1,015
Dividends from affiliated issuers	1,915	—	—
	32,244	11,177	1,015
Fees and expenses:
Investment advisory services	1,357	782	38
Net investment income	30,887	10,395	977
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	784	(425)	71
Affiliated issuers	(13)	—	—
In-kind redemptions	330	—	25
Futures contracts	165	(24)	(4)
Forward currency contracts	—	—	—
Swap contracts	(3,714)	296	—
Currency transactions	—	—	—
	(2,448)	(153)	92
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	9,014	2,362	35
Affiliated issuers	4	—	—
Futures contracts	151	(18)	(12)
Forward currency contracts	—	—	—
Swap contracts	(709)	(308)	—
Currency translations	—	—	—
	8,460	2,036	23
Net realized gain (loss) and unrealized appreciation (depreciation)	6,012	1,883	115
Net increase (decrease) in net assets resulting from operations	$36,899	$12,278	$1,092

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	190

Financial statements (continued)unaudited
Statements of operations for the six months ended June 30, 2025 (continued)(dollars in thousands)

U.S. Multi-Sector Income ETF
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$97,270
Dividends from affiliated issuers	2,403
99,673
Fees and expenses:
Investment advisory services	4,733
Net investment income	94,940
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	(1,921)
Affiliated issuers	(8)
In-kind redemptions	1,017
Futures contracts	804
Forward currency contracts	(359)
Swap contracts	(16,685)
Currency transactions	48
(17,104)
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	25,780
Affiliated issuers	4
Futures contracts	1,115
Forward currency contracts	(555)
Swap contracts	(2,180)
Currency translations	22
24,186
Net realized gain (loss) and unrealized appreciation (depreciation)	7,082
Net increase (decrease) in net assets resulting from operations	$102,022

[1]	For the period June 24, 2025, commencement of operations, through June 30, 2025.
[2]	Additional information related to non-U.S. taxes is included in the notes to financial statements.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

191	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Core Bond ETF		Core Plus Income ETF		High Yield Bond ETF
	Six months ended	Year ended	Six months ended	Year ended	Period ended
	June 30, 2025[1]	December 31, 2024	June 30, 2025[1]	December 31, 2024	June 30, 2025[1,2]
Operations:
Net investment income	$47,099	$34,549	$156,137	$185,128	$48
Net realized gain (loss)	(18,820)	(8,842)	(54,197)	(37,734)	8
Net unrealized appreciation (depreciation)	54,501	(21,692)	79,973	(81,746)	248
Net increase (decrease) in net assets resulting from operations	82,780	4,015	181,913	65,648	304
Distributions paid to shareholders	(41,311)	(33,238)	(113,210)	(143,463)	—
Net capital share transactions	852,033	1,512,134	1,116,600	2,497,645	49,500
Total increase (decrease) in net assets	893,502	1,482,911	1,185,303	2,419,830	49,804
Net assets:
Beginning of period	1,579,476	96,565	3,984,880	1,565,050	—
End of period	$2,472,978	$1,579,476	$5,170,183	$3,984,880	$49,804

	International Bond ETF (USD-Hedged)		Municipal Income ETF		Municipal High-Income ETF
	Six months ended	Period ended	Six months ended	Year ended	Six months ended	Period ended
	June 30, 2025[1]	December 31, 2024[3]	June 30, 2025[1]	December 31, 2024	June 30, 2025[1]	December 31, 2024[3]
Operations:
Net investment income	$967	$915	$53,325	$52,969	$2,982	$1,196
Net realized gain (loss)	(1,878)	708	(3,358)	(544)	(402)	8
Net unrealized appreciation (depreciation)	2,416	(247)	(23,004)	(19,983)	(3,489)	(310)
Net increase (decrease) in net assets resulting from operations	1,505	1,376	26,963	32,442	(909)	894
Distributions paid to shareholders	(1,708)	(823)	(49,968)	(49,415)	(2,628)	(1,137)
Net capital share transactions	—	49,500	717,562	2,166,571	124,247	84,795
Total increase (decrease) in net assets	(203)	50,053	694,557	2,149,598	120,710	84,552
Net assets:
Beginning of period	50,053	—	2,666,411	516,813	84,552	—
End of period	$49,850	$50,053	$3,360,968	$2,666,411	$205,262	$84,552

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	192

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Short Duration Income ETF		Short Duration Municipal Income ETF		Ultra Short Income ETF
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Period ended
	June 30, 2025[1]	December 31, 2024	June 30, 2025[1]	December 31, 2024	June 30, 2025[1]	December 31, 2024[3]
Operations:
Net investment income	$30,887	$37,836	$10,395	$8,648	$977	$839
Net realized gain (loss)	(2,448)	(10,210)	(153)	(269)	92	46
Net unrealized appreciation (depreciation)	8,460	3,101	2,036	(706)	23	110
Net increase (decrease) in net assets resulting from operations	36,899	30,727	12,278	7,673	1,092	995
Distributions paid to shareholders	(24,360)	(27,757)	(9,652)	(8,036)	(914)	(857)
Net capital share transactions	437,698	538,988	152,924	507,840	21,163	34,531
Total increase (decrease) in net assets	450,237	541,958	155,550	507,477	21,341	34,669
Net assets:
Beginning of period	874,355	332,397	553,877	46,400	34,669	—
End of period	$1,324,592	$874,355	$709,427	$553,877	$56,010	$34,669

	U.S. Multi-Sector Income ETF
	Six months ended	Year ended
	June 30, 2025[1]	December 31, 2024
Operations:
Net investment income	$94,940	$77,052
Net realized gain (loss)	(17,104)	(9,679)
Net unrealized appreciation (depreciation)	24,186	(6,619)
Net increase (decrease) in net assets resulting from operations	102,022	60,754
Distributions paid to shareholders	(69,337)	(64,695)
Net capital share transactions	873,720	1,575,085
Total increase (decrease) in net assets	906,405	1,571,144
Net assets:
Beginning of period	1,950,633	379,489
End of period	$2,857,038	$1,950,633

[1]	Unaudited.
[2]	For the period June 24, 2025, commencement of operations, through June 30, 2025.
[3]	For the period June 25, 2024, commencement of operations, through December 31, 2024.
Refer to the notes to financial statements.

193	Capital Group Fixed Income ETF Trust

Notes to financial statementsunaudited
1.  Organization

Capital Group Fixed Income ETF Trust (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The series consists of eight nondiversified exchange-traded funds: Capital Group Core Bond ETF (“Core Bond ETF”), Capital Group High Yield Bond ETF ("High Yield Bond ETF"), Capital Group International Bond ETF (USD-Hedged) (“International Bond ETF (USD-Hedged)”), Capital Group Municipal Income ETF (“Municipal Income ETF”),  Capital Group Short Duration Income ETF (“Short Duration Income ETF”), Capital Group Short Duration Municipal Income ETF (“Short Duration Municipal Income ETF”), Capital Group Ultra Short Income ETF (“Ultra Short Income ETF”) and Capital Group U.S. Multi-Sector Income ETF (“U.S. Multi-Sector Income ETF”), and two diversified exchange-traded funds: Capital Group Core Plus Income ETF (“Core Plus Income ETF”) and Capital Group Municipal High-Income ETF (“Municipal High-Income ETF") (each a “fund”, or collectively, the “funds”).
The investment objective(s) for each fund are as follows:
Core Bond ETF — To provide as high a level of current income as is consistent with the preservation of capital.
Core Plus Income ETF — To provide current income and seek maximum total return, consistent with preservation of capital.
High Yield Bond ETF — To provide a high level of current income. Its secondary investment objective is capital appreciation.
International Bond ETF (USD-Hedged) — To provide a high level of current income as is consistent with the preservation of capital.
Municipal Income ETF — To provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.
Municipal High-Income ETF — To provide a high level of current income exempt from regular federal income tax.
Short Duration Income ETF — To provide current income, consistent with a short duration profile and with the preservation of capital.
Short Duration Municipal Income ETF — To provide current income exempt from regular federal income tax, consistent with a short duration profile and with the preservation of capital.
Ultra Short Income ETF — To provide current income, consistent with an ultra-short duration profile, focused on preservation of capital.
U.S. Multi-Sector Income ETF — To provide a high level of current income. The secondary objective is to provide capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team.  A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals.  The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions.  Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Capital Group Fixed Income ETF Trust	194

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (the “ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

195	Capital Group Fixed Income ETF Trust

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by each funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by each funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated each funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Capital Group Fixed Income ETF Trust	196

Classifications — Each funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2025, were as follows (dollars in thousands):
Core Bond ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$981,058	$1,659	$982,717
Mortgage-backed obligations	—	929,887	—	929,887
U.S. Treasury bonds & notes	—	264,085	—	264,085
Asset-backed obligations	—	235,081	—	235,081
Bonds & notes of governments & government agencies outside the U.S.	—	19,643	—	19,643
Municipals	—	725	—	725
Short-term securities	92,768	5,330	—	98,098
Total	$92,768	$2,435,809	$1,659	$2,530,236

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,825	$—	$—	$12,825
Unrealized appreciation on centrally cleared interest rate swaps	—	263	—	263
Unrealized appreciation on credit default swaps	—	135	—	135
Liabilities:
Unrealized depreciation on futures contracts	(898)	—	—	(898)
Total	$11,927	$398	$—	$12,325

*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Core Plus Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$2,289,934	$—	$2,289,934
Corporate bonds, notes & loans	—	1,610,632	604	1,611,236
U.S. Treasury bonds & notes	—	757,478	—	757,478
Asset-backed obligations	—	334,125	—	334,125
Bonds & notes of governments & government agencies outside the U.S.	—	93,124	—	93,124
Municipals	—	4,667	—	4,667
Common stocks	298	—	— *	298
Short-term securities	403,131	—	—	403,131
Total	$403,429	$5,089,960	$604	$5,493,993

197	Capital Group Fixed Income ETF Trust

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$21,788	$—	$—	$21,788
Unrealized appreciation on open forward currency contracts	—	11	—	11
Unrealized appreciation on centrally cleared interest rate swaps	—	9,430	—	9,430
Liabilities:
Unrealized depreciation on futures contracts	(14,355)	—	—	(14,355)
Unrealized depreciation on open forward currency contracts	—	(243)	—	(243)
Unrealized depreciation on centrally cleared interest rate swaps	—	(4,857)	—	(4,857)
Unrealized depreciation on bilateral interest rate swaps	—	(33)	—	(33)
Total	$7,433	$4,308	$—	$11,741

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, and interest rate swaps are not included in the investment portfolio.
High Yield Bond ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$43,428	$—	$43,428
Convertible bonds & notes	—	415	—	415
Convertible stocks	136	—	—	136
Short-term securities	6,777	—	—	6,777
Total	$6,913	$43,843	$—	$50,756
International Bond ETF (USD-Hedged)
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$14,815	$—	$14,815
Japanese yen	—	5,745	—	5,745
British pounds	—	4,637	—	4,637
Chinese yuan renminbi	—	4,273	—	4,273
Australian dollars	—	1,809	—	1,809
South Korean won	—	1,718	—	1,718
Malaysian ringgits	—	1,587	—	1,587
Canadian dollars	—	1,537	—	1,537
Norwegian kroner	—	1,095	—	1,095
Brazilian reais	—	657	—	657
Polish zloty	—	448	—	448
Mexican pesos	—	167	—	167
Turkish lira	—	50	—	50
U.S. dollars	—	10,058	—	10,058
Short-term securities	13	109	—	122
Total	$13	$48,705	$—	$48,718

Capital Group Fixed Income ETF Trust	198

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$143	$—	$—	$143
Unrealized appreciation on open forward currency contracts	—	26	—	26
Unrealized appreciation on centrally cleared interest rate swaps	—	7	—	7
Unrealized appreciation on bilateral interest rate swaps	—	13	—	13
Unrealized appreciation on credit default swaps	—	4	—	4
Liabilities:
Unrealized depreciation on futures contracts	(84)	—	—	(84)
Unrealized depreciation on open forward currency contracts	—	(577)	—	(577)
Unrealized depreciation on centrally cleared interest rate swaps	—	(26)	—	(26)
Unrealized depreciation on bilateral interest rate swaps	—	(43)	—	(43)
Unrealized depreciation on centrally cleared credit default swaps	—	(8)	—	(8)
Total	$59	$(604)	$—	$(545)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$427,150	$—	$427,150
California	—	264,398	—	264,398
New York	—	247,390	—	247,390
Illinois	—	233,087	—	233,087
Alabama	—	152,994	—	152,994
Florida	—	128,217	—	128,217
Colorado	—	114,180	—	114,180
Washington	—	101,518	—	101,518
Puerto Rico	—	99,951	—	99,951
Pennsylvania	—	98,262	—	98,262
Other	—	1,347,357	—	1,347,357
Short-term securities	—	142,518	—	142,518
Total	$—	$3,357,022	$—	$3,357,022

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$693	$—	$—	$693
Liabilities:
Unrealized depreciation on futures contracts	(477)	—	—	(477)
Total	$216	$—	$—	$216

*	Futures contracts are not included in the investment portfolio.

199	Capital Group Fixed Income ETF Trust

Municipal High-Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
California	$—	$19,355	$—	$19,355
Colorado	—	17,347	—	17,347
Texas	—	16,181	—	16,181
New York	—	14,519	—	14,519
Puerto Rico	—	12,681	—	12,681
Florida	—	11,924	—	11,924
Illinois	—	10,302	—	10,302
Arizona	—	9,379	—	9,379
New Hampshire	—	7,451	—	7,451
Wisconsin	—	6,990	—	6,990
Other	—	63,355	—	63,355
Short-term securities	—	10,386	—	10,386
Total	$—	$199,870	$—	$199,870

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$29	$—	$—	$29
Total	$29	$—	$—	$29

*	Futures contracts are not included in the investment portfolio.
Short Duration Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$535,354	$2,008	$537,362
Mortgage-backed obligations	—	425,270	—	425,270
Asset-backed obligations	—	323,717	—	323,717
Bonds & notes of governments & government agencies outside the U.S.	—	2,221	—	2,221
Short-term securities	65,478	500	—	65,978
Total	$65,478	$1,287,062	$2,008	$1,354,548

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,165	$—	$—	$2,165
Unrealized appreciation on centrally cleared interest rate swaps	—	2,146	—	2,146
Liabilities:
Unrealized depreciation on futures contracts	(1,854)	—	—	(1,854)
Total	$311	$2,146	$—	$2,457

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Capital Group Fixed Income ETF Trust	200

Short Duration Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
California	$—	$88,465	$—	$88,465
Texas	—	63,866	—	63,866
New York	—	43,357	—	43,357
Florida	—	33,893	—	33,893
Colorado	—	25,315	—	25,315
Illinois	—	23,998	—	23,998
Alabama	—	21,905	—	21,905
Washington	—	20,690	—	20,690
Pennsylvania	—	20,665	—	20,665
Michigan	—	19,272	—	19,272
Other	—	296,105	—	296,105
Short-term securities	—	54,651	—	54,651
Total	$—	$712,182	$—	$712,182

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$73	$—	$—	$73
Liabilities:
Unrealized depreciation on futures contracts	(91)	—	—	(91)
Total	$(18)	$—	$—	$(18)

*	Futures contracts are not included in the investment portfolio.
Ultra Short Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$28,324	$—	$28,324
Asset-backed obligations	—	11,916	—	11,916
Mortgage-backed obligations	—	3,996	—	3,996
Short-term securities	—	10,883	—	10,883
Total	$—	$55,119	$—	$55,119

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(11)	$—	$—	$(11)
Total	$(11)	$—	$—	$(11)

*	Futures contracts are not included in the investment portfolio.

201	Capital Group Fixed Income ETF Trust

U.S. Multi-Sector Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,980,463	$810	$1,981,273
Mortgage-backed obligations	—	570,692	—	570,692
Asset-backed obligations	—	208,290	—	208,290
U.S. Treasury bonds & notes	—	18,282	—	18,282
Municipals	—	1,749	—	1,749
Common stocks	490	—	1,298	1,788
Short-term securities	100,241	—	—	100,241
Options purchased on futures (equity style)	79	—	—	79
Total	$100,810	$2,779,476	$2,108	$2,882,394

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,644	$—	$—	$3,644
Unrealized appreciation on open forward currency contracts	—	39	—	39
Unrealized appreciation on centrally cleared interest rate swaps	—	13,506	—	13,506
Unrealized appreciation on credit default swaps	—	929	—	929
Liabilities:
Unrealized depreciation on futures contracts	(2,529)	—	—	(2,529)
Unrealized depreciation on open forward currency contracts	—	(513)	—	(513)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,262)	—	(1,262)
Total	$1,115	$12,699	$—	$13,814

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below (as applicable).
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Capital Group Fixed Income ETF Trust	202

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of a fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent a fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of a fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by a fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the net asset value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.
Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.
Investing in financials — Under normal circumstances, a significant portion of a fund’s portfolio will be comprised of securities issued by companies in the financials group of industries. As a result, a fund may be more susceptible to any economic, business, political or other developments which generally affect this group of industries. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, a fund’s investments may lose value during such periods.
Investing in asset-backed securities — Asset-backed securities include debt obligations that represent interests in pools of income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the asset may decline in value and be insufficient, upon foreclosure, to repay the associated loans.

203	Capital Group Fixed Income ETF Trust

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. Investments in junk bonds can be considered speculative.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for a fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

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Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that a fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.
Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Exposure to country, region, industry or sector — Subject to each fund’s investment limitations, a fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if a fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

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Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S. and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by a fund, which could impact the liquidity of the fund’s portfolio.
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Currency hedging risk — A fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. In addition, the reduction of a fund’s exposure to currency risks limits a fund’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets, and currency rates may experience volatility, which can reduce the fund’s returns. A fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate a fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between a fund’s exposure to non-U.S. currencies and the U.S. dollar. Additionally, there are transaction costs the fund will incur to hedge its foreign currency exposure. A fund’s exposure to foreign currencies may not be hedged at all times, including at times when the fund is implementing a currency hedging transaction. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of a fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of the fund’s currency hedging transactions.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make a fund more susceptible to certain economic, political or regulatory occurrences. As a result, a fund has greater risk of volatility, and greater risk of loss, from these investments.
Insured municipal bonds – A fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.
Alternative minimum tax — A fund may invest in securities, including in "private activity bonds," that may subject a shareholder to federal alternative minimum tax. Therefore, while a fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.
Investing in debt securities of sovereign, quasi-sovereign and supranational entities — While debt securities of sovereign, quasi-sovereign and supranational entities are subject to the risks associated with investments in debt instruments or foreign securities generally, they are also subject to other and different risks. A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the political considerations to which the government may be subject. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. In the event of a default on sovereign or quasi-sovereign debt, a fund may also have limited legal recourse against the defaulting government entity.
A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade (for example, the World Bank). Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities.

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Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Portfolio turnover — A fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or the shareholder’s account is tax-favored. These costs and tax effects may adversely affect a fund’s returns to shareholders. A fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Market trading — The funds’ shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in a fund’s net asset value (“NAV”), the intraday value of a fund’s holdings, and supply and demand for a fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of a fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to the fund’s NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which the investors are willing to sell fund shares (the “ask” price). Purchasing a fund’s shares when its market price is at a premium or selling a fund’s shares when its market price is at a discount, may result in paying more than, or receiving less than, NAV, respectively. Foreign securities held by a fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when a fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.
Authorized Participant concentration — Only authorized participants may engage in creation or redemption transactions directly with a fund, and none of them is obligated to do so. A fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by a fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — Each nondiversified fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if each such fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Cash transactions — Each fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When a fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If a fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, a fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an authorized participant, may reduce the fund’s NAV.

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Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5.  Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — Capital Group Core Plus Income ETF and Capital Group U.S. Multi-Sector Income ETF have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2025, the maximum exposure from these unfunded commitments for Capital Group Core Plus Income ETF was $1,781,000 and Capital Group U.S. Multi-Sector Income ETF was $1,991,000, respectively, which would represent 0.03% for Capital Group Core Plus Income ETF and 0.07% for Capital Group U.S. Multi-Sector Income ETF respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Capital Group Core Plus Income ETF and Capital Group U.S. Multi-Sector Income ETF, respectively, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

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The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations.
Option contracts can take different forms. Some of the funds have has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the funds’ investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

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Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protected buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as protection sellers, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

Capital Group Fixed Income ETF Trust	210

The following table presents the average month-end notional amounts of options on futures, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
Core Bond ETF	Not applicable	$633,884	Not applicable	$106,480	$53,908
Core Plus Income ETF	Not applicable	2,016,223	$10,410	1,491,287	85,000*
High Yield Bond ETF	Not applicable	Not applicable	Not applicable	Not applicable	Not applicable
International Bond ETF (USD-Hedged)	Not applicable	37,088	43,443	51,267	1,528
Municipal Income ETF	Not applicable	119,890	Not applicable	Not applicable	Not applicable
Municipal High-Income ETF	Not applicable	2,738	Not applicable	Not applicable	Not applicable
Short Duration Income ETF	Not applicable	343,244	Not applicable	174,400	Not applicable
Short Duration Municipal Income ETF	Not applicable	32,317	Not applicable	Not applicable	Not applicable
Ultra Short Income ETF	Not applicable	2,179	Not applicable	Not applicable	Not applicable
U.S. Multi-Sector Income ETF	$495	353,141	13,338	765,550	88,594

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2025 (dollars in thousands):
Core Bond ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$12,825	Unrealized depreciation*	$898
Swap (centrally cleared)	Interest	Unrealized appreciation*	263	Unrealized depreciation*	—
Swap (centrally cleared)	Credit	Unrealized appreciation*	135	Unrealized depreciation*	—
			$13,223		$898

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(9,401)	Net unrealized appreciation (depreciation) on futures contracts	$15,735
Swap	Interest	Net realized gain (loss) on swap contracts	78	Net unrealized appreciation (depreciation) on swap contracts	263
Swap	Credit	Net realized gain (loss) on swap contracts	(566)	Net unrealized appreciation (depreciation) on swap contracts	141
			$(9,889)		$16,139
Refer to the end of the table(s) for footnote(s).

211	Capital Group Fixed Income ETF Trust

Core Plus Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$21,788	Unrealized depreciation*	$14,355
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	11	Unrealized depreciation on open forward currency contracts	243
Swap (centrally cleared)	Interest	Unrealized appreciation*	9,430	Unrealized depreciation*	4,857
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	33
			$31,229		$19,488

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(627)	Net unrealized appreciation (depreciation) on futures contracts	$5,757
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(736)	Net unrealized appreciation (depreciation) forward currency contracts	(396)
Swap	Interest	Net realized gain (loss) on swap contracts	(34,011)	Net unrealized appreciation (depreciation) on swap contracts	3,517
			$(35,374)		$8,878
International Bond ETF (USD-Hedged)
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$143	Unrealized depreciation*	$84
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	26	Unrealized depreciation on open forward currency contracts	577
Swap (centrally cleared)	Interest	Unrealized appreciation*	7	Unrealized depreciation*	26
Swap (bilateral)	Interest	Bilateral swaps, at value	13	Bilateral swaps, at value	43
Swap (centrally cleared)	Credit	Unrealized appreciation*	4	Unrealized depreciation*	8
			$193		$738

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$199	Net unrealized appreciation (depreciation) on futures contracts	$28
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(1,947)	Net unrealized appreciation (depreciation) forward currency contracts	(1,545)
Swap	Interest	Net realized gain (loss) on swap contracts	(93)	Net unrealized appreciation (depreciation) on swap contracts	23
Swap	Credit	Net realized gain (loss) on swap contracts	60	Net unrealized appreciation (depreciation) on swap contracts	(1)
			$(1,781)		$(1,495)
Refer to the end of the table(s) for footnote(s).

Capital Group Fixed Income ETF Trust	212

Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$693	Unrealized depreciation*	$477

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$781	Net unrealized appreciation (depreciation) on futures contracts	$216
Swap	Interest	Net realized gain (loss) on swap contracts	765	Net unrealized appreciation (depreciation) on swap contracts	(774)
			$1,546		$(558)
Municipal High-Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$29	Unrealized depreciation*	$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(16)	Net unrealized appreciation (depreciation) on futures contracts	$29
Short Duration Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,165	Unrealized depreciation*	$1,854
Swap (centrally cleared)	Interest	Unrealized appreciation*	2,146	Unrealized depreciation*	—
			$4,311		$1,854

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$165	Net unrealized appreciation (depreciation) on futures contracts	$151
Swap	Interest	Net realized gain (loss) on swap contracts	(3,714)	Net unrealized appreciation (depreciation) on swap contracts	(709)
			$(3,549)		$(558)
Refer to the end of the table(s) for footnote(s).

213	Capital Group Fixed Income ETF Trust

Short Duration Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$73	Unrealized depreciation*	$91

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(24)	Net unrealized appreciation (depreciation) on futures contracts	$(18)
Swap	Interest	Net realized gain (loss) on swap contracts	296	Net unrealized appreciation (depreciation) on swap contracts	(308)
			$272		$(326)
Ultra Short Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$11

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(4)	Net unrealized appreciation (depreciation) on futures contracts	$(12)
U.S. Multi-Sector Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$78	Investment securities	$—
Futures	Interest	Unrealized appreciation*	3,644	Unrealized depreciation*	2,529
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	39	Unrealized depreciation on open forward currency contracts	513
Swap (centrally cleared)	Interest	Unrealized appreciation*	13,506	Unrealized depreciation*	1,262
Swap (centrally cleared)	Credit	Unrealized appreciation*	929	Unrealized depreciation*	—
			$18,196		$4,304

Refer to the end of the table(s) for footnote(s).

Capital Group Fixed Income ETF Trust	214

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$—	Net unrealized appreciation (depreciation) on investments	$9
Futures	Interest	Net realized gain (loss) on futures contracts	804	Net unrealized appreciation (depreciation) on futures contracts	1,115
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(359)	Net unrealized appreciation (depreciation) forward currency contracts	(555)
Swap	Interest	Net realized gain (loss) on swap contracts	(15,484)	Net unrealized appreciation (depreciation) on swap contracts	(3,228)
Swap	Credit	Net realized gain (loss) on swap contracts	(1,201)	Net unrealized appreciation (depreciation) on swap contracts	1,048
			$(16,240)		$(1,611)

*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable tables following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of options contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts and/or bilateral interest rate swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statement of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2025, if close-out netting was exercised (dollars in thousands):

215	Capital Group Fixed Income ETF Trust

Core Plus Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
HSBC Bank	$11	$(11)	$—	$—	$—
Liabilities:
UBS AG	$66	$—	$—	$—	$66
Bank of America	25	—	—	—	25
Barclays Bank PLC	33	—	—	—	33
BNP Paribas	141	—	—	—	141
HSBC Bank	11	(11)	—	—	—
Total	$276	$(11)	$—	$—	$265
International Bond ETF (USD-Hedged)
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$1	$(1)	$—	$—	$—
Goldman Sachs	14	—	—	—	14
HSBC Bank	3	(3)	—	—	—
JPMorgan Chase Bank	7	(7)	—	—	—
Morgan Stanley	12	(5)	—	—	7
Standard Chartered Bank	2	(2)	—	—	—
Total	$39	$(18)	$—	$—	$21
Liabilities:
Bank of New York	$4	$—	$—	$—	$4
Barclays Bank PLC	43	—	—	—	43
BNP Paribas	193	—	—	—	193
Citibank	58	(1)	—	—	57
HSBC Bank	35	(3)	—	—	32
JPMorgan Chase Bank	262	(7)	—	—	255
Morgan Stanley	5	(5)	—	—	—
Standard Chartered Bank	3	(2)	—	—	1
UBS AG	17	—	—	—	17
Total	$620	$(18)	$—	$—	$602
U.S. Multi-Sector Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
BNP Paribas	$31	$(31)	$—	$—	$—
HSBC Bank	8	(8)	—	—	—
Total	$39	$(39)	$—	$—	$—
Liabilities:
Bank of America	$404	$—	$(316)	$—	$88
BNP Paribas	75	(31)	—	—	44
HSBC Bank	34	(8)	—	—	26
Total	$513	$(39)	$(316)	$—	$158

*	Collateral is shown on a settlement basis.

Capital Group Fixed Income ETF Trust	216

6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):

217	Capital Group Fixed Income ETF Trust

	Core Bond ETF	Core Plus Income ETF	High Yield Bond ETF	International Bond ETF (USD-Hedged)	Municipal Income ETF
As of December 31, 2024
Undistributed tax-exempt income	$—	$—	$—	$—	$1,873
Undistributed ordinary income	221	1,552	—	1,750	—
Undistributed long-term capital gains	—	—	—	52	—
Capital loss carryforward*	(12,913)	(48,856)	—	—	(333)
Capital loss carryforward utilized	—	—	—	—	456
As of June 30, 2025
Gross unrealized appreciation on investments	38,778	73,479	258	2,833	12,571
Gross unrealized depreciation on investments	(14,318)	(34,799)	(10)	(204)	(39,666)
Net unrealized appreciation (depreciation) on investments	24,460	38,680	248	2,629	(27,095)
Cost of investments	2,518,100	5,467,286	50,508	46,092	3,384,333

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

	Municipal High-Income ETF	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF	U.S. Multi-Sector Income ETF
As of December 31, 2024
Undistributed tax-exempt income	$57	$—	$268	$—	$—
Undistributed ordinary income	—	173	—	25	213
Undistributed long-term capital gains	—	—	—	4	—
Capital loss carryforward*	(14)	(2,617)	(69)	—	(2,747)
Capital loss carryforward utilized	—	—	—	—	3,148
As of June 30, 2025
Gross unrealized appreciation on investments	500	14,585	3,642	144	61,561
Gross unrealized depreciation on investments	(4,325)	(312)	(970)	—	(26,648)
Net unrealized appreciation (depreciation) on investments	(3,825)	14,273	2,672	144	34,913
Cost of investments	203,723	1,342,733	709,491	54,965	2,861,848

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Capital Group Fixed Income ETF Trust	218

No distributions were paid to shareholders of High Yield Bond ETF during the period June 24, 2025, commencement of operations, through June 30, 2025. Distributions paid by all other funds were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2025				Year ended December 31, 2024
Fund	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid
Core Bond ETF	$41,311	$—	$—	$41,311	$33,238	$—	$—	$33,238
Core Plus Income ETF	113,210	—	—	113,210	143,463	—	—	143,463
International Bond ETF (USD-Hedged)	1,708	—	—	1,708	738 †	—	85 †	823 †
Municipal Income ETF	49,968	—	—	49,968	—	49,415	—	49,415
Municipal High-Income ETF	2,628	—	—	2,628	—	1,137 †	—	1,137 †
Short Duration Income ETF	24,360	—	—	24,360	27,757	—	—	27,757
Short Duration Municipal Income ETF	9,652	—	—	9,652	—	8,036	—	8,036
Ultra Short Income ETF	914	—	—	914	846 †	—	11 †	857 †
U.S. Multi-Sector Income ETF	69,337	—	—	69,337	64,695	—	—	64,695

†	For the period June 25, 2024, commencement of operations, through December 31, 2024.
7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
Core Bond ETF	0.27%
Core Plus Income ETF	0.34
High Yield Bond ETF	0.39
International Bond ETF (USD-Hedged)	0.45
Municipal Income ETF	0.27
Municipal High-Income ETF	0.34
Short Duration Income ETF	0.25
Short Duration Municipal Income ETF	0.25
Ultra Short Income ETF	0.18
U.S. Multi-Sector Income ETF	0.39
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

219	Capital Group Fixed Income ETF Trust

Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.
Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Short Duration Municipal Income ETF	$2,392	$2,477	$(98)
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the period ended June 30, 2025.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.

Capital Group Fixed Income ETF Trust	220

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.
Capital share transactions in each fund were as follows (dollars and shares in thousands):
Core Bond ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
$991,846	38,100	$—	—	$(139,813)	(5,400)	$852,033	32,700
Year ended December 31, 2024
$1,523,500	58,080	$—	—	$(11,366)	(420)	$1,512,134	57,660
Core Plus Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
$1,137,772	51,000	$—	—	$(21,172)	(960)	$1,116,600	50,040
Year ended December 31, 2024
$2,572,239	113,820	$—	—	$(74,594)	(3,240)	$2,497,645	110,580
High Yield Bond ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 24, 2025*, through June 30, 2025
$49,500	1,980	$—	—	$—	—	$49,500	1,980
International Bond ETF (USD-Hedged)
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
$—	—	$—	—	$—	—	$—	—
For the period June 25, 2024*, through December 31, 2024
$49,500	1,980	$—	—	$—	—	$49,500	1,980
Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
$758,938	28,380	$—	—	$(41,376)	(1,560)	$717,562	26,820
Year ended December 31, 2024
$2,213,972	81,780	$—	—	$(47,401)	(1,740)	$2,166,571	80,040
Refer to the end of the table(s) for footnote(s).

221	Capital Group Fixed Income ETF Trust

Municipal High-Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
$129,024	5,200	$—	—	$(4,777)	(200)	$124,247	5,000
For the period June 25, 2024*, through December 31, 2024
$87,344	3,450	$—	—	$(2,549)	(100)	$84,795	3,350
Short Duration Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
$460,901	17,880	$—	—	$(23,203)	(900)	$437,698	16,980
Year ended December 31, 2024
$559,137	21,840	$—	—	$(20,149)	(780)	$538,988	21,060
Short Duration Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
$156,036	6,000	$—	—	$(3,112)	(120)	$152,924	5,880
Year ended December 31, 2024
$514,066	19,800	$—	—	$(6,226)	(240)	$507,840	19,560
Ultra Short Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
$52,911	2,100	$—	—	$(31,748)	(1,260)	$21,163	840
For the period June 25, 2024*, through December 31, 2024
$34,531	1,380	$—	—	$—	—	$34,531	1,380
U.S. Multi-Sector Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
$896,079	32,760	$—	—	$(22,359)	(840)	$873,720	31,920
Year ended December 31, 2024
$1,575,085	57,600	$—	—	$—	—	$1,575,085	57,600

*	Commencement of operations.

Capital Group Fixed Income ETF Trust	222

10.  Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the six months ended June 30, 2025 (dollars in thousands):
Fund	Purchases	Sales
Core Bond ETF	$367,809	$89,075
Core Plus Income ETF	819,698	407,015
High Yield Bond ETF	6,591	1,786
International Bond ETF (USD-Hedged)	28,820	33,305
Municipal Income ETF	955,939	393,596
Municipal High-Income ETF	131,916	20,566
Short Duration Income ETF	331,375	128,611
Short Duration Municipal Income ETF	306,311	187,581
Ultra Short Income ETF	27,066	17,011
U.S. Multi-Sector Income ETF	729,745	493,625
The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the six months ended June 30, 2025 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
Core Bond ETF	$419,288	$137,542
Core Plus Income ETF	838,057	19,773
High Yield Bond ETF	38,917	—
International Bond ETF (USD-Hedged)	—	—
Municipal Income ETF	131,038	11,561
Municipal High-Income ETF	1,026	—
Short Duration Income ETF	204,379	22,954
Short Duration Municipal Income ETF	11,574	—
Ultra Short Income ETF	27,803	15,796
U.S. Multi-Sector Income ETF	564,262	18,463
The following table presents additional information for each fund for the six months ended June 30, 2025 (dollars in thousands):
Fund	Non-U.S. taxes paid on interest income	Non-U.S. taxes paid on realized gains
Core Bond ETF	$—	$—
Core Plus Income ETF	37	—
High Yield Bond ETF	—	—
International Bond ETF (USD-Hedged)	—	4
Municipal Income ETF	—	—
Municipal High-Income ETF	—	—
Short Duration Income ETF	—	—
Short Duration Municipal Income ETF	—	—
Ultra Short Income ETF	—	—
U.S. Multi-Sector Income ETF	30	—
11.  Ownership Concentration

At June 30, 2025, American Funds Portfolio Series — Tax-Aware Conservative Growth and Income Portfolio held 31% and 28% of the outstanding shares of Capital Group Municipal Income ETF and Capital Group Short Duration Municipal Income ETF, respectively. In addition, American Funds Portfolio Series — Tax-Exempt Preservation Portfolio held 16% of the outstanding shares of Capital Group Short Duration Municipal Income ETF. Furthermore, Capital Group Core Balanced ETF held 12% and 10% of the outstanding shares of Capital Group Core Plus Income ETF and Capital Group Core Bond ETF, respectively.

223	Capital Group Fixed Income ETF Trust

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Core Bond ETF
6/30/2025[3,4]	$25.76	$.61	$.45	$1.06	$(.52 )	$—	$(.52 )	$26.30	4.15%[5]	$2,473	.27%[6]	4.78%[6]
12/31/2024	26.38	1.24	(.83 )	.41	(1.03)	—	(1.03)	25.76	1.58	1,579.27		4.76
12/31/2023[3,7]	25.00	.45	1.18	1.63	(.25 )	—	(.25 )	26.38	6.56 [5]	97	.27 [6]	6.77 [6]
Core Plus Income ETF
6/30/2025[3,4]	$22.18	$.76	$.11	$.87	$(.54 )	$—	$(.54 )	$22.51	3.95%[5]	$5,170	.34%[6]	6.86%[6]
12/31/2024	22.66	1.55	(.88 )	.67	(1.15)	—	(1.15)	22.18	3.01	3,985.34		6.91
12/31/2023	22.23	1.55	.01	1.56	(1.13)	—	(1.13)	22.66	7.25	1,565.34		7.04
12/31/2022[3,8]	25.30	.83	(3.24)	(2.41)	(.66 )	—	(.66 )	22.23	(9.59)[5]	455	.34 [6]	4.24 [6]
High Yield Bond ETF
6/30/2025[3,4,9]	$25.00	$.02	$.13	$.15	$—	$—	$—	$25.15	.60%[5]	$50	.39%[6]	5.88%[6]
International Bond ETF (USD-Hedged)
6/30/2025[3,4]	$25.28	$.49	$.27	$.76	$(.78 )	$(.08 )	$(.86 )	$25.18	3.03%[5]	$50	.45%[6]	3.86%[6]
12/31/2024[3,10]	25.00	.46	.23	.69	(.37 )	(.04 )	(.41 )	25.28	2.79 [5]	50	.45 [6]	3.52 [5]
Municipal Income ETF
6/30/2025[3,4]	$26.88	$.48	$(.25 )	$.23	$(.44 )	$—	$(.44 )	$26.67	.86%[5]	$3,361	.27%[6]	3.61%[6]
12/31/2024	27.00	.99	(.25 )	.74	(.86 )	—	(.86 )	26.88	2.80	2,666.27		3.66
12/31/2023	26.11	.98	.75	1.73	(.84 )	—	(.84 )	27.00	6.78	517.27		3.75
12/31/2022[3,11]	25.00	.17	1.07	1.24	(.13 )	—	(.13 )	26.11	4.92 [5]	74	.05 [5]	.67 [5]
Municipal High-Income ETF
6/30/2025[3,4]	$25.24	$.54	$(.76 )	$(.22 )	$(.44 )	$—	$(.44 )	$24.58	(.89 )%[5]	$205	.34%[6]	4.37%[6]
12/31/2024[3,10]	25.00	.54	.15	.69	(.45 )	—	(.45 )	25.24	2.76 [5]	85	.34 [6]	4.11 [5]
Short Duration Income ETF
6/30/2025[3,4]	$25.61	$.73	$.12	$.85	$(.55 )	$—	$(.55 )	$25.91	3.35%[5]	$1,325	.25%[6]	5.69%[6]
12/31/2024	25.41	1.69	(.32 )	1.37	(1.17)	—	(1.17)	25.61	5.51	874.25		6.64
12/31/2023	25.27	1.37	(.10 )	1.27	(1.13)	—	(1.13)	25.41	5.14	332.25		5.45
12/31/2022[3,11]	25.00	.22	.21	.43	(.16 )	—	(.16 )	25.27	1.73 [5]	89	.05 [5]	.87 [5]
Short Duration Municipal Income ETF
6/30/2025[3,4]	$25.93	$.43	$.07	$.50	$(.39 )	$—	$(.39 )	$26.04	1.94%[5]	$709	.25%[6]	3.32%[6]
12/31/2024	25.78	.91	.05	.96	(.81 )	—	(.81 )	25.93	3.77	554.25		3.51
12/31/2023[3,7]	25.00	.24	.76	1.00	(.22 )	—	(.22 )	25.78	4.00 [5]	46	.25 [6]	3.62 [6]
Ultra Short Income ETF
6/30/2025[3,4]	$25.12	$.57	$.08	$.65	$(.53 )	$(.01 )	$(.54 )	$25.23	2.62%[5]	$56	.18%[6]	4.59%[6]
12/31/2024[3,10]	25.00	.65	.13	.78	(.63 )	(.03 )	(.66 )	25.12	3.14 [5]	35	.18 [6]	5.01 [5]
U.S. Multi-Sector Income ETF
6/30/2025[3,4]	$27.21	$1.05	$.05	$1.10	$(.74 )	$—	$(.74 )	$27.57	4.12%[5]	$2,857	.39%[6]	7.82%[6]
12/31/2024	26.91	2.07	(.16 )	1.91	(1.61)	—	(1.61)	27.21	7.29	1,951.39		7.63
12/31/2023	25.66	2.05	.78	2.83	(1.58)	—	(1.58)	26.91	11.39	379.39		7.91
12/31/2022[3,11]	25.00	.29	.62	.91	(.25 )	—	(.25 )	25.66	3.63 [5]	71	.07 [5]	1.13 [5]
Refer to the end of the table(s) for footnote(s).

Capital Group Fixed Income ETF Trust	224

Financial highlights (continued)

Portfolio turnover rate excluding mortgage dollar roll transactions[12,13]	Six months ended June 30, 2025[3,4,5]	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	32%	125%	13%[7]
Core Plus Income ETF	66	83	76	172%[8]
International Bond ETF (USD-Hedged)	66	118 [5,10]
Short Duration Income ETF	16	42	56	1 [11]
U.S. Multi-Sector Income ETF	24	39	43	6 [11]

Portfolio turnover rate including mortgage dollar roll transactions, if any[12,13]	Six months ended June 30, 2025[3,4,5]	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	55%	354%	26%[7]
Core Plus Income ETF	201	420	581	446%[8]
High Yield Bond ETF	4 [9]
International Bond ETF (USD-Hedged)	101	185 [5,10]
Municipal Income ETF	14	29	19	1 [11]
Municipal High-Income ETF	16	25 [5,10]
Short Duration Income ETF	85	192	203	55 [11]
Short Duration Municipal Income ETF	34	54	37 [7]
Ultra Short Income ETF	70	26 [5,10]
U.S. Multi-Sector Income ETF	34	41	43	6 [11]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	For the period September 26, 2023, commencement of operations, through December 31, 2023.
[8]	For the period February 22, 2022, commencement of operations, through December 31, 2022.
[9]	For the period June 24, 2025, commencement of operations, through June 30, 2025.
[10]	For the period June 25, 2024, commencement of operations, through December 31, 2024.
[11]	For the period October 25, 2022, commencement of operations, through December 31, 2022.
[12]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

225	Capital Group Fixed Income ETF Trust

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

Capital Group Fixed Income ETF Trust	226

Approval of Investment Advisory and Service Agreement

The trust’s board has approved the continuation of the trust’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through July 31, 2026. The board approved the agreement following the recommendation of the trust’s Contracts Committee (the “committee”), which is composed of all of the trust’s independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC in addition to information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative services provided by CRMC to each fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to each fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objective and strategy. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2024 while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment operations and results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds, noting that each fund has a unitary fee structure. They observed that each fund’s advisory fees and expenses are competitive with, and compared favorably to, those of other similar active exchange traded funds and institutional share classes for comparable open-end funds included in the applicable Lipper categories. The board and the committee also reviewed information regarding the effective advisory fees charged to other funds and accounts managed by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising each fund and the other clients. The board and the committee concluded that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and other funds it sponsors, including fees for administrative services; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the fees paid to CRMC by each fund.

227	Capital Group Fixed Income ETF Trust

Approval of Investment Advisory and Service Agreement (continued)

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to its U.S. registered fund business, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered that shareholders benefited from the unitary fee structure because expenses were limited. The board and the committee also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints. The board and the committee concluded that each fund’s contractual fee rate reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

Capital Group Fixed Income ETF Trust	228

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Fixed Income ETF Trust

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 05, 2025

By   /s/ Sandra Chuon

Sandra Chuon, Treasurer and

Principal Financial Officer

Date: September 05, 2025